UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

●	PIMCO Dividend and Income Fund Class A
●	PIMCO Dividend and Income Fund Class C
●	PIMCO Dividend and Income Fund I-2
●	PIMCO Dividend and Income Fund Institutional Class
●	PIMCO RAE Emerging Markets Fund Class A
●	PIMCO RAE Emerging Markets Fund I-2
●	PIMCO RAE Emerging Markets Fund Institutional Class
●	PIMCO RAE Global ex-US Fund Class A
●	PIMCO RAE Global ex-US Fund I-2
●	PIMCO RAE Global ex-US Fund Institutional Class
●	PIMCO RAE International Fund Class A
●	PIMCO RAE International Fund I-2
●	PIMCO RAE International Fund Institutional Class
●	PIMCO RAE US Fund Class A
●	PIMCO RAE US Fund I-2
●	PIMCO RAE US Fund Institutional Class
●	PIMCO RAE US Small Fund Class A
●	PIMCO RAE US Small Fund I-2
●	PIMCO RAE US Small Fund Institutional Class
●	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
●	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
●	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
●	PIMCO RAFI ESG U.S. ETF
●	PIMCO REALPATH® Blend 2030 Fund Class A
●	PIMCO REALPATH® Blend 2030 Fund Institutional Class
●	PIMCO REALPATH® Blend 2035 Fund Class A
●	PIMCO REALPATH® Blend 2035 Fund Institutional Class
●	PIMCO REALPATH® Blend 2040 Fund Class A
●	PIMCO REALPATH® Blend 2040 Fund Institutional Class
●	PIMCO REALPATH® Blend 2045 Fund Class A
●	PIMCO REALPATH® Blend 2045 Fund Institutional Class
●	PIMCO REALPATH® Blend 2050 Fund Class A
●	PIMCO REALPATH® Blend 2050 Fund Institutional Class
●	PIMCO REALPATH® Blend 2055 Fund Class A
●	PIMCO REALPATH® Blend 2055 Fund Institutional Class
●	PIMCO REALPATH® Blend 2060 Fund Class A
●	PIMCO REALPATH® Blend 2060 Fund Institutional Class
●	PIMCO REALPATH® Blend 2065 Fund Class A
●	PIMCO REALPATH® Blend 2065 Fund Institutional Class
●	PIMCO REALPATH® Blend 2070 Fund Class A
●	PIMCO REALPATH® Blend 2070 Fund Institutional Class
●	PIMCO REALPATH® Blend Income Fund Class A
●	PIMCO REALPATH® Blend Income Fund Institutional Class

(b)	Not applicable to the Registrant.

Class A: PQIZX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.27%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the MSCI ACWI High Dividend Yield Net USD as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$9,447	$10,000	$10,000	$10,000
7/31/15	$9,402	$10,070	$10,068	$10,066
8/31/15	$8,728	$10,055	$9,732	$9,409
9/30/15	$8,355	$10,123	$9,619	$9,127
10/31/15	$8,854	$10,125	$9,984	$9,818
11/30/15	$8,701	$10,098	$9,885	$9,650
12/31/15	$8,363	$10,065	$9,793	$9,500
1/31/16	$8,014	$10,204	$9,680	$9,151
2/29/16	$7,985	$10,276	$9,739	$9,198
3/31/16	$8,422	$10,371	$10,129	$9,850
4/30/16	$8,591	$10,410	$10,248	$10,043
5/31/16	$8,641	$10,413	$10,221	$9,988
6/30/16	$8,561	$10,600	$10,379	$10,118
7/31/16	$8,793	$10,667	$10,552	$10,390
8/31/16	$8,810	$10,655	$10,540	$10,379
9/30/16	$8,879	$10,649	$10,582	$10,468
10/31/16	$8,810	$10,567	$10,408	$10,203
11/30/16	$8,957	$10,317	$10,272	$10,178
12/31/16	$9,163	$10,332	$10,419	$10,455
1/31/17	$9,303	$10,352	$10,514	$10,624
2/28/17	$9,372	$10,422	$10,707	$10,943
3/31/17	$9,483	$10,416	$10,774	$11,086
4/30/17	$9,509	$10,497	$10,857	$11,172
5/31/17	$9,658	$10,577	$11,042	$11,466
6/30/17	$9,720	$10,567	$11,032	$11,458
7/31/17	$9,948	$10,612	$11,165	$11,685
8/31/17	$9,921	$10,707	$11,246	$11,750
9/30/17	$10,191	$10,656	$11,331	$11,982
10/31/17	$10,315	$10,663	$11,376	$12,072
11/30/17	$10,438	$10,649	$11,465	$12,275
12/31/17	$10,605	$10,698	$11,562	$12,427
1/31/18	$11,025	$10,575	$11,754	$12,982
2/28/18	$10,578	$10,474	$11,424	$12,376
3/31/18	$10,494	$10,542	$11,368	$12,169
4/30/18	$10,610	$10,463	$11,341	$12,209
5/31/18	$10,432	$10,538	$11,299	$12,031
6/30/18	$10,361	$10,525	$11,272	$11,988
7/31/18	$10,648	$10,527	$11,495	$12,459
8/31/18	$10,550	$10,595	$11,530	$12,455
9/30/18	$10,653	$10,527	$11,564	$12,609
10/31/18	$10,128	$10,444	$11,237	$11,996
11/30/18	$10,209	$10,506	$11,400	$12,273
12/31/18	$9,646	$10,699	$11,166	$11,543
1/31/19	$10,210	$10,813	$11,566	$12,246
2/28/19	$10,348	$10,806	$11,713	$12,566
3/31/19	$10,345	$11,014	$11,878	$12,678
4/30/19	$10,529	$11,017	$11,987	$12,907
5/31/19	$10,039	$11,212	$11,806	$12,289
6/30/19	$10,528	$11,353	$12,264	$13,087
7/31/19	$10,416	$11,378	$12,226	$12,978
8/31/19	$10,135	$11,673	$12,279	$12,754
9/30/19	$10,547	$11,611	$12,457	$13,192
10/31/19	$10,734	$11,646	$12,667	$13,598
11/30/19	$10,866	$11,640	$12,745	$13,772
12/31/19	$11,105	$11,632	$12,985	$14,300
1/31/20	$10,770	$11,855	$12,905	$13,849
2/29/20	$9,986	$12,069	$12,477	$12,681
3/31/20	$8,350	$11,998	$11,674	$11,124
4/30/20	$8,857	$12,211	$12,243	$12,010
5/31/20	$9,135	$12,268	$12,357	$12,177
6/30/20	$9,294	$12,345	$12,468	$12,320
7/31/20	$9,342	$12,530	$12,778	$12,748
8/31/20	$9,697	$12,428	$12,900	$13,093
9/30/20	$9,392	$12,422	$12,742	$12,781
10/31/20	$9,209	$12,366	$12,527	$12,406
11/30/20	$10,509	$12,488	$13,361	$13,937
12/31/20	$10,916	$12,505	$13,663	$14,547
1/31/21	$11,093	$12,415	$13,565	$14,444
2/28/21	$11,711	$12,236	$13,572	$14,667
3/31/21	$12,177	$12,083	$13,837	$15,422
4/30/21	$12,324	$12,178	$14,043	$15,759
5/31/21	$12,679	$12,218	$14,251	$16,171
6/30/21	$12,630	$12,304	$14,232	$16,019
7/31/21	$12,501	$12,442	$14,339	$16,081
8/31/21	$12,560	$12,418	$14,420	$16,293
9/30/21	$12,444	$12,310	$14,058	$15,615
10/31/21	$12,554	$12,307	$14,199	$15,932
11/30/21	$12,394	$12,343	$14,023	$15,491
12/31/21	$12,890	$12,312	$14,518	$16,625
1/31/22	$12,798	$12,047	$14,323	$16,536
2/28/22	$12,605	$11,912	$14,122	$16,257
3/31/22	$12,670	$11,581	$14,003	$16,435
4/30/22	$12,231	$11,142	$13,467	$15,800
5/31/22	$12,405	$11,214	$13,594	$15,996
6/30/22	$11,599	$11,038	$13,010	$14,873
7/31/22	$11,958	$11,307	$13,313	$15,202
8/31/22	$11,651	$10,988	$12,879	$14,639
9/30/22	$10,984	$10,513	$12,102	$13,505
10/31/22	$11,428	$10,377	$12,423	$14,397
11/30/22	$12,152	$10,759	$13,176	$15,612
12/31/22	$12,051	$10,710	$13,047	$15,379
1/31/23	$12,501	$11,040	$13,449	$15,852
2/28/23	$12,126	$10,754	$13,053	$15,328
3/31/23	$12,298	$11,027	$13,358	$15,656
4/30/23	$12,417	$11,094	$13,542	$15,992
5/31/23	$12,147	$10,973	$13,151	$15,243
6/30/23	$12,582	$10,934	$13,432	$15,948
7/31/23	$12,865	$10,927	$13,683	$16,555
8/31/23	$12,669	$10,857	$13,462	$16,127
9/30/23	$12,401	$10,581	$13,118	$15,713
10/31/23	$12,192	$10,414	$12,767	$15,121
11/30/23	$12,929	$10,886	$13,472	$16,105
12/31/23	$13,467	$11,302	$14,026	$16,812
1/31/24	$13,501	$11,271	$14,019	$16,842
2/29/24	$13,624	$11,112	$13,989	$17,008
3/31/24	$14,030	$11,215	$14,322	$17,653
4/30/24	$13,656	$10,931	$13,948	$17,183
5/31/24	$14,087	$11,117	$14,246	$17,627
6/30/24	$14,099	$11,222	$14,257	$17,488
7/31/24	$14,511	$11,484	$14,725	$18,226
8/31/24	$14,866	$11,649	$15,073	$18,828
9/30/24	$15,083	$11,805	$15,315	$19,179
10/31/24	$14,783	$11,512	$14,901	$18,617
11/30/24	$15,036	$11,634	$15,061	$18,822
12/31/24	$14,680	$11,444	$14,629	$18,050
1/31/25	$14,974	$11,504	$14,880	$18,572
2/28/25	$15,386	$11,757	$15,244	$19,073
3/31/25	$15,474	$11,762	$15,264	$19,116
4/30/25	$15,498	$11,808	$15,252	$19,012
5/31/25	$15,748	$11,723	$15,377	$19,459
6/30/25	$16,140	$11,904	$15,655	$19,864

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.47%	11.67%	5.50%
Class A (including sales charge)	8.15%	10.42%	4.90%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQIZX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2025

PES6036TSRAR_063025

Class C: PQICX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.02%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the MSCI ACWI High Dividend Yield Net USD as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$10,000	$10,000	$10,000	$10,000
7/31/15	$9,946	$10,070	$10,068	$10,066
8/31/15	$9,226	$10,055	$9,732	$9,409
9/30/15	$8,824	$10,123	$9,619	$9,127
10/31/15	$9,346	$10,125	$9,984	$9,818
11/30/15	$9,187	$10,098	$9,885	$9,650
12/31/15	$8,815	$10,065	$9,793	$9,500
1/31/16	$8,440	$10,204	$9,680	$9,151
2/29/16	$8,405	$10,276	$9,739	$9,198
3/31/16	$8,860	$10,371	$10,129	$9,850
4/30/16	$9,041	$10,410	$10,248	$10,043
5/31/16	$9,080	$10,413	$10,221	$9,988
6/30/16	$8,993	$10,600	$10,379	$10,118
7/31/16	$9,228	$10,667	$10,552	$10,390
8/31/16	$9,247	$10,655	$10,540	$10,379
9/30/16	$9,310	$10,649	$10,582	$10,468
10/31/16	$9,238	$10,567	$10,408	$10,203
11/30/16	$9,373	$10,317	$10,272	$10,178
12/31/16	$9,589	$10,332	$10,419	$10,455
1/31/17	$9,735	$10,352	$10,514	$10,624
2/28/17	$9,799	$10,422	$10,707	$10,943
3/31/17	$9,909	$10,416	$10,774	$11,086
4/30/17	$9,927	$10,497	$10,857	$11,172
5/31/17	$10,074	$10,577	$11,042	$11,466
6/30/17	$10,135	$10,567	$11,032	$11,458
7/31/17	$10,364	$10,612	$11,165	$11,685
8/31/17	$10,327	$10,707	$11,246	$11,750
9/30/17	$10,602	$10,656	$11,331	$11,982
10/31/17	$10,722	$10,663	$11,376	$12,072
11/30/17	$10,851	$10,649	$11,465	$12,275
12/31/17	$11,012	$10,698	$11,562	$12,427
1/31/18	$11,449	$10,575	$11,754	$12,982
2/28/18	$10,975	$10,474	$11,424	$12,376
3/31/18	$10,882	$10,542	$11,368	$12,169
4/30/18	$10,993	$10,463	$11,341	$12,209
5/31/18	$10,798	$10,538	$11,299	$12,031
6/30/18	$10,715	$10,525	$11,272	$11,988
7/31/18	$11,014	$10,527	$11,495	$12,459
8/31/18	$10,902	$10,595	$11,530	$12,455
9/30/18	$11,002	$10,527	$11,564	$12,609
10/31/18	$10,458	$10,444	$11,237	$11,996
11/30/18	$10,533	$10,506	$11,400	$12,273
12/31/18	$9,943	$10,699	$11,166	$11,543
1/31/19	$10,516	$10,813	$11,566	$12,246
2/28/19	$10,660	$10,806	$11,713	$12,566
3/31/19	$10,641	$11,014	$11,878	$12,678
4/30/19	$10,832	$11,017	$11,987	$12,907
5/31/19	$10,316	$11,212	$11,806	$12,289
6/30/19	$10,808	$11,353	$12,264	$13,087
7/31/19	$10,693	$11,378	$12,226	$12,978
8/31/19	$10,397	$11,673	$12,279	$12,754
9/30/19	$10,812	$11,611	$12,457	$13,192
10/31/19	$10,995	$11,646	$12,667	$13,598
11/30/19	$11,129	$11,640	$12,745	$13,772
12/31/19	$11,367	$11,632	$12,985	$14,300
1/31/20	$11,015	$11,855	$12,905	$13,849
2/29/20	$10,205	$12,069	$12,477	$12,681
3/31/20	$8,525	$11,998	$11,674	$11,124
4/30/20	$9,033	$12,211	$12,243	$12,010
5/31/20	$9,316	$12,268	$12,357	$12,177
6/30/20	$9,472	$12,345	$12,468	$12,320
7/31/20	$9,521	$12,530	$12,778	$12,748
8/31/20	$9,863	$12,428	$12,900	$13,093
9/30/20	$9,556	$12,422	$12,742	$12,781
10/31/20	$9,361	$12,366	$12,527	$12,406
11/30/20	$10,682	$12,488	$13,361	$13,937
12/31/20	$11,082	$12,505	$13,663	$14,547
1/31/21	$11,261	$12,415	$13,565	$14,444
2/28/21	$11,879	$12,236	$13,572	$14,667
3/31/21	$12,337	$12,083	$13,837	$15,422
4/30/21	$12,477	$12,178	$14,043	$15,759
5/31/21	$12,836	$12,218	$14,251	$16,171
6/30/21	$12,771	$12,304	$14,232	$16,019
7/31/21	$12,630	$12,442	$14,339	$16,081
8/31/21	$12,680	$12,418	$14,420	$16,293
9/30/21	$12,566	$12,310	$14,058	$15,615
10/31/21	$12,667	$12,307	$14,199	$15,932
11/30/21	$12,495	$12,343	$14,023	$15,491
12/31/21	$12,987	$12,312	$14,518	$16,625
1/31/22	$12,894	$12,047	$14,323	$16,536
2/28/22	$12,689	$11,912	$14,122	$16,257
3/31/22	$12,741	$11,581	$14,003	$16,435
4/30/22	$12,299	$11,142	$13,467	$15,800
5/31/22	$12,464	$11,214	$13,594	$15,996
6/30/22	$11,651	$11,038	$13,010	$14,873
7/31/22	$12,001	$11,307	$13,313	$15,202
8/31/22	$11,672	$10,988	$12,879	$14,639
9/30/22	$11,008	$10,513	$12,102	$13,505
10/31/22	$11,444	$10,377	$12,423	$14,397
11/30/22	$12,160	$10,759	$13,176	$15,612
12/31/22	$12,052	$10,710	$13,047	$15,379
1/31/23	$12,493	$11,040	$13,449	$15,852
2/28/23	$12,117	$10,754	$13,053	$15,328
3/31/23	$12,282	$11,027	$13,358	$15,656
4/30/23	$12,390	$11,094	$13,542	$15,992
5/31/23	$12,109	$10,973	$13,151	$15,243
6/30/23	$12,540	$10,934	$13,432	$15,948
7/31/23	$12,812	$10,927	$13,683	$16,555
8/31/23	$12,606	$10,857	$13,462	$16,127
9/30/23	$12,332	$10,581	$13,118	$15,713
10/31/23	$12,112	$10,414	$12,767	$15,121
11/30/23	$12,836	$10,886	$13,472	$16,105
12/31/23	$13,375	$11,302	$14,026	$16,812
1/31/24	$13,397	$11,271	$14,019	$16,842
2/29/24	$13,509	$11,112	$13,989	$17,008
3/31/24	$13,900	$11,215	$14,322	$17,653
4/30/24	$13,518	$10,931	$13,948	$17,183
5/31/24	$13,933	$11,117	$14,246	$17,627
6/30/24	$13,939	$11,222	$14,257	$17,488
7/31/24	$14,347	$11,484	$14,725	$18,226
8/31/24	$14,687	$11,649	$15,073	$18,828
9/30/24	$14,879	$11,805	$15,315	$19,179
10/31/24	$14,583	$11,512	$14,901	$18,617
11/30/24	$14,822	$11,634	$15,061	$18,822
12/31/24	$14,460	$11,444	$14,629	$18,050
1/31/25	$14,751	$11,504	$14,880	$18,572
2/28/25	$15,145	$11,757	$15,244	$19,073
3/31/25	$15,219	$11,762	$15,264	$19,116
4/30/25	$15,231	$11,808	$15,252	$19,012
5/31/25	$15,465	$11,723	$15,377	$19,459
6/30/25	$15,846	$11,904	$15,655	$19,864

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	13.68%	10.84%	4.71%
Class C (including sales charge)	12.68%	10.84%	4.71%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQICX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2025

PES6236TSRAR_063025

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the MSCI ACWI High Dividend Yield Net USD as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$995,563	$1,006,951	$1,006,756	$1,006,560
8/31/15	$924,555	$1,005,505	$973,220	$940,946
9/30/15	$885,357	$1,012,307	$961,886	$912,666
10/31/15	$938,492	$1,012,475	$998,417	$981,834
11/30/15	$923,313	$1,009,800	$988,542	$965,008
12/31/15	$886,717	$1,006,537	$979,282	$950,046
1/31/16	$850,232	$1,020,388	$967,982	$915,050
2/29/16	$847,442	$1,027,626	$973,918	$919,779
3/31/16	$894,003	$1,037,055	$1,012,903	$984,979
4/30/16	$912,210	$1,041,035	$1,024,786	$1,004,307
5/31/16	$917,835	$1,041,302	$1,022,103	$998,791
6/30/16	$909,432	$1,060,012	$1,037,940	$1,011,797
7/31/16	$935,050	$1,066,714	$1,055,160	$1,038,972
8/31/16	$937,794	$1,065,494	$1,054,028	$1,037,929
9/30/16	$945,114	$1,064,870	$1,058,216	$1,046,788
10/31/16	$937,794	$1,056,725	$1,040,767	$1,020,275
11/30/16	$953,348	$1,031,729	$1,027,191	$1,017,787
12/31/16	$975,165	$1,033,185	$1,041,903	$1,045,508
1/31/17	$990,923	$1,035,212	$1,051,350	$1,062,415
2/28/17	$998,339	$1,042,169	$1,070,681	$1,094,344
3/31/17	$1,010,781	$1,041,623	$1,077,362	$1,108,577
4/30/17	$1,013,573	$1,049,661	$1,085,718	$1,117,216
5/31/17	$1,030,326	$1,057,741	$1,104,155	$1,146,564
6/30/17	$1,036,875	$1,056,676	$1,103,235	$1,145,802
7/31/17	$1,061,184	$1,061,223	$1,116,522	$1,168,470
8/31/17	$1,058,379	$1,070,742	$1,124,623	$1,174,951
9/30/17	$1,087,874	$1,065,642	$1,133,078	$1,198,211
10/31/17	$1,101,049	$1,066,260	$1,137,634	$1,207,152
11/30/17	$1,115,165	$1,064,891	$1,146,489	$1,227,496
12/31/17	$1,133,147	$1,069,778	$1,156,225	$1,242,710
1/31/18	$1,178,931	$1,057,458	$1,175,376	$1,298,189
2/28/18	$1,131,239	$1,047,434	$1,142,360	$1,237,560
3/31/18	$1,122,201	$1,054,151	$1,136,830	$1,216,945
4/30/18	$1,135,561	$1,046,311	$1,134,138	$1,220,932
5/31/18	$1,116,476	$1,053,778	$1,129,880	$1,203,055
6/30/18	$1,108,268	$1,052,482	$1,127,177	$1,198,777
7/31/18	$1,139,960	$1,052,732	$1,149,455	$1,245,878
8/31/18	$1,130,356	$1,059,506	$1,152,973	$1,245,486
9/30/18	$1,142,141	$1,052,683	$1,156,412	$1,260,938
10/31/18	$1,085,034	$1,044,365	$1,123,736	$1,199,641
11/30/18	$1,094,713	$1,050,599	$1,140,038	$1,227,289
12/31/18	$1,033,612	$1,069,900	$1,116,592	$1,154,260
1/31/19	$1,094,936	$1,081,262	$1,156,565	$1,224,644
2/28/19	$1,110,761	$1,080,635	$1,171,330	$1,256,622
3/31/19	$1,110,551	$1,101,385	$1,187,806	$1,267,845
4/30/19	$1,130,347	$1,101,667	$1,198,661	$1,290,693
5/31/19	$1,077,888	$1,121,224	$1,180,598	$1,228,880
6/30/19	$1,131,074	$1,135,304	$1,226,369	$1,308,737
7/31/19	$1,120,034	$1,137,801	$1,222,612	$1,297,838
8/31/19	$1,088,922	$1,167,284	$1,227,876	$1,275,382
9/30/19	$1,133,796	$1,161,067	$1,245,704	$1,319,209
10/31/19	$1,154,979	$1,164,564	$1,266,740	$1,359,791
11/30/19	$1,169,102	$1,163,971	$1,274,513	$1,377,174
12/31/19	$1,195,094	$1,163,160	$1,298,511	$1,429,995
1/31/20	$1,160,096	$1,185,544	$1,290,545	$1,384,930
2/29/20	$1,075,688	$1,206,882	$1,247,728	$1,268,105
3/31/20	$899,158	$1,199,780	$1,167,435	$1,112,361
4/30/20	$953,809	$1,221,108	$1,224,345	$1,201,037
5/31/20	$984,743	$1,226,793	$1,235,699	$1,217,722
6/30/20	$1,002,337	$1,234,521	$1,246,843	$1,232,011
7/31/20	$1,007,498	$1,252,961	$1,277,812	$1,274,812
8/31/20	$1,045,693	$1,242,847	$1,289,953	$1,309,329
9/30/20	$1,013,483	$1,242,166	$1,274,227	$1,278,120
10/31/20	$993,774	$1,236,619	$1,252,692	$1,240,627
11/30/20	$1,134,852	$1,248,753	$1,336,144	$1,393,750
12/31/20	$1,178,906	$1,250,474	$1,366,301	$1,454,745
1/31/21	$1,197,972	$1,241,508	$1,356,549	$1,444,409
2/28/21	$1,265,762	$1,223,580	$1,357,202	$1,466,654
3/31/21	$1,315,733	$1,208,302	$1,383,703	$1,542,248
4/30/21	$1,332,737	$1,217,847	$1,404,288	$1,575,950
5/31/21	$1,370,998	$1,221,826	$1,425,086	$1,617,053
6/30/21	$1,365,869	$1,230,411	$1,423,230	$1,601,907
7/31/21	$1,352,984	$1,244,168	$1,433,918	$1,608,052
8/31/21	$1,359,427	$1,241,799	$1,442,021	$1,629,291
9/30/21	$1,347,714	$1,231,048	$1,405,783	$1,561,513
10/31/21	$1,359,602	$1,230,708	$1,419,856	$1,593,209
11/30/21	$1,342,310	$1,234,349	$1,402,324	$1,549,147
12/31/21	$1,397,195	$1,231,191	$1,451,814	$1,662,451
1/31/22	$1,387,270	$1,204,666	$1,432,318	$1,653,619
2/28/22	$1,367,420	$1,191,226	$1,412,238	$1,625,703
3/31/22	$1,374,093	$1,158,132	$1,400,342	$1,643,484
4/30/22	$1,326,634	$1,114,183	$1,346,722	$1,579,989
5/31/22	$1,346,501	$1,121,367	$1,359,430	$1,599,623
6/30/22	$1,259,923	$1,103,775	$1,301,036	$1,487,293
7/31/22	$1,298,775	$1,130,745	$1,331,344	$1,520,246
8/31/22	$1,264,363	$1,098,794	$1,287,873	$1,463,920
9/30/22	$1,192,789	$1,051,319	$1,210,174	$1,350,534
10/31/22	$1,242,114	$1,037,702	$1,242,306	$1,439,745
11/30/22	$1,321,708	$1,075,864	$1,317,567	$1,561,241
12/31/22	$1,309,907	$1,071,012	$1,304,734	$1,537,870
1/31/23	$1,359,975	$1,103,960	$1,344,873	$1,585,179
2/28/23	$1,319,222	$1,075,417	$1,305,280	$1,532,829
3/31/23	$1,338,952	$1,102,735	$1,335,820	$1,565,624
4/30/23	$1,351,871	$1,109,418	$1,354,178	$1,599,163
5/31/23	$1,322,508	$1,097,338	$1,315,098	$1,524,278
6/30/23	$1,370,870	$1,093,425	$1,343,169	$1,594,789
7/31/23	$1,401,676	$1,092,662	$1,368,278	$1,655,521
8/31/23	$1,380,349	$1,085,683	$1,346,202	$1,612,674
9/30/23	$1,351,979	$1,058,094	$1,311,818	$1,571,279
10/31/23	$1,329,247	$1,041,396	$1,276,746	$1,512,057
11/30/23	$1,409,408	$1,088,557	$1,347,234	$1,610,542
12/31/23	$1,469,458	$1,130,226	$1,402,588	$1,681,236
1/31/24	$1,473,119	$1,127,122	$1,401,886	$1,684,171
2/29/24	$1,487,765	$1,111,198	$1,398,903	$1,700,797
3/31/24	$1,531,852	$1,121,459	$1,432,159	$1,765,258
4/30/24	$1,491,150	$1,093,132	$1,394,754	$1,718,320
5/31/24	$1,539,252	$1,111,664	$1,424,578	$1,762,674
6/30/24	$1,540,644	$1,122,189	$1,425,721	$1,748,810
7/31/24	$1,586,801	$1,148,400	$1,472,460	$1,822,622
8/31/24	$1,626,721	$1,164,902	$1,507,335	$1,882,774
9/30/24	$1,650,257	$1,180,499	$1,531,483	$1,917,888
10/31/24	$1,617,529	$1,151,224	$1,490,064	$1,861,710
11/30/24	$1,646,481	$1,163,396	$1,506,142	$1,882,206
12/31/24	$1,607,999	$1,144,356	$1,462,936	$1,805,019
1/31/25	$1,641,419	$1,150,427	$1,487,973	$1,857,228
2/28/25	$1,686,407	$1,175,739	$1,524,416	$1,907,340
3/31/25	$1,695,986	$1,176,181	$1,526,418	$1,911,627
4/30/25	$1,698,583	$1,180,804	$1,525,243	$1,901,176
5/31/25	$1,727,152	$1,172,349	$1,537,743	$1,945,946
6/30/25	$1,770,210	$1,190,376	$1,565,536	$1,986,369

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.90%	12.05%	5.88%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2025

PES2042TSRAR_063025

I-2: PQIPX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.02%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the MSCI ACWI High Dividend Yield Net USD as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$995,478	$1,006,951	$1,006,756	$1,006,560
8/31/15	$924,451	$1,005,505	$973,220	$940,946
9/30/15	$885,206	$1,012,307	$961,886	$912,666
10/31/15	$938,207	$1,012,475	$998,417	$981,834
11/30/15	$922,157	$1,009,800	$988,542	$965,008
12/31/15	$885,763	$1,006,537	$979,282	$950,046
1/31/16	$848,892	$1,020,388	$967,982	$915,050
2/29/16	$846,925	$1,027,626	$973,918	$919,779
3/31/16	$893,361	$1,037,055	$1,012,903	$984,979
4/30/16	$911,460	$1,041,035	$1,024,786	$1,004,307
5/31/16	$916,101	$1,041,302	$1,022,103	$998,791
6/30/16	$909,482	$1,060,012	$1,037,940	$1,011,797
7/31/16	$935,050	$1,066,714	$1,055,160	$1,038,972
8/31/16	$936,876	$1,065,494	$1,054,028	$1,037,929
9/30/16	$944,181	$1,064,870	$1,058,216	$1,046,788
10/31/16	$937,789	$1,056,725	$1,040,767	$1,020,275
11/30/16	$952,399	$1,031,729	$1,027,191	$1,017,787
12/31/16	$974,404	$1,033,185	$1,041,903	$1,045,508
1/31/17	$990,120	$1,035,212	$1,051,350	$1,062,415
2/28/17	$997,516	$1,042,169	$1,070,681	$1,094,344
3/31/17	$1,009,732	$1,041,623	$1,077,362	$1,108,577
4/30/17	$1,012,516	$1,049,661	$1,085,718	$1,117,216
5/31/17	$1,029,221	$1,057,741	$1,104,155	$1,146,564
6/30/17	$1,035,557	$1,056,676	$1,103,235	$1,145,802
7/31/17	$1,059,792	$1,061,223	$1,116,522	$1,168,470
8/31/17	$1,056,996	$1,070,742	$1,124,623	$1,174,951
9/30/17	$1,086,214	$1,065,642	$1,133,078	$1,198,211
10/31/17	$1,099,346	$1,066,260	$1,137,634	$1,207,152
11/30/17	$1,113,416	$1,064,891	$1,146,489	$1,227,496
12/31/17	$1,131,044	$1,069,778	$1,156,225	$1,242,710
1/31/18	$1,176,666	$1,057,458	$1,175,376	$1,298,189
2/28/18	$1,129,143	$1,047,434	$1,142,360	$1,237,560
3/31/18	$1,120,155	$1,054,151	$1,136,830	$1,216,945
4/30/18	$1,132,516	$1,046,311	$1,134,138	$1,220,932
5/31/18	$1,113,498	$1,053,778	$1,129,880	$1,203,055
6/30/18	$1,106,004	$1,052,482	$1,127,177	$1,198,777
7/31/18	$1,137,577	$1,052,732	$1,149,455	$1,245,878
8/31/18	$1,127,052	$1,059,506	$1,152,973	$1,245,486
9/30/18	$1,138,568	$1,052,683	$1,156,412	$1,260,938
10/31/18	$1,082,652	$1,044,365	$1,123,736	$1,199,641
11/30/18	$1,091,329	$1,050,599	$1,140,038	$1,227,289
12/31/18	$1,031,159	$1,069,900	$1,116,592	$1,154,260
1/31/19	$1,092,221	$1,081,262	$1,156,565	$1,224,644
2/28/19	$1,106,994	$1,080,635	$1,171,330	$1,256,622
3/31/19	$1,106,736	$1,101,385	$1,187,806	$1,267,845
4/30/19	$1,127,432	$1,101,667	$1,198,661	$1,290,693
5/31/19	$1,075,199	$1,121,224	$1,180,598	$1,228,880
6/30/19	$1,127,118	$1,135,304	$1,226,369	$1,308,737
7/31/19	$1,116,136	$1,137,801	$1,222,612	$1,297,838
8/31/19	$1,085,188	$1,167,284	$1,227,876	$1,275,382
9/30/19	$1,129,689	$1,161,067	$1,245,704	$1,319,209
10/31/19	$1,150,758	$1,164,564	$1,266,740	$1,359,791
11/30/19	$1,164,804	$1,163,971	$1,274,513	$1,377,174
12/31/19	$1,191,266	$1,163,160	$1,298,511	$1,429,995
1/31/20	$1,155,446	$1,185,544	$1,290,545	$1,384,930
2/29/20	$1,071,525	$1,206,882	$1,247,728	$1,268,105
3/31/20	$895,842	$1,199,780	$1,167,435	$1,112,361
4/30/20	$950,167	$1,221,108	$1,224,345	$1,201,037
5/31/20	$979,892	$1,226,793	$1,235,699	$1,217,722
6/30/20	$997,237	$1,234,521	$1,246,843	$1,232,011
7/31/20	$1,003,393	$1,252,961	$1,277,812	$1,274,812
8/31/20	$1,041,354	$1,242,847	$1,289,953	$1,309,329
9/30/20	$1,009,163	$1,242,166	$1,274,227	$1,278,120
10/31/20	$989,578	$1,236,619	$1,252,692	$1,240,627
11/30/20	$1,129,768	$1,248,753	$1,336,144	$1,393,750
12/31/20	$1,173,151	$1,250,474	$1,366,301	$1,454,745
1/31/21	$1,193,142	$1,241,508	$1,356,549	$1,444,409
2/28/21	$1,259,428	$1,223,580	$1,357,202	$1,466,654
3/31/21	$1,309,849	$1,208,302	$1,383,703	$1,542,248
4/30/21	$1,325,681	$1,217,847	$1,404,288	$1,575,950
5/31/21	$1,364,733	$1,221,826	$1,425,086	$1,617,053
6/30/21	$1,359,217	$1,230,411	$1,423,230	$1,601,907
7/31/21	$1,345,358	$1,244,168	$1,433,918	$1,608,052
8/31/21	$1,351,755	$1,241,799	$1,442,021	$1,629,291
9/30/21	$1,339,860	$1,231,048	$1,405,783	$1,561,513
10/31/21	$1,352,733	$1,230,708	$1,419,856	$1,593,209
11/30/21	$1,335,569	$1,234,349	$1,402,324	$1,549,147
12/31/21	$1,389,671	$1,231,191	$1,451,814	$1,662,451
1/31/22	$1,379,823	$1,204,666	$1,432,318	$1,653,619
2/28/22	$1,359,032	$1,191,226	$1,412,238	$1,625,703
3/31/22	$1,365,581	$1,158,132	$1,400,342	$1,643,484
4/30/22	$1,319,588	$1,114,183	$1,346,722	$1,579,989
5/31/22	$1,338,204	$1,121,367	$1,359,430	$1,599,623
6/30/22	$1,251,389	$1,103,775	$1,301,036	$1,487,293
7/31/22	$1,289,944	$1,130,745	$1,331,344	$1,520,246
8/31/22	$1,256,896	$1,098,794	$1,287,873	$1,463,920
9/30/22	$1,185,655	$1,051,319	$1,210,174	$1,350,534
10/31/22	$1,234,593	$1,037,702	$1,242,306	$1,439,745
11/30/22	$1,312,451	$1,075,864	$1,317,567	$1,561,241
12/31/22	$1,301,339	$1,071,012	$1,304,734	$1,537,870
1/31/23	$1,350,991	$1,103,960	$1,344,873	$1,585,179
2/28/23	$1,310,576	$1,075,417	$1,305,280	$1,532,829
3/31/23	$1,329,836	$1,102,735	$1,335,820	$1,565,624
4/30/23	$1,342,645	$1,109,418	$1,354,178	$1,599,163
5/31/23	$1,313,533	$1,097,338	$1,315,098	$1,524,278
6/30/23	$1,361,149	$1,093,425	$1,343,169	$1,594,789
7/31/23	$1,391,684	$1,092,662	$1,368,278	$1,655,521
8/31/23	$1,370,545	$1,085,683	$1,346,202	$1,612,674
9/30/23	$1,342,277	$1,058,094	$1,311,818	$1,571,279
10/31/23	$1,319,748	$1,041,396	$1,276,746	$1,512,057
11/30/23	$1,399,193	$1,088,557	$1,347,234	$1,610,542
12/31/23	$1,458,235	$1,130,226	$1,402,588	$1,681,236
1/31/24	$1,461,862	$1,127,122	$1,401,886	$1,684,171
2/29/24	$1,476,372	$1,111,198	$1,398,903	$1,700,797
3/31/24	$1,520,962	$1,121,459	$1,432,159	$1,765,258
4/30/24	$1,479,426	$1,093,132	$1,394,754	$1,718,320
5/31/24	$1,527,070	$1,111,664	$1,424,578	$1,762,674
6/30/24	$1,528,131	$1,122,189	$1,425,721	$1,748,810
7/31/24	$1,573,839	$1,148,400	$1,472,460	$1,822,622
8/31/24	$1,613,370	$1,164,902	$1,507,335	$1,882,774
9/30/24	$1,636,371	$1,180,499	$1,531,483	$1,917,888
10/31/24	$1,603,968	$1,151,224	$1,490,064	$1,861,710
11/30/24	$1,632,632	$1,163,396	$1,506,142	$1,882,206
12/31/24	$1,594,132	$1,144,356	$1,462,936	$1,805,019
1/31/25	$1,627,210	$1,150,427	$1,487,973	$1,857,228
2/28/25	$1,671,739	$1,175,739	$1,524,416	$1,907,340
3/31/25	$1,680,937	$1,176,181	$1,526,418	$1,911,627
4/30/25	$1,683,507	$1,180,804	$1,525,243	$1,901,176
5/31/25	$1,711,780	$1,172,349	$1,537,743	$1,945,946
6/30/25	$1,755,234	$1,190,376	$1,565,536	$1,986,369

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	14.86%	11.97%	5.79%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQIPX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2025

PES2043TSRAR_063025

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the industrials sector contributed to relative returns, as the Fund's holdings outperformed the MSCI Emerging Markets Value Index (the "Index").

  Underweight exposure to the information technology sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative returns, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/15	$9,623	$10,000	$10,000
7/31/15	$8,899	$9,307	$9,267
8/31/15	$8,087	$8,465	$8,381
9/30/15	$7,671	$8,210	$8,085
10/31/15	$8,164	$8,796	$8,651
11/30/15	$7,787	$8,453	$8,182
12/31/15	$7,410	$8,264	$7,969
1/31/16	$7,035	$7,728	$7,453
2/29/16	$7,144	$7,716	$7,493
3/31/16	$8,287	$8,737	$8,589
4/30/16	$8,730	$8,784	$8,705
5/31/16	$7,922	$8,457	$8,205
6/30/16	$8,602	$8,795	$8,559
7/31/16	$9,272	$9,237	$9,019
8/31/16	$9,381	$9,467	$9,188
9/30/16	$9,538	$9,588	$9,258
10/31/16	$9,913	$9,611	$9,395
11/30/16	$9,696	$9,169	$9,086
12/31/16	$9,787	$9,189	$9,156
1/31/17	$10,566	$9,692	$9,574
2/28/17	$10,879	$9,989	$9,922
3/31/17	$10,940	$10,241	$10,086
4/30/17	$10,990	$10,465	$10,170
5/31/17	$10,919	$10,774	$10,395
6/30/17	$10,930	$10,883	$10,406
7/31/17	$11,658	$11,531	$10,956
8/31/17	$12,001	$11,789	$11,191
9/30/17	$11,809	$11,742	$10,975
10/31/17	$12,143	$12,153	$11,340
11/30/17	$12,022	$12,178	$11,253
12/31/17	$12,613	$12,615	$11,726
1/31/18	$13,863	$13,666	$12,749
2/28/18	$13,129	$13,036	$12,154
3/31/18	$13,008	$12,794	$11,916
4/30/18	$12,975	$12,737	$12,021
5/31/18	$12,372	$12,286	$11,442
6/30/18	$11,704	$11,775	$10,851
7/31/18	$12,109	$12,034	$11,290
8/31/18	$11,693	$11,709	$11,051
9/30/18	$11,824	$11,647	$11,224
10/31/18	$10,915	$10,632	$10,402
11/30/18	$11,298	$11,070	$10,709
12/31/18	$10,990	$10,777	$10,467
1/31/19	$11,902	$11,721	$11,315
2/28/19	$11,793	$11,747	$11,275
3/31/19	$11,647	$11,846	$11,288
4/30/19	$11,805	$12,095	$11,421
5/31/19	$11,282	$11,217	$10,819
6/30/19	$11,963	$11,918	$11,398
7/31/19	$11,562	$11,772	$11,091
8/31/19	$10,917	$11,198	$10,428
9/30/19	$11,221	$11,412	$10,659
10/31/19	$11,647	$11,893	$11,026
11/30/19	$11,647	$11,876	$10,948
12/31/19	$12,450	$12,763	$11,719
1/31/20	$11,502	$12,168	$10,929
2/29/20	$10,605	$11,526	$10,231
3/31/20	$8,325	$9,751	$8,437
4/30/20	$9,060	$10,644	$9,152
5/31/20	$9,197	$10,725	$9,119
6/30/20	$9,658	$11,514	$9,604
7/31/20	$10,082	$12,543	$10,215
8/31/20	$10,157	$12,820	$10,290
9/30/20	$9,920	$12,614	$10,051
10/31/20	$9,895	$12,874	$10,092
11/30/20	$11,403	$14,065	$11,388
12/31/20	$12,517	$15,099	$12,361
1/31/21	$12,669	$15,562	$12,455
2/28/21	$13,466	$15,681	$12,801
3/31/21	$13,897	$15,444	$12,869
4/30/21	$14,542	$15,829	$13,164
5/31/21	$15,011	$16,196	$13,676
6/30/21	$15,011	$16,223	$13,599
7/31/21	$14,656	$15,132	$12,953
8/31/21	$14,947	$15,528	$13,310
9/30/21	$14,416	$14,911	$12,908
10/31/21	$14,378	$15,058	$12,950
11/30/21	$13,694	$14,444	$12,415
12/31/21	$14,442	$14,715	$12,855
1/31/22	$14,691	$14,437	$12,760
2/28/22	$13,890	$14,005	$12,550
3/31/22	$13,862	$13,689	$12,415
4/30/22	$13,103	$12,927	$11,716
5/31/22	$13,421	$12,984	$11,817
6/30/22	$12,012	$12,121	$11,070
7/31/22	$12,206	$12,092	$10,970
8/31/22	$12,468	$12,142	$10,982
9/30/22	$11,239	$10,719	$9,858
10/31/22	$11,598	$10,386	$9,685
11/30/22	$12,965	$11,926	$10,987
12/31/22	$12,892	$11,759	$10,821
1/31/23	$13,569	$12,687	$11,601
2/28/23	$12,938	$11,864	$10,974
3/31/23	$13,400	$12,224	$11,244
4/30/23	$13,800	$12,085	$11,289
5/31/23	$13,554	$11,882	$11,077
6/30/23	$14,216	$12,333	$11,527
7/31/23	$15,325	$13,101	$12,279
8/31/23	$14,740	$12,294	$11,555
9/30/23	$14,493	$11,973	$11,437
10/31/23	$13,708	$11,507	$10,985
11/30/23	$14,786	$12,428	$11,728
12/31/23	$15,762	$12,914	$12,359
1/31/24	$15,762	$12,315	$11,911
2/29/24	$16,275	$12,900	$12,390
3/31/24	$16,419	$13,220	$12,521
4/30/24	$16,692	$13,279	$12,603
5/31/24	$17,317	$13,354	$12,733
6/30/24	$17,285	$13,881	$13,157
7/31/24	$17,333	$13,922	$13,240
8/31/24	$17,574	$14,147	$13,446
9/30/24	$18,327	$15,092	$14,225
10/31/24	$17,285	$14,421	$13,466
11/30/24	$17,076	$13,902	$13,009
12/31/24	$16,804	$13,883	$12,915
1/31/25	$16,821	$14,131	$13,108
2/28/25	$16,719	$14,200	$13,264
3/31/25	$17,299	$14,290	$13,473
4/30/25	$17,179	$14,478	$13,563
5/31/25	$18,083	$15,095	$14,113
6/30/25	$19,022	$16,003	$14,822

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.05%	14.52%	7.05%
Class A (including sales charge)	5.92%	13.65%	6.64%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets Value Index	12.66%	9.07%	4.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,360,499
# of Portfolio Holdings	369
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$10,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.8%
Brazil	17.6%
South Korea	14.2%
India	9.7%
Taiwan	8.1%
Thailand	6.1%
South Africa	6.1%
Hong Kong	2.1%
Indonesia	1.9%
Mexico	1.5%
Chile	1.2%
Other Countries	3.7%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2025

PES8022TSRAR_063025

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the industrials sector contributed to relative returns, as the Fund's holdings outperformed the MSCI Emerging Markets Value Index (the "Index").

  Underweight exposure to the information technology sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative returns, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$925,628	$930,681	$926,723
8/31/15	$841,206	$846,503	$838,068
9/30/15	$797,990	$821,038	$808,549
10/31/15	$850,251	$879,604	$865,129
11/30/15	$810,050	$845,293	$818,228
12/31/15	$771,489	$826,450	$796,856
1/31/16	$733,480	$772,836	$745,267
2/29/16	$743,753	$771,571	$749,269
3/31/16	$863,945	$873,670	$858,939
4/30/16	$910,173	$878,419	$870,506
5/31/16	$824,908	$845,652	$820,538
6/30/16	$896,818	$879,450	$855,941
7/31/16	$966,673	$923,706	$901,879
8/31/16	$979,001	$946,662	$918,792
9/30/16	$995,437	$958,835	$925,785
10/31/16	$1,034,474	$961,121	$939,491
11/30/16	$1,012,901	$916,880	$908,568
12/31/16	$1,022,234	$918,904	$915,618
1/31/17	$1,104,604	$969,190	$957,435
2/28/17	$1,137,340	$998,858	$992,173
3/31/17	$1,144,733	$1,024,073	$1,008,620
4/30/17	$1,150,013	$1,046,492	$1,016,984
5/31/17	$1,142,621	$1,077,431	$1,039,507
6/30/17	$1,143,677	$1,088,278	$1,040,571
7/31/17	$1,219,710	$1,153,150	$1,095,636
8/31/17	$1,256,671	$1,178,871	$1,119,105
9/30/17	$1,236,607	$1,174,184	$1,097,536
10/31/17	$1,271,456	$1,215,346	$1,133,968
11/30/17	$1,259,840	$1,217,785	$1,125,271
12/31/17	$1,322,130	$1,261,501	$1,172,611
1/31/18	$1,453,770	$1,366,642	$1,274,920
2/28/18	$1,377,075	$1,303,613	$1,215,381
3/31/18	$1,364,483	$1,279,374	$1,191,585
4/30/18	$1,362,194	$1,273,714	$1,202,101
5/31/18	$1,299,236	$1,228,581	$1,144,247
6/30/18	$1,229,409	$1,177,537	$1,085,072
7/31/18	$1,272,907	$1,203,405	$1,128,986
8/31/18	$1,228,264	$1,170,865	$1,105,111
9/30/18	$1,242,001	$1,164,652	$1,122,404
10/31/18	$1,145,846	$1,063,230	$1,040,211
11/30/18	$1,187,055	$1,107,047	$1,070,856
12/31/18	$1,154,871	$1,077,719	$1,046,694
1/31/19	$1,251,322	$1,172,082	$1,131,486
2/28/19	$1,239,900	$1,174,716	$1,127,518
3/31/19	$1,224,671	$1,184,574	$1,128,842
4/30/19	$1,242,438	$1,209,514	$1,142,080
5/31/19	$1,187,867	$1,121,748	$1,081,944
6/30/19	$1,258,936	$1,191,759	$1,139,760
7/31/19	$1,218,326	$1,177,186	$1,109,070
8/31/19	$1,149,795	$1,119,791	$1,042,842
9/30/19	$1,181,522	$1,141,167	$1,065,922
10/31/19	$1,227,209	$1,189,287	$1,102,644
11/30/19	$1,228,478	$1,187,649	$1,094,812
12/31/19	$1,312,960	$1,276,254	$1,171,917
1/31/20	$1,212,565	$1,216,762	$1,092,880
2/29/20	$1,119,993	$1,152,597	$1,023,054
3/31/20	$877,480	$975,073	$843,736
4/30/20	$957,014	$1,064,363	$915,225
5/31/20	$971,356	$1,072,539	$911,907
6/30/20	$1,020,901	$1,151,381	$960,402
7/31/20	$1,065,232	$1,254,269	$1,021,459
8/31/20	$1,073,055	$1,281,995	$1,029,047
9/30/20	$1,048,282	$1,261,432	$1,005,124
10/31/20	$1,045,674	$1,287,421	$1,009,247
11/30/20	$1,206,046	$1,406,491	$1,138,833
12/31/20	$1,324,386	$1,509,887	$1,236,080
1/31/21	$1,341,620	$1,556,178	$1,245,490
2/28/21	$1,426,466	$1,568,081	$1,280,071
3/31/21	$1,472,865	$1,544,397	$1,286,924
4/30/21	$1,541,802	$1,582,850	$1,316,444
5/31/21	$1,592,179	$1,619,556	$1,367,639
6/30/21	$1,593,505	$1,622,348	$1,359,860
7/31/21	$1,556,385	$1,513,165	$1,295,268
8/31/21	$1,588,202	$1,552,775	$1,330,978
9/30/21	$1,531,197	$1,491,066	$1,290,838
10/31/21	$1,527,220	$1,505,772	$1,294,984
11/30/21	$1,455,631	$1,444,410	$1,241,512
12/31/21	$1,535,125	$1,471,509	$1,285,547
1/31/22	$1,561,144	$1,443,655	$1,276,037
2/28/22	$1,477,305	$1,400,504	$1,254,971
3/31/22	$1,474,414	$1,368,873	$1,241,535
4/30/22	$1,393,466	$1,292,727	$1,171,563
5/31/22	$1,428,158	$1,298,419	$1,181,661
6/30/22	$1,279,271	$1,212,139	$1,107,040
7/31/22	$1,299,508	$1,209,160	$1,096,986
8/31/22	$1,326,973	$1,214,209	$1,098,224
9/30/22	$1,198,323	$1,071,864	$985,767
10/31/22	$1,237,351	$1,038,586	$968,454
11/30/22	$1,381,902	$1,192,625	$1,098,732
12/31/22	$1,374,864	$1,175,863	$1,082,061
1/31/23	$1,447,395	$1,268,711	$1,160,061
2/28/23	$1,381,311	$1,186,444	$1,097,430
3/31/23	$1,431,277	$1,222,379	$1,124,355
4/30/23	$1,473,184	$1,208,527	$1,128,885
5/31/23	$1,447,395	$1,188,227	$1,107,722
6/30/23	$1,519,926	$1,233,343	$1,152,750
7/31/23	$1,639,199	$1,310,120	$1,227,927
8/31/23	$1,576,339	$1,229,416	$1,155,505
9/30/23	$1,550,550	$1,197,265	$1,143,743
10/31/23	$1,466,737	$1,150,747	$1,098,519
11/30/23	$1,582,786	$1,242,840	$1,172,759
12/31/23	$1,686,829	$1,291,427	$1,235,850
1/31/24	$1,686,829	$1,231,463	$1,191,052
2/29/24	$1,742,217	$1,290,046	$1,239,036
3/31/24	$1,759,002	$1,322,013	$1,252,092
4/30/24	$1,787,535	$1,327,928	$1,260,313
5/31/24	$1,854,672	$1,335,428	$1,273,271
6/30/24	$1,852,994	$1,388,103	$1,315,685
7/31/24	$1,859,708	$1,392,232	$1,323,998
8/31/24	$1,886,563	$1,414,712	$1,344,609
9/30/24	$1,967,128	$1,509,178	$1,422,537
10/31/24	$1,856,351	$1,442,060	$1,346,574
11/30/24	$1,832,853	$1,390,246	$1,300,917
12/31/24	$1,804,640	$1,388,338	$1,291,538
1/31/25	$1,806,425	$1,413,149	$1,310,759
2/28/25	$1,797,500	$1,419,995	$1,326,391
3/31/25	$1,858,191	$1,428,982	$1,347,279
4/30/25	$1,845,695	$1,447,763	$1,356,344
5/31/25	$1,945,656	$1,509,527	$1,411,336
6/30/25	$2,047,401	$1,600,290	$1,482,239

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	10.49%	14.93%	7.43%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets Value Index	12.66%	9.07%	4.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,360,499
# of Portfolio Holdings	369
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$10,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.8%
Brazil	17.6%
South Korea	14.2%
India	9.7%
Taiwan	8.1%
Thailand	6.1%
South Africa	6.1%
Hong Kong	2.1%
Indonesia	1.9%
Mexico	1.5%
Chile	1.2%
Other Countries	3.7%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2025

PES2143TSRAR_063025

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$89	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the industrials sector contributed to relative returns, as the Fund's holdings outperformed the MSCI Emerging Markets Value Index (the "Index").

  Underweight exposure to the information technology sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative returns, as the sector underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$924,699	$930,681	$926,723
8/31/15	$840,361	$846,503	$838,068
9/30/15	$797,189	$821,038	$808,549
10/31/15	$849,398	$879,604	$865,129
11/30/15	$808,233	$845,293	$818,228
12/31/15	$770,172	$826,450	$796,856
1/31/16	$732,126	$772,836	$745,267
2/29/16	$742,408	$771,571	$749,269
3/31/16	$861,687	$873,670	$858,939
4/30/16	$907,959	$878,419	$870,506
5/31/16	$823,641	$845,652	$820,538
6/30/16	$894,592	$879,450	$855,941
7/31/16	$964,514	$923,706	$901,879
8/31/16	$975,825	$946,662	$918,792
9/30/16	$993,305	$958,835	$925,785
10/31/16	$1,031,351	$961,121	$939,491
11/30/16	$1,009,758	$916,880	$908,568
12/31/16	$1,019,738	$918,904	$915,618
1/31/17	$1,101,106	$969,190	$957,435
2/28/17	$1,132,807	$998,858	$992,173
3/31/17	$1,140,205	$1,024,073	$1,008,620
4/30/17	$1,145,488	$1,046,492	$1,016,984
5/31/17	$1,138,091	$1,077,431	$1,039,507
6/30/17	$1,140,205	$1,088,278	$1,040,571
7/31/17	$1,215,232	$1,153,150	$1,095,636
8/31/17	$1,251,160	$1,178,871	$1,119,105
9/30/17	$1,232,139	$1,174,184	$1,097,536
10/31/17	$1,267,011	$1,215,346	$1,133,968
11/30/17	$1,254,331	$1,217,785	$1,125,271
12/31/17	$1,315,780	$1,261,501	$1,172,611
1/31/18	$1,447,472	$1,366,642	$1,274,920
2/28/18	$1,370,747	$1,303,613	$1,215,381
3/31/18	$1,358,150	$1,279,374	$1,191,585
4/30/18	$1,355,860	$1,273,714	$1,202,101
5/31/18	$1,294,022	$1,228,581	$1,144,247
6/30/18	$1,223,022	$1,177,537	$1,085,072
7/31/18	$1,266,538	$1,203,405	$1,128,986
8/31/18	$1,221,877	$1,170,865	$1,105,111
9/30/18	$1,235,619	$1,164,652	$1,122,404
10/31/18	$1,140,572	$1,063,230	$1,040,211
11/30/18	$1,180,652	$1,107,047	$1,070,856
12/31/18	$1,148,413	$1,077,719	$1,046,694
1/31/19	$1,244,961	$1,172,082	$1,131,486
2/28/19	$1,233,528	$1,174,716	$1,127,518
3/31/19	$1,218,283	$1,184,574	$1,128,842
4/30/19	$1,236,068	$1,209,514	$1,142,080
5/31/19	$1,180,172	$1,121,748	$1,081,944
6/30/19	$1,252,583	$1,191,759	$1,139,760
7/31/19	$1,210,661	$1,177,186	$1,109,070
8/31/19	$1,143,331	$1,119,791	$1,042,842
9/30/19	$1,175,091	$1,141,167	$1,065,922
10/31/19	$1,219,554	$1,189,287	$1,102,644
11/30/19	$1,219,554	$1,187,649	$1,094,812
12/31/19	$1,303,908	$1,276,254	$1,171,917
1/31/20	$1,205,206	$1,216,762	$1,092,880
2/29/20	$1,111,699	$1,152,597	$1,023,054
3/31/20	$871,437	$975,073	$843,736
4/30/20	$950,658	$1,064,363	$915,225
5/31/20	$963,645	$1,072,539	$911,907
6/30/20	$1,012,996	$1,151,381	$960,402
7/31/20	$1,057,153	$1,254,269	$1,021,459
8/31/20	$1,064,945	$1,281,995	$1,029,047
9/30/20	$1,041,568	$1,261,432	$1,005,124
10/31/20	$1,037,672	$1,287,421	$1,009,247
11/30/20	$1,196,115	$1,406,491	$1,138,833
12/31/20	$1,314,458	$1,509,887	$1,236,080
1/31/21	$1,331,615	$1,556,178	$1,245,490
2/28/21	$1,414,758	$1,568,081	$1,280,071
3/31/21	$1,460,949	$1,544,397	$1,286,924
4/30/21	$1,529,575	$1,582,850	$1,316,444
5/31/21	$1,578,406	$1,619,556	$1,367,639
6/30/21	$1,579,726	$1,622,348	$1,359,860
7/31/21	$1,542,773	$1,513,165	$1,295,268
8/31/21	$1,573,127	$1,552,775	$1,330,978
9/30/21	$1,517,698	$1,491,066	$1,290,838
10/31/21	$1,512,419	$1,505,772	$1,294,984
11/30/21	$1,442,473	$1,444,410	$1,241,512
12/31/21	$1,522,132	$1,471,509	$1,285,547
1/31/22	$1,546,613	$1,443,655	$1,276,037
2/28/22	$1,463,090	$1,400,504	$1,254,971
3/31/22	$1,460,210	$1,368,873	$1,241,535
4/30/22	$1,381,007	$1,292,727	$1,171,563
5/31/22	$1,415,568	$1,298,419	$1,181,661
6/30/22	$1,267,243	$1,212,139	$1,107,040
7/31/22	$1,287,404	$1,209,160	$1,096,986
8/31/22	$1,314,765	$1,214,209	$1,098,224
9/30/22	$1,186,601	$1,071,864	$985,767
10/31/22	$1,224,042	$1,038,586	$968,454
11/30/22	$1,368,047	$1,192,625	$1,098,732
12/31/22	$1,361,834	$1,175,863	$1,082,061
1/31/23	$1,432,495	$1,268,711	$1,160,061
2/28/23	$1,366,652	$1,186,444	$1,097,430
3/31/23	$1,416,436	$1,222,379	$1,124,355
4/30/23	$1,458,190	$1,208,527	$1,128,885
5/31/23	$1,432,495	$1,188,227	$1,107,722
6/30/23	$1,503,156	$1,233,343	$1,152,750
7/31/23	$1,620,390	$1,310,120	$1,227,927
8/31/23	$1,559,364	$1,229,416	$1,155,505
9/30/23	$1,533,669	$1,197,265	$1,143,743
10/31/23	$1,451,766	$1,150,747	$1,098,519
11/30/23	$1,565,788	$1,242,840	$1,172,759
12/31/23	$1,667,384	$1,291,427	$1,235,850
1/31/24	$1,669,057	$1,231,463	$1,191,052
2/29/24	$1,722,574	$1,290,046	$1,239,036
3/31/24	$1,739,298	$1,322,013	$1,252,092
4/30/24	$1,767,728	$1,327,928	$1,260,313
5/31/24	$1,834,625	$1,335,428	$1,273,271
6/30/24	$1,831,280	$1,388,103	$1,315,685
7/31/24	$1,837,969	$1,392,232	$1,323,998
8/31/24	$1,864,728	$1,414,712	$1,344,609
9/30/24	$1,943,331	$1,509,178	$1,422,537
10/31/24	$1,832,952	$1,442,060	$1,346,574
11/30/24	$1,811,211	$1,390,246	$1,300,917
12/31/24	$1,782,186	$1,388,338	$1,291,538
1/31/25	$1,785,744	$1,413,149	$1,310,759
2/28/25	$1,775,072	$1,419,995	$1,326,391
3/31/25	$1,835,545	$1,428,982	$1,347,279
4/30/25	$1,823,095	$1,447,763	$1,356,344
5/31/25	$1,920,919	$1,509,527	$1,411,336
6/30/25	$2,020,523	$1,600,290	$1,482,239

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	10.33%	14.81%	7.29%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets Value Index	12.66%	9.07%	4.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,360,499
# of Portfolio Holdings	369
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$10,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.8%
Brazil	17.6%
South Korea	14.2%
India	9.7%
Taiwan	8.1%
Thailand	6.1%
South Africa	6.1%
Hong Kong	2.1%
Indonesia	1.9%
Mexico	1.5%
Chile	1.2%
Other Countries	3.7%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2025

PES2144TSRAR_063025

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI ACWI ex US Value Index (the "Index").

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the communication services sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/15	$9,629	$10,000	$10,000	$10,000
7/31/15	$9,482	$10,087	$9,972	$9,917
8/31/15	$8,760	$9,395	$9,210	$9,146
9/30/15	$8,291	$9,055	$8,783	$8,640
10/31/15	$8,857	$9,766	$9,437	$9,272
11/30/15	$8,643	$9,685	$9,242	$8,987
12/31/15	$8,364	$9,510	$9,068	$8,764
1/31/16	$7,871	$8,937	$8,451	$8,111
2/29/16	$7,753	$8,875	$8,355	$8,028
3/31/16	$8,473	$9,533	$9,034	$8,728
4/30/16	$8,887	$9,674	$9,272	$9,058
5/31/16	$8,562	$9,686	$9,115	$8,810
6/30/16	$8,542	$9,627	$8,976	$8,574
7/31/16	$8,936	$10,042	$9,419	$9,010
8/31/16	$9,005	$10,076	$9,479	$9,159
9/30/16	$9,134	$10,138	$9,596	$9,242
10/31/16	$9,222	$9,966	$9,458	$9,293
11/30/16	$9,153	$10,041	$9,239	$9,214
12/31/16	$9,419	$10,258	$9,476	$9,546
1/31/17	$9,864	$10,539	$9,811	$9,841
2/28/17	$9,904	$10,834	$9,968	$9,959
3/31/17	$10,137	$10,967	$10,220	$10,183
4/30/17	$10,269	$11,138	$10,439	$10,327
5/31/17	$10,471	$11,384	$10,778	$10,541
6/30/17	$10,562	$11,436	$10,811	$10,599
7/31/17	$11,027	$11,755	$11,210	$11,013
8/31/17	$11,108	$11,800	$11,269	$11,018
9/30/17	$11,341	$12,028	$11,478	$11,234
10/31/17	$11,523	$12,278	$11,694	$11,386
11/30/17	$11,553	$12,516	$11,789	$11,444
12/31/17	$11,826	$12,717	$12,052	$11,709
1/31/18	$12,552	$13,435	$12,723	$12,404
2/28/18	$11,910	$12,871	$12,123	$11,789
3/31/18	$11,752	$12,595	$11,910	$11,534
4/30/18	$11,931	$12,715	$12,100	$11,818
5/31/18	$11,468	$12,731	$11,820	$11,337
6/30/18	$11,163	$12,662	$11,598	$11,091
7/31/18	$11,542	$13,044	$11,876	$11,434
8/31/18	$11,163	$13,147	$11,627	$11,081
9/30/18	$11,310	$13,204	$11,680	$11,281
10/31/18	$10,479	$12,214	$10,730	$10,506
11/30/18	$10,574	$12,393	$10,832	$10,546
12/31/18	$10,033	$11,520	$10,341	$10,073
1/31/19	$10,778	$12,430	$11,123	$10,830
2/28/19	$10,854	$12,762	$11,340	$10,961
3/31/19	$10,789	$12,923	$11,407	$10,912
4/30/19	$11,005	$13,359	$11,709	$11,143
5/31/19	$10,400	$12,567	$11,080	$10,517
6/30/19	$10,951	$13,390	$11,748	$11,083
7/31/19	$10,670	$13,429	$11,605	$10,831
8/31/19	$10,357	$13,110	$11,247	$10,346
9/30/19	$10,746	$13,386	$11,536	$10,772
10/31/19	$11,102	$13,752	$11,939	$11,131
11/30/19	$11,167	$14,088	$12,044	$11,152
12/31/19	$11,582	$14,584	$12,566	$11,656
1/31/20	$11,053	$14,423	$12,228	$11,139
2/29/20	$10,169	$13,258	$11,262	$10,188
3/31/20	$8,146	$11,468	$9,631	$8,328
4/30/20	$8,640	$12,697	$10,361	$8,857
5/31/20	$8,962	$13,249	$10,700	$9,033
6/30/20	$9,307	$13,672	$11,184	$9,391
7/31/20	$9,422	$14,395	$11,682	$9,589
8/31/20	$9,881	$15,277	$12,182	$10,020
9/30/20	$9,560	$14,784	$11,883	$9,605
10/31/20	$9,341	$14,425	$11,627	$9,357
11/30/20	$10,961	$16,203	$13,191	$10,958
12/31/20	$11,744	$16,955	$13,904	$11,566
1/31/21	$11,861	$16,878	$13,935	$11,546
2/28/21	$12,552	$17,269	$14,210	$12,047
3/31/21	$12,903	$17,730	$14,390	$12,383
4/30/21	$13,208	$18,505	$14,814	$12,661
5/31/21	$13,735	$18,793	$15,277	$13,141
6/30/21	$13,442	$19,041	$15,178	$12,919
7/31/21	$13,325	$19,172	$14,928	$12,689
8/31/21	$13,383	$19,652	$15,212	$12,882
9/30/21	$13,032	$18,840	$14,725	$12,619
10/31/21	$13,149	$19,802	$15,076	$12,827
11/30/21	$12,412	$19,325	$14,397	$12,130
12/31/21	$13,119	$20,098	$14,992	$12,775
1/31/22	$13,211	$19,111	$14,440	$12,889
2/28/22	$12,883	$18,617	$14,154	$12,734
3/31/22	$12,752	$19,020	$14,176	$12,792
4/30/22	$12,056	$17,498	$13,286	$12,129
5/31/22	$12,476	$17,518	$13,382	$12,392
6/30/22	$11,309	$16,042	$12,230	$11,269
7/31/22	$11,584	$17,162	$12,649	$11,420
8/31/22	$11,243	$16,530	$12,242	$11,134
9/30/22	$10,167	$14,948	$11,019	$10,093
10/31/22	$10,705	$15,850	$11,348	$10,501
11/30/22	$12,004	$17,079	$12,688	$11,675
12/31/22	$11,883	$16,407	$12,593	$11,678
1/31/23	$12,698	$17,583	$13,614	$12,585
2/28/23	$12,412	$17,079	$13,136	$12,240
3/31/23	$12,583	$17,606	$13,458	$12,280
4/30/23	$12,883	$17,859	$13,691	$12,585
5/31/23	$12,326	$17,668	$13,194	$12,017
6/30/23	$13,069	$18,693	$13,786	$12,643
7/31/23	$13,740	$19,378	$14,346	$13,282
8/31/23	$13,340	$18,836	$13,698	$12,761
9/30/23	$13,026	$18,057	$13,265	$12,634
10/31/23	$12,512	$17,514	$12,718	$12,084
11/30/23	$13,469	$19,131	$13,863	$13,011
12/31/23	$14,129	$20,050	$14,559	$13,698
1/31/24	$13,942	$20,167	$14,415	$13,529
2/29/24	$14,239	$21,033	$14,780	$13,687
3/31/24	$14,582	$21,693	$15,242	$14,165
4/30/24	$14,442	$20,977	$14,968	$14,060
5/31/24	$15,114	$21,829	$15,403	$14,508
6/30/24	$14,598	$22,316	$15,388	$14,343
7/31/24	$15,145	$22,675	$15,744	$14,864
8/31/24	$15,489	$23,251	$16,193	$15,237
9/30/24	$15,911	$23,791	$16,629	$15,671
10/31/24	$15,020	$23,257	$15,813	$14,931
11/30/24	$14,942	$24,127	$15,670	$14,784
12/31/24	$14,551	$23,556	$15,365	$14,526
1/31/25	$14,935	$24,347	$15,984	$15,079
2/28/25	$15,285	$24,200	$16,206	$15,490
3/31/25	$15,585	$23,244	$16,169	$15,773
4/30/25	$16,001	$23,461	$16,753	$16,271
5/31/25	$16,601	$24,810	$17,521	$16,942
6/30/25	$17,118	$25,923	$18,115	$17,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	17.26%	12.96%	5.92%
Class A (including sales charge)	12.91%	12.09%	5.52%
MSCI All Country World Index	16.17%	13.65%	9.99%
MSCI All Country World ex US Index	17.72%	10.13%	6.12%
MSCI All Country World ex US Value Index	21.42%	13.15%	5.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$113,626
# of Portfolio Holdings	3
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
United States	99.8%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	73.8%
PIMCO RAE Emerging Markets Fund	26.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2025

PES8027TSRAR_063025

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI ACWI ex US Value Index (the "Index").

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the communication services sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$985,801	$1,008,685	$997,221	$991,737
8/31/15	$910,751	$939,539	$921,001	$914,603
9/30/15	$862,069	$905,501	$878,297	$864,038
10/31/15	$920,892	$976,566	$943,679	$927,154
11/30/15	$899,594	$968,503	$924,200	$898,746
12/31/15	$870,194	$951,038	$906,793	$876,413
1/31/16	$818,885	$893,681	$845,111	$811,097
2/29/16	$807,597	$887,528	$835,452	$802,783
3/31/16	$882,508	$953,303	$903,382	$872,755
4/30/16	$925,607	$967,376	$927,154	$905,774
5/31/16	$891,743	$968,598	$911,507	$880,958
6/30/16	$890,717	$962,730	$897,561	$857,369
7/31/16	$931,764	$1,004,221	$941,949	$900,969
8/31/16	$938,947	$1,007,598	$947,906	$915,885
9/30/16	$953,314	$1,013,772	$959,595	$924,181
10/31/16	$961,523	$996,567	$945,798	$929,298
11/30/16	$954,340	$1,004,139	$923,921	$921,405
12/31/16	$983,233	$1,025,831	$947,554	$954,584
1/31/17	$1,029,552	$1,053,881	$981,121	$984,081
2/28/17	$1,033,763	$1,083,443	$996,766	$995,889
3/31/17	$1,059,028	$1,096,697	$1,022,035	$1,018,321
4/30/17	$1,072,713	$1,113,789	$1,043,915	$1,032,658
5/31/17	$1,094,820	$1,138,385	$1,077,790	$1,054,119
6/30/17	$1,104,295	$1,143,561	$1,081,136	$1,059,879
7/31/17	$1,152,719	$1,175,519	$1,120,985	$1,101,310
8/31/17	$1,162,194	$1,180,024	$1,126,851	$1,101,770
9/30/17	$1,187,459	$1,202,822	$1,147,769	$1,123,377
10/31/17	$1,206,408	$1,227,798	$1,169,362	$1,138,551
11/30/17	$1,209,566	$1,251,566	$1,178,861	$1,144,437
12/31/17	$1,238,624	$1,271,744	$1,205,210	$1,170,913
1/31/18	$1,315,352	$1,343,491	$1,272,335	$1,240,395
2/28/18	$1,248,489	$1,287,067	$1,212,341	$1,178,899
3/31/18	$1,232,047	$1,259,515	$1,190,960	$1,153,372
4/30/18	$1,250,681	$1,271,543	$1,209,974	$1,181,776
5/31/18	$1,202,451	$1,273,131	$1,182,035	$1,133,672
6/30/18	$1,170,664	$1,266,237	$1,159,818	$1,109,053
7/31/18	$1,211,220	$1,304,421	$1,187,557	$1,143,389
8/31/18	$1,171,760	$1,314,669	$1,162,702	$1,108,064
9/30/18	$1,188,202	$1,320,391	$1,167,999	$1,128,083
10/31/18	$1,100,512	$1,221,442	$1,072,996	$1,050,594
11/30/18	$1,111,473	$1,239,307	$1,083,152	$1,054,575
12/31/18	$1,053,888	$1,152,017	$1,034,095	$1,007,310
1/31/19	$1,132,789	$1,242,979	$1,112,262	$1,082,974
2/28/19	$1,141,806	$1,276,226	$1,133,995	$1,096,087
3/31/19	$1,135,043	$1,292,275	$1,140,749	$1,091,173
4/30/19	$1,157,586	$1,335,909	$1,170,886	$1,114,284
5/31/19	$1,094,466	$1,256,665	$1,108,043	$1,051,696
6/30/19	$1,153,078	$1,338,951	$1,174,763	$1,108,260
7/31/19	$1,123,772	$1,342,875	$1,160,545	$1,083,093
8/31/19	$1,089,957	$1,311,018	$1,124,701	$1,034,629
9/30/19	$1,132,789	$1,338,604	$1,153,644	$1,077,220
10/31/19	$1,169,985	$1,375,240	$1,193,898	$1,113,085
11/30/19	$1,177,875	$1,408,812	$1,204,423	$1,115,236
12/31/19	$1,221,826	$1,458,423	$1,256,581	$1,165,609
1/31/20	$1,165,471	$1,442,313	$1,222,824	$1,113,936
2/29/20	$1,073,144	$1,325,818	$1,126,166	$1,018,786
3/31/20	$859,715	$1,146,828	$963,103	$832,835
4/30/20	$912,472	$1,269,681	$1,036,089	$885,730
5/31/20	$947,245	$1,324,902	$1,069,997	$903,327
6/30/20	$983,216	$1,367,237	$1,118,353	$939,131
7/31/20	$995,206	$1,439,545	$1,168,214	$958,928
8/31/20	$1,044,367	$1,527,652	$1,218,220	$1,002,010
9/30/20	$1,010,794	$1,478,395	$1,188,274	$960,502
10/31/20	$989,211	$1,442,459	$1,162,727	$935,663
11/30/20	$1,159,476	$1,620,260	$1,319,130	$1,095,754
12/31/20	$1,243,021	$1,695,487	$1,390,431	$1,156,609
1/31/21	$1,256,479	$1,687,777	$1,393,455	$1,154,622
2/28/21	$1,328,662	$1,726,871	$1,421,038	$1,204,672
3/31/21	$1,366,589	$1,772,995	$1,439,008	$1,238,289
4/30/21	$1,399,622	$1,850,515	$1,481,366	$1,266,065
5/31/21	$1,455,901	$1,879,313	$1,527,701	$1,314,119
6/30/21	$1,425,315	$1,904,080	$1,517,811	$1,291,861
7/31/21	$1,413,080	$1,917,199	$1,492,790	$1,268,865
8/31/21	$1,419,197	$1,965,185	$1,521,167	$1,288,217
9/30/21	$1,382,494	$1,884,003	$1,472,459	$1,261,929
10/31/21	$1,395,952	$1,980,170	$1,507,605	$1,282,734
11/30/21	$1,317,651	$1,932,487	$1,439,720	$1,212,962
12/31/21	$1,393,717	$2,009,786	$1,499,220	$1,277,541
1/31/22	$1,404,680	$1,911,081	$1,443,973	$1,288,890
2/28/22	$1,369,050	$1,861,723	$1,415,392	$1,273,386
3/31/22	$1,355,345	$1,902,046	$1,417,648	$1,279,225
4/30/22	$1,281,343	$1,749,803	$1,328,629	$1,212,869
5/31/22	$1,326,567	$1,751,850	$1,338,162	$1,239,157
6/30/22	$1,203,229	$1,604,176	$1,223,045	$1,126,938
7/31/22	$1,232,008	$1,716,199	$1,264,916	$1,141,950
8/31/22	$1,197,747	$1,653,018	$1,224,233	$1,113,412
9/30/22	$1,082,632	$1,494,776	$1,101,893	$1,009,311
10/31/22	$1,140,189	$1,584,981	$1,134,822	$1,050,128
11/30/22	$1,278,602	$1,707,918	$1,268,783	$1,167,453
12/31/22	$1,266,263	$1,640,710	$1,259,299	$1,167,796
1/31/23	$1,354,260	$1,758,310	$1,361,438	$1,258,513
2/28/23	$1,324,430	$1,707,918	$1,313,649	$1,223,963
3/31/23	$1,342,328	$1,760,576	$1,345,761	$1,228,034
4/30/23	$1,373,649	$1,785,881	$1,369,141	$1,258,476
5/31/23	$1,315,482	$1,766,752	$1,319,361	$1,201,692
6/30/23	$1,394,530	$1,869,333	$1,378,560	$1,264,297
7/31/23	$1,466,121	$1,937,764	$1,434,604	$1,328,170
8/31/23	$1,425,851	$1,883,616	$1,369,813	$1,276,092
9/30/23	$1,391,547	$1,805,726	$1,326,548	$1,263,382
10/31/23	$1,337,854	$1,751,434	$1,271,817	$1,208,371
11/30/23	$1,439,274	$1,913,085	$1,386,299	$1,301,135
12/31/23	$1,510,558	$2,004,978	$1,455,949	$1,369,845
1/31/24	$1,492,614	$2,016,730	$1,441,485	$1,352,934
2/29/24	$1,523,609	$2,103,276	$1,477,981	$1,368,731
3/31/24	$1,559,497	$2,169,312	$1,524,180	$1,416,459
4/30/24	$1,544,815	$2,097,739	$1,496,812	$1,405,987
5/31/24	$1,618,222	$2,182,937	$1,540,264	$1,450,828
6/30/24	$1,564,390	$2,231,555	$1,538,800	$1,434,349
7/31/24	$1,621,485	$2,267,545	$1,574,427	$1,486,408
8/31/24	$1,659,004	$2,325,133	$1,619,268	$1,523,706
9/30/24	$1,704,680	$2,379,147	$1,662,870	$1,567,108
10/31/24	$1,611,697	$2,325,743	$1,581,278	$1,493,102
11/30/24	$1,603,541	$2,412,735	$1,566,965	$1,478,378
12/31/24	$1,560,505	$2,355,621	$1,536,523	$1,452,615
1/31/25	$1,602,258	$2,434,691	$1,598,430	$1,507,868
2/28/25	$1,642,271	$2,420,023	$1,620,617	$1,548,954
3/31/25	$1,673,585	$2,324,420	$1,616,941	$1,577,255
4/30/25	$1,717,078	$2,346,100	$1,675,318	$1,627,105
5/31/25	$1,783,186	$2,480,951	$1,752,065	$1,694,208
6/30/25	$1,838,856	$2,592,348	$1,811,505	$1,741,616

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.54%	13.34%	6.28%
MSCI All Country World Index	16.17%	13.65%	9.99%
MSCI All Country World ex US Index	17.72%	10.13%	6.12%
MSCI All Country World ex US Value Index	21.42%	13.15%	5.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$113,626
# of Portfolio Holdings	3
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
United States	99.8%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	73.8%
PIMCO RAE Emerging Markets Fund	26.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2025

PES2146TSRAR_063025

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$11	0.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI ACWI ex US Value Index (the "Index").

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the communication services sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$984,787	$1,008,685	$997,221	$991,737
8/31/15	$910,751	$939,539	$921,001	$914,603
9/30/15	$861,055	$905,501	$878,297	$864,038
10/31/15	$920,892	$976,566	$943,679	$927,154
11/30/15	$898,580	$968,503	$924,200	$898,746
12/31/15	$869,770	$951,038	$906,793	$876,413
1/31/16	$818,486	$893,681	$845,111	$811,097
2/29/16	$807,204	$887,528	$835,452	$802,783
3/31/16	$882,078	$953,303	$903,382	$872,755
4/30/16	$925,156	$967,376	$927,154	$905,774
5/31/16	$891,309	$968,598	$911,507	$880,958
6/30/16	$889,258	$962,730	$897,561	$857,369
7/31/16	$931,310	$1,004,221	$941,949	$900,969
8/31/16	$937,464	$1,007,598	$947,906	$915,885
9/30/16	$951,824	$1,013,772	$959,595	$924,181
10/31/16	$960,029	$996,567	$945,798	$929,298
11/30/16	$953,875	$1,004,139	$923,921	$921,405
12/31/16	$981,569	$1,025,831	$947,554	$954,584
1/31/17	$1,027,859	$1,053,881	$981,121	$984,081
2/28/17	$1,032,068	$1,083,443	$996,766	$995,889
3/31/17	$1,056,265	$1,096,697	$1,022,035	$1,018,321
4/30/17	$1,069,942	$1,113,789	$1,043,915	$1,032,658
5/31/17	$1,092,035	$1,138,385	$1,077,790	$1,054,119
6/30/17	$1,101,503	$1,143,561	$1,081,136	$1,059,879
7/31/17	$1,149,898	$1,175,519	$1,120,985	$1,101,310
8/31/17	$1,159,366	$1,180,024	$1,126,851	$1,101,770
9/30/17	$1,183,564	$1,202,822	$1,147,769	$1,123,377
10/31/17	$1,203,553	$1,227,798	$1,169,362	$1,138,551
11/30/17	$1,205,657	$1,251,566	$1,178,861	$1,144,437
12/31/17	$1,234,214	$1,271,744	$1,205,210	$1,170,913
1/31/18	$1,310,873	$1,343,491	$1,272,335	$1,240,395
2/28/18	$1,244,070	$1,287,067	$1,212,341	$1,178,899
3/31/18	$1,227,643	$1,259,515	$1,190,960	$1,153,372
4/30/18	$1,246,261	$1,271,543	$1,209,974	$1,181,776
5/31/18	$1,198,075	$1,273,131	$1,182,035	$1,133,672
6/30/18	$1,166,316	$1,266,237	$1,159,818	$1,109,053
7/31/18	$1,206,836	$1,304,421	$1,187,557	$1,143,389
8/31/18	$1,167,411	$1,314,669	$1,162,702	$1,108,064
9/30/18	$1,183,838	$1,320,391	$1,167,999	$1,128,083
10/31/18	$1,096,227	$1,221,442	$1,072,996	$1,050,594
11/30/18	$1,107,179	$1,239,307	$1,083,152	$1,054,575
12/31/18	$1,049,792	$1,152,017	$1,034,095	$1,007,310
1/31/19	$1,128,555	$1,242,979	$1,112,262	$1,082,974
2/28/19	$1,136,431	$1,276,226	$1,133,995	$1,096,087
3/31/19	$1,129,680	$1,292,275	$1,140,749	$1,091,173
4/30/19	$1,153,309	$1,335,909	$1,170,886	$1,114,284
5/31/19	$1,090,299	$1,256,665	$1,108,043	$1,051,696
6/30/19	$1,147,683	$1,338,951	$1,174,763	$1,108,260
7/31/19	$1,118,428	$1,342,875	$1,160,545	$1,083,093
8/31/19	$1,085,798	$1,311,018	$1,124,701	$1,034,629
9/30/19	$1,127,430	$1,338,604	$1,153,644	$1,077,220
10/31/19	$1,164,561	$1,375,240	$1,193,898	$1,113,085
11/30/19	$1,172,437	$1,408,812	$1,204,423	$1,115,236
12/31/19	$1,215,310	$1,458,423	$1,256,581	$1,165,609
1/31/20	$1,160,286	$1,442,313	$1,222,824	$1,113,936
2/29/20	$1,068,181	$1,325,818	$1,126,166	$1,018,786
3/31/20	$855,263	$1,146,828	$963,103	$832,835
4/30/20	$907,894	$1,269,681	$1,036,089	$885,730
5/31/20	$942,583	$1,324,902	$1,069,997	$903,327
6/30/20	$978,468	$1,367,237	$1,118,353	$939,131
7/31/20	$990,430	$1,439,545	$1,168,214	$958,928
8/31/20	$1,038,277	$1,527,652	$1,218,220	$1,002,010
9/30/20	$1,005,980	$1,478,395	$1,188,274	$960,502
10/31/20	$984,449	$1,442,459	$1,162,727	$935,663
11/30/20	$1,154,306	$1,620,260	$1,319,130	$1,095,754
12/31/20	$1,238,023	$1,695,487	$1,390,431	$1,156,609
1/31/21	$1,250,172	$1,687,777	$1,393,455	$1,154,622
2/28/21	$1,323,069	$1,726,871	$1,421,038	$1,204,672
3/31/21	$1,359,517	$1,772,995	$1,439,008	$1,238,289
4/30/21	$1,392,320	$1,850,515	$1,481,366	$1,266,065
5/31/21	$1,449,422	$1,879,313	$1,527,701	$1,314,119
6/30/21	$1,417,834	$1,904,080	$1,517,811	$1,291,861
7/31/21	$1,405,684	$1,917,199	$1,492,790	$1,268,865
8/31/21	$1,411,759	$1,965,185	$1,521,167	$1,288,217
9/30/21	$1,375,311	$1,884,003	$1,472,459	$1,261,929
10/31/21	$1,388,675	$1,980,170	$1,507,605	$1,282,734
11/30/21	$1,310,919	$1,932,487	$1,439,720	$1,212,962
12/31/21	$1,386,141	$2,009,786	$1,499,220	$1,277,541
1/31/22	$1,395,663	$1,911,081	$1,443,973	$1,288,890
2/28/22	$1,360,296	$1,861,723	$1,415,392	$1,273,386
3/31/22	$1,348,053	$1,902,046	$1,417,648	$1,279,225
4/30/22	$1,274,597	$1,749,803	$1,328,629	$1,212,869
5/31/22	$1,319,487	$1,751,850	$1,338,162	$1,239,157
6/30/22	$1,197,060	$1,604,176	$1,223,045	$1,126,938
7/31/22	$1,224,266	$1,716,199	$1,264,916	$1,141,950
8/31/22	$1,190,259	$1,653,018	$1,224,233	$1,113,412
9/30/22	$1,075,994	$1,494,776	$1,101,893	$1,009,311
10/31/22	$1,133,126	$1,584,981	$1,134,822	$1,050,128
11/30/22	$1,270,516	$1,707,918	$1,268,783	$1,167,453
12/31/22	$1,259,140	$1,640,710	$1,259,299	$1,167,796
1/31/23	$1,344,957	$1,758,310	$1,361,438	$1,258,513
2/28/23	$1,315,365	$1,707,918	$1,313,649	$1,223,963
3/31/23	$1,333,120	$1,760,576	$1,345,761	$1,228,034
4/30/23	$1,364,192	$1,785,881	$1,369,141	$1,258,476
5/31/23	$1,306,487	$1,766,752	$1,319,361	$1,201,692
6/30/23	$1,386,386	$1,869,333	$1,378,560	$1,264,297
7/31/23	$1,457,406	$1,937,764	$1,434,604	$1,328,170
8/31/23	$1,415,978	$1,883,616	$1,369,813	$1,276,092
9/30/23	$1,381,947	$1,805,726	$1,326,548	$1,263,382
10/31/23	$1,328,681	$1,751,434	$1,271,817	$1,208,371
11/30/23	$1,429,294	$1,913,085	$1,386,299	$1,301,135
12/31/23	$1,500,871	$2,004,978	$1,455,949	$1,369,845
1/31/24	$1,481,463	$2,016,730	$1,441,485	$1,352,934
2/29/24	$1,512,192	$2,103,276	$1,477,981	$1,368,731
3/31/24	$1,549,390	$2,169,312	$1,524,180	$1,416,459
4/30/24	$1,534,834	$2,097,739	$1,496,812	$1,405,987
5/31/24	$1,605,996	$2,182,937	$1,540,264	$1,450,828
6/30/24	$1,552,625	$2,231,555	$1,538,800	$1,434,349
7/31/24	$1,610,848	$2,267,545	$1,574,427	$1,486,408
8/31/24	$1,646,429	$2,325,133	$1,619,268	$1,523,706
9/30/24	$1,691,714	$2,379,147	$1,662,870	$1,567,108
10/31/24	$1,597,910	$2,325,743	$1,581,278	$1,493,102
11/30/24	$1,591,440	$2,412,735	$1,566,965	$1,478,378
12/31/24	$1,548,469	$2,355,621	$1,536,523	$1,452,615
1/31/25	$1,589,854	$2,434,691	$1,598,430	$1,507,868
2/28/25	$1,627,789	$2,420,023	$1,620,617	$1,548,954
3/31/25	$1,658,828	$2,324,420	$1,616,941	$1,577,255
4/30/25	$1,703,661	$2,346,100	$1,675,318	$1,627,105
5/31/25	$1,767,462	$2,480,951	$1,752,065	$1,694,208
6/30/25	$1,822,641	$2,592,348	$1,811,505	$1,741,616

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	17.39%	13.25%	6.19%
MSCI All Country World Index	16.17%	13.65%	9.99%
MSCI All Country World ex US Index	17.72%	10.13%	6.12%
MSCI All Country World ex US Value Index	21.42%	13.15%	5.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$113,626
# of Portfolio Holdings	3
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
United States	99.8%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	73.8%
PIMCO RAE Emerging Markets Fund	26.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2025

PES2147TSRAR_063025

Class A: PPYAX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI EAFE Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to the communication services sector contributed to relative returns, as the sector outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
6/30/15	$9,628	$10,000	$10,000
7/31/15	$9,677	$10,208	$10,174
8/31/15	$8,991	$9,457	$9,409
9/30/15	$8,501	$8,977	$8,823
10/31/15	$9,099	$9,678	$9,472
11/30/15	$8,942	$9,528	$9,237
12/31/15	$8,684	$9,399	$9,059
1/31/16	$8,152	$8,720	$8,322
2/29/16	$7,972	$8,560	$8,161
3/31/16	$8,594	$9,117	$8,700
4/30/16	$9,005	$9,381	$9,043
5/31/16	$8,804	$9,296	$8,899
6/30/16	$8,574	$8,984	$8,457
7/31/16	$8,894	$9,439	$8,902
8/31/16	$8,945	$9,446	$9,046
9/30/16	$9,075	$9,562	$9,133
10/31/16	$9,075	$9,366	$9,155
11/30/16	$9,045	$9,179	$9,098
12/31/16	$9,362	$9,493	$9,514
1/31/17	$9,721	$9,769	$9,749
2/28/17	$9,690	$9,908	$9,815
3/31/17	$9,956	$10,181	$10,090
4/30/17	$10,110	$10,440	$10,302
5/31/17	$10,376	$10,823	$10,540
6/30/17	$10,489	$10,804	$10,572
7/31/17	$10,888	$11,116	$10,926
8/31/17	$10,919	$11,112	$10,858
9/30/17	$11,247	$11,388	$11,192
10/31/17	$11,400	$11,561	$11,279
11/30/17	$11,462	$11,682	$11,380
12/31/17	$11,657	$11,870	$11,555
1/31/18	$12,267	$12,465	$12,178
2/28/18	$11,647	$11,903	$11,600
3/31/18	$11,489	$11,688	$11,320
4/30/18	$11,710	$11,955	$11,669
5/31/18	$11,279	$11,686	$11,163
6/30/18	$11,069	$11,544	$11,022
7/31/18	$11,436	$11,828	$11,338
8/31/18	$11,079	$11,599	$10,926
9/30/18	$11,237	$11,700	$11,152
10/31/18	$10,417	$10,769	$10,411
11/30/18	$10,438	$10,755	$10,353
12/31/18	$9,820	$10,233	$9,847
1/31/19	$10,510	$10,906	$10,506
2/28/19	$10,644	$11,184	$10,681
3/31/19	$10,599	$11,254	$10,627
4/30/19	$10,833	$11,570	$10,874
5/31/19	$10,210	$11,015	$10,245
6/30/19	$10,733	$11,668	$10,790
7/31/19	$10,477	$11,520	$10,548
8/31/19	$10,243	$11,222	$10,114
9/30/19	$10,666	$11,543	$10,603
10/31/19	$11,011	$11,958	$10,985
11/30/19	$11,089	$12,093	$11,029
12/31/19	$11,408	$12,486	$11,431
1/31/20	$10,991	$12,225	$11,018
2/29/20	$10,111	$11,120	$9,975
3/31/20	$8,142	$9,636	$8,208
4/30/20	$8,570	$10,258	$8,647
5/31/20	$8,952	$10,705	$8,910
6/30/20	$9,277	$11,069	$9,228
7/31/20	$9,288	$11,327	$9,246
8/31/20	$9,879	$11,910	$9,787
9/30/20	$9,531	$11,600	$9,338
10/31/20	$9,265	$11,137	$8,962
11/30/20	$10,921	$12,864	$10,659
12/31/20	$11,610	$13,462	$11,131
1/31/21	$11,728	$13,318	$11,044
2/28/21	$12,391	$13,617	$11,570
3/31/21	$12,710	$13,930	$11,960
4/30/21	$12,912	$14,349	$12,188
5/31/21	$13,480	$14,817	$12,610
6/30/21	$13,089	$14,650	$12,320
7/31/21	$13,042	$14,761	$12,289
8/31/21	$13,018	$15,021	$12,429
9/30/21	$12,734	$14,585	$12,201
10/31/21	$12,900	$14,944	$12,395
11/30/21	$12,142	$14,248	$11,649
12/31/21	$12,840	$14,978	$12,343
1/31/22	$12,885	$14,254	$12,472
2/28/22	$12,688	$14,002	$12,302
3/31/22	$12,537	$14,092	$12,384
4/30/22	$11,855	$13,180	$11,758
5/31/22	$12,309	$13,279	$12,047
6/30/22	$11,203	$12,047	$10,848
7/31/22	$11,491	$12,647	$11,074
8/31/22	$10,975	$12,047	$10,700
9/30/22	$9,929	$10,920	$9,741
10/31/22	$10,521	$11,507	$10,369
11/30/22	$11,809	$12,803	$11,509
12/31/22	$11,683	$12,813	$11,654
1/31/23	$12,542	$13,851	$12,554
2/28/23	$12,348	$13,562	$12,378
3/31/23	$12,445	$13,898	$12,346
4/30/23	$12,705	$14,290	$12,744
5/31/23	$12,056	$13,686	$12,057
6/30/23	$12,818	$14,308	$12,735
7/31/23	$13,370	$14,771	$13,314
8/31/23	$13,029	$14,205	$12,920
9/30/23	$12,689	$13,720	$12,810
10/31/23	$12,267	$13,164	$12,246
11/30/23	$13,192	$14,386	$13,217
12/31/23	$13,766	$15,150	$13,863
1/31/24	$13,533	$15,237	$13,853
2/29/24	$13,748	$15,516	$13,878
3/31/24	$14,160	$16,027	$14,484
4/30/24	$13,909	$15,616	$14,336
5/31/24	$14,590	$16,221	$14,900
6/30/24	$13,963	$15,959	$14,486
7/31/24	$14,625	$16,427	$15,165
8/31/24	$15,001	$16,962	$15,553
9/30/24	$15,341	$17,118	$15,774
10/31/24	$14,500	$16,187	$15,033
11/30/24	$14,446	$16,095	$14,917
12/31/24	$14,015	$15,729	$14,651
1/31/25	$14,525	$16,556	$15,398
2/28/25	$15,015	$16,877	$15,972
3/31/25	$15,211	$16,809	$16,345
4/30/25	$15,799	$17,579	$17,007
5/31/25	$16,289	$18,383	$17,690
6/30/25	$16,701	$18,788	$17,997

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.61%	12.48%	5.66%
Class A (including sales charge)	15.18%	11.63%	5.26%
MSCI EAFE Index	17.73%	11.16%	6.51%
MSCI EAFE Value Index	24.24%	14.29%	6.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$594,270
# of Portfolio Holdings	278
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	17.2%
Germany	8.7%
Switzerland	8.2%
Netherlands	6.7%
Canada	5.1%
Hong Kong	3.6%
France	3.1%
Denmark	3.1%
Spain	3.0%
Other Countries	18.6%
Short-Term Instruments	0.2%
Affiliated Investments	7.6%
Other Assets and Liabilities, Net	(6.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPYAX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2025

PES8025TSRAR_063025

Institutional Class: PPYIX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI EAFE Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to the communication services sector contributed to relative returns, as the sector outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,006,104	$1,020,763	$1,017,398
8/31/15	$934,893	$945,673	$940,916
9/30/15	$884,028	$897,656	$882,288
10/31/15	$946,083	$967,825	$947,224
11/30/15	$929,807	$952,769	$923,722
12/31/15	$903,404	$939,931	$905,929
1/31/16	$848,051	$871,961	$832,235
2/29/16	$830,296	$855,986	$816,145
3/31/16	$895,049	$911,683	$869,973
4/30/16	$937,869	$938,077	$904,277
5/31/16	$916,981	$929,555	$889,899
6/30/16	$894,004	$898,352	$845,723
7/31/16	$927,425	$943,882	$890,166
8/31/16	$932,647	$944,552	$904,574
9/30/16	$946,224	$956,155	$913,319
10/31/16	$947,269	$936,597	$915,450
11/30/16	$944,135	$917,944	$909,800
12/31/16	$977,758	$949,332	$951,448
1/31/17	$1,015,159	$976,870	$974,876
2/28/17	$1,011,953	$990,839	$981,541
3/31/17	$1,040,805	$1,018,115	$1,008,993
4/30/17	$1,056,834	$1,044,021	$1,030,163
5/31/17	$1,085,686	$1,082,341	$1,054,020
6/30/17	$1,097,440	$1,080,427	$1,057,203
7/31/17	$1,140,184	$1,111,592	$1,092,567
8/31/17	$1,142,321	$1,111,173	$1,085,750
9/30/17	$1,177,584	$1,138,820	$1,119,236
10/31/17	$1,193,613	$1,156,113	$1,127,904
11/30/17	$1,200,025	$1,168,240	$1,138,013
12/31/17	$1,221,155	$1,186,991	$1,155,459
1/31/18	$1,285,830	$1,246,530	$1,217,847
2/28/18	$1,221,155	$1,190,267	$1,159,975
3/31/18	$1,204,712	$1,168,814	$1,132,028
4/30/18	$1,228,828	$1,195,501	$1,166,901
5/31/18	$1,183,885	$1,168,628	$1,116,328
6/30/18	$1,161,961	$1,154,351	$1,102,172
7/31/18	$1,201,424	$1,182,766	$1,133,812
8/31/18	$1,163,057	$1,159,923	$1,092,571
9/30/18	$1,180,596	$1,169,990	$1,115,158
10/31/18	$1,095,093	$1,076,868	$1,041,116
11/30/18	$1,097,286	$1,075,511	$1,035,323
12/31/18	$1,031,693	$1,023,302	$984,704
1/31/19	$1,105,965	$1,090,553	$1,050,610
2/28/19	$1,119,891	$1,118,353	$1,068,081
3/31/19	$1,115,249	$1,125,405	$1,062,651
4/30/19	$1,140,780	$1,157,046	$1,087,409
5/31/19	$1,074,631	$1,101,478	$1,024,464
6/30/19	$1,130,336	$1,166,824	$1,079,045
7/31/19	$1,103,644	$1,152,009	$1,054,778
8/31/19	$1,079,274	$1,122,165	$1,011,448
9/30/19	$1,124,533	$1,154,322	$1,060,256
10/31/19	$1,160,509	$1,195,796	$1,098,509
11/30/19	$1,169,793	$1,209,276	$1,102,855
12/31/19	$1,202,800	$1,248,577	$1,143,128
1/31/20	$1,159,281	$1,222,497	$1,101,792
2/29/20	$1,067,409	$1,111,986	$997,524
3/31/20	$859,488	$963,571	$820,789
4/30/20	$905,424	$1,025,820	$864,720
5/31/20	$945,316	$1,070,490	$891,024
6/30/20	$980,372	$1,106,939	$922,794
7/31/20	$982,790	$1,132,741	$924,585
8/31/20	$1,044,441	$1,190,976	$978,710
9/30/20	$1,008,176	$1,160,031	$933,769
10/31/20	$980,372	$1,113,712	$896,167
11/30/20	$1,155,655	$1,286,352	$1,065,879
12/31/20	$1,230,302	$1,346,162	$1,113,093
1/31/21	$1,241,430	$1,331,820	$1,104,414
2/28/21	$1,311,910	$1,361,692	$1,157,027
3/31/21	$1,346,531	$1,393,002	$1,195,963
4/30/21	$1,368,788	$1,434,917	$1,218,798
5/31/21	$1,429,376	$1,481,711	$1,261,008
6/30/21	$1,388,572	$1,465,036	$1,231,958
7/31/21	$1,383,626	$1,476,067	$1,228,949
8/31/21	$1,382,389	$1,502,104	$1,242,869
9/30/21	$1,351,477	$1,458,511	$1,220,056
10/31/21	$1,368,788	$1,494,384	$1,239,513
11/30/21	$1,288,416	$1,424,829	$1,164,938
12/31/21	$1,364,353	$1,497,786	$1,234,324
1/31/22	$1,370,670	$1,425,407	$1,247,187
2/28/22	$1,348,562	$1,400,204	$1,230,236
3/31/22	$1,332,771	$1,409,204	$1,238,443
4/30/22	$1,260,132	$1,318,036	$1,175,788
5/31/22	$1,309,084	$1,327,917	$1,204,733
6/30/22	$1,192,230	$1,204,702	$1,084,778
7/31/22	$1,223,812	$1,264,733	$1,107,370
8/31/22	$1,170,122	$1,204,665	$1,070,005
9/30/22	$1,058,005	$1,091,972	$974,076
10/31/22	$1,121,170	$1,150,692	$1,036,903
11/30/22	$1,260,132	$1,280,302	$1,150,872
12/31/22	$1,246,386	$1,281,330	$1,165,411
1/31/23	$1,337,832	$1,385,089	$1,255,369
2/28/23	$1,317,511	$1,356,187	$1,237,778
3/31/23	$1,327,672	$1,389,798	$1,234,574
4/30/23	$1,356,461	$1,429,036	$1,274,357
5/31/23	$1,288,722	$1,368,562	$1,205,731
6/30/23	$1,370,008	$1,430,845	$1,273,518
7/31/23	$1,429,279	$1,477,142	$1,331,427
8/31/23	$1,393,717	$1,420,549	$1,291,953
9/30/23	$1,356,461	$1,372,027	$1,280,991
10/31/23	$1,310,737	$1,316,402	$1,224,649
11/30/23	$1,410,651	$1,438,588	$1,321,697
12/31/23	$1,472,768	$1,515,019	$1,386,261
1/31/24	$1,448,501	$1,523,737	$1,385,331
2/29/24	$1,472,768	$1,551,629	$1,387,848
3/31/24	$1,515,700	$1,602,661	$1,448,377
4/30/24	$1,489,567	$1,561,619	$1,433,565
5/31/24	$1,564,232	$1,622,108	$1,490,049
6/30/24	$1,495,167	$1,595,921	$1,448,568
7/31/24	$1,567,966	$1,642,740	$1,516,473
8/31/24	$1,609,031	$1,696,155	$1,555,293
9/30/24	$1,644,497	$1,711,818	$1,577,366
10/31/24	$1,554,899	$1,618,728	$1,503,279
11/30/24	$1,551,166	$1,609,544	$1,491,700
12/31/24	$1,504,903	$1,572,940	$1,465,054
1/31/25	$1,558,137	$1,655,601	$1,539,795
2/28/25	$1,611,372	$1,687,708	$1,597,216
3/31/25	$1,633,894	$1,680,900	$1,634,455
4/30/25	$1,697,366	$1,757,894	$1,700,741
5/31/25	$1,752,649	$1,838,322	$1,769,007
6/30/25	$1,795,646	$1,878,827	$1,799,743

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	20.10%	12.87%	6.03%
MSCI EAFE Index	17.73%	11.16%	6.51%
MSCI EAFE Value Index	24.24%	14.29%	6.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$594,270
# of Portfolio Holdings	278
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	17.2%
Germany	8.7%
Switzerland	8.2%
Netherlands	6.7%
Canada	5.1%
Hong Kong	3.6%
France	3.1%
Denmark	3.1%
Spain	3.0%
Other Countries	18.6%
Short-Term Instruments	0.2%
Affiliated Investments	7.6%
Other Assets and Liabilities, Net	(6.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPYIX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2025

PES2152TSRAR_063025

I-2: PPYPX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI EAFE Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to the communication services sector contributed to relative returns, as the sector outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI EAFE Index	MSCI EAFE Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,006,104	$1,020,763	$1,017,398
8/31/15	$934,893	$945,673	$940,916
9/30/15	$884,028	$897,656	$882,288
10/31/15	$946,083	$967,825	$947,224
11/30/15	$929,807	$952,769	$923,722
12/31/15	$903,455	$939,931	$905,929
1/31/16	$848,099	$871,961	$832,235
2/29/16	$829,299	$855,986	$816,145
3/31/16	$894,055	$911,683	$869,973
4/30/16	$936,878	$938,077	$904,277
5/31/16	$915,989	$929,555	$889,899
6/30/16	$893,011	$898,352	$845,723
7/31/16	$926,434	$943,882	$890,166
8/31/16	$931,656	$944,552	$904,574
9/30/16	$945,234	$956,155	$913,319
10/31/16	$946,278	$936,597	$915,450
11/30/16	$943,145	$917,944	$909,800
12/31/16	$976,686	$949,332	$951,448
1/31/17	$1,014,128	$976,870	$974,876
2/28/17	$1,010,919	$990,839	$981,541
3/31/17	$1,038,732	$1,018,115	$1,008,993
4/30/17	$1,055,848	$1,044,021	$1,030,163
5/31/17	$1,083,662	$1,082,341	$1,054,020
6/30/17	$1,095,429	$1,080,427	$1,057,203
7/31/17	$1,138,219	$1,111,592	$1,092,567
8/31/17	$1,140,359	$1,111,173	$1,085,750
9/30/17	$1,175,661	$1,138,820	$1,119,236
10/31/17	$1,191,707	$1,156,113	$1,127,904
11/30/17	$1,198,126	$1,168,240	$1,138,013
12/31/17	$1,219,686	$1,186,991	$1,155,459
1/31/18	$1,283,303	$1,246,530	$1,217,847
2/28/18	$1,218,589	$1,190,267	$1,159,975
3/31/18	$1,202,137	$1,168,814	$1,132,028
4/30/18	$1,226,267	$1,195,501	$1,166,901
5/31/18	$1,181,297	$1,168,628	$1,116,328
6/30/18	$1,159,360	$1,154,351	$1,102,172
7/31/18	$1,198,846	$1,182,766	$1,133,812
8/31/18	$1,161,553	$1,159,923	$1,092,571
9/30/18	$1,178,006	$1,169,990	$1,115,158
10/31/18	$1,092,453	$1,076,868	$1,041,116
11/30/18	$1,094,646	$1,075,511	$1,035,323
12/31/18	$1,030,173	$1,023,302	$984,704
1/31/19	$1,103,342	$1,090,553	$1,050,610
2/28/19	$1,117,279	$1,118,353	$1,068,081
3/31/19	$1,112,634	$1,125,405	$1,062,651
4/30/19	$1,138,185	$1,157,046	$1,087,409
5/31/19	$1,071,984	$1,101,478	$1,024,464
6/30/19	$1,127,732	$1,166,824	$1,079,045
7/31/19	$1,099,858	$1,152,009	$1,054,778
8/31/19	$1,076,630	$1,122,165	$1,011,448
9/30/19	$1,120,764	$1,154,322	$1,060,256
10/31/19	$1,156,767	$1,195,796	$1,098,509
11/30/19	$1,166,059	$1,209,276	$1,102,855
12/31/19	$1,199,262	$1,248,577	$1,143,128
1/31/20	$1,155,697	$1,222,497	$1,101,792
2/29/20	$1,063,725	$1,111,986	$997,524
3/31/20	$856,789	$963,571	$820,789
4/30/20	$901,565	$1,025,820	$864,720
5/31/20	$941,500	$1,070,490	$891,024
6/30/20	$976,594	$1,106,939	$922,794
7/31/20	$977,804	$1,132,741	$924,585
8/31/20	$1,039,522	$1,190,976	$978,710
9/30/20	$1,003,217	$1,160,031	$933,769
10/31/20	$976,594	$1,113,712	$896,167
11/30/20	$1,150,856	$1,286,352	$1,065,879
12/31/20	$1,223,638	$1,346,162	$1,113,093
1/31/21	$1,236,011	$1,331,820	$1,104,414
2/28/21	$1,306,534	$1,361,692	$1,157,027
3/31/21	$1,339,940	$1,393,002	$1,195,963
4/30/21	$1,360,973	$1,434,917	$1,218,798
5/31/21	$1,421,598	$1,481,711	$1,261,008
6/30/21	$1,382,006	$1,465,036	$1,231,958
7/31/21	$1,375,820	$1,476,067	$1,228,949
8/31/21	$1,374,582	$1,502,104	$1,242,869
9/30/21	$1,343,651	$1,458,511	$1,220,056
10/31/21	$1,360,973	$1,494,384	$1,239,513
11/30/21	$1,281,789	$1,424,829	$1,164,938
12/31/21	$1,357,071	$1,497,786	$1,234,324
1/31/22	$1,363,383	$1,425,407	$1,247,187
2/28/22	$1,342,869	$1,400,204	$1,230,236
3/31/22	$1,325,512	$1,409,204	$1,238,443
4/30/22	$1,254,502	$1,318,036	$1,175,788
5/31/22	$1,303,420	$1,327,917	$1,204,733
6/30/22	$1,185,070	$1,204,702	$1,084,778
7/31/22	$1,216,630	$1,264,733	$1,107,370
8/31/22	$1,162,979	$1,204,665	$1,070,005
9/30/22	$1,052,519	$1,091,972	$974,076
10/31/22	$1,114,061	$1,150,692	$1,036,903
11/30/22	$1,252,924	$1,280,302	$1,150,872
12/31/22	$1,238,400	$1,281,330	$1,165,411
1/31/23	$1,329,757	$1,385,089	$1,255,369
2/28/23	$1,309,455	$1,356,187	$1,237,778
3/31/23	$1,319,606	$1,389,798	$1,234,574
4/30/23	$1,348,367	$1,429,036	$1,274,357
5/31/23	$1,280,695	$1,368,562	$1,205,731
6/30/23	$1,360,209	$1,430,845	$1,273,518
7/31/23	$1,419,423	$1,477,142	$1,331,427
8/31/23	$1,383,895	$1,420,549	$1,291,953
9/30/23	$1,348,367	$1,372,027	$1,280,991
10/31/23	$1,302,688	$1,316,402	$1,224,649
11/30/23	$1,402,504	$1,438,588	$1,321,697
12/31/23	$1,462,218	$1,515,019	$1,386,261
1/31/24	$1,439,837	$1,523,737	$1,385,331
2/29/24	$1,462,218	$1,551,629	$1,387,848
3/31/24	$1,506,980	$1,602,661	$1,448,377
4/30/24	$1,479,004	$1,561,619	$1,433,565
5/31/24	$1,553,607	$1,622,108	$1,490,049
6/30/24	$1,484,599	$1,595,921	$1,448,568
7/31/24	$1,555,472	$1,642,740	$1,516,473
8/31/24	$1,596,504	$1,696,155	$1,555,293
9/30/24	$1,631,940	$1,711,818	$1,577,366
10/31/24	$1,544,282	$1,618,728	$1,503,279
11/30/24	$1,538,686	$1,609,544	$1,491,700
12/31/24	$1,493,422	$1,572,940	$1,465,054
1/31/25	$1,546,612	$1,655,601	$1,539,795
2/28/25	$1,599,802	$1,687,708	$1,597,216
3/31/25	$1,620,260	$1,680,900	$1,634,455
4/30/25	$1,683,680	$1,757,894	$1,700,741
5/31/25	$1,736,870	$1,838,322	$1,769,007
6/30/25	$1,779,831	$1,878,827	$1,799,743

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	19.89%	12.75%	5.93%
MSCI EAFE Index	17.73%	11.16%	6.51%
MSCI EAFE Value Index	24.24%	14.29%	6.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$594,270
# of Portfolio Holdings	278
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	17.2%
Germany	8.7%
Switzerland	8.2%
Netherlands	6.7%
Canada	5.1%
Hong Kong	3.6%
France	3.1%
Denmark	3.1%
Spain	3.0%
Other Countries	18.6%
Short-Term Instruments	0.2%
Affiliated Investments	7.6%
Other Assets and Liabilities, Net	(6.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPYPX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2025

PES2153TSRAR_063025

Class A: PKAAX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 1000® Value Index (the "Index").

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the healthcare sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the energy sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
6/30/15	$9,629	$10,000	$10,000
7/31/15	$9,678	$10,210	$10,044
8/31/15	$9,131	$9,594	$9,446
9/30/15	$8,916	$9,356	$9,161
10/31/15	$9,531	$10,145	$9,852
11/30/15	$9,521	$10,176	$9,889
12/31/15	$9,341	$10,015	$9,677
1/31/16	$8,937	$9,518	$9,177
2/29/16	$8,967	$9,505	$9,174
3/31/16	$9,644	$10,150	$9,835
4/30/16	$9,715	$10,189	$10,042
5/31/16	$9,816	$10,372	$10,198
6/30/16	$9,886	$10,399	$10,286
7/31/16	$10,199	$10,783	$10,585
8/31/16	$10,189	$10,798	$10,666
9/30/16	$10,220	$10,800	$10,644
10/31/16	$9,987	$10,603	$10,479
11/30/16	$10,553	$10,996	$11,078
12/31/16	$10,730	$11,213	$11,355
1/31/17	$10,836	$11,426	$11,436
2/28/17	$11,166	$11,879	$11,847
3/31/17	$11,102	$11,893	$11,726
4/30/17	$11,070	$12,015	$11,704
5/31/17	$11,028	$12,184	$11,692
6/30/17	$11,155	$12,260	$11,883
7/31/17	$11,346	$12,512	$12,041
8/31/17	$11,272	$12,551	$11,901
9/30/17	$11,623	$12,810	$12,254
10/31/17	$11,803	$13,109	$12,343
11/30/17	$12,217	$13,511	$12,721
12/31/17	$12,462	$13,661	$12,906
1/31/18	$13,069	$14,443	$13,405
2/28/18	$12,564	$13,911	$12,765
3/31/18	$12,260	$13,557	$12,541
4/30/18	$12,339	$13,609	$12,582
5/31/18	$12,507	$13,937	$12,657
6/30/18	$12,575	$14,023	$12,688
7/31/18	$13,036	$14,544	$13,190
8/31/18	$13,384	$15,018	$13,385
9/30/18	$13,440	$15,104	$13,412
10/31/18	$12,665	$14,072	$12,717
11/30/18	$12,822	$14,358	$13,097
12/31/18	$11,537	$13,062	$11,839
1/31/19	$12,461	$14,109	$12,761
2/28/19	$12,832	$14,562	$13,168
3/31/19	$12,844	$14,845	$13,252
4/30/19	$13,240	$15,446	$13,722
5/31/19	$12,209	$14,464	$12,840
6/30/19	$13,108	$15,483	$13,762
7/31/19	$13,240	$15,706	$13,876
8/31/19	$12,748	$15,457	$13,468
9/30/19	$13,276	$15,746	$13,948
10/31/19	$13,492	$16,087	$14,143
11/30/19	$13,936	$16,671	$14,580
12/31/19	$14,344	$17,175	$14,981
1/31/20	$13,980	$17,168	$14,659
2/29/20	$12,546	$15,755	$13,239
3/31/20	$10,334	$13,809	$10,977
4/30/20	$11,503	$15,579	$12,211
5/31/20	$11,880	$16,321	$12,629
6/30/20	$12,006	$16,645	$12,546
7/31/20	$12,433	$17,584	$13,042
8/31/20	$13,100	$18,848	$13,581
9/30/20	$12,697	$18,132	$13,247
10/31/20	$12,509	$17,650	$13,073
11/30/20	$14,319	$19,582	$14,832
12/31/20	$14,853	$20,334	$15,400
1/31/21	$15,359	$20,129	$15,259
2/28/21	$15,864	$20,684	$16,181
3/31/21	$16,940	$21,590	$17,134
4/30/21	$17,329	$22,742	$17,819
5/31/21	$17,808	$22,901	$18,235
6/30/21	$17,821	$23,436	$18,026
7/31/21	$17,653	$23,993	$18,170
8/31/21	$18,106	$24,722	$18,530
9/30/21	$17,329	$23,572	$17,885
10/31/21	$17,821	$25,224	$18,793
11/30/21	$17,770	$25,049	$18,131
12/31/21	$18,895	$26,172	$19,275
1/31/22	$18,823	$24,817	$18,826
2/28/22	$18,494	$24,074	$18,608
3/31/22	$19,023	$24,968	$19,133
4/30/22	$18,180	$22,791	$18,054
5/31/22	$18,623	$22,833	$18,405
6/30/22	$16,477	$20,948	$16,797
7/31/22	$17,564	$22,879	$17,911
8/31/22	$17,379	$21,946	$17,377
9/30/22	$15,920	$19,925	$15,853
10/31/22	$18,222	$21,538	$17,478
11/30/22	$19,252	$22,742	$18,571
12/31/22	$18,184	$21,432	$17,822
1/31/23	$19,142	$22,778	$18,746
2/28/23	$18,385	$22,223	$18,085
3/31/23	$18,616	$23,038	$18,001
4/30/23	$18,462	$23,398	$18,273
5/31/23	$17,828	$23,500	$17,568
6/30/23	$18,987	$25,053	$18,735
7/31/23	$19,682	$25,857	$19,394
8/31/23	$19,497	$25,446	$18,870
9/30/23	$19,064	$24,232	$18,142
10/31/23	$18,601	$23,723	$17,502
11/30/23	$19,868	$25,889	$18,822
12/31/23	$21,198	$27,066	$19,865
1/31/24	$21,380	$27,520	$19,885
2/29/24	$22,289	$28,990	$20,619
3/31/24	$23,827	$29,923	$21,650
4/30/24	$22,091	$28,700	$20,725
5/31/24	$23,149	$30,124	$21,382
6/30/24	$23,298	$31,204	$21,181
7/31/24	$23,992	$31,584	$22,263
8/31/24	$23,844	$32,350	$22,861
9/30/24	$24,158	$33,041	$23,178
10/31/24	$23,381	$32,742	$22,923
11/30/24	$24,952	$34,664	$24,387
12/31/24	$23,482	$33,837	$22,719
1/31/25	$24,574	$34,780	$23,770
2/28/25	$24,463	$34,326	$23,867
3/31/25	$23,407	$32,392	$23,204
4/30/25	$22,611	$32,172	$22,497
5/31/25	$23,611	$34,197	$23,287
6/30/25	$24,685	$35,936	$24,083

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.95%	15.51%	9.87%
Class A (including sales charge)	1.97%	14.63%	9.46%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,310
# of Portfolio Holdings	143
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$3,603
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	22.5%
Health Care	17.2%
Consumer Staples	12.6%
Financials	9.2%
Energy	8.2%
Industrials	8.0%
Consumer Discretionary	7.7%
Communication Services	7.4%
Materials	2.8%
Utilities	2.2%
Real Estate	1.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.8%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PKAAX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2025

PES8024TSRAR_063025

Institutional Class: PKAIX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.40%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 1000® Value Index (the "Index").

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the healthcare sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the energy sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Russell 1000® Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,006,091	$1,020,951	$1,004,384
8/31/15	$949,239	$959,353	$944,567
9/30/15	$927,919	$935,615	$916,050
10/31/15	$991,878	$1,014,539	$985,166
11/30/15	$990,863	$1,017,556	$988,939
12/31/15	$972,813	$1,001,507	$967,667
1/31/16	$930,791	$951,808	$917,668
2/29/16	$934,993	$950,524	$917,439
3/31/16	$1,005,380	$1,015,006	$983,531
4/30/16	$1,012,734	$1,018,940	$1,004,195
5/31/16	$1,024,290	$1,037,239	$1,019,790
6/30/16	$1,031,644	$1,039,926	$1,028,611
7/31/16	$1,065,261	$1,078,267	$1,058,482
8/31/16	$1,064,211	$1,079,781	$1,066,643
9/30/16	$1,067,363	$1,079,985	$1,064,424
10/31/16	$1,044,250	$1,060,285	$1,047,947
11/30/16	$1,103,081	$1,099,552	$1,107,795
12/31/16	$1,122,676	$1,121,286	$1,135,479
1/31/17	$1,133,737	$1,142,553	$1,143,564
2/28/17	$1,169,131	$1,187,919	$1,184,652
3/31/17	$1,162,495	$1,189,305	$1,172,580
4/30/17	$1,159,177	$1,201,519	$1,170,376
5/31/17	$1,154,752	$1,218,428	$1,169,229
6/30/17	$1,169,131	$1,226,033	$1,188,346
7/31/17	$1,189,041	$1,251,243	$1,204,139
8/31/17	$1,181,298	$1,255,074	$1,190,111
9/30/17	$1,220,011	$1,280,963	$1,225,362
10/31/17	$1,238,815	$1,310,855	$1,234,258
11/30/17	$1,281,952	$1,351,059	$1,272,051
12/31/17	$1,308,420	$1,366,081	$1,290,623
1/31/18	$1,371,674	$1,444,294	$1,340,518
2/28/18	$1,320,134	$1,391,062	$1,276,509
3/31/18	$1,288,507	$1,355,710	$1,254,055
4/30/18	$1,296,706	$1,360,912	$1,258,193
5/31/18	$1,315,448	$1,393,686	$1,265,667
6/30/18	$1,323,648	$1,402,264	$1,268,806
7/31/18	$1,372,845	$1,454,447	$1,319,025
8/31/18	$1,409,158	$1,501,841	$1,338,520
9/30/18	$1,416,186	$1,510,389	$1,341,170
10/31/18	$1,334,190	$1,407,154	$1,271,725
11/30/18	$1,351,761	$1,435,829	$1,309,698
12/31/18	$1,216,698	$1,306,187	$1,183,928
1/31/19	$1,314,134	$1,410,859	$1,276,073
2/28/19	$1,352,858	$1,456,159	$1,316,844
3/31/19	$1,355,356	$1,484,455	$1,325,219
4/30/19	$1,397,828	$1,544,560	$1,372,224
5/31/19	$1,289,150	$1,446,406	$1,283,990
6/30/19	$1,385,337	$1,548,343	$1,376,155
7/31/19	$1,399,078	$1,570,597	$1,387,563
8/31/19	$1,347,861	$1,545,718	$1,346,755
9/30/19	$1,404,074	$1,574,639	$1,394,807
10/31/19	$1,427,809	$1,608,745	$1,414,307
11/30/19	$1,475,277	$1,667,141	$1,458,037
12/31/19	$1,519,287	$1,717,458	$1,498,148
1/31/20	$1,481,272	$1,716,785	$1,465,923
2/29/20	$1,330,523	$1,575,461	$1,323,948
3/31/20	$1,095,879	$1,380,871	$1,097,699
4/30/20	$1,219,100	$1,557,890	$1,221,102
5/31/20	$1,261,047	$1,632,089	$1,262,949
6/30/20	$1,274,156	$1,664,547	$1,254,563
7/31/20	$1,320,036	$1,758,403	$1,304,156
8/31/20	$1,390,822	$1,884,798	$1,358,083
9/30/20	$1,348,875	$1,813,182	$1,324,728
10/31/20	$1,329,212	$1,764,962	$1,307,321
11/30/20	$1,521,908	$1,958,162	$1,483,169
12/31/20	$1,579,050	$2,033,450	$1,540,034
1/31/21	$1,633,173	$2,012,921	$1,525,927
2/28/21	$1,688,650	$2,068,427	$1,618,139
3/31/21	$1,802,309	$2,159,015	$1,713,350
4/30/21	$1,844,254	$2,274,239	$1,781,867
5/31/21	$1,895,671	$2,290,123	$1,823,456
6/30/21	$1,898,378	$2,343,585	$1,802,577
7/31/21	$1,882,141	$2,399,257	$1,816,980
8/31/21	$1,930,852	$2,472,208	$1,853,011
9/30/21	$1,848,313	$2,357,226	$1,788,507
10/31/21	$1,901,084	$2,522,377	$1,879,328
11/30/21	$1,895,671	$2,504,900	$1,813,100
12/31/21	$2,017,638	$2,617,160	$1,927,489
1/31/22	$2,010,177	$2,481,730	$1,882,597
2/28/22	$1,975,853	$2,407,423	$1,860,759
3/31/22	$2,032,562	$2,496,810	$1,913,288
4/30/22	$1,943,022	$2,279,083	$1,805,379
5/31/22	$1,990,776	$2,283,265	$1,840,476
6/30/22	$1,762,449	$2,094,795	$1,679,673
7/31/22	$1,878,851	$2,287,945	$1,791,052
8/31/22	$1,860,943	$2,194,638	$1,737,679
9/30/22	$1,704,248	$1,992,515	$1,585,302
10/31/22	$1,951,976	$2,153,832	$1,747,843
11/30/22	$2,062,408	$2,274,196	$1,857,066
12/31/22	$1,949,527	$2,143,170	$1,782,207
1/31/23	$2,052,642	$2,277,834	$1,874,561
2/28/23	$1,972,083	$2,222,257	$1,808,464
3/31/23	$1,997,862	$2,303,845	$1,800,127
4/30/23	$1,981,750	$2,339,805	$1,827,255
5/31/23	$1,914,081	$2,349,975	$1,756,778
6/30/23	$2,039,753	$2,505,250	$1,873,481
7/31/23	$2,113,867	$2,585,731	$1,939,352
8/31/23	$2,094,533	$2,544,562	$1,886,990
9/30/23	$2,049,420	$2,423,243	$1,814,171
10/31/23	$2,001,084	$2,372,291	$1,750,167
11/30/23	$2,136,423	$2,588,941	$1,882,217
12/31/23	$2,282,240	$2,706,559	$1,986,473
1/31/24	$2,301,201	$2,752,040	$1,988,539
2/29/24	$2,399,454	$2,898,987	$2,061,896
3/31/24	$2,566,658	$2,992,260	$2,164,970
4/30/24	$2,380,493	$2,870,043	$2,072,483
5/31/24	$2,495,984	$3,012,353	$2,138,180
6/30/24	$2,511,498	$3,120,443	$2,118,060
7/31/24	$2,587,343	$3,158,426	$2,226,335
8/31/24	$2,573,553	$3,235,039	$2,286,068
9/30/24	$2,608,028	$3,304,130	$2,317,799
10/31/24	$2,525,288	$3,274,166	$2,292,280
11/30/24	$2,694,215	$3,466,363	$2,438,665
12/31/24	$2,537,497	$3,383,732	$2,271,884
1/31/25	$2,655,027	$3,477,960	$2,377,027
2/28/25	$2,645,394	$3,432,579	$2,386,678
3/31/25	$2,533,644	$3,239,172	$2,320,400
4/30/25	$2,446,941	$3,217,208	$2,249,674
5/31/25	$2,554,838	$3,419,714	$2,328,683
6/30/25	$2,672,368	$3,593,616	$2,408,277

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.41%	15.97%	10.33%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,310
# of Portfolio Holdings	143
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$3,603
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	22.5%
Health Care	17.2%
Consumer Staples	12.6%
Financials	9.2%
Energy	8.2%
Industrials	8.0%
Consumer Discretionary	7.7%
Communication Services	7.4%
Materials	2.8%
Utilities	2.2%
Real Estate	1.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.8%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PKAIX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2025

PES2155TSRAR_063025

I-2: PKAPX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$52	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 1000® Value Index (the "Index").

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the healthcare sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the energy sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Russell 1000® Value Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,006,091	$1,020,951	$1,004,384
8/31/15	$949,239	$959,353	$944,567
9/30/15	$926,904	$935,615	$916,050
10/31/15	$991,878	$1,014,539	$985,166
11/30/15	$990,863	$1,017,556	$988,939
12/31/15	$972,058	$1,001,507	$967,667
1/31/16	$930,023	$951,808	$917,668
2/29/16	$934,226	$950,524	$917,439
3/31/16	$1,004,635	$1,015,006	$983,531
4/30/16	$1,011,991	$1,018,940	$1,004,195
5/31/16	$1,023,551	$1,037,239	$1,019,790
6/30/16	$1,030,907	$1,039,926	$1,028,611
7/31/16	$1,063,484	$1,078,267	$1,058,482
8/31/16	$1,063,484	$1,079,781	$1,066,643
9/30/16	$1,066,636	$1,079,985	$1,064,424
10/31/16	$1,043,517	$1,060,285	$1,047,947
11/30/16	$1,101,315	$1,099,552	$1,107,795
12/31/16	$1,121,054	$1,121,286	$1,135,479
1/31/17	$1,132,120	$1,142,553	$1,143,564
2/28/17	$1,166,427	$1,187,919	$1,184,652
3/31/17	$1,160,894	$1,189,305	$1,172,580
4/30/17	$1,157,574	$1,201,519	$1,170,376
5/31/17	$1,153,147	$1,218,428	$1,169,229
6/30/17	$1,166,427	$1,226,033	$1,188,346
7/31/17	$1,187,454	$1,251,243	$1,204,139
8/31/17	$1,179,707	$1,255,074	$1,190,111
9/30/17	$1,217,334	$1,280,963	$1,225,362
10/31/17	$1,236,147	$1,310,855	$1,234,258
11/30/17	$1,279,307	$1,351,059	$1,272,051
12/31/17	$1,305,218	$1,366,081	$1,290,623
1/31/18	$1,368,487	$1,444,294	$1,340,518
2/28/18	$1,316,935	$1,391,062	$1,276,509
3/31/18	$1,285,300	$1,355,710	$1,254,055
4/30/18	$1,293,502	$1,360,912	$1,258,193
5/31/18	$1,312,248	$1,393,686	$1,265,667
6/30/18	$1,319,278	$1,402,264	$1,268,806
7/31/18	$1,368,487	$1,454,447	$1,319,025
8/31/18	$1,404,808	$1,501,841	$1,338,520
9/30/18	$1,411,838	$1,510,389	$1,341,170
10/31/18	$1,329,823	$1,407,154	$1,271,725
11/30/18	$1,346,226	$1,435,829	$1,309,698
12/31/18	$1,212,266	$1,306,187	$1,183,928
1/31/19	$1,309,747	$1,410,859	$1,276,073
2/28/19	$1,348,490	$1,456,159	$1,316,844
3/31/19	$1,350,989	$1,484,455	$1,325,219
4/30/19	$1,392,231	$1,544,560	$1,372,224
5/31/19	$1,284,752	$1,446,406	$1,283,990
6/30/19	$1,379,734	$1,548,343	$1,376,155
7/31/19	$1,394,731	$1,570,597	$1,387,563
8/31/19	$1,343,491	$1,545,718	$1,346,755
9/30/19	$1,397,230	$1,574,639	$1,394,807
10/31/19	$1,422,225	$1,608,745	$1,414,307
11/30/19	$1,468,466	$1,667,141	$1,458,037
12/31/19	$1,512,171	$1,717,458	$1,498,148
1/31/20	$1,474,137	$1,716,785	$1,465,923
2/29/20	$1,324,625	$1,575,461	$1,323,948
3/31/20	$1,091,176	$1,380,871	$1,097,699
4/30/20	$1,213,146	$1,557,890	$1,221,102
5/31/20	$1,255,115	$1,632,089	$1,262,949
6/30/20	$1,268,230	$1,664,547	$1,254,563
7/31/20	$1,314,133	$1,758,403	$1,304,156
8/31/20	$1,383,643	$1,884,798	$1,358,083
9/30/20	$1,341,674	$1,813,182	$1,324,728
10/31/20	$1,322,002	$1,764,962	$1,307,321
11/30/20	$1,513,482	$1,958,162	$1,483,169
12/31/20	$1,571,350	$2,033,450	$1,540,034
1/31/21	$1,624,135	$2,012,921	$1,525,927
2/28/21	$1,679,626	$2,068,427	$1,618,139
3/31/21	$1,791,962	$2,159,015	$1,713,350
4/30/21	$1,833,919	$2,274,239	$1,781,867
5/31/21	$1,885,350	$2,290,123	$1,823,456
6/30/21	$1,886,703	$2,343,585	$1,802,577
7/31/21	$1,870,462	$2,399,257	$1,816,980
8/31/21	$1,919,186	$2,472,208	$1,853,011
9/30/21	$1,836,626	$2,357,226	$1,788,507
10/31/21	$1,889,410	$2,522,377	$1,879,328
11/30/21	$1,883,996	$2,504,900	$1,813,100
12/31/21	$2,003,721	$2,617,160	$1,927,489
1/31/22	$1,996,255	$2,481,730	$1,882,597
2/28/22	$1,963,407	$2,407,423	$1,860,759
3/31/22	$2,020,144	$2,496,810	$1,913,288
4/30/22	$1,930,559	$2,279,083	$1,805,379
5/31/22	$1,978,338	$2,283,265	$1,840,476
6/30/22	$1,749,896	$2,094,795	$1,679,673
7/31/22	$1,866,357	$2,287,945	$1,791,052
8/31/22	$1,848,440	$2,194,638	$1,737,679
9/30/22	$1,691,666	$1,992,515	$1,585,302
10/31/22	$1,938,025	$2,153,832	$1,747,843
11/30/22	$2,048,513	$2,274,196	$1,857,066
12/31/22	$1,934,735	$2,143,170	$1,782,207
1/31/23	$2,037,921	$2,277,834	$1,874,561
2/28/23	$1,957,307	$2,222,257	$1,808,464
3/31/23	$1,983,103	$2,303,845	$1,800,127
4/30/23	$1,966,981	$2,339,805	$1,827,255
5/31/23	$1,899,265	$2,349,975	$1,756,778
6/30/23	$2,023,410	$2,505,250	$1,873,481
7/31/23	$2,097,575	$2,585,731	$1,939,352
8/31/23	$2,078,228	$2,544,562	$1,886,990
9/30/23	$2,033,084	$2,423,243	$1,814,171
10/31/23	$1,984,716	$2,372,291	$1,750,167
11/30/23	$2,120,147	$2,588,941	$1,882,217
12/31/23	$2,263,539	$2,706,559	$1,986,473
1/31/24	$2,282,517	$2,752,040	$1,988,539
2/29/24	$2,380,857	$2,898,987	$2,061,896
3/31/24	$2,544,757	$2,992,260	$2,164,970
4/30/24	$2,360,154	$2,870,043	$2,072,483
5/31/24	$2,474,021	$3,012,353	$2,138,180
6/30/24	$2,489,548	$3,120,443	$2,118,060
7/31/24	$2,565,460	$3,158,426	$2,226,335
8/31/24	$2,551,658	$3,235,039	$2,286,068
9/30/24	$2,584,438	$3,304,130	$2,317,799
10/31/24	$2,501,625	$3,274,166	$2,292,280
11/30/24	$2,670,700	$3,466,363	$2,438,665
12/31/24	$2,514,433	$3,383,732	$2,271,884
1/31/25	$2,630,216	$3,477,960	$2,377,027
2/28/25	$2,620,568	$3,432,579	$2,386,678
3/31/25	$2,508,644	$3,239,172	$2,320,400
4/30/25	$2,423,736	$3,217,208	$2,249,674
5/31/25	$2,529,871	$3,419,714	$2,328,683
6/30/25	$2,647,584	$3,593,616	$2,408,277

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	6.35%	15.86%	10.23%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,310
# of Portfolio Holdings	143
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$3,603
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	22.5%
Health Care	17.2%
Consumer Staples	12.6%
Financials	9.2%
Energy	8.2%
Industrials	8.0%
Consumer Discretionary	7.7%
Communication Services	7.4%
Materials	2.8%
Utilities	2.2%
Real Estate	1.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.8%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PKAPX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2025

PES2156TSRAR_063025

Class A: PMJAX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 2000® Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the materials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/15	$9,622	$10,000	$10,000	$10,000
7/31/15	$9,408	$10,210	$9,724	$9,884
8/31/15	$8,982	$9,594	$9,247	$9,263
9/30/15	$8,506	$9,356	$8,927	$8,808
10/31/15	$9,011	$10,145	$9,426	$9,305
11/30/15	$9,214	$10,176	$9,694	$9,607
12/31/15	$8,717	$10,015	$9,183	$9,125
1/31/16	$8,128	$9,518	$8,566	$8,322
2/29/16	$8,226	$9,505	$8,625	$8,322
3/31/16	$8,904	$10,150	$9,340	$8,986
4/30/16	$9,071	$10,189	$9,537	$9,127
5/31/16	$9,081	$10,372	$9,712	$9,333
6/30/16	$9,130	$10,399	$9,742	$9,327
7/31/16	$9,621	$10,783	$10,267	$9,884
8/31/16	$9,798	$10,798	$10,522	$10,059
9/30/16	$9,887	$10,800	$10,605	$10,171
10/31/16	$9,513	$10,603	$10,257	$9,687
11/30/16	$10,693	$10,996	$11,618	$10,767
12/31/16	$11,045	$11,213	$12,098	$11,069
1/31/17	$11,015	$11,426	$12,012	$11,113
2/28/17	$11,084	$11,879	$12,185	$11,327
3/31/17	$10,985	$11,893	$12,082	$11,342
4/30/17	$11,055	$12,015	$12,130	$11,466
5/31/17	$10,707	$12,184	$11,752	$11,233
6/30/17	$10,985	$12,260	$12,163	$11,622
7/31/17	$11,064	$12,512	$12,240	$11,708
8/31/17	$10,796	$12,551	$11,939	$11,559
9/30/17	$11,581	$12,810	$12,785	$12,280
10/31/17	$11,651	$13,109	$12,801	$12,385
11/30/17	$12,039	$13,511	$13,172	$12,742
12/31/17	$12,017	$13,661	$13,046	$12,690
1/31/18	$12,163	$14,443	$13,207	$13,022
2/28/18	$11,539	$13,911	$12,546	$12,518
3/31/18	$11,747	$13,557	$12,702	$12,680
4/30/18	$11,882	$13,609	$12,922	$12,789
5/31/18	$12,506	$13,937	$13,673	$13,566
6/30/18	$12,724	$14,023	$13,756	$13,663
7/31/18	$12,984	$14,544	$13,999	$13,901
8/31/18	$13,389	$15,018	$14,333	$14,500
9/30/18	$13,057	$15,104	$13,977	$14,152
10/31/18	$11,882	$14,072	$12,726	$12,615
11/30/18	$12,017	$14,358	$12,931	$12,815
12/31/18	$10,578	$13,062	$11,368	$11,293
1/31/19	$11,727	$14,109	$12,611	$12,563
2/28/19	$12,162	$14,562	$13,101	$13,216
3/31/19	$11,772	$14,845	$12,724	$12,940
4/30/19	$12,140	$15,446	$13,205	$13,379
5/31/19	$11,057	$14,464	$12,126	$12,339
6/30/19	$11,827	$15,483	$12,899	$13,211
7/31/19	$11,950	$15,706	$12,919	$13,287
8/31/19	$11,325	$15,457	$12,198	$12,631
9/30/19	$11,861	$15,746	$12,825	$12,894
10/31/19	$12,073	$16,087	$13,135	$13,233
11/30/19	$12,352	$16,671	$13,443	$13,778
12/31/19	$12,668	$17,175	$13,914	$14,175
1/31/20	$12,136	$17,168	$13,163	$13,721
2/29/20	$10,869	$15,755	$11,884	$12,566
3/31/20	$7,929	$13,809	$8,952	$9,836
4/30/20	$9,003	$15,579	$10,056	$11,187
5/31/20	$9,512	$16,321	$10,345	$11,915
6/30/20	$9,817	$16,645	$10,644	$12,336
7/31/20	$10,179	$17,584	$10,864	$12,677
8/31/20	$10,734	$18,848	$11,449	$13,391
9/30/20	$10,145	$18,132	$10,916	$12,944
10/31/20	$10,383	$17,650	$11,307	$13,215
11/30/20	$12,430	$19,582	$13,490	$15,651
12/31/20	$13,484	$20,334	$14,559	$17,005
1/31/21	$14,746	$20,129	$15,324	$17,860
2/28/21	$16,243	$20,684	$16,764	$18,974
3/31/21	$17,010	$21,590	$17,640	$19,164
4/30/21	$17,356	$22,742	$17,997	$19,567
5/31/21	$18,445	$22,901	$18,557	$19,607
6/30/21	$19,323	$23,436	$18,445	$19,987
7/31/21	$17,838	$23,993	$17,785	$19,265
8/31/21	$18,333	$24,722	$18,261	$19,696
9/30/21	$18,457	$23,572	$17,895	$19,115
10/31/21	$19,310	$25,224	$18,577	$19,929
11/30/21	$18,197	$25,049	$17,943	$19,098
12/31/21	$18,844	$26,172	$18,675	$19,525
1/31/22	$18,574	$24,817	$17,586	$17,645
2/28/22	$19,281	$24,074	$17,877	$17,833
3/31/22	$19,738	$24,968	$18,227	$18,055
4/30/22	$18,553	$22,791	$16,812	$16,266
5/31/22	$18,969	$22,833	$17,135	$16,290
6/30/22	$16,621	$20,948	$15,442	$14,951
7/31/22	$18,138	$22,879	$16,937	$16,512
8/31/22	$17,722	$21,946	$16,402	$16,174
9/30/22	$15,624	$19,925	$14,730	$14,624
10/31/22	$18,366	$21,538	$16,585	$16,234
11/30/22	$19,301	$22,742	$17,091	$16,613
12/31/22	$17,885	$21,432	$15,970	$15,535
1/31/23	$19,596	$22,778	$17,494	$17,049
2/28/23	$18,774	$22,223	$17,091	$16,761
3/31/23	$17,976	$23,038	$15,865	$15,960
4/30/23	$17,428	$23,398	$15,469	$15,673
5/31/23	$16,927	$23,500	$15,165	$15,528
6/30/23	$18,774	$25,053	$16,370	$16,791
7/31/23	$20,097	$25,857	$17,605	$17,817
8/31/23	$19,550	$25,446	$16,758	$16,926
9/30/23	$19,253	$24,232	$15,885	$15,930
10/31/23	$18,272	$23,723	$14,938	$14,843
11/30/23	$19,459	$25,889	$16,282	$16,187
12/31/23	$21,416	$27,066	$18,309	$18,164
1/31/24	$21,323	$27,520	$17,477	$17,458
2/29/24	$22,526	$28,990	$18,049	$18,445
3/31/24	$23,775	$29,923	$18,840	$19,105
4/30/24	$22,572	$28,700	$17,640	$17,761
5/31/24	$24,006	$30,124	$18,465	$18,652
6/30/24	$23,497	$31,204	$18,154	$18,479
7/31/24	$25,255	$31,584	$20,366	$20,357
8/31/24	$24,677	$32,350	$19,984	$20,053
9/30/24	$25,301	$33,041	$19,996	$20,193
10/31/24	$24,977	$32,742	$19,684	$19,901
11/30/24	$27,822	$34,664	$21,582	$22,084
12/31/24	$26,013	$33,837	$19,784	$20,260
1/31/25	$26,800	$34,780	$20,190	$20,791
2/28/25	$24,893	$34,326	$19,417	$19,679
3/31/25	$23,820	$32,392	$18,252	$18,340
4/30/25	$22,771	$32,172	$17,519	$17,916
5/31/25	$23,701	$34,197	$18,255	$18,873
6/30/25	$24,392	$35,936	$19,158	$19,899

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.81%	19.96%	9.75%
Class A (including sales charge)	(0.12%)	19.05%	9.33%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 2000® Index	7.68%	10.04%	7.12%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,981,345
# of Portfolio Holdings	320
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$5,808
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Financials	18.4%
Industrials	17.9%
Consumer Discretionary	16.6%
Information Technology	12.4%
Real Estate	10.4%
Health Care	5.7%
Consumer Staples	4.6%
Materials	4.3%
Communication Services	4.1%
Utilities	2.7%
Energy	1.9%
Short-Term Instruments	0.1%
Affiliated Investments	1.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMJAX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2025

PES8023TSRAR_063025

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 2000® Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the materials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$977,845	$1,020,951	$972,416	$988,380
8/31/15	$933,535	$959,353	$924,661	$926,270
9/30/15	$884,189	$935,615	$892,652	$880,827
10/31/15	$937,563	$1,014,539	$942,631	$930,453
11/30/15	$959,718	$1,017,556	$969,428	$960,721
12/31/15	$908,136	$1,001,507	$918,325	$912,483
1/31/16	$846,706	$951,808	$856,633	$832,248
2/29/16	$856,944	$950,524	$862,475	$832,215
3/31/16	$927,589	$1,015,006	$933,962	$898,634
4/30/16	$944,994	$1,018,940	$953,744	$912,734
5/31/16	$947,041	$1,037,239	$971,226	$933,289
6/30/16	$953,184	$1,039,926	$974,178	$932,701
7/31/16	$1,004,376	$1,078,267	$1,026,735	$988,392
8/31/16	$1,023,828	$1,079,781	$1,052,249	$1,005,867
9/30/16	$1,032,019	$1,079,985	$1,060,541	$1,017,072
10/31/16	$994,137	$1,060,285	$1,025,681	$968,721
11/30/16	$1,118,021	$1,099,552	$1,161,820	$1,076,743
12/31/16	$1,154,619	$1,121,286	$1,209,791	$1,106,913
1/31/17	$1,151,510	$1,142,553	$1,201,154	$1,111,274
2/28/17	$1,158,765	$1,187,919	$1,218,534	$1,132,722
3/31/17	$1,149,437	$1,189,305	$1,208,213	$1,134,206
4/30/17	$1,156,692	$1,201,519	$1,212,974	$1,146,648
5/31/17	$1,121,453	$1,218,428	$1,175,202	$1,123,325
6/30/17	$1,150,473	$1,226,033	$1,216,310	$1,162,158
7/31/17	$1,159,802	$1,251,243	$1,224,009	$1,170,793
8/31/17	$1,131,817	$1,255,074	$1,193,923	$1,155,901
9/30/17	$1,214,734	$1,280,963	$1,278,453	$1,228,041
10/31/17	$1,221,989	$1,310,855	$1,280,128	$1,238,504
11/30/17	$1,263,448	$1,351,059	$1,317,175	$1,274,197
12/31/17	$1,261,664	$1,366,081	$1,304,609	$1,269,049
1/31/18	$1,276,865	$1,444,294	$1,320,682	$1,302,210
2/28/18	$1,212,805	$1,391,062	$1,254,648	$1,251,788
3/31/18	$1,233,434	$1,355,710	$1,270,167	$1,267,974
4/30/18	$1,248,635	$1,360,912	$1,292,179	$1,278,942
5/31/18	$1,314,867	$1,393,686	$1,367,346	$1,356,573
6/30/18	$1,338,754	$1,402,264	$1,375,632	$1,366,300
7/31/18	$1,365,898	$1,454,447	$1,399,925	$1,390,115
8/31/18	$1,409,329	$1,501,841	$1,433,272	$1,450,043
9/30/18	$1,374,584	$1,510,389	$1,397,712	$1,415,169
10/31/18	$1,250,806	$1,407,154	$1,272,575	$1,261,453
11/30/18	$1,266,007	$1,435,829	$1,293,089	$1,281,498
12/31/18	$1,114,532	$1,306,187	$1,136,780	$1,129,269
1/31/19	$1,235,651	$1,410,859	$1,261,121	$1,256,311
2/28/19	$1,282,236	$1,456,159	$1,310,141	$1,321,627
3/31/19	$1,241,474	$1,484,455	$1,272,370	$1,293,965
4/30/19	$1,281,071	$1,544,560	$1,320,491	$1,337,921
5/31/19	$1,166,939	$1,446,406	$1,212,633	$1,233,871
6/30/19	$1,248,462	$1,548,343	$1,289,866	$1,321,081
7/31/19	$1,262,437	$1,570,597	$1,291,942	$1,328,691
8/31/19	$1,197,219	$1,545,718	$1,219,839	$1,263,093
9/30/19	$1,254,285	$1,574,639	$1,282,478	$1,289,378
10/31/19	$1,277,577	$1,608,745	$1,313,539	$1,323,340
11/30/19	$1,306,693	$1,667,141	$1,344,289	$1,377,809
12/31/19	$1,339,905	$1,717,458	$1,391,353	$1,417,531
1/31/20	$1,284,322	$1,716,785	$1,316,303	$1,372,071
2/29/20	$1,150,686	$1,575,461	$1,188,398	$1,256,570
3/31/20	$839,658	$1,380,871	$895,197	$983,568
4/30/20	$954,372	$1,557,890	$1,005,628	$1,118,661
5/31/20	$1,007,590	$1,632,089	$1,034,490	$1,191,452
6/30/20	$1,040,703	$1,664,547	$1,064,438	$1,233,570
7/31/20	$1,079,729	$1,758,403	$1,086,397	$1,267,715
8/31/20	$1,138,860	$1,884,798	$1,144,922	$1,339,138
9/30/20	$1,077,364	$1,813,182	$1,091,648	$1,294,411
10/31/20	$1,103,382	$1,764,962	$1,130,697	$1,321,516
11/30/20	$1,320,983	$1,958,162	$1,349,000	$1,565,098
12/31/20	$1,432,099	$2,033,450	$1,455,854	$1,700,479
1/31/21	$1,567,935	$2,012,921	$1,532,447	$1,786,047
2/28/21	$1,727,058	$2,068,427	$1,676,420	$1,897,371
3/31/21	$1,809,853	$2,159,015	$1,764,030	$1,916,421
4/30/21	$1,847,369	$2,274,239	$1,799,717	$1,956,666
5/31/21	$1,963,800	$2,290,123	$1,855,724	$1,960,696
6/30/21	$2,056,945	$2,343,585	$1,844,478	$1,998,675
7/31/21	$1,900,410	$2,399,257	$1,778,464	$1,926,503
8/31/21	$1,953,451	$2,472,208	$1,826,091	$1,969,599
9/30/21	$1,967,681	$2,357,226	$1,789,515	$1,911,535
10/31/21	$2,058,239	$2,522,377	$1,857,749	$1,992,852
11/30/21	$1,940,514	$2,504,900	$1,794,288	$1,909,809
12/31/21	$2,010,196	$2,617,160	$1,867,459	$1,952,475
1/31/22	$1,982,277	$2,481,730	$1,758,586	$1,764,510
2/28/22	$2,057,444	$2,407,423	$1,787,691	$1,783,337
3/31/22	$2,106,840	$2,496,810	$1,822,676	$1,805,540
4/30/22	$1,982,277	$2,279,083	$1,681,218	$1,626,593
5/31/22	$2,027,377	$2,283,265	$1,713,481	$1,629,049
6/30/22	$1,776,103	$2,094,795	$1,544,206	$1,495,076
7/31/22	$1,939,324	$2,287,945	$1,693,716	$1,651,162
8/31/22	$1,896,371	$2,194,638	$1,640,161	$1,617,379
9/30/22	$1,670,868	$1,992,515	$1,473,028	$1,462,369
10/31/22	$1,965,096	$2,153,832	$1,658,468	$1,623,362
11/30/22	$2,066,035	$2,274,196	$1,709,134	$1,661,283
12/31/22	$1,916,850	$2,143,170	$1,596,998	$1,553,466
1/31/23	$2,100,529	$2,277,834	$1,749,399	$1,704,882
2/28/23	$2,011,044	$2,222,257	$1,709,058	$1,676,087
3/31/23	$1,928,625	$2,303,845	$1,586,502	$1,596,004
4/30/23	$1,869,753	$2,339,805	$1,546,934	$1,567,307
5/31/23	$1,815,592	$2,349,975	$1,516,506	$1,552,826
6/30/23	$2,013,399	$2,505,250	$1,636,977	$1,679,070
7/31/23	$2,159,400	$2,585,731	$1,760,504	$1,781,745
8/31/23	$2,098,174	$2,544,562	$1,675,823	$1,692,605
9/30/23	$2,067,561	$2,423,243	$1,588,547	$1,592,961
10/31/23	$1,963,947	$2,372,291	$1,493,790	$1,484,321
11/30/23	$2,091,109	$2,588,941	$1,628,246	$1,618,667
12/31/23	$2,301,437	$2,706,559	$1,830,897	$1,816,436
1/31/24	$2,294,268	$2,752,040	$1,747,738	$1,745,795
2/29/24	$2,423,320	$2,898,987	$1,804,906	$1,844,502
3/31/24	$2,559,543	$2,992,260	$1,884,015	$1,910,535
4/30/24	$2,430,490	$2,870,043	$1,763,966	$1,776,071
5/31/24	$2,585,831	$3,012,353	$1,846,467	$1,865,177
6/30/24	$2,533,254	$3,120,443	$1,815,354	$1,847,924
7/31/24	$2,722,053	$3,158,426	$2,036,591	$2,035,673
8/31/24	$2,662,307	$3,235,039	$1,998,364	$2,005,260
9/30/24	$2,729,223	$3,304,130	$1,999,643	$2,019,277
10/31/24	$2,695,765	$3,274,166	$1,968,369	$1,990,119
11/30/24	$3,004,057	$3,466,363	$2,158,237	$2,208,415
12/31/24	$2,809,524	$3,383,732	$1,978,392	$2,026,022
1/31/25	$2,895,782	$3,477,960	$2,019,028	$2,079,144
2/28/25	$2,688,764	$3,432,579	$1,941,739	$1,967,931
3/31/25	$2,572,933	$3,239,172	$1,825,216	$1,833,974
4/30/25	$2,462,031	$3,217,208	$1,751,915	$1,791,609
5/31/25	$2,565,539	$3,419,714	$1,825,513	$1,887,281
6/30/25	$2,639,474	$3,593,616	$1,915,839	$1,989,854

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.19%	20.46%	10.19%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 2000® Index	7.68%	10.04%	7.12%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,981,345
# of Portfolio Holdings	320
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$5,808
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Financials	18.4%
Industrials	17.9%
Consumer Discretionary	16.6%
Information Technology	12.4%
Real Estate	10.4%
Health Care	5.7%
Consumer Staples	4.6%
Materials	4.3%
Communication Services	4.1%
Utilities	2.7%
Energy	1.9%
Short-Term Instruments	0.1%
Affiliated Investments	1.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2025

PES2158TSRAR_063025

I-2: PMJPX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$61	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 2000® Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the materials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$978,831	$1,020,951	$972,416	$988,380
8/31/15	$933,468	$959,353	$924,661	$926,270
9/30/15	$884,073	$935,615	$892,652	$880,827
10/31/15	$937,500	$1,014,539	$942,631	$930,453
11/30/15	$959,677	$1,017,556	$969,428	$960,721
12/31/15	$907,995	$1,001,507	$918,325	$912,483
1/31/16	$846,506	$951,808	$856,633	$832,248
2/29/16	$856,754	$950,524	$862,475	$832,215
3/31/16	$927,467	$1,015,006	$933,962	$898,634
4/30/16	$944,889	$1,018,940	$953,744	$912,734
5/31/16	$945,914	$1,037,239	$971,226	$933,289
6/30/16	$952,063	$1,039,926	$974,178	$932,701
7/31/16	$1,003,304	$1,078,267	$1,026,735	$988,392
8/31/16	$1,021,751	$1,079,781	$1,052,249	$1,005,867
9/30/16	$1,030,974	$1,079,985	$1,060,541	$1,017,072
10/31/16	$993,056	$1,060,285	$1,025,681	$968,721
11/30/16	$1,116,035	$1,099,552	$1,161,820	$1,076,743
12/31/16	$1,153,315	$1,121,286	$1,209,791	$1,106,913
1/31/17	$1,150,203	$1,142,553	$1,201,154	$1,111,274
2/28/17	$1,157,463	$1,187,919	$1,218,534	$1,132,722
3/31/17	$1,147,092	$1,189,305	$1,208,213	$1,134,206
4/30/17	$1,154,352	$1,201,519	$1,212,974	$1,146,648
5/31/17	$1,119,089	$1,218,428	$1,175,202	$1,123,325
6/30/17	$1,148,129	$1,226,033	$1,216,310	$1,162,158
7/31/17	$1,157,463	$1,251,243	$1,224,009	$1,170,793
8/31/17	$1,129,460	$1,255,074	$1,193,923	$1,155,901
9/30/17	$1,211,395	$1,280,963	$1,278,453	$1,228,041
10/31/17	$1,219,692	$1,310,855	$1,280,128	$1,238,504
11/30/17	$1,260,141	$1,351,059	$1,317,175	$1,274,197
12/31/17	$1,257,825	$1,366,081	$1,304,609	$1,269,049
1/31/18	$1,273,032	$1,444,294	$1,320,682	$1,302,210
2/28/18	$1,208,946	$1,391,062	$1,254,648	$1,251,788
3/31/18	$1,230,670	$1,355,710	$1,270,167	$1,267,974
4/30/18	$1,244,790	$1,360,912	$1,292,179	$1,278,942
5/31/18	$1,311,049	$1,393,686	$1,367,346	$1,356,573
6/30/18	$1,334,945	$1,402,264	$1,375,632	$1,366,300
7/31/18	$1,361,014	$1,454,447	$1,399,925	$1,390,115
8/31/18	$1,404,462	$1,501,841	$1,433,272	$1,450,043
9/30/18	$1,369,704	$1,510,389	$1,397,712	$1,415,169
10/31/18	$1,246,963	$1,407,154	$1,272,575	$1,261,453
11/30/18	$1,261,083	$1,435,829	$1,293,089	$1,281,498
12/31/18	$1,110,683	$1,306,187	$1,136,780	$1,129,269
1/31/19	$1,231,890	$1,410,859	$1,261,121	$1,256,311
2/28/19	$1,277,343	$1,456,159	$1,310,141	$1,321,627
3/31/19	$1,236,552	$1,484,455	$1,272,370	$1,293,965
4/30/19	$1,276,178	$1,544,560	$1,320,491	$1,337,921
5/31/19	$1,163,128	$1,446,406	$1,212,633	$1,233,871
6/30/19	$1,243,545	$1,548,343	$1,289,866	$1,321,081
7/31/19	$1,257,530	$1,570,597	$1,291,942	$1,328,691
8/31/19	$1,192,265	$1,545,718	$1,219,839	$1,263,093
9/30/19	$1,248,207	$1,574,639	$1,282,478	$1,289,378
10/31/19	$1,271,516	$1,608,745	$1,313,539	$1,323,340
11/30/19	$1,300,652	$1,667,141	$1,344,289	$1,377,809
12/31/19	$1,334,269	$1,717,458	$1,391,353	$1,417,531
1/31/20	$1,278,675	$1,716,785	$1,316,303	$1,372,071
2/29/20	$1,145,011	$1,575,461	$1,188,398	$1,256,570
3/31/20	$836,284	$1,380,871	$895,197	$983,568
4/30/20	$948,656	$1,557,890	$1,005,628	$1,118,661
5/31/20	$1,003,068	$1,632,089	$1,034,490	$1,191,452
6/30/20	$1,036,188	$1,664,547	$1,064,438	$1,233,570
7/31/20	$1,074,039	$1,758,403	$1,086,397	$1,267,715
8/31/20	$1,132,000	$1,884,798	$1,144,922	$1,339,138
9/30/20	$1,071,674	$1,813,182	$1,091,648	$1,294,411
10/31/20	$1,096,514	$1,764,962	$1,130,697	$1,321,516
11/30/20	$1,312,978	$1,958,162	$1,349,000	$1,565,098
12/31/20	$1,424,613	$2,033,450	$1,455,854	$1,700,479
1/31/21	$1,557,887	$2,012,921	$1,532,447	$1,786,047
2/28/21	$1,717,040	$2,068,427	$1,676,420	$1,897,371
3/31/21	$1,798,557	$2,159,015	$1,764,030	$1,916,421
4/30/21	$1,836,081	$2,274,239	$1,799,717	$1,956,666
5/31/21	$1,951,240	$2,290,123	$1,855,724	$1,960,696
6/30/21	$2,044,403	$2,343,585	$1,844,478	$1,998,675
7/31/21	$1,887,838	$2,399,257	$1,778,464	$1,926,503
8/31/21	$1,940,889	$2,472,208	$1,826,091	$1,969,599
9/30/21	$1,955,122	$2,357,226	$1,789,515	$1,911,535
10/31/21	$2,045,697	$2,522,377	$1,857,749	$1,992,852
11/30/21	$1,927,950	$2,504,900	$1,794,288	$1,909,809
12/31/21	$1,995,624	$2,617,160	$1,867,459	$1,952,475
1/31/22	$1,969,735	$2,481,730	$1,758,586	$1,764,510
2/28/22	$2,043,088	$2,407,423	$1,787,691	$1,783,337
3/31/22	$2,092,709	$2,496,810	$1,822,676	$1,805,540
4/30/22	$1,969,735	$2,279,083	$1,681,218	$1,626,593
5/31/22	$2,012,884	$2,283,265	$1,713,481	$1,629,049
6/30/22	$1,764,779	$2,094,795	$1,544,206	$1,495,076
7/31/22	$1,926,586	$2,287,945	$1,693,716	$1,651,162
8/31/22	$1,881,280	$2,194,638	$1,640,161	$1,617,379
9/30/22	$1,659,065	$1,992,515	$1,473,028	$1,462,369
10/31/22	$1,950,318	$2,153,832	$1,658,468	$1,623,362
11/30/22	$2,051,717	$2,274,196	$1,709,134	$1,661,283
12/31/22	$1,903,415	$2,143,170	$1,596,998	$1,553,466
1/31/23	$2,085,707	$2,277,834	$1,749,399	$1,704,882
2/28/23	$1,998,112	$2,222,257	$1,709,058	$1,676,087
3/31/23	$1,912,885	$2,303,845	$1,586,502	$1,596,004
4/30/23	$1,856,066	$2,339,805	$1,546,934	$1,567,307
5/31/23	$1,801,615	$2,349,975	$1,516,506	$1,552,826
6/30/23	$1,998,112	$2,505,250	$1,636,977	$1,679,070
7/31/23	$2,142,526	$2,585,731	$1,760,504	$1,781,745
8/31/23	$2,080,972	$2,544,562	$1,675,823	$1,692,605
9/30/23	$2,050,196	$2,423,243	$1,588,547	$1,592,961
10/31/23	$1,948,396	$2,372,291	$1,493,790	$1,484,321
11/30/23	$2,073,870	$2,588,941	$1,628,246	$1,618,667
12/31/23	$2,282,094	$2,706,559	$1,830,897	$1,816,436
1/31/24	$2,274,887	$2,752,040	$1,747,738	$1,745,795
2/29/24	$2,402,204	$2,898,987	$1,804,906	$1,844,502
3/31/24	$2,536,727	$2,992,260	$1,884,015	$1,910,535
4/30/24	$2,409,410	$2,870,043	$1,763,966	$1,776,071
5/31/24	$2,563,151	$3,012,353	$1,846,467	$1,865,177
6/30/24	$2,510,303	$3,120,443	$1,815,354	$1,847,924
7/31/24	$2,697,675	$3,158,426	$2,036,591	$2,035,673
8/31/24	$2,637,620	$3,235,039	$1,998,364	$2,005,260
9/30/24	$2,702,479	$3,304,130	$1,999,643	$2,019,277
10/31/24	$2,671,251	$3,274,166	$1,968,369	$1,990,119
11/30/24	$2,976,330	$3,466,363	$2,158,237	$2,208,415
12/31/24	$2,781,966	$3,383,732	$1,978,392	$2,026,022
1/31/25	$2,868,670	$3,477,960	$2,019,028	$2,079,144
2/28/25	$2,663,057	$3,432,579	$1,941,739	$1,967,931
3/31/25	$2,549,103	$3,239,172	$1,825,216	$1,833,974
4/30/25	$2,440,104	$3,217,208	$1,751,915	$1,791,609
5/31/25	$2,539,194	$3,419,714	$1,825,513	$1,887,281
6/30/25	$2,613,512	$3,593,616	$1,915,839	$1,989,854

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	4.11%	20.33%	10.08%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 2000® Index	7.68%	10.04%	7.12%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,981,345
# of Portfolio Holdings	320
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$5,808
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Financials	18.4%
Industrials	17.9%
Consumer Discretionary	16.6%
Information Technology	12.4%
Real Estate	10.4%
Health Care	5.7%
Consumer Staples	4.6%
Materials	4.3%
Communication Services	4.1%
Utilities	2.7%
Energy	1.9%
Short-Term Instruments	0.1%
Affiliated Investments	1.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMJPX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2025

PES2159TSRAR_063025

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

MFEM  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$51	0.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging Markets Index (the "Index").

  Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Security selection in the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the materials sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	MSCI Emerging Markets Index	RAFI Dynamic Multi-Factor Emerging Markets Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$9,812	$9,960	$9,826
10/31/17	$10,052	$10,309	$10,094
11/30/17	$10,052	$10,330	$10,077
12/31/17	$10,434	$10,701	$10,479
1/31/18	$11,163	$11,593	$11,211
2/28/18	$10,654	$11,058	$10,744
3/31/18	$10,534	$10,853	$10,524
4/30/18	$10,367	$10,805	$10,453
5/31/18	$10,003	$10,422	$10,063
6/30/18	$9,601	$9,989	$9,652
7/31/18	$9,993	$10,208	$10,038
8/31/18	$9,670	$9,932	$9,714
9/30/18	$9,795	$9,879	$9,848
10/31/18	$9,027	$9,019	$9,063
11/30/18	$9,271	$9,391	$9,295
12/31/18	$9,105	$9,142	$9,136
1/31/19	$9,798	$9,942	$9,802
2/28/19	$9,707	$9,965	$9,754
3/31/19	$9,716	$10,048	$9,757
4/30/19	$9,879	$10,260	$9,928
5/31/19	$9,502	$9,515	$9,558
6/30/19	$10,036	$10,109	$10,085
7/31/19	$9,790	$9,986	$9,901
8/31/19	$9,382	$9,499	$9,451
9/30/19	$9,598	$9,680	$9,668
10/31/19	$9,897	$10,088	$9,984
11/30/19	$9,814	$10,074	$9,899
12/31/19	$10,470	$10,826	$10,536
1/31/20	$9,836	$10,321	$9,968
2/29/20	$9,130	$9,777	$9,148
3/31/20	$7,393	$8,271	$7,481
4/30/20	$8,158	$9,029	$8,263
5/31/20	$8,438	$9,098	$8,470
6/30/20	$8,845	$9,767	$8,907
7/31/20	$9,587	$10,640	$9,702
8/31/20	$9,673	$10,875	$9,791
9/30/20	$9,579	$10,700	$9,659
10/31/20	$9,630	$10,921	$9,717
11/30/20	$10,654	$11,931	$10,780
12/31/20	$11,728	$12,808	$11,903
1/31/21	$12,017	$13,201	$12,238
2/28/21	$12,276	$13,302	$12,487
3/31/21	$12,440	$13,101	$12,616
4/30/21	$12,885	$13,427	$13,185
5/31/21	$13,230	$13,738	$13,646
6/30/21	$13,412	$13,762	$13,670
7/31/21	$12,956	$12,836	$13,207
8/31/21	$13,238	$13,172	$13,565
9/30/21	$12,839	$12,648	$13,241
10/31/21	$12,940	$12,773	$13,215
11/30/21	$12,332	$12,252	$12,639
12/31/21	$13,032	$12,482	$13,418
1/31/22	$12,842	$12,246	$13,107
2/28/22	$12,169	$11,880	$12,622
3/31/22	$11,838	$11,612	$12,315
4/30/22	$11,201	$10,966	$11,719
5/31/22	$11,325	$11,014	$11,795
6/30/22	$10,327	$10,282	$10,682
7/31/22	$10,436	$10,257	$10,787
8/31/22	$10,453	$10,300	$10,918
9/30/22	$9,468	$9,092	$9,886
10/31/22	$9,501	$8,810	$9,859
11/30/22	$10,734	$10,117	$11,087
12/31/22	$10,502	$9,974	$10,937
1/31/23	$11,145	$10,762	$11,553
2/28/23	$10,598	$10,064	$11,037
3/31/23	$10,863	$10,369	$11,297
4/30/23	$10,953	$10,252	$11,386
5/31/23	$10,669	$10,079	$11,118
6/30/23	$11,152	$10,462	$11,588
7/31/23	$11,916	$11,113	$12,418
8/31/23	$11,261	$10,429	$11,756
9/30/23	$11,102	$10,156	$11,608
10/31/23	$10,605	$9,761	$11,053
11/30/23	$11,475	$10,543	$12,016
12/31/23	$12,009	$10,955	$12,634
1/31/24	$11,652	$10,446	$12,279
2/29/24	$12,115	$10,943	$12,763
3/31/24	$12,240	$11,214	$12,907
4/30/24	$12,259	$11,264	$12,978
5/31/24	$12,675	$11,328	$13,322
6/30/24	$12,934	$11,775	$13,657
7/31/24	$12,915	$11,810	$13,583
8/31/24	$12,959	$12,001	$13,761
9/30/24	$13,558	$12,802	$14,475
10/31/24	$12,967	$12,233	$13,819
11/30/24	$12,790	$11,793	$13,492
12/31/24	$12,600	$11,777	$13,415
1/31/25	$12,607	$11,987	$13,422
2/28/25	$12,494	$12,045	$13,247
3/31/25	$12,660	$12,122	$13,365
4/30/25	$12,752	$12,281	$13,514
5/31/25	$13,346	$12,805	$14,209
6/30/25	$14,159	$13,575	$15,021

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	9.47%	9.87%	4.54%
MSCI Emerging Markets Index	15.29%	6.81%	3.98%
RAFI Dynamic Multi-Factor Emerging Markets Index	9.99%	11.02%	5.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$108,739
# of Portfolio Holdings	755
Portfolio Turnover Rate	40%
Total Net Management Fees Paid During the Reporting Period	$490
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
China	28.1%
Taiwan	18.2%
India	12.4%
South Korea	9.9%
Brazil	6.5%
South Africa	4.2%
Thailand	2.9%
Mexico	2.7%
Hong Kong	2.4%
Saudi Arabia	2.4%
Malaysia	2.1%
Other Countries	7.4%
Short-Term Instruments	0.5%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

Annual Shareholder Report |

June 30, 2025

MFEM  | Principal Listing Exchange: NYSE Arca

RAFI15672TSRAR_063025

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

MFDX  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$43	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the healthcare sector contributed to relative returns, as the sector underperformed the MSCI EAFE Index (the "Index") and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector contributed to relative returns, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	MSCI EAFE Index	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,276	$10,249	$10,294
10/31/17	$10,440	$10,404	$10,457
11/30/17	$10,544	$10,514	$10,587
12/31/17	$10,716	$10,682	$10,800
1/31/18	$11,220	$11,218	$11,292
2/28/18	$10,664	$10,712	$10,794
3/31/18	$10,600	$10,519	$10,602
4/30/18	$10,777	$10,759	$10,876
5/31/18	$10,596	$10,517	$10,681
6/30/18	$10,422	$10,389	$10,509
7/31/18	$10,647	$10,644	$10,708
8/31/18	$10,440	$10,439	$10,520
9/30/18	$10,558	$10,529	$10,630
10/31/18	$9,759	$9,691	$9,826
11/30/18	$9,772	$9,679	$9,808
12/31/18	$9,263	$9,209	$9,317
1/31/19	$9,876	$9,814	$9,938
2/28/19	$10,045	$10,065	$10,130
3/31/19	$10,128	$10,128	$10,198
4/30/19	$10,294	$10,413	$10,349
5/31/19	$9,858	$9,913	$9,929
6/30/19	$10,361	$10,501	$10,443
7/31/19	$10,172	$10,367	$10,339
8/31/19	$10,096	$10,099	$10,184
9/30/19	$10,360	$10,388	$10,443
10/31/19	$10,673	$10,762	$10,785
11/30/19	$10,791	$10,883	$10,893
12/31/19	$11,087	$11,237	$11,227
1/31/20	$10,852	$11,002	$11,040
2/29/20	$9,982	$10,007	$10,014
3/31/20	$8,468	$8,672	$8,588
4/30/20	$9,049	$9,232	$9,198
5/31/20	$9,555	$9,634	$9,630
6/30/20	$9,804	$9,962	$9,884
7/31/20	$10,067	$10,194	$10,187
8/31/20	$10,533	$10,718	$10,694
9/30/20	$10,356	$10,440	$10,483
10/31/20	$10,006	$10,023	$10,127
11/30/20	$11,289	$11,577	$11,505
12/31/20	$11,889	$12,115	$12,084
1/31/21	$11,758	$11,986	$12,015
2/28/21	$11,989	$12,255	$12,226
3/31/21	$12,327	$12,536	$12,565
4/30/21	$12,654	$12,914	$12,911
5/31/21	$13,146	$13,335	$13,387
6/30/21	$12,928	$13,185	$13,161
7/31/21	$12,998	$13,284	$13,198
8/31/21	$13,192	$13,518	$13,432
9/30/21	$12,880	$13,126	$13,182
10/31/21	$13,206	$13,449	$13,429
11/30/21	$12,562	$12,823	$12,749
12/31/21	$13,193	$13,479	$13,424
1/31/22	$13,028	$12,828	$13,137
2/28/22	$12,804	$12,601	$13,072
3/31/22	$12,750	$12,682	$13,105
4/30/22	$12,094	$11,862	$12,422
5/31/22	$12,436	$11,951	$12,672
6/30/22	$11,299	$10,842	$11,461
7/31/22	$11,713	$11,382	$11,859
8/31/22	$11,190	$10,841	$11,451
9/30/22	$10,113	$9,827	$10,330
10/31/22	$10,710	$10,356	$10,906
11/30/22	$11,939	$11,522	$11,951
12/31/22	$11,824	$11,531	$12,018
1/31/23	$12,663	$12,465	$12,825
2/28/23	$12,428	$12,205	$12,682
3/31/23	$12,681	$12,507	$12,868
4/30/23	$13,014	$12,861	$13,205
5/31/23	$12,402	$12,316	$12,539
6/30/23	$13,019	$12,877	$13,175
7/31/23	$13,441	$13,294	$13,652
8/31/23	$13,047	$12,784	$13,248
9/30/23	$12,667	$12,348	$12,878
10/31/23	$12,233	$11,847	$12,318
11/30/23	$13,207	$12,947	$13,396
12/31/23	$13,851	$13,634	$14,068
1/31/24	$13,760	$13,713	$14,114
2/29/24	$14,027	$13,964	$14,246
3/31/24	$14,541	$14,423	$14,797
4/30/24	$14,111	$14,054	$14,400
5/31/24	$14,814	$14,598	$14,961
6/30/24	$14,426	$14,362	$14,641
7/31/24	$15,007	$14,784	$15,244
8/31/24	$15,453	$15,265	$15,683
9/30/24	$15,666	$15,406	$15,915
10/31/24	$14,883	$14,568	$15,116
11/30/24	$15,000	$14,485	$15,167
12/31/24	$14,497	$14,156	$14,726
1/31/25	$15,096	$14,900	$15,349
2/28/25	$15,498	$15,189	$15,644
3/31/25	$15,689	$15,127	$15,825
4/30/25	$16,549	$15,820	$16,757
5/31/25	$17,265	$16,544	$17,485
6/30/25	$17,715	$16,908	$17,886

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	22.80%	12.56%	7.58%
MSCI EAFE Index	17.73%	11.16%	6.94%
RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	22.17%	12.59%	7.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$358,495
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	37%
Total Net Management Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Japan	22.7%
United Kingdom	14.9%
Canada	7.9%
Switzerland	7.3%
Germany	7.1%
France	7.0%
Australia	4.4%
Spain	4.3%
Italy	4.0%
Netherlands	3.9%
Sweden	2.3%
Other Countries	13.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

Annual Shareholder Report |

June 30, 2025

MFDX  | Principal Listing Exchange: NYSE Arca

RAFI15673TSRAR_063025

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

MFUS  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$31	0.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the S&P 500 Index (the "Index").

  Security selection in the communication services sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the consumer discretionary sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the real estate sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	S&P 500 Index	RAFI Dynamic Multi-Factor U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,332	$10,206	$10,337
10/31/17	$10,516	$10,444	$10,524
11/30/17	$10,940	$10,765	$10,955
12/31/17	$11,111	$10,884	$11,135
1/31/18	$11,721	$11,508	$11,748
2/28/18	$11,240	$11,084	$11,268
3/31/18	$11,030	$10,802	$11,056
4/30/18	$11,103	$10,843	$11,137
5/31/18	$11,334	$11,104	$11,370
6/30/18	$11,443	$11,173	$11,483
7/31/18	$11,746	$11,589	$11,793
8/31/18	$12,092	$11,966	$12,145
9/30/18	$12,153	$12,034	$12,210
10/31/18	$11,317	$11,212	$11,368
11/30/18	$11,472	$11,440	$11,526
12/31/18	$10,379	$10,407	$10,432
1/31/19	$11,174	$11,241	$11,234
2/28/19	$11,524	$11,602	$11,587
3/31/19	$11,660	$11,828	$11,733
4/30/19	$11,969	$12,307	$12,047
5/31/19	$11,312	$11,524	$11,389
6/30/19	$12,073	$12,337	$12,160
7/31/19	$12,222	$12,514	$12,315
8/31/19	$12,201	$12,316	$12,295
9/30/19	$12,450	$12,546	$12,551
10/31/19	$12,513	$12,818	$12,616
11/30/19	$12,845	$13,283	$12,959
12/31/19	$13,103	$13,684	$13,221
1/31/20	$12,910	$13,679	$13,030
2/29/20	$11,756	$12,553	$11,865
3/31/20	$9,929	$11,002	$10,009
4/30/20	$11,083	$12,413	$11,187
5/31/20	$11,650	$13,004	$11,758
6/30/20	$11,735	$13,263	$11,850
7/31/20	$12,314	$14,010	$12,440
8/31/20	$13,051	$15,017	$13,194
9/30/20	$12,698	$14,447	$12,837
10/31/20	$12,450	$14,063	$12,593
11/30/20	$13,982	$15,602	$14,149
12/31/20	$14,485	$16,202	$14,669
1/31/21	$14,434	$16,038	$14,619
2/28/21	$14,918	$16,481	$15,117
3/31/21	$15,579	$17,202	$15,791
4/30/21	$16,211	$18,120	$16,438
5/31/21	$16,598	$18,247	$16,838
6/30/21	$16,783	$18,673	$17,033
7/31/21	$16,791	$19,116	$17,046
8/31/21	$17,115	$19,698	$17,383
9/30/21	$16,597	$18,782	$16,856
10/31/21	$17,454	$20,097	$17,735
11/30/21	$17,138	$19,958	$17,415
12/31/21	$17,953	$20,853	$18,255
1/31/22	$17,435	$19,774	$17,728
2/28/22	$17,305	$19,182	$17,600
3/31/22	$17,931	$19,894	$18,246
4/30/22	$17,066	$18,159	$17,372
5/31/22	$17,350	$18,192	$17,667
6/30/22	$15,834	$16,691	$16,114
7/31/22	$16,816	$18,230	$17,125
8/31/22	$16,456	$17,486	$16,758
9/30/22	$15,003	$15,876	$15,274
10/31/22	$16,904	$17,161	$17,226
11/30/22	$17,796	$18,120	$18,139
12/31/22	$16,943	$17,076	$17,268
1/31/23	$17,668	$18,149	$18,006
2/28/23	$17,108	$17,706	$17,442
3/31/23	$17,032	$18,356	$17,365
4/30/23	$17,116	$18,643	$17,452
5/31/23	$16,429	$18,724	$16,752
6/30/23	$17,608	$19,961	$17,959
7/31/23	$18,164	$20,602	$18,528
8/31/23	$17,886	$20,274	$18,257
9/30/23	$17,221	$19,308	$17,578
10/31/23	$16,694	$18,902	$17,042
11/30/23	$17,989	$20,628	$18,371
12/31/23	$19,014	$21,565	$19,428
1/31/24	$19,418	$21,927	$19,846
2/29/24	$20,493	$23,098	$20,945
3/31/24	$21,386	$23,841	$21,859
4/30/24	$20,276	$22,868	$20,730
5/31/24	$21,113	$24,001	$21,588
6/30/24	$21,582	$24,863	$22,072
7/31/24	$22,231	$25,165	$22,737
8/31/24	$22,715	$25,776	$23,253
9/30/24	$23,089	$26,326	$23,639
10/31/24	$22,760	$26,087	$23,294
11/30/24	$24,061	$27,619	$24,623
12/31/24	$22,838	$26,960	$23,372
1/31/25	$23,828	$27,711	$24,400
2/28/25	$24,067	$27,350	$24,645
3/31/25	$23,114	$25,809	$23,670
4/30/25	$22,860	$25,634	$23,410
5/31/25	$23,849	$27,247	$24,424
6/30/25	$24,700	$28,633	$25,294

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	14.45%	16.05%	12.24%
S&P 500 Index	15.16%	16.64%	14.38%
RAFI Dynamic Multi-Factor U.S. Index	14.59%	16.37%	12.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$182,658
# of Portfolio Holdings	861
Portfolio Turnover Rate	40%
Total Net Management Fees Paid During the Reporting Period	$481
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Financials	16.9%
Health Care	14.6%
Consumer Staples	14.4%
Information Technology	14.1%
Industrials	11.4%
Consumer Discretionary	10.2%
Communication Services	8.0%
Energy	3.3%
Materials	2.5%
Real Estate	2.2%
Utilities	1.9%
Short-Term Instruments	0.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Annual Shareholder Report |

June 30, 2025

MFUS  | Principal Listing Exchange: NYSE Arca

RAFI15671TSRAR_063025

PIMCO RAFI ESG U.S. ETF

RAFE  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$30	0.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the financials sector contributed to relative returns, as the sector and Fund’s holdings outperformed the S&P 500 Index (the "Index").

  No exposure to the energy sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the communication services sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Security selection in the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Security selection in the consumer staples sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI ESG U.S. ETF (at NAV)	S&P 500 Index	RAFI ESG US Index
12/18/19	$10,000	$10,000	$10,000
12/31/19	$10,100	$10,129	$10,099
1/31/20	$9,796	$10,125	$9,799
2/29/20	$8,859	$9,292	$8,861
3/31/20	$7,510	$8,144	$7,508
4/30/20	$8,335	$9,188	$8,335
5/31/20	$8,650	$9,626	$8,657
6/30/20	$8,658	$9,817	$8,666
7/31/20	$8,931	$10,371	$8,943
8/31/20	$9,375	$11,116	$9,392
9/30/20	$9,180	$10,694	$9,197
10/31/20	$8,979	$10,409	$8,998
11/30/20	$10,216	$11,549	$10,247
12/31/20	$10,647	$11,993	$10,683
1/31/21	$10,655	$11,872	$10,694
2/28/21	$11,223	$12,199	$11,270
3/31/21	$12,010	$12,733	$12,069
4/30/21	$12,432	$13,413	$12,498
5/31/21	$12,791	$13,507	$12,863
6/30/21	$12,696	$13,822	$12,770
7/31/21	$12,833	$14,150	$12,912
8/31/21	$13,090	$14,581	$13,172
9/30/21	$12,596	$13,902	$12,678
10/31/21	$13,291	$14,876	$13,385
11/30/21	$13,083	$14,773	$13,174
12/31/21	$13,866	$15,435	$13,973
1/31/22	$13,481	$14,637	$13,586
2/28/22	$13,025	$14,198	$13,125
3/31/22	$13,180	$14,726	$13,289
4/30/22	$12,415	$13,441	$12,515
5/31/22	$12,600	$13,466	$12,708
6/30/22	$11,588	$12,355	$11,682
7/31/22	$12,229	$13,494	$12,334
8/31/22	$11,786	$12,943	$11,887
9/30/22	$10,725	$11,751	$10,813
10/31/22	$11,870	$12,703	$11,981
11/30/22	$12,626	$13,413	$12,751
12/31/22	$11,947	$12,640	$12,065
1/31/23	$12,545	$13,434	$12,666
2/28/23	$12,156	$13,106	$12,271
3/31/23	$12,362	$13,588	$12,488
4/30/23	$12,512	$13,800	$12,643
5/31/23	$12,310	$13,860	$12,439
6/30/23	$13,058	$14,775	$13,203
7/31/23	$13,468	$15,250	$13,620
8/31/23	$13,057	$15,007	$13,209
9/30/23	$12,557	$14,292	$12,703
10/31/23	$12,353	$13,991	$12,500
11/30/23	$13,468	$15,269	$13,619
12/31/23	$14,183	$15,963	$14,349
1/31/24	$14,323	$16,231	$14,494
2/29/24	$14,903	$17,098	$15,080
3/31/24	$15,496	$17,648	$15,687
4/30/24	$14,563	$16,927	$14,746
5/31/24	$15,132	$17,766	$15,331
6/30/24	$15,430	$18,404	$15,639
7/31/24	$15,778	$18,628	$15,991
8/31/24	$16,082	$19,080	$16,303
9/30/24	$16,381	$19,487	$16,609
10/31/24	$16,063	$19,310	$16,281
11/30/24	$16,868	$20,444	$17,100
12/31/24	$16,125	$19,956	$16,343
1/31/25	$16,676	$20,512	$16,908
2/28/25	$16,876	$20,245	$17,114
3/31/25	$16,152	$19,104	$16,378
4/30/25	$15,670	$18,974	$15,897
5/31/25	$16,246	$20,169	$16,487
6/30/25	$17,022	$21,194	$17,274

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 12/18/19
PIMCO RAFI ESG U.S. ETF (at NAV)	10.32%	14.48%	10.09%
S&P 500 Index	15.16%	16.64%	14.54%
RAFI ESG US Index	10.46%	14.79%	10.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$91,550
# of Portfolio Holdings	267
Portfolio Turnover Rate	22%
Total Net Management Fees Paid During the Reporting Period	$205
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	30.6%
Health Care	21.1%
Financials	15.0%
Communication Services	7.8%
Consumer Staples	7.6%
Consumer Discretionary	6.3%
Industrials	4.4%
Materials	4.2%
Real Estate	2.2%
Utilities	0.4%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO RAFI ESG U.S. ETF

Annual Shareholder Report |

June 30, 2025

RAFE  | Principal Listing Exchange: NYSE Arca

RAFI15670TSRAR_063025

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2030 Index
6/30/15	$9,452	$10,000	$10,000
7/31/15	$9,471	$10,210	$10,113
8/31/15	$9,017	$9,594	$9,636
9/30/15	$8,828	$9,356	$9,432
10/31/15	$9,225	$10,145	$9,926
11/30/15	$9,131	$10,176	$9,928
12/31/15	$8,985	$10,015	$9,751
1/31/16	$8,745	$9,518	$9,407
2/29/16	$8,716	$9,505	$9,380
3/31/16	$9,299	$10,150	$9,899
4/30/16	$9,395	$10,189	$9,977
5/31/16	$9,414	$10,372	$10,056
6/30/16	$9,560	$10,399	$10,098
7/31/16	$9,870	$10,783	$10,386
8/31/16	$9,899	$10,798	$10,408
9/30/16	$9,939	$10,800	$10,440
10/31/16	$9,774	$10,603	$10,262
11/30/16	$9,755	$10,996	$10,389
12/31/16	$9,901	$11,213	$10,564
1/31/17	$10,088	$11,426	$10,737
2/28/17	$10,326	$11,879	$10,960
3/31/17	$10,365	$11,893	$11,034
4/30/17	$10,484	$12,015	$11,161
5/31/17	$10,623	$12,184	$11,306
6/30/17	$10,673	$12,260	$11,366
7/31/17	$10,880	$12,512	$11,562
8/31/17	$10,950	$12,551	$11,579
9/30/17	$11,077	$12,810	$11,775
10/31/17	$11,226	$13,109	$11,946
11/30/17	$11,385	$13,511	$12,152
12/31/17	$11,544	$13,661	$12,275
1/31/18	$11,897	$14,443	$12,665
2/28/18	$11,484	$13,911	$12,270
3/31/18	$11,423	$13,557	$12,158
4/30/18	$11,423	$13,609	$12,213
5/31/18	$11,484	$13,937	$12,347
6/30/18	$11,458	$14,023	$12,329
7/31/18	$11,669	$14,544	$12,574
8/31/18	$11,750	$15,018	$12,725
9/30/18	$11,727	$15,104	$12,717
10/31/18	$11,120	$14,072	$12,005
11/30/18	$11,262	$14,358	$12,168
12/31/18	$10,770	$13,062	$11,539
1/31/19	$11,410	$14,109	$12,236
2/28/19	$11,578	$14,562	$12,489
3/31/19	$11,796	$14,845	$12,623
4/30/19	$12,028	$15,446	$12,927
5/31/19	$11,680	$14,464	$12,425
6/30/19	$12,177	$15,483	$13,014
7/31/19	$12,219	$15,706	$13,067
8/31/19	$12,219	$15,457	$12,939
9/30/19	$12,348	$15,746	$13,127
10/31/19	$12,540	$16,087	$13,358
11/30/19	$12,732	$16,671	$13,588
12/31/19	$13,004	$17,175	$13,890
1/31/20	$13,047	$17,168	$13,828
2/29/20	$12,526	$15,755	$13,092
3/31/20	$11,159	$13,809	$11,754
4/30/20	$12,016	$15,579	$12,704
5/31/20	$12,429	$16,321	$13,134
6/30/20	$12,713	$16,645	$13,393
7/31/20	$13,234	$17,584	$13,879
8/31/20	$13,690	$18,848	$14,359
9/30/20	$13,409	$18,132	$14,065
10/31/20	$13,235	$17,650	$13,879
11/30/20	$14,311	$19,582	$15,058
12/31/20	$14,787	$20,334	$15,544
1/31/21	$14,754	$20,129	$15,503
2/28/21	$14,899	$20,684	$15,762
3/31/21	$15,055	$21,590	$16,047
4/30/21	$15,563	$22,742	$16,538
5/31/21	$15,755	$22,901	$16,712
6/30/21	$15,959	$23,436	$16,836
7/31/21	$16,130	$23,993	$16,962
8/31/21	$16,369	$24,722	$17,227
9/30/21	$15,843	$23,572	$16,759
10/31/21	$16,368	$25,224	$17,289
11/30/21	$16,174	$25,049	$17,016
12/31/21	$16,618	$26,172	$17,504
1/31/22	$15,985	$24,817	$16,794
2/28/22	$15,622	$24,074	$16,548
3/31/22	$15,679	$24,968	$16,641
4/30/22	$14,659	$22,791	$15,650
5/31/22	$14,624	$22,833	$15,714
6/30/22	$13,658	$20,948	$14,775
7/31/22	$14,410	$22,879	$15,579
8/31/22	$13,893	$21,946	$15,105
9/30/22	$12,724	$19,925	$14,039
10/31/22	$13,149	$21,538	$14,611
11/30/22	$14,092	$22,742	$15,432
12/31/22	$13,659	$21,432	$15,059
1/31/23	$14,506	$22,778	$15,871
2/28/23	$14,046	$22,223	$15,529
3/31/23	$14,389	$23,038	$15,839
4/30/23	$14,522	$23,398	$16,003
5/31/23	$14,291	$23,500	$15,808
6/30/23	$14,792	$25,053	$16,345
7/31/23	$15,108	$25,857	$16,700
8/31/23	$14,731	$25,446	$16,405
9/30/23	$14,157	$24,232	$15,858
10/31/23	$13,766	$23,723	$15,479
11/30/23	$14,744	$25,889	$16,543
12/31/23	$15,464	$27,066	$17,288
1/31/24	$15,402	$27,520	$17,301
2/29/24	$15,663	$28,990	$17,640
3/31/24	$16,004	$29,923	$18,024
4/30/24	$15,455	$28,700	$17,520
5/31/24	$15,979	$30,124	$18,058
6/30/24	$16,170	$31,204	$18,282
7/31/24	$16,560	$31,584	$18,691
8/31/24	$16,887	$32,350	$19,039
9/30/24	$17,242	$33,041	$19,374
10/31/24	$16,773	$32,742	$18,943
11/30/24	$17,154	$34,664	$19,419
12/31/24	$16,660	$33,837	$18,999
1/31/25	$17,008	$34,780	$19,389
2/28/25	$17,252	$34,326	$19,474
3/31/25	$16,917	$32,392	$19,094
4/30/25	$16,879	$32,172	$19,208
5/31/25	$17,266	$34,197	$19,777
6/30/25	$17,823	$35,936	$20,360

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.22%	6.99%	6.55%
Class A (including sales charge)	4.15%	5.79%	5.95%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2030 Index	11.37%	8.74%	7.37%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$580,331
# of Portfolio Holdings	25
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$60
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	48.9%
Short-Term Instruments	0.2%
Affiliated Investments	50.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	30.6%
Vanguard Developed Markets Index Fund 'Institutional'	12.5%
PIMCO Total Return Fund	11.0%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Income Fund	7.6%
PIMCO Real Return Fund	4.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report |

June 30, 2025

PES8015TSRAR_063025

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2030 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,003,000	$1,020,951	$1,011,297
8/31/15	$955,000	$959,353	$963,567
9/30/15	$935,837	$935,615	$943,169
10/31/15	$977,919	$1,014,539	$992,578
11/30/15	$968,902	$1,017,556	$992,816
12/31/15	$953,457	$1,001,507	$975,051
1/31/16	$927,936	$951,808	$940,701
2/29/16	$925,895	$950,524	$937,962
3/31/16	$987,718	$1,015,006	$989,864
4/30/16	$998,965	$1,018,940	$997,672
5/31/16	$1,001,010	$1,037,239	$1,005,591
6/30/16	$1,016,745	$1,039,926	$1,009,842
7/31/16	$1,050,739	$1,078,267	$1,038,561
8/31/16	$1,053,830	$1,079,781	$1,040,764
9/30/16	$1,057,466	$1,079,985	$1,044,042
10/31/16	$1,041,991	$1,060,285	$1,026,240
11/30/16	$1,039,928	$1,099,552	$1,038,864
12/31/16	$1,056,298	$1,121,286	$1,056,430
1/31/17	$1,076,308	$1,142,553	$1,073,672
2/28/17	$1,101,583	$1,187,919	$1,095,956
3/31/17	$1,105,796	$1,189,305	$1,103,434
4/30/17	$1,118,434	$1,201,519	$1,116,125
5/31/17	$1,134,231	$1,218,428	$1,130,571
6/30/17	$1,140,814	$1,226,033	$1,136,599
7/31/17	$1,161,920	$1,251,243	$1,156,214
8/31/17	$1,170,363	$1,255,074	$1,157,948
9/30/17	$1,183,978	$1,280,963	$1,177,548
10/31/17	$1,200,938	$1,310,855	$1,194,609
11/30/17	$1,218,957	$1,351,059	$1,215,231
12/31/17	$1,236,411	$1,366,081	$1,227,453
1/31/18	$1,274,074	$1,444,294	$1,266,493
2/28/18	$1,231,031	$1,391,062	$1,227,028
3/31/18	$1,224,574	$1,355,710	$1,215,833
4/30/18	$1,225,651	$1,360,912	$1,221,350
5/31/18	$1,232,107	$1,393,686	$1,234,726
6/30/18	$1,229,866	$1,402,264	$1,232,851
7/31/18	$1,253,621	$1,454,447	$1,257,384
8/31/18	$1,262,259	$1,501,841	$1,272,458
9/30/18	$1,259,694	$1,510,389	$1,271,666
10/31/18	$1,195,733	$1,407,154	$1,200,486
11/30/18	$1,211,994	$1,435,829	$1,216,789
12/31/18	$1,158,901	$1,306,187	$1,153,903
1/31/19	$1,227,535	$1,410,859	$1,223,591
2/28/19	$1,246,663	$1,456,159	$1,248,881
3/31/19	$1,270,303	$1,484,455	$1,262,262
4/30/19	$1,296,320	$1,544,560	$1,292,743
5/31/19	$1,258,992	$1,446,406	$1,242,455
6/30/19	$1,313,930	$1,548,343	$1,301,399
7/31/19	$1,318,485	$1,570,597	$1,306,735
8/31/19	$1,319,623	$1,545,718	$1,293,863
9/30/19	$1,333,535	$1,574,639	$1,312,748
10/31/19	$1,355,302	$1,608,745	$1,335,776
11/30/19	$1,375,924	$1,667,141	$1,358,832
12/31/19	$1,405,906	$1,717,458	$1,389,021
1/31/20	$1,411,754	$1,716,785	$1,382,776
2/29/20	$1,356,781	$1,575,461	$1,309,237
3/31/20	$1,208,941	$1,380,871	$1,175,388
4/30/20	$1,302,567	$1,557,890	$1,270,434
5/31/20	$1,347,039	$1,632,089	$1,313,401
6/30/20	$1,378,232	$1,664,547	$1,339,264
7/31/20	$1,435,658	$1,758,403	$1,387,885
8/31/20	$1,484,881	$1,884,798	$1,435,886
9/30/20	$1,455,736	$1,813,182	$1,406,466
10/31/20	$1,436,953	$1,764,962	$1,387,939
11/30/20	$1,554,351	$1,958,162	$1,505,805
12/31/20	$1,606,736	$2,033,450	$1,554,436
1/31/21	$1,604,320	$2,012,921	$1,550,286
2/28/21	$1,620,025	$2,068,427	$1,576,227
3/31/21	$1,638,581	$2,159,015	$1,604,738
4/30/21	$1,693,608	$2,274,239	$1,653,802
5/31/21	$1,715,618	$2,290,123	$1,671,174
6/30/21	$1,738,497	$2,343,585	$1,683,629
7/31/21	$1,758,239	$2,399,257	$1,696,159
8/31/21	$1,785,384	$2,472,208	$1,722,707
9/30/21	$1,728,578	$2,357,226	$1,675,939
10/31/21	$1,785,537	$2,522,377	$1,728,905
11/30/21	$1,765,725	$2,504,900	$1,701,571
12/31/21	$1,814,946	$2,617,160	$1,750,381
1/31/22	$1,746,265	$2,481,730	$1,679,363
2/28/22	$1,706,838	$2,407,423	$1,654,807
3/31/22	$1,714,753	$2,496,810	$1,664,088
4/30/22	$1,602,561	$2,279,083	$1,564,989
5/31/22	$1,600,011	$2,283,265	$1,571,366
6/30/22	$1,495,592	$2,094,795	$1,477,474
7/31/22	$1,577,472	$2,287,945	$1,557,924
8/31/22	$1,521,180	$2,194,638	$1,510,459
9/30/22	$1,395,007	$1,992,515	$1,403,898
10/31/22	$1,441,251	$2,153,832	$1,461,060
11/30/22	$1,545,298	$2,274,196	$1,543,201
12/31/22	$1,497,660	$2,143,170	$1,505,945
1/31/23	$1,591,346	$2,277,834	$1,587,114
2/28/23	$1,541,204	$2,222,257	$1,552,852
3/31/23	$1,579,986	$2,303,845	$1,583,939
4/30/23	$1,594,578	$2,339,805	$1,600,341
5/31/23	$1,570,699	$2,349,975	$1,580,784
6/30/23	$1,625,804	$2,505,250	$1,634,544
7/31/23	$1,661,726	$2,585,731	$1,669,950
8/31/23	$1,620,482	$2,544,562	$1,640,503
9/30/23	$1,557,777	$2,423,243	$1,585,817
10/31/23	$1,514,988	$2,372,291	$1,547,947
11/30/23	$1,624,634	$2,588,941	$1,654,322
12/31/23	$1,702,909	$2,706,559	$1,728,783
1/31/24	$1,697,477	$2,752,040	$1,730,122
2/29/24	$1,727,353	$2,898,987	$1,764,015
3/31/24	$1,765,037	$2,992,260	$1,802,449
4/30/24	$1,704,881	$2,870,043	$1,752,009
5/31/24	$1,763,670	$3,012,353	$1,805,833
6/30/24	$1,786,500	$3,120,443	$1,828,183
7/31/24	$1,829,298	$3,158,426	$1,869,099
8/31/24	$1,866,575	$3,235,039	$1,903,892
9/30/24	$1,907,287	$3,304,130	$1,937,398
10/31/24	$1,854,384	$3,274,166	$1,894,287
11/30/24	$1,898,934	$3,466,363	$1,941,860
12/31/24	$1,844,453	$3,383,732	$1,899,894
1/31/25	$1,884,028	$3,477,960	$1,938,918
2/28/25	$1,910,882	$3,432,579	$1,947,409
3/31/25	$1,874,471	$3,239,172	$1,909,450
4/30/25	$1,871,633	$3,217,208	$1,920,836
5/31/25	$1,914,203	$3,419,714	$1,977,654
6/30/25	$1,976,247	$3,593,616	$2,035,970

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	10.62%	7.47%	7.05%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2030 Index	11.37%	8.74%	7.37%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$580,331
# of Portfolio Holdings	25
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$60
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	48.9%
Short-Term Instruments	0.2%
Affiliated Investments	50.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	30.6%
Vanguard Developed Markets Index Fund 'Institutional'	12.5%
PIMCO Total Return Fund	11.0%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Income Fund	7.6%
PIMCO Real Return Fund	4.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report |

June 30, 2025

PES2122TSRAR_063025

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2035 Index
6/30/15	$9,453	$10,000	$10,000
7/31/15	$9,463	$10,210	$10,117
8/31/15	$8,944	$9,594	$9,602
9/30/15	$8,735	$9,356	$9,380
10/31/15	$9,178	$10,145	$9,911
11/30/15	$9,084	$10,176	$9,916
12/31/15	$8,929	$10,015	$9,726
1/31/16	$8,624	$9,518	$9,346
2/29/16	$8,595	$9,505	$9,310
3/31/16	$9,228	$10,150	$9,862
4/30/16	$9,314	$10,189	$9,944
5/31/16	$9,343	$10,372	$10,030
6/30/16	$9,473	$10,399	$10,061
7/31/16	$9,780	$10,783	$10,370
8/31/16	$9,799	$10,798	$10,396
9/30/16	$9,837	$10,800	$10,429
10/31/16	$9,674	$10,603	$10,241
11/30/16	$9,693	$10,996	$10,397
12/31/16	$9,863	$11,213	$10,587
1/31/17	$10,048	$11,426	$10,774
2/28/17	$10,302	$11,879	$11,013
3/31/17	$10,351	$11,893	$11,096
4/30/17	$10,467	$12,015	$11,229
5/31/17	$10,614	$12,184	$11,384
6/30/17	$10,673	$12,260	$11,454
7/31/17	$10,887	$12,512	$11,672
8/31/17	$10,956	$12,551	$11,683
9/30/17	$11,096	$12,810	$11,909
10/31/17	$11,263	$13,109	$12,102
11/30/17	$11,439	$13,511	$12,335
12/31/17	$11,596	$13,661	$12,469
1/31/18	$11,993	$14,443	$12,929
2/28/18	$11,566	$13,911	$12,488
3/31/18	$11,477	$13,557	$12,352
4/30/18	$11,496	$13,609	$12,422
5/31/18	$11,566	$13,937	$12,563
6/30/18	$11,533	$14,023	$12,539
7/31/18	$11,771	$14,544	$12,820
8/31/18	$11,860	$15,018	$12,983
9/30/18	$11,841	$15,104	$12,980
10/31/18	$11,173	$14,072	$12,169
11/30/18	$11,342	$14,358	$12,349
12/31/18	$10,753	$13,062	$11,611
1/31/19	$11,453	$14,109	$12,388
2/28/19	$11,651	$14,562	$12,677
3/31/19	$11,851	$14,845	$12,804
4/30/19	$12,124	$15,446	$13,151
5/31/19	$11,683	$14,464	$12,551
6/30/19	$12,242	$15,483	$13,212
7/31/19	$12,274	$15,706	$13,267
8/31/19	$12,211	$15,457	$13,081
9/30/19	$12,366	$15,746	$13,307
10/31/19	$12,589	$16,087	$13,571
11/30/19	$12,811	$16,671	$13,835
12/31/19	$13,127	$17,175	$14,186
1/31/20	$13,105	$17,168	$14,081
2/29/20	$12,468	$15,755	$13,203
3/31/20	$10,946	$13,809	$11,676
4/30/20	$11,853	$15,579	$12,723
5/31/20	$12,296	$16,321	$13,201
6/30/20	$12,603	$16,645	$13,491
7/31/20	$13,132	$17,584	$14,030
8/31/20	$13,651	$18,848	$14,611
9/30/20	$13,348	$18,132	$14,261
10/31/20	$13,142	$17,650	$14,051
11/30/20	$14,331	$19,582	$15,425
12/31/20	$14,854	$20,334	$16,001
1/31/21	$14,810	$20,129	$15,962
2/28/21	$15,029	$20,684	$16,308
3/31/21	$15,276	$21,590	$16,677
4/30/21	$15,830	$22,742	$17,252
5/31/21	$16,052	$22,901	$17,454
6/30/21	$16,254	$23,436	$17,586
7/31/21	$16,410	$23,993	$17,708
8/31/21	$16,701	$24,722	$18,037
9/30/21	$16,118	$23,572	$17,479
10/31/21	$16,734	$25,224	$18,129
11/30/21	$16,476	$25,049	$17,784
12/31/21	$17,013	$26,172	$18,389
1/31/22	$16,335	$24,817	$17,569
2/28/22	$15,933	$24,074	$17,285
3/31/22	$16,071	$24,968	$17,465
4/30/22	$14,967	$22,791	$16,325
5/31/22	$14,967	$22,833	$16,395
6/30/22	$13,903	$20,948	$15,273
7/31/22	$14,755	$22,879	$16,213
8/31/22	$14,202	$21,946	$15,669
9/30/22	$12,942	$19,925	$14,434
10/31/22	$13,495	$21,538	$15,137
11/30/22	$14,534	$22,742	$16,091
12/31/22	$14,049	$21,432	$15,633
1/31/23	$14,971	$22,778	$16,583
2/28/23	$14,498	$22,223	$16,191
3/31/23	$14,869	$23,038	$16,522
4/30/23	$15,023	$23,398	$16,712
5/31/23	$14,798	$23,500	$16,486
6/30/23	$15,404	$25,053	$17,163
7/31/23	$15,795	$25,857	$17,604
8/31/23	$15,380	$25,446	$17,250
9/30/23	$14,761	$24,232	$16,625
10/31/23	$14,345	$23,723	$16,188
11/30/23	$15,439	$25,889	$17,405
12/31/23	$16,196	$27,066	$18,233
1/31/24	$16,148	$27,520	$18,257
2/29/24	$16,534	$28,990	$18,726
3/31/24	$16,939	$29,923	$19,187
4/30/24	$16,346	$28,700	$18,611
5/31/24	$16,952	$30,124	$19,244
6/30/24	$17,176	$31,204	$19,489
7/31/24	$17,579	$31,584	$19,936
8/31/24	$17,945	$32,350	$20,329
9/30/24	$18,341	$33,041	$20,708
10/31/24	$17,849	$32,742	$20,231
11/30/24	$18,341	$34,664	$20,789
12/31/24	$17,810	$33,837	$20,309
1/31/25	$18,224	$34,780	$20,782
2/28/25	$18,411	$34,326	$20,819
3/31/25	$17,988	$32,392	$20,339
4/30/25	$17,975	$32,172	$20,480
5/31/25	$18,527	$34,197	$21,215
6/30/25	$19,181	$35,936	$21,906

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	11.67%	8.76%	7.33%
Class A (including sales charge)	5.52%	7.54%	6.73%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2035 Index	12.40%	10.18%	8.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$638,497
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$128
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	60.3%
Short-Term Instruments	0.2%
Affiliated Investments	40.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	36.2%
Vanguard Developed Markets Index Fund 'Institutional'	15.6%
PIMCO Total Return Fund	8.6%
PIMCO Long-Term Real Return Fund	6.8%
PIMCO Long-Term U.S. Government Fund	5.9%
PIMCO Income Fund	5.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.7%
PIMCO Real Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	2.7%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report |

June 30, 2025

PES8016TSRAR_063025

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$4	0.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2035 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,001,992	$1,020,951	$1,011,688
8/31/15	$947,211	$959,353	$960,231
9/30/15	$925,970	$935,615	$937,957
10/31/15	$972,868	$1,014,539	$991,102
11/30/15	$963,887	$1,017,556	$991,632
12/31/15	$946,579	$1,001,507	$972,646
1/31/16	$915,128	$951,808	$934,649
2/29/16	$912,084	$950,524	$930,996
3/31/16	$979,398	$1,015,006	$986,214
4/30/16	$989,558	$1,018,940	$994,422
5/31/16	$992,606	$1,037,239	$1,002,997
6/30/16	$1,006,430	$1,039,926	$1,006,090
7/31/16	$1,041,241	$1,078,267	$1,036,989
8/31/16	$1,043,288	$1,079,781	$1,039,552
9/30/16	$1,048,042	$1,079,985	$1,042,945
10/31/16	$1,030,609	$1,060,285	$1,024,086
11/30/16	$1,032,660	$1,099,552	$1,039,732
12/31/16	$1,051,146	$1,121,286	$1,058,745
1/31/17	$1,072,002	$1,142,553	$1,077,380
2/28/17	$1,099,115	$1,187,919	$1,101,311
3/31/17	$1,104,329	$1,189,305	$1,109,631
4/30/17	$1,116,843	$1,201,519	$1,122,942
5/31/17	$1,133,528	$1,218,428	$1,138,399
6/30/17	$1,140,141	$1,226,033	$1,145,391
7/31/17	$1,164,177	$1,251,243	$1,167,248
8/31/17	$1,171,492	$1,255,074	$1,168,336
9/30/17	$1,186,643	$1,280,963	$1,190,905
10/31/17	$1,204,480	$1,310,855	$1,210,244
11/30/17	$1,224,415	$1,351,059	$1,233,520
12/31/17	$1,241,702	$1,366,081	$1,246,941
1/31/18	$1,285,402	$1,444,294	$1,292,889
2/28/18	$1,239,571	$1,391,062	$1,248,789
3/31/18	$1,231,044	$1,355,710	$1,235,159
4/30/18	$1,233,176	$1,360,912	$1,242,179
5/31/18	$1,240,636	$1,393,686	$1,256,329
6/30/18	$1,237,691	$1,402,264	$1,253,913
7/31/18	$1,264,412	$1,454,447	$1,281,952
8/31/18	$1,274,031	$1,501,841	$1,298,301
9/30/18	$1,272,990	$1,510,389	$1,298,024
10/31/18	$1,202,149	$1,407,154	$1,216,910
11/30/18	$1,220,396	$1,435,829	$1,234,904
12/31/18	$1,157,716	$1,306,187	$1,161,144
1/31/19	$1,233,170	$1,410,859	$1,238,836
2/28/19	$1,255,694	$1,456,159	$1,267,650
3/31/19	$1,277,420	$1,484,455	$1,280,394
4/30/19	$1,306,890	$1,544,560	$1,315,121
5/31/19	$1,260,418	$1,446,406	$1,255,119
6/30/19	$1,320,265	$1,548,343	$1,321,151
7/31/19	$1,324,825	$1,570,597	$1,326,709
8/31/19	$1,317,985	$1,545,718	$1,308,092
9/30/19	$1,335,999	$1,574,639	$1,330,712
10/31/19	$1,361,228	$1,608,745	$1,357,091
11/30/19	$1,385,310	$1,667,141	$1,383,463
12/31/19	$1,420,207	$1,717,458	$1,418,640
1/31/20	$1,417,867	$1,716,785	$1,408,122
2/29/20	$1,350,015	$1,575,461	$1,320,295
3/31/20	$1,184,789	$1,380,871	$1,167,612
4/30/20	$1,284,302	$1,557,890	$1,272,322
5/31/20	$1,332,302	$1,632,089	$1,320,056
6/30/20	$1,366,089	$1,664,547	$1,349,149
7/31/20	$1,423,546	$1,758,403	$1,403,047
8/31/20	$1,481,004	$1,884,798	$1,461,057
9/30/20	$1,449,403	$1,813,182	$1,426,101
10/31/20	$1,427,087	$1,764,962	$1,405,083
11/30/20	$1,556,288	$1,958,162	$1,542,460
12/31/20	$1,615,224	$2,033,450	$1,600,075
1/31/21	$1,610,442	$2,012,921	$1,596,154
2/28/21	$1,635,549	$2,068,427	$1,630,793
3/31/21	$1,662,925	$2,159,015	$1,667,677
4/30/21	$1,724,515	$2,274,239	$1,725,164
5/31/21	$1,747,460	$2,290,123	$1,745,422
6/30/21	$1,771,584	$2,343,585	$1,758,575
7/31/21	$1,789,860	$2,399,257	$1,770,751
8/31/21	$1,821,539	$2,472,208	$1,803,740
9/30/21	$1,759,384	$2,357,226	$1,747,853
10/31/21	$1,826,630	$2,522,377	$1,812,893
11/30/21	$1,799,732	$2,504,900	$1,778,395
12/31/21	$1,858,384	$2,617,160	$1,838,891
1/31/22	$1,784,249	$2,481,730	$1,756,882
2/28/22	$1,741,528	$2,407,423	$1,728,516
3/31/22	$1,757,156	$2,496,810	$1,746,511
4/30/22	$1,637,664	$2,279,083	$1,632,498
5/31/22	$1,638,922	$2,283,265	$1,639,472
6/30/22	$1,523,070	$2,094,795	$1,527,329
7/31/22	$1,615,110	$2,287,945	$1,621,300
8/31/22	$1,555,851	$2,194,638	$1,566,858
9/30/22	$1,418,787	$1,992,515	$1,443,366
10/31/22	$1,479,483	$2,153,832	$1,513,693
11/30/22	$1,594,554	$2,274,196	$1,609,125
12/31/22	$1,541,120	$2,143,170	$1,563,323
1/31/23	$1,643,602	$2,277,834	$1,658,284
2/28/23	$1,591,712	$2,222,257	$1,619,110
3/31/23	$1,632,623	$2,303,845	$1,652,162
4/30/23	$1,650,836	$2,339,805	$1,671,222
5/31/23	$1,626,119	$2,349,975	$1,648,569
6/30/23	$1,694,526	$2,505,250	$1,716,310
7/31/23	$1,737,541	$2,585,731	$1,760,399
8/31/23	$1,693,222	$2,544,562	$1,724,978
9/30/23	$1,625,246	$2,423,243	$1,662,461
10/31/23	$1,580,719	$2,372,291	$1,618,825
11/30/23	$1,701,204	$2,588,941	$1,740,519
12/31/23	$1,785,546	$2,706,559	$1,823,325
1/31/24	$1,780,224	$2,752,040	$1,825,681
2/29/24	$1,824,131	$2,898,987	$1,872,601
3/31/24	$1,869,205	$2,992,260	$1,918,666
4/30/24	$1,805,026	$2,870,043	$1,861,091
5/31/24	$1,871,879	$3,012,353	$1,924,395
6/30/24	$1,897,352	$3,120,443	$1,948,921
7/31/24	$1,943,201	$3,158,426	$1,993,590
8/31/24	$1,983,656	$3,235,039	$2,032,927
9/30/24	$2,027,758	$3,304,130	$2,070,810
10/31/24	$1,974,789	$3,274,166	$2,023,061
11/30/24	$2,030,474	$3,466,363	$2,078,922
12/31/24	$1,971,693	$3,383,732	$2,030,913
1/31/25	$2,018,837	$3,477,960	$2,078,167
2/28/25	$2,039,635	$3,432,579	$2,081,869
3/31/25	$1,993,271	$3,239,172	$2,033,943
4/30/25	$1,991,881	$3,217,208	$2,047,956
5/31/25	$2,055,821	$3,419,714	$2,121,542
6/30/25	$2,127,721	$3,593,616	$2,190,643

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.14%	9.27%	7.84%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2035 Index	12.40%	10.18%	8.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$638,497
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$128
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	60.3%
Short-Term Instruments	0.2%
Affiliated Investments	40.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	36.2%
Vanguard Developed Markets Index Fund 'Institutional'	15.6%
PIMCO Total Return Fund	8.6%
PIMCO Long-Term Real Return Fund	6.8%
PIMCO Long-Term U.S. Government Fund	5.9%
PIMCO Income Fund	5.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.7%
PIMCO Real Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	2.7%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report |

June 30, 2025

PES2123TSRAR_063025

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2040 Index
6/30/15	$9,447	$10,000	$10,000
7/31/15	$9,456	$10,210	$10,119
8/31/15	$8,931	$9,594	$9,577
9/30/15	$8,724	$9,356	$9,340
10/31/15	$9,175	$10,145	$9,898
11/30/15	$9,100	$10,176	$9,906
12/31/15	$8,936	$10,015	$9,706
1/31/16	$8,594	$9,518	$9,301
2/29/16	$8,565	$9,505	$9,258
3/31/16	$9,196	$10,150	$9,834
4/30/16	$9,282	$10,189	$9,919
5/31/16	$9,310	$10,372	$10,009
6/30/16	$9,437	$10,399	$10,032
7/31/16	$9,754	$10,783	$10,356
8/31/16	$9,773	$10,798	$10,384
9/30/16	$9,808	$10,800	$10,420
10/31/16	$9,635	$10,603	$10,224
11/30/16	$9,674	$10,996	$10,402
12/31/16	$9,842	$11,213	$10,602
1/31/17	$10,036	$11,426	$10,799
2/28/17	$10,299	$11,879	$11,050
3/31/17	$10,347	$11,893	$11,139
4/30/17	$10,464	$12,015	$11,276
5/31/17	$10,620	$12,184	$11,437
6/30/17	$10,686	$12,260	$11,514
7/31/17	$10,910	$12,512	$11,746
8/31/17	$10,968	$12,551	$11,751
9/30/17	$11,124	$12,810	$11,998
10/31/17	$11,290	$13,109	$12,207
11/30/17	$11,485	$13,511	$12,461
12/31/17	$11,638	$13,661	$12,602
1/31/18	$12,085	$14,443	$13,107
2/28/18	$11,628	$13,911	$12,633
3/31/18	$11,529	$13,557	$12,483
4/30/18	$11,558	$13,609	$12,563
5/31/18	$11,638	$13,937	$12,715
6/30/18	$11,596	$14,023	$12,688
7/31/18	$11,864	$14,544	$12,990
8/31/18	$11,953	$15,018	$13,159
9/30/18	$11,948	$15,104	$13,160
10/31/18	$11,220	$14,072	$12,284
11/30/18	$11,409	$14,358	$12,475
12/31/18	$10,751	$13,062	$11,669
1/31/19	$11,491	$14,109	$12,497
2/28/19	$11,721	$14,562	$12,807
3/31/19	$11,901	$14,845	$12,932
4/30/19	$12,204	$15,446	$13,306
5/31/19	$11,681	$14,464	$12,645
6/30/19	$12,290	$15,483	$13,355
7/31/19	$12,322	$15,706	$13,412
8/31/19	$12,206	$15,457	$13,183
9/30/19	$12,388	$15,746	$13,434
10/31/19	$12,642	$16,087	$13,720
11/30/19	$12,885	$16,671	$14,008
12/31/19	$13,241	$17,175	$14,395
1/31/20	$13,154	$17,168	$14,259
2/29/20	$12,409	$15,755	$13,281
3/31/20	$10,821	$13,809	$11,626
4/30/20	$11,783	$15,579	$12,738
5/31/20	$12,247	$16,321	$13,251
6/30/20	$12,557	$16,645	$13,563
7/31/20	$13,108	$17,584	$14,136
8/31/20	$13,691	$18,848	$14,782
9/30/20	$13,355	$18,132	$14,396
10/31/20	$13,128	$17,650	$14,173
11/30/20	$14,415	$19,582	$15,678
12/31/20	$14,990	$20,334	$16,319
1/31/21	$14,936	$20,129	$16,287
2/28/21	$15,220	$20,684	$16,696
3/31/21	$15,538	$21,590	$17,124
4/30/21	$16,123	$22,742	$17,757
5/31/21	$16,367	$22,901	$17,982
6/30/21	$16,563	$23,436	$18,115
7/31/21	$16,719	$23,993	$18,236
8/31/21	$17,042	$24,722	$18,612
9/30/21	$16,416	$23,572	$17,989
10/31/21	$17,097	$25,224	$18,727
11/30/21	$16,773	$25,049	$18,328
12/31/21	$17,381	$26,172	$19,020
1/31/22	$16,657	$24,817	$18,120
2/28/22	$16,244	$24,074	$17,817
3/31/22	$16,428	$24,968	$18,063
4/30/22	$15,268	$22,791	$16,820
5/31/22	$15,291	$22,833	$16,891
6/30/22	$14,148	$20,948	$15,623
7/31/22	$15,044	$22,879	$16,663
8/31/22	$14,470	$21,946	$16,074
9/30/22	$13,134	$19,925	$14,713
10/31/22	$13,767	$21,538	$15,525
11/30/22	$14,882	$22,742	$16,581
12/31/22	$14,340	$21,432	$16,061
1/31/23	$15,328	$22,778	$17,108
2/28/23	$14,834	$22,223	$16,689
3/31/23	$15,209	$23,038	$17,037
4/30/23	$15,386	$23,398	$17,247
5/31/23	$15,162	$23,500	$16,995
6/30/23	$15,846	$25,053	$17,798
7/31/23	$16,306	$25,857	$18,322
8/31/23	$15,858	$25,446	$17,911
9/30/23	$15,202	$24,232	$17,223
10/31/23	$14,776	$23,723	$16,734
11/30/23	$15,947	$25,889	$18,077
12/31/23	$16,738	$27,066	$18,979
1/31/24	$16,690	$27,520	$19,004
2/29/24	$17,170	$28,990	$19,593
3/31/24	$17,630	$29,923	$20,122
4/30/24	$17,016	$28,700	$19,490
5/31/24	$17,690	$30,124	$20,203
6/30/24	$17,939	$31,204	$20,477
7/31/24	$18,351	$31,584	$20,959
8/31/24	$18,739	$32,350	$21,392
9/30/24	$19,160	$33,041	$21,807
10/31/24	$18,661	$32,742	$21,301
11/30/24	$19,246	$34,664	$21,965
12/31/24	$18,699	$33,837	$21,421
1/31/25	$19,171	$34,780	$21,971
2/28/25	$19,283	$34,326	$21,949
3/31/25	$18,759	$32,392	$21,352
4/30/25	$18,772	$32,172	$21,498
5/31/25	$19,493	$34,197	$22,399
6/30/25	$20,234	$35,936	$23,198

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.79%	10.01%	7.91%
Class A (including sales charge)	6.60%	8.77%	7.30%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2040 Index	13.28%	11.33%	8.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$575,615
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$171
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	71.5%
Short-Term Instruments	0.1%
Affiliated Investments	29.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	42.9%
Vanguard Developed Markets Index Fund 'Institutional'	18.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.2%
PIMCO Total Return Fund	5.9%
PIMCO Long-Term Real Return Fund	4.8%
PIMCO Income Fund	3.8%
PIMCO Long-Term U.S. Government Fund	3.5%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Real Return Fund	2.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report |

June 30, 2025

PES8017TSRAR_063025

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2040 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,001,986	$1,020,951	$1,011,922
8/31/15	$946,375	$959,353	$957,734
9/30/15	$925,435	$935,615	$934,031
10/31/15	$973,200	$1,014,539	$989,817
11/30/15	$965,239	$1,017,556	$990,572
12/31/15	$948,447	$1,001,507	$970,637
1/31/16	$913,095	$951,808	$930,117
2/29/16	$910,065	$950,524	$925,838
3/31/16	$977,986	$1,015,006	$983,448
4/30/16	$987,097	$1,018,940	$991,935
5/31/16	$990,135	$1,037,239	$1,000,882
6/30/16	$1,004,823	$1,039,926	$1,003,216
7/31/16	$1,038,521	$1,078,267	$1,035,643
8/31/16	$1,040,563	$1,079,781	$1,038,439
9/30/16	$1,045,341	$1,079,985	$1,042,000
10/31/16	$1,027,953	$1,060,285	$1,022,449
11/30/16	$1,031,022	$1,099,552	$1,040,233
12/31/16	$1,049,429	$1,121,286	$1,060,199
1/31/17	$1,071,205	$1,142,553	$1,079,908
2/28/17	$1,099,204	$1,187,919	$1,104,974
3/31/17	$1,105,426	$1,189,305	$1,113,908
4/30/17	$1,118,907	$1,201,519	$1,127,612
5/31/17	$1,135,498	$1,218,428	$1,143,698
6/30/17	$1,142,811	$1,226,033	$1,151,353
7/31/17	$1,167,745	$1,251,243	$1,174,559
8/31/17	$1,175,018	$1,255,074	$1,175,112
9/30/17	$1,191,727	$1,280,963	$1,199,822
10/31/17	$1,210,494	$1,310,855	$1,220,728
11/30/17	$1,231,347	$1,351,059	$1,246,073
12/31/17	$1,248,237	$1,366,081	$1,260,212
1/31/18	$1,297,104	$1,444,294	$1,310,696
2/28/18	$1,248,237	$1,391,062	$1,263,347
3/31/18	$1,238,676	$1,355,710	$1,248,320
4/30/18	$1,241,863	$1,360,912	$1,256,296
5/31/18	$1,250,362	$1,393,686	$1,271,545
6/30/18	$1,247,564	$1,402,264	$1,268,755
7/31/18	$1,276,329	$1,454,447	$1,298,952
8/31/18	$1,286,983	$1,501,841	$1,315,916
9/30/18	$1,286,427	$1,510,389	$1,315,951
10/31/18	$1,209,306	$1,407,154	$1,228,362
11/30/18	$1,229,657	$1,435,829	$1,247,453
12/31/18	$1,158,618	$1,306,187	$1,166,877
1/31/19	$1,239,295	$1,410,859	$1,249,693
2/28/19	$1,263,946	$1,456,159	$1,280,657
3/31/19	$1,284,571	$1,484,455	$1,293,158
4/30/19	$1,318,375	$1,544,560	$1,330,558
5/31/19	$1,262,034	$1,446,406	$1,264,491
6/30/19	$1,327,944	$1,548,343	$1,335,495
7/31/19	$1,332,480	$1,570,597	$1,341,196
8/31/19	$1,320,006	$1,545,718	$1,318,267
9/30/19	$1,340,745	$1,574,639	$1,343,430
10/31/19	$1,368,131	$1,608,745	$1,371,966
11/30/19	$1,395,516	$1,667,141	$1,400,820
12/31/19	$1,433,465	$1,717,458	$1,439,548
1/31/20	$1,426,473	$1,716,785	$1,425,883
2/29/20	$1,346,059	$1,575,461	$1,328,103
3/31/20	$1,173,193	$1,380,871	$1,162,592
4/30/20	$1,278,151	$1,557,890	$1,273,838
5/31/20	$1,329,464	$1,632,089	$1,325,107
6/30/20	$1,364,588	$1,664,547	$1,356,310
7/31/20	$1,424,172	$1,758,403	$1,413,558
8/31/20	$1,487,261	$1,884,798	$1,478,242
9/30/20	$1,452,184	$1,813,182	$1,439,617
10/31/20	$1,428,781	$1,764,962	$1,417,252
11/30/20	$1,569,202	$1,958,162	$1,567,827
12/31/20	$1,631,346	$2,033,450	$1,631,948
1/31/21	$1,627,784	$2,012,921	$1,628,742
2/28/21	$1,658,654	$2,068,427	$1,669,561
3/31/21	$1,693,578	$2,159,015	$1,712,430
4/30/21	$1,759,499	$2,274,239	$1,775,655
5/31/21	$1,785,868	$2,290,123	$1,798,193
6/30/21	$1,808,131	$2,343,585	$1,811,543
7/31/21	$1,826,261	$2,399,257	$1,823,605
8/31/21	$1,861,312	$2,472,208	$1,861,223
9/30/21	$1,793,632	$2,357,226	$1,798,913
10/31/21	$1,868,872	$2,522,377	$1,872,742
11/30/21	$1,834,893	$2,504,900	$1,832,791
12/31/21	$1,902,148	$2,617,160	$1,902,001
1/31/22	$1,823,464	$2,481,730	$1,812,023
2/28/22	$1,778,502	$2,407,423	$1,781,738
3/31/22	$1,800,103	$2,496,810	$1,806,270
4/30/22	$1,673,934	$2,279,083	$1,682,007
5/31/22	$1,676,432	$2,283,265	$1,689,105
6/30/22	$1,551,438	$2,094,795	$1,562,343
7/31/22	$1,650,279	$2,287,945	$1,666,318
8/31/22	$1,587,721	$2,194,638	$1,607,373
9/30/22	$1,442,042	$1,992,515	$1,471,258
10/31/22	$1,512,263	$2,153,832	$1,552,542
11/30/22	$1,635,150	$2,274,196	$1,658,064
12/31/22	$1,575,704	$2,143,170	$1,606,127
1/31/23	$1,684,861	$2,277,834	$1,710,826
2/28/23	$1,632,209	$2,222,257	$1,668,916
3/31/23	$1,673,336	$2,303,845	$1,703,711
4/30/23	$1,693,947	$2,339,805	$1,724,654
5/31/23	$1,669,472	$2,349,975	$1,699,515
6/30/23	$1,746,135	$2,505,250	$1,779,846
7/31/23	$1,796,430	$2,585,731	$1,832,158
8/31/23	$1,748,714	$2,544,562	$1,791,089
9/30/23	$1,677,073	$2,423,243	$1,722,277
10/31/23	$1,630,452	$2,372,291	$1,673,360
11/30/23	$1,761,251	$2,588,941	$1,807,723
12/31/23	$1,847,540	$2,706,559	$1,897,855
1/31/24	$1,843,595	$2,752,040	$1,900,408
2/29/24	$1,897,509	$2,898,987	$1,959,271
3/31/24	$1,948,344	$2,992,260	$2,012,168
4/30/24	$1,882,299	$2,870,043	$1,949,017
5/31/24	$1,956,270	$3,012,353	$2,020,306
6/30/24	$1,985,724	$3,120,443	$2,047,749
7/31/24	$2,030,975	$3,158,426	$2,095,907
8/31/24	$2,076,226	$3,235,039	$2,139,218
9/30/24	$2,123,019	$3,304,130	$2,180,735
10/31/24	$2,069,442	$3,274,166	$2,130,055
11/30/24	$2,133,735	$3,466,363	$2,196,527
12/31/24	$2,073,675	$3,383,732	$2,142,100
1/31/25	$2,126,952	$3,477,960	$2,197,078
2/28/25	$2,140,612	$3,432,579	$2,194,870
3/31/25	$2,083,616	$3,239,172	$2,135,162
4/30/25	$2,084,986	$3,217,208	$2,149,822
5/31/25	$2,167,180	$3,419,714	$2,239,903
6/30/25	$2,249,720	$3,593,616	$2,319,750

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.29%	10.52%	8.45%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2040 Index	13.28%	11.33%	8.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$575,615
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$171
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	71.5%
Short-Term Instruments	0.1%
Affiliated Investments	29.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	42.9%
Vanguard Developed Markets Index Fund 'Institutional'	18.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.2%
PIMCO Total Return Fund	5.9%
PIMCO Long-Term Real Return Fund	4.8%
PIMCO Income Fund	3.8%
PIMCO Long-Term U.S. Government Fund	3.5%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Real Return Fund	2.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report |

June 30, 2025

PES2124TSRAR_063025

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2045 Index
6/30/15	$9,448	$10,000	$10,000
7/31/15	$9,448	$10,210	$10,121
8/31/15	$8,886	$9,594	$9,556
9/30/15	$8,676	$9,356	$9,307
10/31/15	$9,145	$10,145	$9,887
11/30/15	$9,060	$10,176	$9,896
12/31/15	$8,897	$10,015	$9,689
1/31/16	$8,527	$9,518	$9,263
2/29/16	$8,489	$9,505	$9,215
3/31/16	$9,137	$10,150	$9,810
4/30/16	$9,222	$10,189	$9,898
5/31/16	$9,241	$10,372	$9,990
6/30/16	$9,371	$10,399	$10,006
7/31/16	$9,696	$10,783	$10,343
8/31/16	$9,705	$10,798	$10,373
9/30/16	$9,740	$10,800	$10,410
10/31/16	$9,568	$10,603	$10,209
11/30/16	$9,596	$10,996	$10,406
12/31/16	$9,765	$11,213	$10,613
1/31/17	$9,978	$11,426	$10,819
2/28/17	$10,239	$11,879	$11,080
3/31/17	$10,297	$11,893	$11,174
4/30/17	$10,414	$12,015	$11,314
5/31/17	$10,568	$12,184	$11,480
6/30/17	$10,636	$12,260	$11,559
7/31/17	$10,868	$12,512	$11,801
8/31/17	$10,917	$12,551	$11,805
9/30/17	$11,078	$12,810	$12,062
10/31/17	$11,262	$13,109	$12,280
11/30/17	$11,456	$13,511	$12,542
12/31/17	$11,614	$13,661	$12,689
1/31/18	$12,087	$14,443	$13,221
2/28/18	$11,614	$13,911	$12,730
3/31/18	$11,506	$13,557	$12,570
4/30/18	$11,536	$13,609	$12,657
5/31/18	$11,634	$13,937	$12,810
6/30/18	$11,595	$14,023	$12,779
7/31/18	$11,870	$14,544	$13,092
8/31/18	$11,969	$15,018	$13,265
9/30/18	$11,969	$15,104	$13,266
10/31/18	$11,207	$14,072	$12,353
11/30/18	$11,405	$14,358	$12,549
12/31/18	$10,697	$13,062	$11,707
1/31/19	$11,469	$14,109	$12,562
2/28/19	$11,709	$14,562	$12,884
3/31/19	$11,893	$14,845	$13,006
4/30/19	$12,218	$15,446	$13,394
5/31/19	$11,641	$14,464	$12,699
6/30/19	$12,276	$15,483	$13,437
7/31/19	$12,308	$15,706	$13,494
8/31/19	$12,139	$15,457	$13,242
9/30/19	$12,351	$15,746	$13,508
10/31/19	$12,616	$16,087	$13,809
11/30/19	$12,871	$16,671	$14,110
12/31/19	$13,249	$17,175	$14,519
1/31/20	$13,130	$17,168	$14,365
2/29/20	$12,309	$15,755	$13,326
3/31/20	$10,655	$13,809	$11,593
4/30/20	$11,660	$15,579	$12,741
5/31/20	$12,158	$16,321	$13,271
6/30/20	$12,477	$16,645	$13,598
7/31/20	$13,040	$17,584	$14,192
8/31/20	$13,645	$18,848	$14,882
9/30/20	$13,288	$18,132	$14,473
10/31/20	$13,061	$17,650	$14,239
11/30/20	$14,413	$19,582	$15,822
12/31/20	$15,017	$20,334	$16,502
1/31/21	$14,962	$20,129	$16,473
2/28/21	$15,290	$20,684	$16,917
3/31/21	$15,655	$21,590	$17,382
4/30/21	$16,284	$22,742	$18,051
5/31/21	$16,526	$22,901	$18,291
6/30/21	$16,724	$23,436	$18,426
7/31/21	$16,879	$23,993	$18,546
8/31/21	$17,213	$24,722	$18,950
9/30/21	$16,561	$23,572	$18,288
10/31/21	$17,296	$25,224	$19,080
11/30/21	$16,940	$25,049	$18,650
12/31/21	$17,588	$26,172	$19,393
1/31/22	$16,821	$24,817	$18,448
2/28/22	$16,409	$24,074	$18,133
3/31/22	$16,638	$24,968	$18,419
4/30/22	$15,435	$22,791	$17,116
5/31/22	$15,470	$22,833	$17,187
6/30/22	$14,267	$20,948	$15,818
7/31/22	$15,195	$22,879	$16,922
8/31/22	$14,577	$21,946	$16,309
9/30/22	$13,208	$19,925	$14,868
10/31/22	$13,907	$21,538	$15,767
11/30/22	$15,065	$22,742	$16,885
12/31/22	$14,487	$21,432	$16,321
1/31/23	$15,518	$22,778	$17,432
2/28/23	$15,026	$22,223	$17,003
3/31/23	$15,401	$23,038	$17,354
4/30/23	$15,601	$23,398	$17,576
5/31/23	$15,366	$23,500	$17,311
6/30/23	$16,117	$25,053	$18,198
7/31/23	$16,622	$25,857	$18,777
8/31/23	$16,153	$25,446	$18,325
9/30/23	$15,473	$24,232	$17,592
10/31/23	$15,037	$23,723	$17,068
11/30/23	$16,274	$25,889	$18,496
12/31/23	$17,084	$27,066	$19,444
1/31/24	$17,025	$27,520	$19,472
2/29/24	$17,597	$28,990	$20,144
3/31/24	$18,095	$29,923	$20,719
4/30/24	$17,460	$28,700	$20,049
5/31/24	$18,179	$30,124	$20,818
6/30/24	$18,449	$31,204	$21,098
7/31/24	$18,859	$31,584	$21,602
8/31/24	$19,292	$32,350	$22,062
9/30/24	$19,721	$33,041	$22,510
10/31/24	$19,213	$32,742	$21,964
11/30/24	$19,842	$34,664	$22,665
12/31/24	$19,282	$33,837	$22,084
1/31/25	$19,803	$34,780	$22,692
2/28/25	$19,877	$34,326	$22,638
3/31/25	$19,304	$32,392	$21,987
4/30/25	$19,341	$32,172	$22,163
5/31/25	$20,197	$34,197	$23,176
6/30/25	$21,005	$35,936	$24,045

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.85%	10.98%	8.32%
Class A (including sales charge)	7.60%	9.73%	7.70%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2045 Index	13.97%	12.08%	9.17%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$572,723
# of Portfolio Holdings	23
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$164
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	80.1%
Short-Term Instruments	0.1%
Affiliated Investments	20.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	47.3%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Total Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.6%
PIMCO Long-Term Real Return Fund	2.6%
PIMCO Real Return Fund	2.1%
PIMCO Income Fund	1.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report |

June 30, 2025

PES8018TSRAR_063025

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2045 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$999,010	$1,020,951	$1,012,080
8/31/15	$941,584	$959,353	$955,633
9/30/15	$919,353	$935,615	$930,742
10/31/15	$968,941	$1,014,539	$988,689
11/30/15	$961,007	$1,017,556	$989,628
12/31/15	$943,026	$1,001,507	$968,906
1/31/16	$904,781	$951,808	$926,304
2/29/16	$900,756	$950,524	$921,495
3/31/16	$970,407	$1,015,006	$981,039
4/30/16	$979,485	$1,018,940	$989,755
5/31/16	$981,503	$1,037,239	$998,988
6/30/16	$995,503	$1,039,926	$1,000,646
7/31/16	$1,031,093	$1,078,267	$1,034,329
8/31/16	$1,032,110	$1,079,781	$1,037,336
9/30/16	$1,036,616	$1,079,985	$1,041,039
10/31/16	$1,018,287	$1,060,285	$1,020,950
11/30/16	$1,022,360	$1,099,552	$1,040,582
12/31/16	$1,040,890	$1,121,286	$1,061,320
1/31/17	$1,063,585	$1,142,553	$1,081,936
2/28/17	$1,091,439	$1,187,919	$1,107,952
3/31/17	$1,098,660	$1,189,305	$1,117,408
4/30/17	$1,112,071	$1,201,519	$1,131,426
5/31/17	$1,128,576	$1,218,428	$1,148,027
6/30/17	$1,136,018	$1,226,033	$1,155,934
7/31/17	$1,161,837	$1,251,243	$1,180,055
8/31/17	$1,168,034	$1,255,074	$1,180,464
9/30/17	$1,185,318	$1,280,963	$1,206,212
10/31/17	$1,206,040	$1,310,855	$1,227,987
11/30/17	$1,227,799	$1,351,059	$1,254,233
12/31/17	$1,245,227	$1,366,081	$1,268,940
1/31/18	$1,295,795	$1,444,294	$1,322,112
2/28/18	$1,246,281	$1,391,062	$1,272,987
3/31/18	$1,234,693	$1,355,710	$1,257,042
4/30/18	$1,238,907	$1,360,912	$1,265,680
5/31/18	$1,248,388	$1,393,686	$1,280,965
6/30/18	$1,244,721	$1,402,264	$1,277,877
7/31/18	$1,275,337	$1,454,447	$1,309,246
8/31/18	$1,286,950	$1,501,841	$1,326,466
9/30/18	$1,286,966	$1,510,389	$1,326,583
10/31/18	$1,206,331	$1,407,154	$1,235,256
11/30/18	$1,227,551	$1,435,829	$1,254,935
12/31/18	$1,152,375	$1,306,187	$1,170,670
1/31/19	$1,236,449	$1,410,859	$1,256,237
2/28/19	$1,262,231	$1,456,159	$1,288,367
3/31/19	$1,282,153	$1,484,455	$1,300,561
4/30/19	$1,318,270	$1,544,560	$1,339,407
5/31/19	$1,256,194	$1,446,406	$1,269,918
6/30/19	$1,324,962	$1,548,343	$1,343,716
7/31/19	$1,329,504	$1,570,597	$1,349,389
8/31/19	$1,311,338	$1,545,718	$1,324,164
9/30/19	$1,335,306	$1,574,639	$1,350,840
10/31/19	$1,363,862	$1,608,745	$1,380,877
11/30/19	$1,392,419	$1,667,141	$1,410,971
12/31/19	$1,433,966	$1,717,458	$1,451,895
1/31/20	$1,422,307	$1,716,785	$1,436,463
2/29/20	$1,333,705	$1,575,461	$1,332,565
3/31/20	$1,154,935	$1,380,871	$1,159,276
4/30/20	$1,263,429	$1,557,890	$1,274,122
5/31/20	$1,318,260	$1,632,089	$1,327,116
6/30/20	$1,353,527	$1,664,547	$1,359,772
7/31/20	$1,415,476	$1,758,403	$1,419,186
8/31/20	$1,482,100	$1,884,798	$1,488,176
9/30/20	$1,443,528	$1,813,182	$1,447,281
10/31/20	$1,418,983	$1,764,962	$1,423,866
11/30/20	$1,567,426	$1,958,162	$1,582,212
12/31/20	$1,633,885	$2,033,450	$1,650,221
1/31/21	$1,627,969	$2,012,921	$1,647,341
2/28/21	$1,664,646	$2,068,427	$1,691,738
3/31/21	$1,704,834	$2,159,015	$1,738,247
4/30/21	$1,774,175	$2,274,239	$1,805,117
5/31/21	$1,801,672	$2,290,123	$1,829,117
6/30/21	$1,822,810	$2,343,585	$1,842,598
7/31/21	$1,842,112	$2,399,257	$1,854,605
8/31/21	$1,879,509	$2,472,208	$1,895,012
9/30/21	$1,807,820	$2,357,226	$1,828,773
10/31/21	$1,890,104	$2,522,377	$1,907,998
11/30/21	$1,851,382	$2,504,900	$1,865,035
12/31/21	$1,923,210	$2,617,160	$1,939,254
1/31/22	$1,839,754	$2,481,730	$1,844,837
2/28/22	$1,794,913	$2,407,423	$1,813,286
3/31/22	$1,821,070	$2,496,810	$1,841,866
4/30/22	$1,690,282	$2,279,083	$1,711,565
5/31/22	$1,695,265	$2,283,265	$1,718,660
6/30/22	$1,563,399	$2,094,795	$1,581,820
7/31/22	$1,665,630	$2,287,945	$1,692,213
8/31/22	$1,598,307	$2,194,638	$1,630,862
9/30/22	$1,447,857	$1,992,515	$1,486,811
10/31/22	$1,525,309	$2,153,832	$1,576,724
11/30/22	$1,653,980	$2,274,196	$1,688,496
12/31/22	$1,590,770	$2,143,170	$1,632,107
1/31/23	$1,704,487	$2,277,834	$1,743,176
2/28/23	$1,650,823	$2,222,257	$1,700,330
3/31/23	$1,693,221	$2,303,845	$1,735,360
4/30/23	$1,716,293	$2,339,805	$1,757,604
5/31/23	$1,690,657	$2,349,975	$1,731,073
6/30/23	$1,774,188	$2,505,250	$1,819,798
7/31/23	$1,829,311	$2,585,731	$1,877,690
8/31/23	$1,779,316	$2,544,562	$1,832,501
9/30/23	$1,705,100	$2,423,243	$1,759,249
10/31/23	$1,657,486	$2,372,291	$1,706,782
11/30/23	$1,793,894	$2,588,941	$1,849,588
12/31/23	$1,883,559	$2,706,559	$1,944,447
1/31/24	$1,878,337	$2,752,040	$1,947,189
2/29/24	$1,942,298	$2,898,987	$2,014,438
3/31/24	$1,998,517	$2,992,260	$2,071,919
4/30/24	$1,929,015	$2,870,043	$2,004,937
5/31/24	$2,009,008	$3,012,353	$2,081,786
6/30/24	$2,039,505	$3,120,443	$2,109,829
7/31/24	$2,085,708	$3,158,426	$2,160,167
8/31/24	$2,133,230	$3,235,039	$2,206,163
9/30/24	$2,182,134	$3,304,130	$2,250,954
10/31/24	$2,127,713	$3,274,166	$2,196,403
11/30/24	$2,198,062	$3,466,363	$2,266,451
12/31/24	$2,136,690	$3,383,732	$2,208,433
1/31/25	$2,195,210	$3,477,960	$2,269,235
2/28/25	$2,204,737	$3,432,579	$2,263,841
3/31/25	$2,141,131	$3,239,172	$2,198,741
4/30/25	$2,146,583	$3,217,208	$2,216,267
5/31/25	$2,241,986	$3,419,714	$2,317,640
6/30/25	$2,331,923	$3,593,616	$2,404,541

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.34%	11.49%	8.84%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2045 Index	13.97%	12.08%	9.17%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$572,723
# of Portfolio Holdings	23
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$164
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	80.1%
Short-Term Instruments	0.1%
Affiliated Investments	20.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	47.3%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Total Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.6%
PIMCO Long-Term Real Return Fund	2.6%
PIMCO Real Return Fund	2.1%
PIMCO Income Fund	1.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report |

June 30, 2025

PES2125TSRAR_063025

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2050 Index
6/30/15	$9,448	$10,000	$10,000
7/31/15	$9,439	$10,210	$10,124
8/31/15	$8,887	$9,594	$9,536
9/30/15	$8,676	$9,356	$9,277
10/31/15	$9,154	$10,145	$9,877
11/30/15	$9,069	$10,176	$9,892
12/31/15	$8,904	$10,015	$9,678
1/31/16	$8,514	$9,518	$9,231
2/29/16	$8,467	$9,505	$9,177
3/31/16	$9,131	$10,150	$9,792
4/30/16	$9,216	$10,189	$9,878
5/31/16	$9,235	$10,372	$9,973
6/30/16	$9,364	$10,399	$9,982
7/31/16	$9,698	$10,783	$10,332
8/31/16	$9,708	$10,798	$10,361
9/30/16	$9,748	$10,800	$10,398
10/31/16	$9,567	$10,603	$10,192
11/30/16	$9,605	$10,996	$10,407
12/31/16	$9,778	$11,213	$10,621
1/31/17	$9,991	$11,426	$10,836
2/28/17	$10,253	$11,879	$11,105
3/31/17	$10,311	$11,893	$11,206
4/30/17	$10,437	$12,015	$11,349
5/31/17	$10,582	$12,184	$11,520
6/30/17	$10,650	$12,260	$11,602
7/31/17	$10,892	$12,512	$11,848
8/31/17	$10,940	$12,551	$11,851
9/30/17	$11,110	$12,810	$12,117
10/31/17	$11,294	$13,109	$12,341
11/30/17	$11,498	$13,511	$12,614
12/31/17	$11,660	$13,661	$12,763
1/31/18	$12,143	$14,443	$13,313
2/28/18	$11,660	$13,911	$12,808
3/31/18	$11,541	$13,557	$12,644
4/30/18	$11,581	$13,609	$12,734
5/31/18	$11,669	$13,937	$12,894
6/30/18	$11,630	$14,023	$12,862
7/31/18	$11,926	$14,544	$13,184
8/31/18	$12,034	$15,018	$13,358
9/30/18	$12,023	$15,104	$13,360
10/31/18	$11,241	$14,072	$12,418
11/30/18	$11,439	$14,358	$12,621
12/31/18	$10,707	$13,062	$11,750
1/31/19	$11,512	$14,109	$12,626
2/28/19	$11,763	$14,562	$12,955
3/31/19	$11,942	$14,845	$13,076
4/30/19	$12,278	$15,446	$13,474
5/31/19	$11,669	$14,464	$12,754
6/30/19	$12,327	$15,483	$13,509
7/31/19	$12,359	$15,706	$13,566
8/31/19	$12,158	$15,457	$13,298
9/30/19	$12,384	$15,746	$13,573
10/31/19	$12,660	$16,087	$13,880
11/30/19	$12,926	$16,671	$14,189
12/31/19	$13,326	$17,175	$14,611
1/31/20	$13,174	$17,168	$14,445
2/29/20	$12,308	$15,755	$13,375
3/31/20	$10,609	$13,809	$11,607
4/30/20	$11,637	$15,579	$12,776
5/31/20	$12,146	$16,321	$13,318
6/30/20	$12,470	$16,645	$13,651
7/31/20	$13,044	$17,584	$14,251
8/31/20	$13,672	$18,848	$14,962
9/30/20	$13,304	$18,132	$14,542
10/31/20	$13,055	$17,650	$14,303
11/30/20	$14,441	$19,582	$15,933
12/31/20	$15,068	$20,334	$16,637
1/31/21	$15,014	$20,129	$16,611
2/28/21	$15,363	$20,684	$17,077
3/31/21	$15,769	$21,590	$17,564
4/30/21	$16,408	$22,742	$18,252
5/31/21	$16,673	$22,901	$18,501
6/30/21	$16,848	$23,436	$18,632
7/31/21	$17,015	$23,993	$18,751
8/31/21	$17,359	$24,722	$19,171
9/30/21	$16,686	$23,572	$18,484
10/31/21	$17,454	$25,224	$19,308
11/30/21	$17,075	$25,049	$18,858
12/31/21	$17,766	$26,172	$19,630
1/31/22	$16,974	$24,817	$18,659
2/28/22	$16,537	$24,074	$18,338
3/31/22	$16,801	$24,968	$18,646
4/30/22	$15,573	$22,791	$17,307
5/31/22	$15,607	$22,833	$17,377
6/30/22	$14,367	$20,948	$15,963
7/31/22	$15,331	$22,879	$17,096
8/31/22	$14,688	$21,946	$16,471
9/30/22	$13,288	$19,925	$14,994
10/31/22	$14,035	$21,538	$15,928
11/30/22	$15,230	$22,742	$17,076
12/31/22	$14,636	$21,432	$16,494
1/31/23	$15,693	$22,778	$17,637
2/28/23	$15,188	$22,223	$17,202
3/31/23	$15,571	$23,038	$17,551
4/30/23	$15,782	$23,398	$17,778
5/31/23	$15,547	$23,500	$17,504
6/30/23	$16,347	$25,053	$18,438
7/31/23	$16,864	$25,857	$19,050
8/31/23	$16,394	$25,446	$18,574
9/30/23	$15,709	$24,232	$17,819
10/31/23	$15,237	$23,723	$17,273
11/30/23	$16,523	$25,889	$18,748
12/31/23	$17,356	$27,066	$19,725
1/31/24	$17,308	$27,520	$19,751
2/29/24	$17,929	$28,990	$20,469
3/31/24	$18,453	$29,923	$21,070
4/30/24	$17,805	$28,700	$20,381
5/31/24	$18,573	$30,124	$21,179
6/30/24	$18,853	$31,204	$21,481
7/31/24	$19,263	$31,584	$21,999
8/31/24	$19,709	$32,350	$22,469
9/30/24	$20,153	$33,041	$22,930
10/31/24	$19,632	$32,742	$22,391
11/30/24	$20,311	$34,664	$23,159
12/31/24	$19,719	$33,837	$22,546
1/31/25	$20,267	$34,780	$23,176
2/28/25	$20,317	$34,326	$23,090
3/31/25	$19,692	$32,392	$22,376
4/30/25	$19,754	$32,172	$22,527
5/31/25	$20,701	$34,197	$23,596
6/30/25	$21,544	$35,936	$24,510

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.27%	11.56%	8.59%
Class A (including sales charge)	7.99%	10.30%	7.98%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2050 Index	14.10%	12.42%	9.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$534,823
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	85.9%
Short-Term Instruments	0.1%
Affiliated Investments	14.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.7%
Vanguard Developed Markets Index Fund 'Institutional'	24.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.5%
PIMCO Total Return Fund	2.5%
PIMCO Long-Term U.S. Government Fund	1.7%
PIMCO Long-Term Real Return Fund	1.5%
PIMCO Real Return Fund	1.4%
PIMCO Income Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report |

June 30, 2025

PES8019TSRAR_063025

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2050 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$999,011	$1,020,951	$1,012,401
8/31/15	$940,653	$959,353	$953,585
9/30/15	$918,771	$935,615	$927,721
10/31/15	$970,309	$1,014,539	$987,741
11/30/15	$961,389	$1,017,556	$989,158
12/31/15	$945,162	$1,001,507	$967,828
1/31/16	$903,936	$951,808	$923,115
2/29/16	$899,914	$950,524	$917,650
3/31/16	$970,078	$1,015,006	$979,186
4/30/16	$979,144	$1,018,940	$987,809
5/31/16	$982,166	$1,037,239	$997,342
6/30/16	$995,982	$1,039,926	$998,152
7/31/16	$1,031,480	$1,078,267	$1,033,159
8/31/16	$1,033,509	$1,079,781	$1,036,093
9/30/16	$1,037,811	$1,079,985	$1,039,803
10/31/16	$1,019,533	$1,060,285	$1,019,171
11/30/16	$1,023,595	$1,099,552	$1,040,686
12/31/16	$1,042,580	$1,121,286	$1,062,051
1/31/17	$1,065,245	$1,142,553	$1,083,590
2/28/17	$1,094,091	$1,187,919	$1,110,531
3/31/17	$1,101,302	$1,189,305	$1,120,598
4/30/17	$1,114,695	$1,201,519	$1,134,936
5/31/17	$1,131,179	$1,218,428	$1,152,029
6/30/17	$1,139,447	$1,226,033	$1,160,242
7/31/17	$1,165,226	$1,251,243	$1,184,838
8/31/17	$1,171,413	$1,255,074	$1,185,053
9/30/17	$1,189,571	$1,280,963	$1,211,686
10/31/17	$1,209,225	$1,310,855	$1,234,122
11/30/17	$1,231,982	$1,351,059	$1,261,386
12/31/17	$1,249,806	$1,366,081	$1,276,346
1/31/18	$1,302,407	$1,444,294	$1,331,343
2/28/18	$1,250,858	$1,391,062	$1,280,802
3/31/18	$1,239,286	$1,355,710	$1,264,398
4/30/18	$1,243,494	$1,360,912	$1,273,375
5/31/18	$1,254,014	$1,393,686	$1,289,394
6/30/18	$1,249,904	$1,402,264	$1,286,166
7/31/18	$1,281,521	$1,454,447	$1,318,376
8/31/18	$1,294,167	$1,501,841	$1,335,830
9/30/18	$1,294,064	$1,510,389	$1,335,971
10/31/18	$1,209,346	$1,407,154	$1,241,798
11/30/18	$1,231,584	$1,435,829	$1,262,093
12/31/18	$1,152,832	$1,306,187	$1,174,971
1/31/19	$1,240,218	$1,410,859	$1,262,558
2/28/19	$1,268,227	$1,456,159	$1,295,503
3/31/19	$1,287,617	$1,484,455	$1,307,551
4/30/19	$1,324,825	$1,544,560	$1,347,444
5/31/19	$1,259,429	$1,446,406	$1,275,404
6/30/19	$1,331,643	$1,548,343	$1,350,934
7/31/19	$1,335,046	$1,570,597	$1,356,631
8/31/19	$1,314,629	$1,545,718	$1,329,763
9/30/19	$1,338,907	$1,574,639	$1,357,256
10/31/19	$1,369,725	$1,608,745	$1,387,954
11/30/19	$1,398,261	$1,667,141	$1,418,934
12/31/19	$1,442,088	$1,717,458	$1,461,097
1/31/20	$1,426,945	$1,716,785	$1,444,515
2/29/20	$1,333,757	$1,575,461	$1,337,514
3/31/20	$1,150,403	$1,380,871	$1,160,714
4/30/20	$1,262,296	$1,557,890	$1,277,565
5/31/20	$1,317,077	$1,632,089	$1,331,774
6/30/20	$1,353,703	$1,664,547	$1,365,079
7/31/20	$1,415,607	$1,758,403	$1,425,099
8/31/20	$1,485,686	$1,884,798	$1,496,244
9/30/20	$1,445,975	$1,813,182	$1,454,223
10/31/20	$1,419,111	$1,764,962	$1,430,343
11/30/20	$1,570,950	$1,958,162	$1,593,325
12/31/20	$1,639,947	$2,033,450	$1,663,690
1/31/21	$1,634,044	$2,012,921	$1,661,139
2/28/21	$1,673,006	$2,068,427	$1,707,695
3/31/21	$1,718,517	$2,159,015	$1,756,377
4/30/21	$1,788,879	$2,274,239	$1,825,184
5/31/21	$1,817,501	$2,290,123	$1,850,057
6/30/21	$1,838,590	$2,343,585	$1,863,237
7/31/21	$1,856,639	$2,399,257	$1,875,071
8/31/21	$1,896,347	$2,472,208	$1,917,092
9/30/21	$1,822,436	$2,357,226	$1,848,427
10/31/21	$1,908,127	$2,522,377	$1,930,839
11/30/21	$1,867,092	$2,504,900	$1,885,841
12/31/21	$1,943,322	$2,617,160	$1,963,010
1/31/22	$1,856,121	$2,481,730	$1,865,859
2/28/22	$1,810,030	$2,407,423	$1,833,759
3/31/22	$1,839,927	$2,496,810	$1,864,583
4/30/22	$1,705,389	$2,279,083	$1,730,655
5/31/22	$1,710,372	$2,283,265	$1,737,741
6/30/22	$1,575,834	$2,094,795	$1,596,301
7/31/22	$1,680,475	$2,287,945	$1,709,609
8/31/22	$1,611,960	$2,194,638	$1,647,109
9/30/22	$1,458,593	$1,992,515	$1,499,362
10/31/22	$1,540,943	$2,153,832	$1,592,829
11/30/22	$1,673,202	$2,274,196	$1,707,624
12/31/22	$1,607,246	$2,143,170	$1,649,447
1/31/23	$1,724,600	$2,277,834	$1,763,676
2/28/23	$1,669,750	$2,222,257	$1,720,167
3/31/23	$1,712,822	$2,303,845	$1,755,102
4/30/23	$1,737,126	$2,339,805	$1,777,778
5/31/23	$1,710,264	$2,349,975	$1,750,354
6/30/23	$1,800,041	$2,505,250	$1,843,820
7/31/23	$1,858,891	$2,585,731	$1,904,974
8/31/23	$1,806,438	$2,544,562	$1,857,426
9/30/23	$1,730,707	$2,423,243	$1,781,888
10/31/23	$1,680,635	$2,372,291	$1,727,324
11/30/23	$1,823,148	$2,588,941	$1,874,787
12/31/23	$1,914,722	$2,706,559	$1,972,506
1/31/24	$1,910,815	$2,752,040	$1,975,127
2/29/24	$1,981,151	$2,898,987	$2,046,910
3/31/24	$2,039,850	$2,992,260	$2,107,001
4/30/24	$1,967,932	$2,870,043	$2,038,052
5/31/24	$2,052,926	$3,012,353	$2,117,914
6/30/24	$2,084,391	$3,120,443	$2,148,100
7/31/24	$2,131,763	$3,158,426	$2,199,901
8/31/24	$2,181,768	$3,235,039	$2,246,882
9/30/24	$2,232,139	$3,304,130	$2,293,013
10/31/24	$2,175,211	$3,274,166	$2,239,087
11/30/24	$2,250,674	$3,466,363	$2,315,901
12/31/24	$2,186,145	$3,383,732	$2,254,606
1/31/25	$2,248,800	$3,477,960	$2,317,602
2/28/25	$2,254,249	$3,432,579	$2,308,956
3/31/25	$2,185,254	$3,239,172	$2,237,599
4/30/25	$2,193,438	$3,217,208	$2,252,692
5/31/25	$2,298,472	$3,419,714	$2,359,623
6/30/25	$2,394,603	$3,593,616	$2,450,963

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.88%	12.08%	9.12%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2050 Index	14.10%	12.42%	9.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$534,823
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	85.9%
Short-Term Instruments	0.1%
Affiliated Investments	14.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.7%
Vanguard Developed Markets Index Fund 'Institutional'	24.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.5%
PIMCO Total Return Fund	2.5%
PIMCO Long-Term U.S. Government Fund	1.7%
PIMCO Long-Term Real Return Fund	1.5%
PIMCO Real Return Fund	1.4%
PIMCO Income Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report |

June 30, 2025

PES2126TSRAR_063025

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2055 Index
6/30/15	$9,448	$10,000	$10,000
7/31/15	$9,438	$10,210	$10,124
8/31/15	$8,876	$9,594	$9,522
9/30/15	$8,661	$9,356	$9,257
10/31/15	$9,139	$10,145	$9,870
11/30/15	$9,064	$10,176	$9,884
12/31/15	$8,893	$10,015	$9,665
1/31/16	$8,514	$9,518	$9,207
2/29/16	$8,466	$9,505	$9,148
3/31/16	$9,129	$10,150	$9,774
4/30/16	$9,205	$10,189	$9,862
5/31/16	$9,234	$10,372	$9,959
6/30/16	$9,359	$10,399	$9,962
7/31/16	$9,684	$10,783	$10,319
8/31/16	$9,694	$10,798	$10,350
9/30/16	$9,732	$10,800	$10,388
10/31/16	$9,550	$10,603	$10,180
11/30/16	$9,588	$10,996	$10,408
12/31/16	$9,763	$11,213	$10,626
1/31/17	$9,975	$11,426	$10,847
2/28/17	$10,246	$11,879	$11,122
3/31/17	$10,295	$11,893	$11,226
4/30/17	$10,420	$12,015	$11,371
5/31/17	$10,566	$12,184	$11,545
6/30/17	$10,634	$12,260	$11,627
7/31/17	$10,866	$12,512	$11,876
8/31/17	$10,915	$12,551	$11,878
9/30/17	$11,088	$12,810	$12,148
10/31/17	$11,263	$13,109	$12,376
11/30/17	$11,467	$13,511	$12,650
12/31/17	$11,625	$13,661	$12,801
1/31/18	$12,101	$14,443	$13,361
2/28/18	$11,625	$13,911	$12,853
3/31/18	$11,516	$13,557	$12,685
4/30/18	$11,546	$13,609	$12,776
5/31/18	$11,635	$13,937	$12,935
6/30/18	$11,596	$14,023	$12,902
7/31/18	$11,883	$14,544	$13,226
8/31/18	$11,982	$15,018	$13,401
9/30/18	$11,980	$15,104	$13,402
10/31/18	$11,205	$14,072	$12,453
11/30/18	$11,404	$14,358	$12,657
12/31/18	$10,673	$13,062	$11,781
1/31/19	$11,464	$14,109	$12,661
2/28/19	$11,714	$14,562	$12,993
3/31/19	$11,893	$14,845	$13,112
4/30/19	$12,237	$15,446	$13,514
5/31/19	$11,622	$14,464	$12,788
6/30/19	$12,275	$15,483	$13,550
7/31/19	$12,307	$15,706	$13,607
8/31/19	$12,108	$15,457	$13,333
9/30/19	$12,340	$15,746	$13,613
10/31/19	$12,603	$16,087	$13,925
11/30/19	$12,876	$16,671	$14,237
12/31/19	$13,272	$17,175	$14,665
1/31/20	$13,121	$17,168	$14,494
2/29/20	$12,252	$15,755	$13,405
3/31/20	$10,547	$13,809	$11,609
4/30/20	$11,555	$15,579	$12,788
5/31/20	$12,049	$16,321	$13,332
6/30/20	$12,380	$16,645	$13,670
7/31/20	$12,949	$17,584	$14,278
8/31/20	$13,582	$18,848	$15,003
9/30/20	$13,206	$18,132	$14,576
10/31/20	$12,949	$17,650	$14,332
11/30/20	$14,345	$19,582	$15,983
12/31/20	$14,973	$20,334	$16,697
1/31/21	$14,908	$20,129	$16,672
2/28/21	$15,264	$20,684	$17,147
3/31/21	$15,682	$21,590	$17,644
4/30/21	$16,335	$22,742	$18,344
5/31/21	$16,597	$22,901	$18,597
6/30/21	$16,770	$23,436	$18,730
7/31/21	$16,924	$23,993	$18,847
8/31/21	$17,276	$24,722	$19,271
9/30/21	$16,606	$23,572	$18,579
10/31/21	$17,378	$25,224	$19,410
11/30/21	$16,981	$25,049	$18,954
12/31/21	$17,682	$26,172	$19,734
1/31/22	$16,879	$24,817	$18,755
2/28/22	$16,449	$24,074	$18,432
3/31/22	$16,732	$24,968	$18,745
4/30/22	$15,499	$22,791	$17,396
5/31/22	$15,544	$22,833	$17,468
6/30/22	$14,300	$20,948	$16,033
7/31/22	$15,261	$22,879	$17,177
8/31/22	$14,628	$21,946	$16,550
9/30/22	$13,239	$19,925	$15,060
10/31/22	$13,986	$21,538	$16,010
11/30/22	$15,186	$22,742	$17,170
12/31/22	$14,583	$21,432	$16,583
1/31/23	$15,645	$22,778	$17,737
2/28/23	$15,149	$22,223	$17,301
3/31/23	$15,536	$23,038	$17,648
4/30/23	$15,744	$23,398	$17,876
5/31/23	$15,502	$23,500	$17,598
6/30/23	$16,322	$25,053	$18,540
7/31/23	$16,866	$25,857	$19,156
8/31/23	$16,380	$25,446	$18,678
9/30/23	$15,700	$24,232	$17,917
10/31/23	$15,236	$23,723	$17,368
11/30/23	$16,523	$25,889	$18,853
12/31/23	$17,352	$27,066	$19,836
1/31/24	$17,305	$27,520	$19,863
2/29/24	$17,964	$28,990	$20,587
3/31/24	$18,500	$29,923	$21,193
4/30/24	$17,851	$28,700	$20,498
5/31/24	$18,618	$30,124	$21,303
6/30/24	$18,906	$31,204	$21,606
7/31/24	$19,321	$31,584	$22,130
8/31/24	$19,771	$32,350	$22,610
9/30/24	$20,219	$33,041	$23,080
10/31/24	$19,707	$32,742	$22,525
11/30/24	$20,409	$34,664	$23,300
12/31/24	$19,807	$33,837	$22,677
1/31/25	$20,369	$34,780	$23,327
2/28/25	$20,393	$34,326	$23,233
3/31/25	$19,744	$32,392	$22,505
4/30/25	$19,805	$32,172	$22,669
5/31/25	$20,794	$34,197	$23,776
6/30/25	$21,675	$35,936	$24,711

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.64%	11.85%	8.66%
Class A (including sales charge)	8.33%	10.60%	8.04%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2055 Index	14.37%	12.57%	9.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$460,383
# of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$130
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.6%
Short-Term Instruments	0.1%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.1%
Vanguard Developed Markets Index Fund 'Institutional'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report |

June 30, 2025

PES8020TSRAR_063025

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2055 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,000,000	$1,020,951	$1,012,397
8/31/15	$940,653	$959,353	$952,233
9/30/15	$918,788	$935,615	$925,688
10/31/15	$969,336	$1,014,539	$986,955
11/30/15	$961,407	$1,017,556	$988,383
12/31/15	$944,682	$1,001,507	$966,511
1/31/16	$903,434	$951,808	$920,691
2/29/16	$899,409	$950,524	$914,848
3/31/16	$969,776	$1,015,006	$977,410
4/30/16	$978,848	$1,018,940	$986,220
5/31/16	$981,873	$1,037,239	$995,852
6/30/16	$995,322	$1,039,926	$996,155
7/31/16	$1,030,869	$1,078,267	$1,031,888
8/31/16	$1,032,900	$1,079,781	$1,035,015
9/30/16	$1,037,114	$1,079,985	$1,038,831
10/31/16	$1,018,812	$1,060,285	$1,017,968
11/30/16	$1,022,879	$1,099,552	$1,040,775
12/31/16	$1,041,955	$1,121,286	$1,062,569
1/31/17	$1,064,629	$1,142,553	$1,084,683
2/28/17	$1,093,486	$1,187,919	$1,112,204
3/31/17	$1,100,700	$1,189,305	$1,122,603
4/30/17	$1,114,098	$1,201,519	$1,137,094
5/31/17	$1,130,588	$1,218,428	$1,154,478
6/30/17	$1,138,101	$1,226,033	$1,162,713
7/31/17	$1,163,920	$1,251,243	$1,187,615
8/31/17	$1,170,117	$1,255,074	$1,187,799
9/30/17	$1,187,671	$1,280,963	$1,214,835
10/31/17	$1,208,398	$1,310,855	$1,237,590
11/30/17	$1,230,162	$1,351,059	$1,264,972
12/31/17	$1,246,665	$1,366,081	$1,280,136
1/31/18	$1,299,670	$1,444,294	$1,336,125
2/28/18	$1,248,785	$1,391,062	$1,285,302
3/31/18	$1,237,124	$1,355,710	$1,268,534
4/30/18	$1,240,305	$1,360,912	$1,277,646
5/31/18	$1,250,906	$1,393,686	$1,293,487
6/30/18	$1,246,899	$1,402,264	$1,290,161
7/31/18	$1,278,762	$1,454,447	$1,322,595
8/31/18	$1,290,445	$1,501,841	$1,340,070
9/30/18	$1,290,259	$1,510,389	$1,340,187
10/31/18	$1,207,154	$1,407,154	$1,245,348
11/30/18	$1,229,529	$1,435,829	$1,265,740
12/31/18	$1,150,910	$1,306,187	$1,178,056
1/31/19	$1,236,865	$1,410,859	$1,266,127
2/28/19	$1,264,773	$1,456,159	$1,299,270
3/31/19	$1,284,128	$1,484,455	$1,311,244
4/30/19	$1,322,226	$1,544,560	$1,351,385
5/31/19	$1,254,994	$1,446,406	$1,278,757
6/30/19	$1,326,786	$1,548,343	$1,355,023
7/31/19	$1,331,287	$1,570,597	$1,360,666
8/31/19	$1,309,906	$1,545,718	$1,333,290
9/30/19	$1,334,897	$1,574,639	$1,361,277
10/31/19	$1,365,441	$1,608,745	$1,392,520
11/30/19	$1,394,854	$1,667,141	$1,423,742
12/31/19	$1,438,277	$1,717,458	$1,466,511
1/31/20	$1,422,090	$1,716,785	$1,449,443
2/29/20	$1,328,441	$1,575,461	$1,340,473
3/31/20	$1,143,743	$1,380,871	$1,160,891
4/30/20	$1,254,876	$1,557,890	$1,278,752
5/31/20	$1,308,127	$1,632,089	$1,333,204
6/30/20	$1,344,490	$1,664,547	$1,367,018
7/31/20	$1,407,133	$1,758,403	$1,427,830
8/31/20	$1,476,735	$1,884,798	$1,500,260
9/30/20	$1,436,134	$1,813,182	$1,457,555
10/31/20	$1,409,453	$1,764,962	$1,433,152
11/30/20	$1,561,418	$1,958,162	$1,598,326
12/31/20	$1,629,590	$2,033,450	$1,669,718
1/31/21	$1,624,911	$2,012,921	$1,667,186
2/28/21	$1,664,685	$2,068,427	$1,714,694
3/31/21	$1,710,462	$2,159,015	$1,764,408
4/30/21	$1,781,289	$2,274,239	$1,834,437
5/31/21	$1,810,800	$2,290,123	$1,859,749
6/30/21	$1,830,517	$2,343,585	$1,872,988
7/31/21	$1,848,428	$2,399,257	$1,884,735
8/31/21	$1,887,833	$2,472,208	$1,927,117
9/30/21	$1,815,396	$2,357,226	$1,857,867
10/31/21	$1,900,418	$2,522,377	$1,941,006
11/30/21	$1,858,506	$2,504,900	$1,895,445
12/31/21	$1,934,869	$2,617,160	$1,973,391
1/31/22	$1,848,766	$2,481,730	$1,875,520
2/28/22	$1,802,024	$2,407,423	$1,843,199
3/31/22	$1,832,775	$2,496,810	$1,874,481
4/30/22	$1,698,699	$2,279,083	$1,739,616
5/31/22	$1,703,620	$2,283,265	$1,746,756
6/30/22	$1,568,314	$2,094,795	$1,603,324
7/31/22	$1,674,098	$2,287,945	$1,717,680
8/31/22	$1,605,216	$2,194,638	$1,655,050
9/30/22	$1,452,772	$1,992,515	$1,505,971
10/31/22	$1,536,563	$2,153,832	$1,600,987
11/30/22	$1,668,409	$2,274,196	$1,717,031
12/31/22	$1,603,692	$2,143,170	$1,658,295
1/31/23	$1,720,667	$2,277,834	$1,773,690
2/28/23	$1,666,581	$2,222,257	$1,730,076
3/31/23	$1,710,268	$2,303,845	$1,764,798
4/30/23	$1,734,214	$2,339,805	$1,787,644
5/31/23	$1,707,747	$2,349,975	$1,759,801
6/30/23	$1,798,621	$2,505,250	$1,854,037
7/31/23	$1,859,121	$2,585,731	$1,915,629
8/31/23	$1,806,184	$2,544,562	$1,867,797
9/30/23	$1,730,844	$2,423,243	$1,791,667
10/31/23	$1,681,500	$2,372,291	$1,736,761
11/30/23	$1,824,471	$2,588,941	$1,885,320
12/31/23	$1,917,162	$2,706,559	$1,983,580
1/31/24	$1,912,022	$2,752,040	$1,986,306
2/29/24	$1,985,265	$2,898,987	$2,058,737
3/31/24	$2,045,405	$2,992,260	$2,119,290
4/30/24	$1,974,473	$2,870,043	$2,049,845
5/31/24	$2,059,591	$3,012,353	$2,130,323
6/30/24	$2,091,886	$3,120,443	$2,160,566
7/31/24	$2,138,545	$3,158,426	$2,213,007
8/31/24	$2,189,092	$3,235,039	$2,260,969
9/30/24	$2,239,946	$3,304,130	$2,307,957
10/31/24	$2,185,218	$3,274,166	$2,252,467
11/30/24	$2,262,098	$3,466,363	$2,330,024
12/31/24	$2,197,616	$3,383,732	$2,267,654
1/31/25	$2,261,819	$3,477,960	$2,332,685
2/28/25	$2,264,494	$3,432,579	$2,323,339
3/31/25	$2,192,715	$3,239,172	$2,250,455
4/30/25	$2,200,752	$3,217,208	$2,266,940
5/31/25	$2,311,928	$3,419,714	$2,377,597
6/30/25	$2,409,698	$3,593,616	$2,471,120

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	15.19%	12.38%	9.19%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2055 Index	14.37%	12.57%	9.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$460,383
# of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$130
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.6%
Short-Term Instruments	0.1%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.1%
Vanguard Developed Markets Index Fund 'Institutional'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report |

June 30, 2025

PES2127TSRAR_063025

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$9,452	$10,000	$10,000
1/31/20	$9,348	$9,996	$9,884
2/29/20	$8,724	$9,173	$9,137
3/31/20	$7,495	$8,040	$7,914
4/30/20	$8,223	$9,071	$8,725
5/31/20	$8,573	$9,503	$9,101
6/30/20	$8,809	$9,692	$9,333
7/31/20	$9,216	$10,238	$9,747
8/31/20	$9,669	$10,974	$10,240
9/30/20	$9,409	$10,557	$9,950
10/31/20	$9,230	$10,277	$9,784
11/30/20	$10,232	$11,402	$10,911
12/31/20	$10,675	$11,840	$11,399
1/31/21	$10,627	$11,720	$11,382
2/28/21	$10,884	$12,044	$11,703
3/31/21	$11,173	$12,571	$12,038
4/30/21	$11,632	$13,242	$12,513
5/31/21	$11,823	$13,334	$12,688
6/30/21	$11,954	$13,646	$12,776
7/31/21	$12,069	$13,970	$12,853
8/31/21	$12,319	$14,395	$13,143
9/30/21	$11,834	$13,725	$12,670
10/31/21	$12,393	$14,687	$13,236
11/30/21	$12,104	$14,585	$12,922
12/31/21	$12,609	$15,239	$13,456
1/31/22	$12,033	$14,450	$12,786
2/28/22	$11,740	$14,017	$12,567
3/31/22	$11,960	$14,538	$12,780
4/30/22	$11,080	$13,270	$11,860
5/31/22	$11,133	$13,294	$11,908
6/30/22	$10,243	$12,197	$10,929
7/31/22	$10,923	$13,322	$11,709
8/31/22	$10,473	$12,778	$11,281
9/30/22	$9,483	$11,602	$10,263
10/31/22	$10,017	$12,541	$10,912
11/30/22	$10,866	$13,242	$11,704
12/31/22	$10,437	$12,479	$11,302
1/31/23	$11,190	$13,263	$12,088
2/28/23	$10,840	$12,939	$11,791
3/31/23	$11,111	$13,414	$12,032
4/30/23	$11,260	$13,624	$12,190
5/31/23	$11,101	$13,683	$12,002
6/30/23	$11,685	$14,587	$12,649
7/31/23	$12,079	$15,056	$13,071
8/31/23	$11,739	$14,816	$12,742
9/30/23	$11,250	$14,109	$12,222
10/31/23	$10,920	$13,813	$11,844
11/30/23	$11,846	$15,074	$12,858
12/31/23	$12,456	$15,759	$13,533
1/31/24	$12,424	$16,024	$13,548
2/29/24	$12,908	$16,880	$14,044
3/31/24	$13,300	$17,423	$14,460
4/30/24	$12,836	$16,711	$13,985
5/31/24	$13,387	$17,540	$14,534
6/30/24	$13,595	$18,169	$14,741
7/31/24	$13,899	$18,390	$15,104
8/31/24	$14,224	$18,836	$15,429
9/30/24	$14,538	$19,238	$15,755
10/31/24	$14,190	$19,064	$15,378
11/30/24	$14,691	$20,183	$15,920
12/31/24	$14,266	$19,702	$15,487
1/31/25	$14,677	$20,251	$15,932
2/28/25	$14,688	$19,986	$15,857
3/31/25	$14,200	$18,860	$15,350
4/30/25	$14,244	$18,732	$15,453
5/31/25	$14,978	$19,911	$16,216
6/30/25	$15,596	$20,924	$16,858

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Class A (excluding sales charge)	14.71%	12.10%	9.54%
Class A (including sales charge)	8.40%	10.85%	8.42%
S&P 500 Index	15.16%	16.64%	14.37%
S&P Target Date 2060 Index	14.36%	12.55%	9.96%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,871
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$53
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	89.8%
Short-Term Instruments	0.4%
Affiliated Investments	11.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report |

June 30, 2025

PES8088TSRAR_063025

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$1,000,000	$1,000,000	$1,000,000
1/31/20	$989,000	$999,608	$988,414
2/29/20	$924,000	$917,321	$913,747
3/31/20	$794,000	$804,020	$791,444
4/30/20	$871,000	$907,090	$872,480
5/31/20	$909,000	$950,293	$910,056
6/30/20	$935,000	$969,192	$933,318
7/31/20	$978,000	$1,023,840	$974,688
8/31/20	$1,026,000	$1,097,434	$1,024,037
9/30/20	$999,240	$1,055,735	$995,048
10/31/20	$980,217	$1,027,659	$978,365
11/30/20	$1,087,350	$1,140,151	$1,091,113
12/31/20	$1,134,171	$1,183,988	$1,139,901
1/31/21	$1,130,135	$1,172,035	$1,138,169
2/28/21	$1,157,380	$1,204,353	$1,170,323
3/31/21	$1,189,119	$1,257,099	$1,203,826
4/30/21	$1,238,835	$1,324,188	$1,251,256
5/31/21	$1,260,142	$1,333,437	$1,268,763
6/30/21	$1,273,249	$1,364,566	$1,277,551
7/31/21	$1,286,523	$1,396,981	$1,285,307
8/31/21	$1,313,070	$1,439,457	$1,314,268
9/30/21	$1,262,576	$1,372,508	$1,266,997
10/31/21	$1,323,040	$1,468,669	$1,323,645
11/30/21	$1,293,321	$1,458,492	$1,292,205
12/31/21	$1,346,436	$1,523,856	$1,345,618
1/31/22	$1,286,298	$1,445,001	$1,278,597
2/28/22	$1,255,115	$1,401,736	$1,256,748
3/31/22	$1,278,502	$1,453,782	$1,278,029
4/30/22	$1,186,067	$1,327,009	$1,185,953
5/31/22	$1,191,635	$1,329,444	$1,190,842
6/30/22	$1,095,859	$1,219,707	$1,092,935
7/31/22	$1,170,475	$1,332,169	$1,170,939
8/31/22	$1,122,587	$1,277,841	$1,128,100
9/30/22	$1,015,860	$1,160,153	$1,026,343
10/31/22	$1,073,846	$1,254,081	$1,091,162
11/30/22	$1,165,284	$1,324,164	$1,170,371
12/31/22	$1,119,976	$1,247,873	$1,130,226
1/31/23	$1,201,429	$1,326,282	$1,208,826
2/28/23	$1,164,096	$1,293,922	$1,179,062
3/31/23	$1,193,993	$1,341,427	$1,203,203
4/30/23	$1,211,001	$1,362,365	$1,218,986
5/31/23	$1,192,859	$1,368,286	$1,200,232
6/30/23	$1,256,830	$1,458,696	$1,264,850
7/31/23	$1,299,935	$1,505,557	$1,307,149
8/31/23	$1,262,502	$1,481,586	$1,274,206
9/30/23	$1,211,340	$1,410,947	$1,222,226
10/31/23	$1,176,080	$1,381,280	$1,184,423
11/30/23	$1,277,309	$1,507,426	$1,285,847
12/31/23	$1,343,071	$1,575,909	$1,353,284
1/31/24	$1,339,621	$1,602,391	$1,354,801
2/29/24	$1,392,516	$1,687,952	$1,404,391
3/31/24	$1,434,719	$1,742,261	$1,445,970
4/30/24	$1,385,007	$1,671,099	$1,398,470
5/31/24	$1,446,280	$1,753,960	$1,453,373
6/30/24	$1,469,015	$1,816,895	$1,474,134
7/31/24	$1,501,531	$1,839,012	$1,510,449
8/31/24	$1,537,531	$1,883,620	$1,542,901
9/30/24	$1,572,481	$1,923,849	$1,575,476
10/31/24	$1,535,152	$1,906,402	$1,537,824
11/30/24	$1,591,146	$2,018,310	$1,592,034
12/31/24	$1,545,332	$1,970,197	$1,548,683
1/31/25	$1,590,608	$2,025,062	$1,593,204
2/28/25	$1,590,608	$1,998,639	$1,585,698
3/31/25	$1,539,682	$1,886,027	$1,534,971
4/30/25	$1,545,649	$1,873,238	$1,545,331
5/31/25	$1,624,424	$1,991,148	$1,621,625
6/30/25	$1,692,511	$2,092,403	$1,685,800

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Institutional Class	15.21%	12.60%	10.04%
S&P 500 Index	15.16%	16.64%	14.37%
S&P Target Date 2060 Index	14.36%	12.55%	9.96%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,871
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$53
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	89.8%
Short-Term Instruments	0.4%
Affiliated Investments	11.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report |

June 30, 2025

PES2216TSRAR_063025

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$9,452	$10,000	$10,000
12/31/22	$9,452	$10,000	$10,000
1/31/23	$10,142	$10,628	$10,694
2/28/23	$9,811	$10,369	$10,429
3/31/23	$10,056	$10,750	$10,641
4/30/23	$10,198	$10,917	$10,777
5/31/23	$10,046	$10,965	$10,613
6/30/23	$10,585	$11,689	$11,192
7/31/23	$10,935	$12,065	$11,570
8/31/23	$10,623	$11,873	$11,280
9/30/23	$10,176	$11,307	$10,816
10/31/23	$9,873	$11,069	$10,484
11/30/23	$10,716	$12,080	$11,387
12/31/23	$11,255	$12,629	$11,984
1/31/24	$11,226	$12,841	$12,003
2/29/24	$11,676	$13,527	$12,453
3/31/24	$12,021	$13,962	$12,823
4/30/24	$11,590	$13,392	$12,399
5/31/24	$12,098	$14,056	$12,893
6/30/24	$12,289	$14,560	$13,088
7/31/24	$12,558	$14,737	$13,402
8/31/24	$12,847	$15,095	$13,695
9/30/24	$13,136	$15,417	$13,984
10/31/24	$12,818	$15,277	$13,653
11/30/24	$13,290	$16,174	$14,144
12/31/24	$12,894	$15,788	$13,762
1/31/25	$13,272	$16,228	$14,162
2/28/25	$13,262	$16,016	$14,093
3/31/25	$12,826	$15,114	$13,628
4/30/25	$12,885	$15,011	$13,721
5/31/25	$13,541	$15,956	$14,412
6/30/25	$14,111	$16,768	$14,994

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/30/22
Class A (excluding sales charge)	14.82%	17.39%
Class A (including sales charge)	8.53%	14.78%
S&P 500 Index	15.16%	22.98%
S&P Target Date 2065+ Index	14.57%	17.60%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$39,537
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	95.2%
Short-Term Instruments	0.4%
Affiliated Investments	9.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	55.5%
Vanguard Developed Markets Index Fund 'Institutional'	26.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.9%
Vanguard Small-Cap Index Fund 'Admiral'	4.7%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report |

June 30, 2025

PES8091TSRAR_063025

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$1,000,000	$1,000,000	$1,000,000
12/31/22	$1,000,000	$1,000,000	$1,000,000
1/31/23	$1,074,000	$1,062,834	$1,069,371
2/28/23	$1,039,000	$1,036,902	$1,042,922
3/31/23	$1,065,771	$1,074,971	$1,064,104
4/30/23	$1,079,794	$1,091,750	$1,077,664
5/31/23	$1,064,769	$1,096,495	$1,061,302
6/30/23	$1,122,866	$1,168,946	$1,119,242
7/31/23	$1,159,927	$1,206,499	$1,157,010
8/31/23	$1,127,874	$1,187,289	$1,127,983
9/30/23	$1,080,337	$1,130,682	$1,081,587
10/31/23	$1,048,208	$1,106,907	$1,048,414
11/30/23	$1,138,571	$1,207,996	$1,138,742
12/31/23	$1,195,719	$1,262,876	$1,198,363
1/31/24	$1,192,674	$1,284,098	$1,200,269
2/29/24	$1,241,396	$1,352,663	$1,245,321
3/31/24	$1,279,266	$1,396,184	$1,282,304
4/30/24	$1,233,432	$1,339,158	$1,239,941
5/31/24	$1,287,414	$1,405,560	$1,289,252
6/30/24	$1,308,033	$1,455,994	$1,308,753
7/31/24	$1,337,691	$1,473,717	$1,340,244
8/31/24	$1,369,395	$1,509,464	$1,369,494
9/30/24	$1,400,326	$1,541,702	$1,398,408
10/31/24	$1,367,522	$1,527,721	$1,365,348
11/30/24	$1,417,753	$1,617,400	$1,414,434
12/31/24	$1,376,367	$1,578,844	$1,376,219
1/31/25	$1,416,568	$1,622,811	$1,416,227
2/28/25	$1,416,568	$1,601,636	$1,409,279
3/31/25	$1,370,318	$1,511,393	$1,362,770
4/30/25	$1,377,737	$1,501,145	$1,372,072
5/31/25	$1,447,683	$1,595,634	$1,441,219
6/30/25	$1,508,778	$1,676,776	$1,499,384

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/30/22
Institutional Class	15.35%	17.89%
S&P 500 Index	15.16%	22.98%
S&P Target Date 2065+ Index	14.57%	17.60%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$39,537
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	95.2%
Short-Term Instruments	0.4%
Affiliated Investments	9.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	55.5%
Vanguard Developed Markets Index Fund 'Institutional'	26.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.9%
Vanguard Small-Cap Index Fund 'Admiral'	4.7%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report |

June 30, 2025

PES2241TSRAR_063025

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of December 31, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. The Fund commenced operations on December 31, 2024.

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$9,452	$10,000	$10,000
1/31/25	$9,716	$10,278	$10,291
2/28/25	$9,716	$10,144	$10,240
3/31/25	$9,395	$9,573	$9,902
4/30/25	$9,414	$9,508	$9,970
5/31/25	$9,896	$10,106	$10,472
6/30/25	$10,321	$10,620	$10,895

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	Since Inception 12/31/24
Class A (excluding sales charge)	9.20%
Class A (including sales charge)	3.21%
S&P 500 Index	6.20%
S&P Target Date 2065+ Index	8.95%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,350
# of Portfolio Holdings	14
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	4.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	53.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.4%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAJEX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report |

June 30, 2025

PES8093TSRAR_063025

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of December 31, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. The Fund commenced operations on December 31, 2024.

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$1,000,000	$1,000,000	$1,000,000
1/31/25	$1,029,000	$1,027,847	$1,029,072
2/28/25	$1,029,000	$1,014,436	$1,024,023
3/31/25	$995,000	$957,278	$990,228
4/30/25	$998,000	$950,787	$996,987
5/31/25	$1,049,000	$1,010,634	$1,047,231
6/30/25	$1,094,000	$1,062,027	$1,089,495

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	Since Inception 12/31/24
Institutional Class	9.40%
S&P 500 Index	6.20%
S&P Target Date 2065+ Index	8.95%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,350
# of Portfolio Holdings	14
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	4.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	53.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.4%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAJDX

PIMCO REALPATH® Blend 2070 Fund

Annual Shareholder Report |

June 30, 2025

PES2246TSRAR_063025

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/15	$9,449	$10,000	$10,000
7/31/15	$9,506	$10,210	$10,080
8/31/15	$9,221	$9,594	$9,862
9/30/15	$9,100	$9,356	$9,791
10/31/15	$9,338	$10,145	$10,015
11/30/15	$9,281	$10,176	$9,997
12/31/15	$9,174	$10,015	$9,902
1/31/16	$9,078	$9,518	$9,813
2/29/16	$9,068	$9,505	$9,849
3/31/16	$9,453	$10,150	$10,119
4/30/16	$9,550	$10,189	$10,170
5/31/16	$9,569	$10,372	$10,201
6/30/16	$9,709	$10,399	$10,307
7/31/16	$9,944	$10,783	$10,451
8/31/16	$9,963	$10,798	$10,455
9/30/16	$10,013	$10,800	$10,477
10/31/16	$9,905	$10,603	$10,373
11/30/16	$9,836	$10,996	$10,317
12/31/16	$9,945	$11,213	$10,398
1/31/17	$10,075	$11,426	$10,482
2/28/17	$10,263	$11,879	$10,603
3/31/17	$10,287	$11,893	$10,627
4/30/17	$10,387	$12,015	$10,716
5/31/17	$10,497	$12,184	$10,800
6/30/17	$10,523	$12,260	$10,817
7/31/17	$10,673	$12,512	$10,924
8/31/17	$10,753	$12,551	$10,970
9/30/17	$10,827	$12,810	$11,040
10/31/17	$10,927	$13,109	$11,119
11/30/17	$11,027	$13,511	$11,209
12/31/17	$11,141	$13,661	$11,286
1/31/18	$11,353	$14,443	$11,421
2/28/18	$11,080	$13,911	$11,222
3/31/18	$11,060	$13,557	$11,196
4/30/18	$11,029	$13,609	$11,197
5/31/18	$11,050	$13,937	$11,278
6/30/18	$11,039	$14,023	$11,274
7/31/18	$11,161	$14,544	$11,383
8/31/18	$11,192	$15,018	$11,473
9/30/18	$11,166	$15,104	$11,449
10/31/18	$10,789	$14,072	$11,115
11/30/18	$10,881	$14,358	$11,207
12/31/18	$10,629	$13,062	$11,000
1/31/19	$11,084	$14,109	$11,359
2/28/19	$11,197	$14,562	$11,471
3/31/19	$11,370	$14,845	$11,613
4/30/19	$11,505	$15,446	$11,752
5/31/19	$11,391	$14,464	$11,610
6/30/19	$11,730	$15,483	$11,941
7/31/19	$11,761	$15,706	$11,982
8/31/19	$11,886	$15,457	$12,038
9/30/19	$11,930	$15,746	$12,097
10/31/19	$12,046	$16,087	$12,215
11/30/19	$12,161	$16,671	$12,327
12/31/19	$12,335	$17,175	$12,466
1/31/20	$12,464	$17,168	$12,535
2/29/20	$12,206	$15,755	$12,279
3/31/20	$11,152	$13,809	$11,633
4/30/20	$11,819	$15,579	$12,193
5/31/20	$12,141	$16,321	$12,431
6/30/20	$12,399	$16,645	$12,584
7/31/20	$12,840	$17,584	$12,883
8/31/20	$13,141	$18,848	$13,043
9/30/20	$12,947	$18,132	$12,927
10/31/20	$12,818	$17,650	$12,830
11/30/20	$13,626	$19,582	$13,358
12/31/20	$13,983	$20,334	$13,564
1/31/21	$13,950	$20,129	$13,524
2/28/21	$13,972	$20,684	$13,531
3/31/21	$14,032	$21,590	$13,569
4/30/21	$14,407	$22,742	$13,797
5/31/21	$14,578	$22,901	$13,884
6/30/21	$14,720	$23,436	$13,984
7/31/21	$14,880	$23,993	$14,101
8/31/21	$15,029	$24,722	$14,195
9/30/21	$14,669	$23,572	$13,980
10/31/21	$14,980	$25,224	$14,176
11/30/21	$14,853	$25,049	$14,089
12/31/21	$15,161	$26,172	$14,258
1/31/22	$14,676	$24,817	$13,876
2/28/22	$14,368	$24,074	$13,728
3/31/22	$14,321	$24,968	$13,613
4/30/22	$13,528	$22,791	$13,057
5/31/22	$13,492	$22,833	$13,102
6/30/22	$12,747	$20,948	$12,621
7/31/22	$13,317	$22,879	$13,063
8/31/22	$12,901	$21,946	$12,760
9/30/22	$11,946	$19,925	$12,119
10/31/22	$12,185	$21,538	$12,324
11/30/22	$12,948	$22,742	$12,821
12/31/22	$12,660	$21,432	$12,665
1/31/23	$13,332	$22,778	$13,136
2/28/23	$12,941	$22,223	$12,901
3/31/23	$13,241	$23,038	$13,152
4/30/23	$13,339	$23,398	$13,255
5/31/23	$13,130	$23,500	$13,127
6/30/23	$13,459	$25,053	$13,362
7/31/23	$13,668	$25,857	$13,528
8/31/23	$13,373	$25,446	$13,366
9/30/23	$12,893	$24,232	$13,013
10/31/23	$12,571	$23,723	$12,781
11/30/23	$13,364	$25,889	$13,472
12/31/23	$13,976	$27,066	$13,975
1/31/24	$13,926	$27,520	$13,991
2/29/24	$14,039	$28,990	$14,080
3/31/24	$14,285	$29,923	$14,300
4/30/24	$13,828	$28,700	$13,977
5/31/24	$14,234	$30,124	$14,304
6/30/24	$14,388	$31,204	$14,461
7/31/24	$14,735	$31,584	$14,743
8/31/24	$14,991	$32,350	$14,976
9/30/24	$15,290	$33,041	$15,207
10/31/24	$14,864	$32,742	$14,895
11/30/24	$15,148	$34,664	$15,140
12/31/24	$14,733	$33,837	$14,889
1/31/25	$15,008	$34,780	$15,105
2/28/25	$15,284	$34,326	$15,272
3/31/25	$15,061	$32,392	$15,129
4/30/25	$15,022	$32,172	$15,213
5/31/25	$15,245	$34,197	$15,435
6/30/25	$15,680	$35,936	$15,779

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	8.97%	4.81%	5.20%
Class A (including sales charge)	3.00%	3.63%	4.60%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date Retirement Income Index	9.12%	4.63%	4.67%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$666,921
# of Portfolio Holdings	23
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$49
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.2%
Affiliated Investments	65.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.4%
Vanguard Developed Markets Index Fund 'Institutional'	8.5%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Reorganization. On January 10, 2025, the PIMCO REALPATH® Blend 2025 Fund (the "Target Fund") was reorganized with and into the PIMCO REALPATH® Blend Income Fund (the "Acquiring Fund") and holders of the Institutional Class shares of the Target Fund received Institutional Class shares of the Acquiring Fund (the "Reorganization"). As part of the Reorganization, the Acquiring Fund acquired all of the assets and liabilities of the Target Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report |

June 30, 2025

PES8012TSRAR_063025

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report | June 30, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,007,035	$1,020,951	$1,007,975
8/31/15	$976,884	$959,353	$986,197
9/30/15	$965,087	$935,615	$979,058
10/31/15	$990,246	$1,014,539	$1,001,505
11/30/15	$985,214	$1,017,556	$999,664
12/31/15	$973,362	$1,001,507	$990,229
1/31/16	$964,131	$951,808	$981,275
2/29/16	$963,105	$950,524	$984,942
3/31/16	$1,003,947	$1,015,006	$1,011,855
4/30/16	$1,015,250	$1,018,940	$1,017,016
5/31/16	$1,017,305	$1,037,239	$1,020,083
6/30/16	$1,033,255	$1,039,926	$1,030,685
7/31/16	$1,058,253	$1,078,267	$1,045,104
8/31/16	$1,061,378	$1,079,781	$1,045,453
9/30/16	$1,066,533	$1,079,985	$1,047,746
10/31/16	$1,056,087	$1,060,285	$1,037,282
11/30/16	$1,048,775	$1,099,552	$1,031,652
12/31/16	$1,059,943	$1,121,286	$1,039,825
1/31/17	$1,075,826	$1,142,553	$1,048,176
2/28/17	$1,094,886	$1,187,919	$1,060,251
3/31/17	$1,098,529	$1,189,305	$1,062,720
4/30/17	$1,109,143	$1,201,519	$1,071,565
5/31/17	$1,121,880	$1,218,428	$1,079,987
6/30/17	$1,124,731	$1,226,033	$1,081,695
7/31/17	$1,141,805	$1,251,243	$1,092,418
8/31/17	$1,150,342	$1,255,074	$1,097,012
9/30/17	$1,158,401	$1,280,963	$1,103,971
10/31/17	$1,170,188	$1,310,855	$1,111,939
11/30/17	$1,181,976	$1,351,059	$1,120,932
12/31/17	$1,195,032	$1,366,081	$1,128,646
1/31/18	$1,217,764	$1,444,294	$1,142,139
2/28/18	$1,188,538	$1,391,062	$1,122,217
3/31/18	$1,187,455	$1,355,710	$1,119,613
4/30/18	$1,184,208	$1,360,912	$1,119,708
5/31/18	$1,187,455	$1,393,686	$1,127,778
6/30/18	$1,186,797	$1,402,264	$1,127,413
7/31/18	$1,199,839	$1,454,447	$1,138,286
8/31/18	$1,203,099	$1,501,841	$1,147,328
9/30/18	$1,201,256	$1,510,389	$1,144,878
10/31/18	$1,161,906	$1,407,154	$1,111,471
11/30/18	$1,171,744	$1,435,829	$1,120,708
12/31/18	$1,145,491	$1,306,187	$1,099,980
1/31/19	$1,194,282	$1,410,859	$1,135,902
2/28/19	$1,206,480	$1,456,159	$1,147,134
3/31/19	$1,226,249	$1,484,455	$1,161,269
4/30/19	$1,241,842	$1,544,560	$1,175,165
5/31/19	$1,229,590	$1,446,406	$1,161,045
6/30/19	$1,266,305	$1,548,343	$1,194,120
7/31/19	$1,270,795	$1,570,597	$1,198,234
8/31/19	$1,284,266	$1,545,718	$1,203,762
9/30/19	$1,290,006	$1,574,639	$1,209,710
10/31/19	$1,302,443	$1,608,745	$1,221,494
11/30/19	$1,316,010	$1,667,141	$1,232,739
12/31/19	$1,334,244	$1,717,458	$1,246,612
1/31/20	$1,349,314	$1,716,785	$1,253,541
2/29/20	$1,321,493	$1,575,461	$1,227,935
3/31/20	$1,207,422	$1,380,871	$1,163,253
4/30/20	$1,281,654	$1,557,890	$1,219,299
5/31/20	$1,317,610	$1,632,089	$1,243,076
6/30/20	$1,344,299	$1,664,547	$1,258,433
7/31/20	$1,393,056	$1,758,403	$1,288,254
8/31/20	$1,426,722	$1,884,798	$1,304,316
9/30/20	$1,406,884	$1,813,182	$1,292,749
10/31/20	$1,392,920	$1,764,962	$1,283,024
11/30/20	$1,481,359	$1,958,162	$1,335,807
12/31/20	$1,520,534	$2,033,450	$1,356,446
1/31/21	$1,518,113	$2,012,921	$1,352,388
2/28/21	$1,520,534	$2,068,427	$1,353,074
3/31/21	$1,528,585	$2,159,015	$1,356,871
4/30/21	$1,570,397	$2,274,239	$1,379,685
5/31/21	$1,588,843	$2,290,123	$1,388,363
6/30/21	$1,604,756	$2,343,585	$1,398,392
7/31/21	$1,623,387	$2,399,257	$1,410,066
8/31/21	$1,640,776	$2,472,208	$1,419,545
9/30/21	$1,601,784	$2,357,226	$1,398,000
10/31/21	$1,636,741	$2,522,377	$1,417,607
11/30/21	$1,623,008	$2,504,900	$1,408,862
12/31/21	$1,657,198	$2,617,160	$1,425,755
1/31/22	$1,604,527	$2,481,730	$1,387,600
2/28/22	$1,572,411	$2,407,423	$1,372,798
3/31/22	$1,567,144	$2,496,810	$1,361,263
4/30/22	$1,479,724	$2,279,083	$1,305,674
5/31/22	$1,477,152	$2,283,265	$1,310,217
6/30/22	$1,396,504	$2,094,795	$1,262,075
7/31/22	$1,459,805	$2,287,945	$1,306,345
8/31/22	$1,414,590	$2,194,638	$1,276,040
9/30/22	$1,310,453	$1,992,515	$1,211,926
10/31/22	$1,336,428	$2,153,832	$1,232,430
11/30/22	$1,420,848	$2,274,196	$1,282,052
12/31/22	$1,390,381	$2,143,170	$1,266,455
1/31/23	$1,464,890	$2,277,834	$1,313,615
2/28/23	$1,422,314	$2,222,257	$1,290,149
3/31/23	$1,456,238	$2,303,845	$1,315,250
4/30/23	$1,466,966	$2,339,805	$1,325,457
5/31/23	$1,444,170	$2,349,975	$1,312,714
6/30/23	$1,480,371	$2,505,250	$1,336,159
7/31/23	$1,504,596	$2,585,731	$1,352,788
8/31/23	$1,473,642	$2,544,562	$1,336,562
9/30/23	$1,421,172	$2,423,243	$1,301,321
10/31/23	$1,385,947	$2,372,291	$1,278,098
11/30/23	$1,474,009	$2,588,941	$1,347,238
12/31/23	$1,541,581	$2,706,559	$1,397,473
1/31/24	$1,537,448	$2,752,040	$1,399,055
2/29/24	$1,549,846	$2,898,987	$1,408,006
3/31/24	$1,578,183	$2,992,260	$1,429,992
4/30/24	$1,526,826	$2,870,043	$1,397,667
5/31/24	$1,574,019	$3,012,353	$1,430,377
6/30/24	$1,589,928	$3,120,443	$1,446,051
7/31/24	$1,629,324	$3,158,426	$1,474,294
8/31/24	$1,658,871	$3,235,039	$1,497,583
9/30/24	$1,693,062	$3,304,130	$1,520,673
10/31/24	$1,646,308	$3,274,166	$1,489,524
11/30/24	$1,677,477	$3,466,363	$1,513,979
12/31/24	$1,632,811	$3,383,732	$1,488,881
1/31/25	$1,664,516	$3,477,960	$1,510,465
2/28/25	$1,694,780	$3,432,579	$1,527,151
3/31/25	$1,671,824	$3,239,172	$1,512,905
4/30/25	$1,667,482	$3,217,208	$1,521,340
5/31/25	$1,692,089	$3,419,714	$1,543,466
6/30/25	$1,741,700	$3,593,616	$1,577,862

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.55%	5.32%	5.71%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date Retirement Income Index	9.12%	4.63%	4.67%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$666,921
# of Portfolio Holdings	23
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$49
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.2%
Affiliated Investments	65.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.4%
Vanguard Developed Markets Index Fund 'Institutional'	8.5%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Reorganization. On January 10, 2025, the PIMCO REALPATH® Blend 2025 Fund (the "Target Fund") was reorganized with and into the PIMCO REALPATH® Blend Income Fund (the "Acquiring Fund") and holders of the Institutional Class shares of the Target Fund received Institutional Class shares of the Acquiring Fund (the "Reorganization"). As part of the Reorganization, the Acquiring Fund acquired all of the assets and liabilities of the Target Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report |

June 30, 2025

PES2119TSRAR_063025

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	June 30, 2025	$ 813,623
	June 30, 2024	$ 766,978

(b)	Fiscal Year Ended	Audit-Related Fees
	June 30, 2025	$ 16,600
	June 30, 2024	$ —

(c)	Fiscal Year Ended	Tax Fees
	June 30, 2025	$ 5,200
	June 30, 2024	$ 110,292

(d)	Fiscal Year Ended	All Other Fees(1)
	June 30, 2025	$ —
	June 30, 2024	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Equity Series (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	June 30, 2025	June 30, 2024
PIMCO Equity Series	$21,800	$ 110,292
Pacific Investment Management Company LLC (“PIMCO”)	37,929,836	23,072,979
Totals	$37,951,636	$ 23,183,271

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy Anne K. Kratky Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

PIMCO Equity Series

Equity Exchange-Traded Funds

REALPATH ® Blend Funds

(b)	Not applicable.

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2025

PIMCO Equity Series

PIMCO Dividend and Income Fund

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and collectively, the “Funds”).

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

PIMCO RAE Global ex-US Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO RAE Global ex-US Fund invests substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (“International Fund”) and the PIMCO RAE Emerging Markets Fund (“Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”), equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”) (together with the RAE Underlying Funds, “RAE Acquired Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

2	PIMCO EQUITY SERIES

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of RAE Underlying PIMCO Funds or RAE Acquired Funds, as applicable or of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO Dividend and Income Fund	12/14/11	12/14/11	12/14/11	—	12/14/11	12/14/11	Diversified
PIMCO RAE Emerging Markets Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE Global ex-US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE International Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Small Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the Funds	(Cont.)

other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public

60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Dividend and Income Fund
Institutional Class

06/30/2025	$12.35	$0.55	$1.25	$1.80	$(0.67)	$0.00	$(0.67)

06/30/2024	11.57	0.48	0.92	1.40	(0.62)	0.00	(0.62)

06/30/2023	11.35	0.46	0.51	0.97	(0.75)	0.00	(0.75)

06/30/2022	12.72	0.47	(1.42)	(0.95)	(0.42)	0.00	(0.42)

06/30/2021	9.71	0.44	3.03	3.47	(0.46)	0.00	(0.46)
I-2

06/30/2025	12.37	0.54	1.25	1.79	(0.65)	0.00	(0.65)

06/30/2024	11.59	0.47	0.92	1.39	(0.61)	0.00	(0.61)

06/30/2023	11.37	0.45	0.50	0.95	(0.73)	0.00	(0.73)

06/30/2022	12.74	0.48	(1.44)	(0.96)	(0.41)	0.00	(0.41)

06/30/2021	9.72	0.41	3.06	3.47	(0.45)	0.00	(0.45)
Class A

06/30/2025	12.32	0.50	1.24	1.74	(0.62)	0.00	(0.62)

06/30/2024	11.54	0.44	0.92	1.36	(0.58)	0.00	(0.58)

06/30/2023	11.33	0.42	0.50	0.92	(0.71)	0.00	(0.71)

06/30/2022	12.71	0.43	(1.42)	(0.99)	(0.39)	0.00	(0.39)

06/30/2021	9.70	0.39	3.04	3.43	(0.42)	0.00	(0.42)
Class C

06/30/2025	12.30	0.40	1.25	1.65	(0.53)	0.00	(0.53)

06/30/2024	11.53	0.35	0.91	1.26	(0.49)	0.00	(0.49)

06/30/2023	11.32	0.33	0.51	0.84	(0.63)	0.00	(0.63)

06/30/2022	12.72	0.34	(1.43)	(1.09)	(0.31)	0.00	(0.31)

06/30/2021	9.70	0.27	3.07	3.34	(0.32)	0.00	(0.32)

PIMCO RAE Emerging Markets Fund
Institutional Class

06/30/2025	$11.04	$0.59	$0.49	$1.08	$(0.55)	$(0.10)	$(0.65)

06/30/2024	9.43	0.38	1.64	2.02	(0.41)	0.00	(0.41)

06/30/2023	8.85	0.42	1.13	1.55	(0.05)	(0.92)	(0.97)

06/30/2022	12.02	0.55	(2.76)	(2.21)	(0.96)	0.00	(0.96)

06/30/2021	7.83	0.27	4.09	4.36	(0.17)	0.00	(0.17)
I-2

06/30/2025	10.95	0.58	0.48	1.06	(0.55)	(0.10)	(0.65)

06/30/2024	9.36	0.37	1.62	1.99	(0.40)	0.00	(0.40)

06/30/2023	8.80	0.41	1.11	1.52	(0.04)	(0.92)	(0.96)

06/30/2022	11.97	0.50	(2.71)	(2.21)	(0.96)	0.00	(0.96)

06/30/2021	7.80	0.30	4.03	4.33	(0.16)	0.00	(0.16)
Class A

06/30/2025	10.78	0.49	0.52	1.01	(0.54)	(0.10)	(0.64)

06/30/2024	9.23	0.33	1.61	1.94	(0.39)	0.00	(0.39)

06/30/2023	8.70	0.41	1.07	1.48	(0.03)	(0.92)	(0.95)

06/30/2022	11.86	0.47	(2.68)	(2.21)	(0.95)	0.00	(0.95)

06/30/2021	7.75	0.23	4.03	4.26	(0.15)	0.00	(0.15)

PIMCO RAE Global ex-US Fund
Institutional Class

06/30/2025	$9.59	$0.43	$1.15	$1.58	$(0.48)	$(0.12)	$(0.60)

06/30/2024	9.35	0.57	0.52	1.09	(0.48)	(0.37)	(0.85)

06/30/2023	8.78	0.17	1.15	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.65	1.15	(2.80)	(1.65)	(1.22)	0.00	(1.22)

06/30/2021	8.20	0.21	3.45	3.66	(0.21)	0.00	(0.21)
I-2

06/30/2025	9.60	0.34	1.23	1.57	(0.48)	(0.12)	(0.60)

06/30/2024	9.37	0.58	0.50	1.08	(0.48)	(0.37)	(0.85)

06/30/2023	8.80	0.16	1.16	1.32	(0.15)	(0.60)	(0.75)

06/30/2022	11.67	1.39	(3.04)	(1.65)	(1.22)	0.00	(1.22)

06/30/2021	8.18	0.02	3.63	3.65	(0.16)	0.00	(0.16)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$13.48	14.90%	$21,512	0.92%		0.93%		0.69%		0.70%		4.24%	436%

12.35	12.38	14,161	0.82		0.83		0.71		0.72		4.02	408

11.57	8.81	18,032	0.75		0.76		0.69		0.70		4.05	344

11.35	(7.76)	12,660	0.71	(f)(g)	0.72	(f)(g)	0.71	(f)(g)	0.72	(f)(g)	3.80	254

12.72	36.27	32,512	0.79	(h)	0.80	(h)	0.77	(h)	0.78	(h)	3.79	218

13.51	14.86	24,161	1.02		1.03		0.79		0.80		4.15	436

12.37	12.27	17,267	0.92		0.93		0.81		0.82		3.97	408

11.59	8.68	15,876	0.85		0.86		0.79		0.80		3.88	344

11.37	(7.78)	17,950	0.81	(f)(i)	0.82	(f)(i)	0.81	(f)(i)	0.82	(f)(i)	3.83	254

12.74	36.19	19,919	0.89	(h)	0.90	(h)	0.87	(h)	0.88	(h)	3.64	218

13.44	14.47	141,811	1.27		1.28		1.04		1.05		3.87	436

12.32	12.06	129,723	1.17		1.18		1.06		1.07		3.72	408

11.54	8.37	122,269	1.10		1.11		1.04		1.05		3.65	344

11.33	(8.08)	120,215	1.06	(f)(i)	1.07	(f)(i)	1.06	(f)(i)	1.07	(f)(i)	3.47	254

12.71	35.89	136,346	1.14	(h)	1.15	(h)	1.12	(h)	1.13	(h)	3.41	218

13.42	13.68	9,682	2.02		2.03		1.79		1.80		3.11	436

12.30	11.16	10,259	1.92		1.93		1.81		1.82		2.95	408

11.53	7.63	13,403	1.85		1.86		1.79		1.80		2.88	344

11.32	(8.76)	15,021	1.81	(f)(i)	1.82	(f)(i)	1.81	(f)(i)	1.82	(f)(i)	2.73	254

12.72	34.82	18,882	1.89	(h)	1.90	(h)	1.87	(h)	1.88	(h)	2.52	218

$11.47	10.49%	$2,077,645	0.75%		0.76%		0.75%		0.76%		5.48%	48%

11.04	21.91	1,626,359	0.77		0.78		0.75		0.76		3.77	67

9.43	18.81	1,262,012	0.76		0.77		0.75		0.76		4.72	65

8.85	(19.72)	1,247,735	0.76		0.77		0.75		0.76		5.13	109

12.02	56.09	1,716,375	0.79	(j)	0.85	(j)	0.78	(j)	0.84	(j)	2.66	79

11.36	10.33	245,867	0.85		0.86		0.85		0.86		5.41	48

10.95	21.83	189,683	0.87		0.88		0.85		0.86		3.72	67

9.36	18.62	95,565	0.86		0.87		0.85		0.86		4.55	65

8.80	(19.78)	69,156	0.86		0.87		0.85		0.86		4.73	109

11.97	55.95	59,609	0.89	(k)	0.95	(k)	0.88	(k)	0.94	(k)	2.71	79

11.15	10.05	36,987	1.10		1.11		1.10		1.11		4.69	48

10.78	21.59	29,125	1.12		1.13		1.10		1.11		3.34	67

9.23	18.35	25,955	1.11		1.12		1.10		1.11		4.63	65

8.70	(19.97)	12,611	1.11		1.12		1.10		1.11		4.43	109

11.86	55.42	15,798	1.14	(k)	1.20	(k)	1.13	(k)	1.19	(k)	2.24	79

$10.57	17.54%	$96,986	0.00%		0.55%		0.00%		0.55%		4.42%	12%

9.59	12.18	90,712	0.00		0.55		0.00		0.55		6.07	10

9.35	15.90	76,470	0.00		0.56		0.00		0.56		1.86	14

8.78	(15.58)	69,094	0.00		0.56		0.00		0.56		10.87	7

11.65	44.96	80,502	0.02	(l)	0.63	(l)	0.02	(l)	0.63	(l)	2.08	18

10.57	17.39	108	0.10		0.65		0.10		0.65		3.42	12

9.60	11.99	114	0.10		0.65		0.10		0.65		6.19	10

9.37	15.82	117	0.10		0.66		0.10		0.66		1.76	14

8.80	(15.57)	307	0.10		0.66		0.10		0.66		13.36	7

11.67	44.90	154	0.12	(j)	0.73	(j)	0.12	(j)	0.73	(j)	0.18	18

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE Global ex-US Fund (Cont.)
Class A

06/30/2025	$9.34	$0.39	$1.13	$1.52	$(0.47)	$(0.12)	$(0.59)

06/30/2024	9.15	0.50	0.53	1.03	(0.47)	(0.37)	(0.84)

06/30/2023	8.62	0.15	1.12	1.27	(0.14)	(0.60)	(0.74)

06/30/2022	11.48	1.08	(2.74)	(1.66)	(1.20)	0.00	(1.20)

06/30/2021	8.10	0.18	3.39	3.57	(0.19)	0.00	(0.19)

PIMCO RAE International Fund
Institutional Class

06/30/2025	$8.01	$0.33	$1.16	$1.49	$(0.25)	$(0.48)	$(0.73)

06/30/2024	8.09	0.27	0.44	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.55	0.25	0.82	1.07	(0.17)	(0.36)	(0.53)

06/30/2022	11.23	0.36	(1.69)	(1.33)	(0.46)	(1.89)	(2.35)

06/30/2021	8.11	0.27	3.08	3.35	(0.23)	0.00	(0.23)
I-2

06/30/2025	7.96	0.33	1.14	1.47	(0.25)	(0.48)	(0.73)

06/30/2024	8.04	0.24	0.47	0.71	(0.47)	(0.32)	(0.79)

06/30/2023	7.51	0.26	0.80	1.06	(0.17)	(0.36)	(0.53)

06/30/2022	11.17	0.35	(1.69)	(1.34)	(0.43)	(1.89)	(2.32)

06/30/2021	8.07	0.40	2.92	3.32	(0.22)	0.00	(0.22)
Class A

06/30/2025	7.80	0.27	1.15	1.42	(0.22)	(0.48)	(0.70)

06/30/2024	7.90	0.23	0.45	0.68	(0.46)	(0.32)	(0.78)

06/30/2023	7.39	0.19	0.82	1.01	(0.14)	(0.36)	(0.50)

06/30/2022	11.06	0.32	(1.66)	(1.34)	(0.44)	(1.89)	(2.33)

06/30/2021	8.01	0.30	2.96	3.26	(0.21)	0.00	(0.21)

PIMCO RAE US Fund
Institutional Class

06/30/2025	$14.57	$0.27	$0.66	$0.93	$(0.25)	$(1.38)	$(1.63)

06/30/2024	12.66	0.25	2.55	2.80	(0.40)	(0.49)	(0.89)

06/30/2023	11.81	0.29	1.53	1.82	(0.14)	(0.83)	(0.97)

06/30/2022	14.03	0.26	(1.13)	(0.87)	(0.17)	(1.18)	(1.35)

06/30/2021	9.72	0.25	4.44	4.69	(0.28)	(0.10)	(0.38)
I-2

06/30/2025	14.43	0.25	0.66	0.91	(0.24)	(1.38)	(1.62)

06/30/2024	12.55	0.23	2.54	2.77	(0.40)	(0.49)	(0.89)

06/30/2023	11.72	0.28	1.52	1.80	(0.14)	(0.83)	(0.97)

06/30/2022	13.94	0.25	(1.13)	(0.88)	(0.16)	(1.18)	(1.34)

06/30/2021	9.67	0.23	4.41	4.64	(0.27)	(0.10)	(0.37)
Class A

06/30/2025	14.09	0.20	0.64	0.84	(0.22)	(1.38)	(1.60)

06/30/2024	12.29	0.19	2.48	2.67	(0.38)	(0.49)	(0.87)

06/30/2023	11.52	0.23	1.49	1.72	(0.12)	(0.83)	(0.95)

06/30/2022	13.75	0.21	(1.11)	(0.90)	(0.15)	(1.18)	(1.33)

06/30/2021	9.55	0.19	4.37	4.56	(0.26)	(0.10)	(0.36)

PIMCO RAE US Small Fund
Institutional Class

06/30/2025	$10.60	$0.18	$0.30	$0.48	$(0.10)	$(0.27)	$(0.37)

06/30/2024	8.55	0.12	2.08	2.20	(0.15)	0.00	(0.15)

06/30/2023	8.27	0.17	0.91	1.08	(0.11)	(0.69)	(0.80)

06/30/2022	15.90	0.15	(1.62)	(1.47)	(0.20)	(5.96)	(6.16)

06/30/2021	8.80	0.09	8.05	8.14	(0.17)	(0.87)	(1.04)
I-2

06/30/2025	10.45	0.17	0.30	0.47	(0.10)	(0.27)	(0.37)

06/30/2024	8.44	0.10	2.05	2.15	(0.14)	0.00	(0.14)

06/30/2023	8.18	0.14	0.92	1.06	(0.11)	(0.69)	(0.80)

06/30/2022	15.80	0.15	(1.61)	(1.46)	(0.20)	(5.96)	(6.16)

06/30/2021	8.76	0.02	8.06	8.08	(0.17)	(0.87)	(1.04)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.27	17.26%	$16,532	0.35%		0.90%		0.35%		0.90%		4.11%	12%

9.34	11.70	16,445	0.35		0.90		0.35		0.90		5.47	10

9.15	15.57	15,625	0.35		0.91		0.35		0.91		1.72	14

8.62	(15.87)	9,334	0.35		0.91		0.35		0.91		10.37	7

11.48	44.43	11,523	0.37	(j)	0.98	(j)	0.37	(j)	0.98	(j)	1.88	18

$8.77	20.10%	$581,678	0.50%		0.51%		0.50%		0.51%		4.08%	76%

8.01	9.14	474,743	0.51		0.52		0.50		0.51		3.32	49

8.09	14.91	561,420	0.51		0.52		0.50		0.51		3.29	94

7.55	(14.14)	503,685	0.51		0.52		0.50		0.51		3.77	58

11.23	41.64	1,025,896	0.51	(m)	0.55	(m)	0.51	(m)	0.55	(m)	2.79	87

8.70	19.89	9,419	0.60		0.61		0.60		0.61		4.07	76

7.96	9.14	7,785	0.61		0.62		0.60		0.61		3.00	49

8.04	14.78	10,660	0.61		0.62		0.60		0.61		3.36	94

7.51	(14.25)	11,264	0.61		0.62		0.60		0.61		3.44	58

11.17	41.51	25,494	0.61	(n)	0.65	(n)	0.61	(n)	0.65	(n)	3.66	87

8.52	19.61	3,173	0.85		0.86		0.85		0.86		3.34	76

7.80	8.93	5,292	0.86		0.87		0.85		0.86		2.98	49

7.90	14.42	5,285	0.86		0.87		0.85		0.86		2.51	94

7.39	(14.41)	21,550	0.86		0.87		0.85		0.86		3.49	58

11.06	41.10	25,298	0.86	(n)	0.90	(n)	0.86	(n)	0.90	(n)	2.87	87

$13.87	6.41%	$1,336,939	0.40%		0.41%		0.40%		0.41%		1.96%	57%

14.57	23.13	1,372,233	0.40		0.41		0.40		0.41		1.84	73

12.66	15.73	1,091,632	0.40		0.41		0.40		0.41		2.33	77

11.81	(7.16)	778,671	0.40		0.41		0.40		0.41		1.94	69

14.03	48.99	915,231	0.40	(o)	0.44	(o)	0.40	(o)	0.44	(o)	2.06	54

13.72	6.35	25,597	0.50		0.51		0.50		0.51		1.84	57

14.43	23.04	38,700	0.50		0.51		0.50		0.51		1.76	73

12.55	15.63	56,292	0.50		0.51		0.50		0.51		2.23	77

11.72	(7.25)	44,350	0.50		0.51		0.50		0.51		1.87	69

13.94	48.77	39,056	0.50	(p)	0.54	(p)	0.50	(p)	0.54	(p)	1.92	54

13.33	5.95	25,774	0.80		0.81		0.80		0.81		1.51	57

14.09	22.70	49,038	0.80		0.81		0.80		0.81		1.44	73

12.29	15.23	19,529	0.80		0.81		0.80		0.81		1.92	77

11.52	(7.54)	15,623	0.80		0.81		0.80		0.81		1.57	69

13.75	48.44	12,212	0.80	(n)	0.84	(n)	0.80	(n)	0.84	(n)	1.65	54

$10.71	4.19%	$1,424,492	0.50%		0.50%		0.50%		0.50%		1.64%	59%

10.60	25.82	837,907	0.50		0.51		0.50		0.51		1.27	62

8.55	13.36	440,423	0.50		0.51		0.50		0.51		1.95	92

8.27	(13.65)	274,652	0.50		0.51		0.50		0.51		1.33	131

15.90	97.65	331,165	0.53	(o)	0.56	(o)	0.51	(o)	0.54	(o)	0.79	118

10.55	4.11	344,452	0.60		0.60		0.60		0.60		1.54	59

10.45	25.63	199,705	0.60		0.61		0.60		0.61		1.10	62

8.44	13.22	87,529	0.60		0.61		0.60		0.61		1.72	92

8.18	(13.68)	47,933	0.60		0.61		0.60		0.61		1.39	131

15.80	97.30	6,427	0.63	(p)	0.66	(p)	0.61	(p)	0.64	(p)	0.17	118

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAE US Small Fund (Cont.)
Class A

06/30/2025	$10.16	$0.13	$0.29	$0.42	$(0.08)	$(0.27)	$(0.35)

06/30/2024	8.23	0.08	1.98	2.06	(0.13)	0.00	(0.13)

06/30/2023	8.00	0.13	0.89	1.02	(0.10)	(0.69)	(0.79)

06/30/2022	15.62	0.12	(1.60)	(1.48)	(0.18)	(5.96)	(6.14)

06/30/2021	8.68	(0.04)	8.01	7.97	(0.16)	(0.87)	(1.03)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Fund’s Investment advisory fee was decreased by 0.01% to an annual rate of 0.44%.
(g)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.25%.
(h)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.04% to an annual rate of 0.45%.
(i)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.35%.
(j)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.25%.
(k)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.35%.
(l)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.15%.
(m)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.20%.
(n)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(o)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.15%.
(p)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.25%.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.23	3.81%	$212,401	0.90%		0.90%		0.90%		0.90%		1.23%	59%

10.16	25.16	149,065	0.90		0.91		0.90		0.91		0.87	62

8.23	12.95	83,456	0.90		0.91		0.90		0.91		1.53	92

8.00	(13.98)	73,766	0.90		0.91		0.90		0.91		1.11	131

15.62	96.82	46,113	0.93	(n)	0.96	(n)	0.91	(n)	0.94	(n)	(0.27)	118

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Assets:

Investments, at value
Investments in securities^	$245,684	$2,338,218	$179	$588,389	$1,384,019	$1,963,450
Investments in Affiliates	4,466	16,118	113,456	45,568	25,273	36,533
Financial Derivative Instruments
Exchange-traded or centrally cleared	191	0	0	0	0	1
Over the counter	396	0	0	0	0	0
Cash	0	5	0	0	1,879	0
Deposits with counterparty	2,583	0	0	0	0	3,273
Foreign currency, at value	564	9,129	0	0	0	0
Receivable for investments sold	24	0	0	77	146	0
Receivable for TBA investments sold	81,631	0	0	0	0	0
Receivable for Fund shares sold	221	2,086	1	105	540	32,316
Interest and/or dividends receivable	1,337	22,548	0	5,912	1,943	3,140
Dividends receivable from Affiliates	11	10	0	13	17	23
Reimbursement receivable from PIMCO	2	16	50	4	12	14
Total Assets	337,110	2,388,130	113,686	640,068	1,413,829	2,038,750

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,334	$0	$0	$0	$0	$0
Payable for sale-buyback transactions	1,019	0	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	198	0	0	0	0	0
Over the counter	810	0	0	0	0	0
Payable for investments purchased	321	439	0	27,790	0	23,545
Payable for investments in Affiliates purchased	12	11	7	13	17	24
Payable for investments purchased on a delayed-delivery basis	12	0	0	0	0	0
Payable for TBA investments purchased	135,748	0	0	0	0	0
Payable for unfunded loan commitments	200	0	0	0	0	0
Payable upon return of securities loaned	0	11,576	0	17,425	24,272	29,595
Deposits from counterparty	5	6,662	0	0	0	0
Payable for Fund shares redeemed	94	698	0	166	784	2,131
Overdraft due to custodian	34	0	0	179	0	0
Accrued investment advisory fees	67	925	35	133	272	530
Accrued supervisory and administrative fees	52	485	15	89	169	279
Accrued distribution fees	6	0	0	0	0	0
Accrued servicing fees	29	8	3	1	5	42
Accrued taxes payable	0	6,768	0	0	0	0
Foreign capital gains tax payable	3	0	0	0	0	0
Other liabilities	0	59	0	2	0	1,259
Total Liabilities	139,944	27,631	60	45,798	25,519	57,405

Commitments and Contingent Liabilities^^

Net Assets	$197,166	$2,360,499	$113,626	$594,270	$1,388,310	$1,981,345

Net Assets Consist of:

Paid in capital	$260,178	$2,203,293	$105,743	$492,148	$1,041,617	$1,789,561
Distributable earnings (accumulated loss)	(63,012)	157,206	7,883	102,122	346,693	191,784

Net Assets	$197,166	$2,360,499	$113,626	$594,270	$1,388,310	$1,981,345

Cost of investments in securities	$232,260	$2,053,825	$179	$490,642	$1,131,784	$1,795,332
Cost of investments in Affiliates	$4,466	$16,119	$101,767	$45,568	$25,272	$36,533
Cost of foreign currency held	$556	$8,990	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(11)	$0	$0	$0	$0	$0

^ Includes securities on loan of:	$0	$11,078	$0	$16,349	$23,739	$28,971

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Net Assets:

Institutional Class	$21,512	$2,077,645	$96,986	$581,678	$1,336,939	$1,424,492
I-2	24,161	245,867	108	9,419	25,597	344,452
Class A	141,811	36,987	16,532	3,173	25,774	212,401
Class C	9,682	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	1,595	181,209	9,172	66,332	96,368	133,035
I-2	1,789	21,637	10	1,082	1,866	32,661
Class A	10,551	3,317	1,610	372	1,934	20,765
Class C	722	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$13.48	$11.47	$10.57	$8.77	$13.87	$10.71
I-2	13.51	11.36	10.57	8.70	13.72	10.55
Class A	13.44	11.15	10.27	8.52	13.33	10.23

Class C	13.42	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Statements of Operations

Year Ended June 30, 2025
(Amounts in thousands†)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Investment Income:

Interest, net of foreign taxes*	$5,200	$24	$3	$61	$51	$99
Dividends, net of foreign taxes*	4,022	129,508	1	23,748	33,816	34,996
Dividends from Investments in Affiliates	89	472	4,838	73	179	369
Securities lending income	0	375	0	525	69	161
Total Income	9,311	130,379	4,842	24,407	34,115	35,625

Expenses:

Investment advisory fees	795	10,463	438	1,596	3,603	5,808
Supervisory and administrative fees	616	5,482	181	1,076	2,241	3,073
Distribution and/or servicing fees - Class A	336	97	41	10	72	507
Distribution and/or servicing fees - Class C	98	N/A	N/A	N/A	N/A	N/A
Trustee fees	10	111	6	30	82	82
Interest expense	415	4	0	0	0	0
Miscellaneous expense	11	103	5	26	71	82
Total Expenses	2,281	16,260	671	2,738	6,069	9,552
Waiver and/or Reimbursement by PIMCO	(10)	(111)	(610)	(30)	(82)	(82)
Net Expenses	2,271	16,149	61	2,708	5,987	9,470

Net Investment Income (Loss)	7,040	114,230	4,781	21,699	28,128	26,155

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	9,577	95,199	0	41,203	166,508	58,589
Investments in Affiliates	2	10	(2,502)	1	0	9
Net capital gain distributions received from Affiliate investments	0	0	4,081	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	815	190	0	0	48	6
Over the counter financial derivative instruments	19	(20)	0	0	0	0
Foreign currency	(17)	(3,386)	0	(126)	0	0

Net Realized Gain (Loss)	10,396	91,993	1,579	41,078	166,556	58,604

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	7,430	14,699	0	33,157	(105,497)	(54,775)
Investments in Affiliates	(1)	(1)	11,436	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	10	0	0	0	0	22
Over the counter financial derivative instruments	(248)	0	0	0	0	0
Foreign currency assets and liabilities	21	666	0	338	0	0

Net Change in Unrealized Appreciation (Depreciation)	7,212	15,364	11,436	33,495	(105,497)	(54,753)

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,648	$221,587	$17,796	$96,272	$89,187	$30,006

* Foreign tax withholdings - Interest	$3	$0	$0	$0	$0	$0

* Foreign tax withholdings - Dividends	$264	$18,276	$0	$2,928	$0	$0

** Foreign capital gains tax	$0	$12,216	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$12,230	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO EQUITY SERIES	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Statements of Changes in Net Assets

	PIMCO Dividend and Income Fund		PIMCO RAE Emerging Markets Fund		PIMCO RAE Global ex-US Fund

(Amounts in thousands†)	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,040	$6,309	$114,230	$59,121	$4,781	$5,885
Net realized gain (loss)	10,396	6,082	91,993	110,355	1,579	733
Net change in unrealized appreciation (depreciation)	7,212	7,083	15,364	149,680	11,436	5,107

Net Increase (Decrease) in Net Assets Resulting from Operations	24,648	19,474	221,587	319,156	17,796	11,725

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(859)	(817)	(113,702)	(56,778)	(5,662)	(7,467)
I-2	(1,045)	(837)	(12,624)	(5,137)	(6)	(11)
Class A	(6,452)	(6,217)	(2,878)	(837)	(1,010)	(1,363)
Class C	(400)	(475)	N/A	N/A	N/A	N/A

Total Distributions(a)	(8,756)	(8,346)	(129,204)	(62,752)	(6,678)	(8,841)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	9,864	(9,298)	422,949	205,231	(4,763)	12,175

Total Increase (Decrease) in Net Assets	25,756	1,830	515,332	461,635	6,355	15,059

Net Assets:

Beginning of year	171,410	169,580	1,845,167	1,383,532	107,271	92,212
End of year	$197,166	$171,410	$2,360,499	$1,845,167	$113,626	$107,271

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO RAE International Fund		PIMCO RAE US Fund		PIMCO RAE US Small Fund

Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

$21,699	$16,385	$28,128	$22,944	$26,155	$9,867
41,078	66,664	166,556	122,618	58,604	50,339
33,495	(37,480)	(105,497)	116,685	(54,753)	126,561

96,272	45,569	89,187	262,247	30,006	186,767

(50,998)	(45,132)	(156,331)	(71,487)	(37,928)	(8,806)
(645)	(1,028)	(4,138)	(3,871)	(8,991)	(1,752)
(396)	(522)	(3,177)	(1,394)	(6,810)	(1,443)
N/A	N/A	N/A	N/A	N/A	N/A

(52,039)	(46,682)	(163,646)	(76,752)	(53,729)	(12,001)

62,217	(88,432)	2,798	107,023	818,391	400,503

106,450	(89,545)	(71,661)	292,518	794,668	575,269

487,820	577,365	1,459,971	1,167,453	1,186,677	611,408
$594,270	$487,820	$1,388,310	$1,459,971	$1,981,345	$1,186,677

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO Dividend and Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.6%

ASSET-BACKED SECURITIES 14.1%

CAYMAN ISLANDS 3.4%

522 Funding CLO Ltd.
5.479% due 10/23/2034 •		$400	$400

Anchorage Credit Funding Ltd.
3.900% due 07/28/2037		434	426
3.928% due 04/25/2038		400	393
4.620% due 04/25/2037		362	360
4.430% due 07/25/2037		430	426

Atlas Senior Loan Fund Ltd.
5.499% due 10/23/2032 •		321	322

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039		450	433

CIFC Funding Ltd.
5.658% due 07/15/2036 •		400	401

LCM Ltd.
5.549% due 07/20/2034 •		400	400

Newark BSL CLO Ltd.
5.513% due 07/25/2030 •		168	168

Ocean Trails CLO
5.546% due 07/15/2034 •		400	401

Palmer Square CLO Ltd.
5.592% due 04/20/2035 •		800	801

PFP Ltd.
6.144% due 09/17/2039 •		353	354

TIAA CLO Ltd.
5.409% due 01/20/2032 •		300	300

Tralee CLO Ltd.
5.502% due 10/25/2032 •		291	291

Voya CLO Ltd.
5.621% due 10/17/2032 •		782	783

Total Cayman Islands			6,659

IRELAND 0.6%

Arbour CLO DAC
3.155% due 12/15/2038 •	EUR	400	472

Invesco Euro CLO DAC
3.296% due 10/30/2038 •		400	470

Palmer Square European Loan Funding DAC
3.113% due 05/15/2033 •		288	340

Total Ireland			1,282

ITALY 0.2%

Golden Bar Securitisation SRL
3.086% due 09/22/2043 •		316	374

Total Italy			374

JERSEY, CHANNEL ISLANDS 0.2%

37 Capital CLO Ltd.
5.546% due 07/15/2034 •		$400	400

Total Jersey, Channel Islands			400

UNITED STATES 9.7%

Bear Stearns Asset-Backed Securities Trust
5.789% due 12/25/2034 •		717	716

Bridgecrest Lending Auto Securitization Trust
5.540% due 02/16/2027		70	70

Carvana Auto Receivables Trust
6.160% due 10/10/2028		348	352
5.820% due 08/10/2028		331	334

Chase Auto Owner Trust
5.250% due 09/27/2027		198	198

Citigroup Mortgage Loan Trust, Inc.
5.064% due 02/25/2035 •		789	743

Credit Suisse First Boston Mortgage Securities Corp.
4.562% due 01/25/2032 •		327	320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ECMC Group Student Loan Trust
5.570% due 11/25/2069 •	$606	$609

EMC Mortgage Loan Trust
5.734% due 02/25/2041 •	16	17

Ent Auto Receivables Trust
6.240% due 01/16/2029	392	395

Exeter Automobile Receivables Trust
5.600% due 05/17/2027	61	61

FBR Securitization Trust
5.139% due 11/25/2035 •	529	525

First Investors Auto Owner Trust
6.440% due 10/16/2028	133	134

GLS Auto Receivables Issuer Trust
4.760% due 10/15/2027	257	257

GLS Auto Select Receivables Trust
6.370% due 06/15/2028	137	138
5.590% due 10/15/2029	304	308

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029	800	809

GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059	197	197
5.320% due 03/25/2060	400	408

GreenSky Home Improvement Trust
5.880% due 06/25/2059	59	59

Home Equity Asset Trust
5.139% due 01/25/2036 •	92	88

Lendmark Funding Trust
5.530% due 06/21/2032	200	204

Morgan Stanley Home Equity Loan Trust
4.534% due 12/25/2036 •	1,234	590

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	154	142

Navient Student Loan Trust
5.320% due 08/26/2069 •	513	512

Nelnet Student Loan Trust
4.874% due 09/27/2066 •	66	66

Octane Receivables Trust
4.940% due 05/20/2030	381	382

Option One Mortgage Loan Trust
4.654% due 04/25/2037 •	1,638	1,160

Pagaya AI Debt Grantor Trust
5.183% due 06/15/2032	184	184
5.092% due 07/15/2032	223	223

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	165	167

Pagaya AI Debt Trust
5.373% due 01/17/2033	400	401

PRET LLC
6.996% due 07/25/2054 þ	706	707
5.925% due 10/25/2054 þ	374	373

Reach ABS Trust
6.300% due 02/18/2031	32	32
5.880% due 07/15/2031	172	172

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	375	377

Residential Asset Mortgage Products Trust
5.499% due 05/25/2035 •	993	965

Residential Asset Securities Corp. Trust
5.319% due 01/25/2034 •	43	44

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033	250	251

SCCU Auto Receivables Trust
5.110% due 06/15/2029	400	402

SLM Private Credit Student Loan Trust
4.910% due 06/15/2039 •	513	500

SLM Student Loan Trust
5.220% due 03/25/2026 •	589	586

SMB Private Education Loan Trust
5.754% due 02/16/2055 •	480	483
5.403% due 07/15/2053 •	711	712
5.060% due 03/16/2054	365	369

Soundview Home Loan Trust
5.434% due 09/25/2037 •	1,698	1,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.839% due 12/25/2036 •	$668	$665

Structured Asset Investment Loan Trust
4.584% due 09/25/2036 •	82	81

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	387	388

Total United States		19,109

Total Asset-Backed Securities (Cost $28,364)		27,824

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

FRANCE 0.1%

Altice France SA
9.756% (TSFR3M + 5.500%) due 08/15/2028 ~	99	90

Total France		90

JERSEY, CHANNEL ISLANDS 0.2%

Softbank Vision Fund
TBD% due 12/23/2029 «µ	200	200
6.000% due 12/23/2025 «	251	251

Total Jersey, Channel Islands		451

NETHERLANDS 0.0%

Lealand Finance Co. BV
7.441% (TSFR1M + 3.000%) due 06/30/2027 ~	1	1

Lealand Finance Co. BV (5.441% Cash and 3.000% PIK)
8.441% (TSFR1M + 1.000%) due 12/31/2027 ~(b)	3	1

Total Netherlands		2

UNITED STATES 0.3%

Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «	124	124
12.235% (TSFR3M + 7.875%) due 11/03/2028 «	481	495

Mercury Aggregator LP (13.500% PIK)
13.500% due 04/03/2026 «(b)	20	14

Mercury Aggregator LP (3.500% PIK)
3.500% due 04/03/2026 «(b)	11	7

Syniverse Holdings, Inc.
11.296% (TSFR3M + 7.000%) due 05/13/2027 ~	8	8

U.S. Renal Care, Inc.
9.441% (TSFR1M + 5.000%) due 06/20/2028 ~	13	12

Westmoreland Coal Co.
8.000% due 03/15/2029 «	2	1

Total United States		661

Total Loan Participations and Assignments (Cost $1,182)		1,204

	SHARES
COMMON STOCKS 45.9%

AUSTRALIA 0.6%

INDUSTRIALS 0.4%

Brambles Ltd.	29,749	459

Computershare Ltd.	11,497	302

		761

MATERIALS 0.2%

Fortescue Ltd.	35,614	358

Total Australia		1,119

18	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
AUSTRIA 0.1%

ENERGY 0.1%

OMV AG	3,160	$172

Total Austria		172

BELGIUM 0.1%

FINANCIALS 0.1%

Ageas SA	3,150	213

Total Belgium		213

BRAZIL 0.7%

CONSUMER STAPLES 0.1%

Ambev SA	102,700	252

ENERGY 0.3%

Petroleo Brasileiro SA - Petrobras	81,500	511

FINANCIALS 0.1%

Banco do Brasil SA	36,900	150

BB Seguridade Participacoes SA	19,700	130

		280

MATERIALS 0.2%

Vale SA	41,600	403

Total Brazil		1,446

CANADA 1.4%

CONSUMER DISCRETIONARY 0.1%

Canadian Tire Corp. Ltd. ‘A’	1,117	152

ENERGY 1.0%

ARC Resources Ltd.	12,832	270

Enbridge, Inc.	4,670	212

Pembina Pipeline Corp.	3,175	119

South Bow Corp.	2,114	55

Suncor Energy, Inc.	27,094	1,015

TC Energy Corp.	4,225	206

Whitecap Resources, Inc.	27,021	182

		2,059

MATERIALS 0.3%

Barrick Mining Corp.	23,865	497

Total Canada		2,708

CHILE 0.1%

FINANCIALS 0.1%

Banco de Chile	956,555	145

Total Chile		145

CHINA 1.9%

COMMUNICATION SERVICES 0.5%

NetEase, Inc.	38,100	1,027

CONSUMER DISCRETIONARY 0.7%

Alibaba Group Holding Ltd.	13,700	194

Haier Smart Home Co. Ltd. ‘H’	51,000	147

JD.com, Inc.’A’	53,400	872

	SHARES	MARKET VALUE (000S)

Yum China Holdings, Inc.	4,706	$210

		1,423

ENERGY 0.1%

China Shenhua Energy Co. Ltd. ‘H’	72,000	280

FINANCIALS 0.3%

China Pacific Insurance Group Co. Ltd. ‘H’	55,400	191

PICC Property & Casualty Co. Ltd. ‘H’	152,000	295

		486

INDUSTRIALS 0.2%

Yangzijiang Shipbuilding Holdings Ltd.	76,100	133

ZTO Express Cayman, Inc.	9,050	160

		293

MATERIALS 0.1%

China Hongqiao Group Ltd.	73,000	168

Total China		3,677

CZECH REPUBLIC 0.1%

UTILITIES 0.1%

CEZ AS	3,455	203

Total Czech Republic		203

DENMARK 0.1%

INDUSTRIALS 0.1%

AP Moller - Maersk AS ‘B’	92	171

Total Denmark		171

FINLAND 0.4%

INDUSTRIALS 0.1%

Wartsila Oyj Abp	6,174	146

INFORMATION TECHNOLOGY 0.3%

Nokia Oyj	115,292	598

Total Finland		744

FRANCE 1.6%

CONSUMER DISCRETIONARY 0.3%

Cie Generale des Etablissements Michelin SCA	14,695	546

INDUSTRIALS 0.9%

Bouygues SA	3,958	179

Vinci SA	10,734	1,583

		1,762

UTILITIES 0.4%

Engie SA	39,902	938

Total France		3,246

GREECE 0.3%

CONSUMER DISCRETIONARY 0.1%

OPAP SA	6,039	137

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.2%

Eurobank Ergasias Services & Holdings SA ‘A’	55,518	$191

National Bank of Greece SA	18,991	242

		433

Total Greece		570

HONG KONG 0.6%

CONSUMER STAPLES 0.1%

WH Group Ltd.	179,500	173

INDUSTRIALS 0.1%

SITC International Holdings Co. Ltd.	44,000	141

REAL ESTATE 0.3%

China Resources Land Ltd.	69,500	237

Sun Hung Kai Properties Ltd.	31,500	363

		600

UTILITIES 0.1%

CLP Holdings Ltd.	35,000	295

Total Hong Kong		1,209

INDONESIA 0.4%

COMMUNICATION SERVICES 0.1%

Telkom Indonesia Persero Tbk PT	1,056,500	181

FINANCIALS 0.2%

Bank Mandiri Persero Tbk PT	807,900	243

Bank Rakyat Indonesia Persero Tbk PT	1,458,100	336

		579

INDUSTRIALS 0.1%

Astra International Tbk PT	431,400	119

Total Indonesia		879

IRELAND 0.9%

FINANCIALS 0.2%

AIB Group PLC	44,909	370

HEALTH CARE 0.7%

Medtronic PLC	15,094	1,316

Total Ireland		1,686

ISRAEL 0.7%

FINANCIALS 0.7%

Bank Hapoalim BM	27,028	519

Bank Leumi Le-Israel BM	32,705	608

Mizrahi Tefahot Bank Ltd.	3,321	217

Total Israel		1,344

ITALY 1.0%

FINANCIALS 0.6%

BPER Banca SpA	21,329	194

Intesa Sanpaolo SpA	182,840	1,053

		1,247

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.4%

Enel SpA	74,217	$704

Total Italy		1,951

JAPAN 2.6%

CONSUMER DISCRETIONARY 0.2%

Subaru Corp.	12,700	220

Yamaha Motor Co. Ltd.	19,100	143

		363

CONSUMER STAPLES 0.3%

Japan Tobacco, Inc.	20,400	601

FINANCIALS 1.3%

MS&AD Insurance Group Holdings, Inc.	27,900	624

Sompo Holdings, Inc.	19,500	588

Tokio Marine Holdings, Inc.	30,500	1,292

		2,504

HEALTH CARE 0.1%

Shionogi & Co. Ltd.	16,400	295

INDUSTRIALS 0.2%

Nippon Yusen KK	9,200	331

INFORMATION TECHNOLOGY 0.3%

Canon, Inc.	6,300	183

Murata Manufacturing Co. Ltd.	36,600	541

		724

REAL ESTATE 0.1%

Daito Trust Construction Co. Ltd.	1,300	142

UTILITIES 0.1%

Osaka Gas Co. Ltd.	8,000	205

Total Japan		5,165

LUXEMBOURG 0.2%

ENERGY 0.1%

Tenaris SA	8,768	164

FINANCIALS 0.1%

Intelsat Emergence SA «(i)	2,890	100

INDUSTRIALS 0.0%

Foresea Holdings SA «	2,200	45

Total Luxembourg		309

MALAYSIA 0.1%

UTILITIES 0.1%

Tenaga Nasional Bhd	39,400	135

Total Malaysia		135

MEXICO 0.2%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(d)	41,996	0

	SHARES	MARKET VALUE (000S)
MATERIALS 0.2%

Grupo Mexico SAB de CV ‘B’	69,400	$420

Total Mexico		420

NETHERLANDS 0.5%

COMMUNICATION SERVICES 0.2%

Koninklijke KPN NV	83,354	407

CONSUMER STAPLES 0.3%

Koninklijke Ahold Delhaize NV	12,674	529

Total Netherlands		936

NORWAY 0.3%

ENERGY 0.3%

Aker BP ASA	6,712	172

Equinor ASA	18,020	455

		627

Total Norway		627

POLAND 0.6%

ENERGY 0.1%

ORLEN SA	12,567	286

FINANCIALS 0.5%

Bank Polska Kasa Opieki SA	3,937	203

Powszechna Kasa Oszczednosci Bank Polski SA	18,734	391

Powszechny Zaklad Ubezpieczen SA	13,030	228

Santander Bank Polska SA	1,068	147

		969

Total Poland		1,255

SINGAPORE 0.2%

FINANCIALS 0.1%

Singapore Exchange Ltd.	18,400	216

INDUSTRIALS 0.1%

Singapore Airlines Ltd.	32,100	176

Total Singapore		392

SOUTH AFRICA 0.8%

FINANCIALS 0.7%

Absa Group Ltd.	18,385	183

FirstRand Ltd.	108,695	465

Nedbank Group Ltd.	9,804	135

Sanlam Ltd.	38,621	193

Standard Bank Group Ltd.	28,449	365

		1,341

MATERIALS 0.1%

Gold Fields Ltd.	9,491	225

Total South Africa		1,566

SOUTH KOREA 0.5%

CONSUMER DISCRETIONARY 0.2%

Kia Corp.	5,182	371

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

KT&G Corp.	2,038	$193

FINANCIALS 0.1%

Meritz Financial Group, Inc.	1,822	152

Samsung Fire & Marine Insurance Co. Ltd.	669	214

		366

INFORMATION TECHNOLOGY 0.1%

Samsung Electronics Co. Ltd.	3,331	147

Total South Korea		1,077

SPAIN 1.9%

CONSUMER DISCRETIONARY 0.3%

Industria de Diseno Textil SA	10,177	531

ENERGY 0.2%

Repsol SA	24,774	362

FINANCIALS 1.2%

Banco Bilbao Vizcaya Argentaria SA	121,302	1,868

Banco de Sabadell SA	111,830	356

Banco Santander SA	30,774	255

		2,479

INDUSTRIALS 0.1%

ACS Actividades de Construccion y Servicios SA	3,778	263

UTILITIES 0.1%

Endesa SA	6,962	220

Total Spain		3,855

SWEDEN 0.5%

CONSUMER DISCRETIONARY 0.1%

Evolution AB	3,248	258

INDUSTRIALS 0.1%

Skanska AB ‘B’	7,357	171

INFORMATION TECHNOLOGY 0.3%

Telefonaktiebolaget LM Ericsson ‘B’	59,887	512

Total Sweden		941

SWITZERLAND 2.7%

CONSUMER STAPLES 0.3%

Nestle SA	5,200	517

FINANCIALS 0.7%

Swiss Re AG	4,819	834

Zurich Insurance Group AG	818	572

		1,406

HEALTH CARE 1.5%

Novartis AG	13,455	1,633

Roche Holding AG	3,985	1,301

		2,934

20	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
MATERIALS 0.2%

Holcim AG	5,891	$437

Total Switzerland		5,294

TAIWAN 1.0%

INFORMATION TECHNOLOGY 1.0%

Lite-On Technology Corp.	44,000	167

MediaTek, Inc.	33,000	1,414

Novatek Microelectronics Corp.	12,000	224

Realtek Semiconductor Corp.	11,000	213

Total Taiwan		2,018

UNITED KINGDOM 3.2%

COMMUNICATION SERVICES 0.1%

Vodafone Group PLC	135,852	145

CONSUMER DISCRETIONARY 0.1%

Kingfisher PLC	36,853	147

CONSUMER STAPLES 1.6%

Associated British Foods PLC	7,049	199

British American Tobacco PLC	43,417	2,064

Imperial Brands PLC	17,145	678

Tesco PLC	42,248	233

		3,174

ENERGY 0.3%

Shell PLC	18,076	631

FINANCIALS 0.3%

3i Group PLC	8,113	459

Admiral Group PLC	3,394	152

		611

INDUSTRIALS 0.2%

BAE Systems PLC	6,255	162

Intertek Group PLC	3,460	226

		388

MATERIALS 0.5%

Rio Tinto PLC	16,436	957

UTILITIES 0.1%

National Grid PLC	20,620	303

Total United Kingdom		6,356

UNITED STATES 19.6%

COMMUNICATION SERVICES 2.5%

Clear Channel Outdoor Holdings, Inc. (d)	29,821	35

Comcast Corp. ‘A’	34,462	1,230

Electronic Arts, Inc.	5,279	843

iHeartMedia, Inc. ‘A’ (d)	6,979	12

iHeartMedia, Inc. ‘B’ «(d)	5,486	8

Verizon Communications, Inc.	65,468	2,833

Windstream Services LLC «(d)	40	1

		4,962

CONSUMER DISCRETIONARY 1.3%

Best Buy Co., Inc.	4,334	291

	SHARES	MARKET VALUE (000S)

Booking Holdings, Inc.	32	$185

eBay, Inc.	9,821	731

Expedia Group, Inc.	2,695	455

Home Depot, Inc.	2,015	739

Williams-Sonoma, Inc.	753	123

		2,524

CONSUMER STAPLES 3.8%

Altria Group, Inc.	36,929	2,165

Colgate-Palmolive Co.	6,837	622

Kimberly-Clark Corp.	7,250	935

Philip Morris International, Inc.	14,415	2,625

Procter & Gamble Co.	929	148

Target Corp.	9,964	983

		7,478

ENERGY 1.4%

Antero Midstream Corp.	1,572	30

Cheniere Energy, Inc.	473	115

Devon Energy Corp.	13,502	429

DTE Midstream, Inc.	1,452	160

EOG Resources, Inc.	9,137	1,093

Hess Midstream LP ‘A’	2,193	84

Kinder Morgan, Inc.	9,025	265

Kinetik Holdings, Inc.	651	29

ONEOK, Inc.	2,322	190

Targa Resources Corp.	655	114

Williams Cos., Inc.	3,612	227

		2,736

FINANCIALS 1.8%

Bank of New York Mellon Corp.	2,217	202

CME Group, Inc.	3,074	847

Hartford Insurance Group, Inc.	2,168	275

Northern Trust Corp.	4,268	541

State Street Corp.	6,320	672

Synchrony Financial	8,397	561

T. Rowe Price Group, Inc.	4,781	461

		3,559

HEALTH CARE 3.5%

AbbVie, Inc.	7,734	1,435

Amsurg Equity «(d)(i)	4,188	189

Johnson & Johnson	18,476	2,822

Merck & Co., Inc.	16,544	1,310

Pfizer, Inc.	46,045	1,116

		6,872

INDUSTRIALS 1.3%

EMCOR Group, Inc.	981	525

Lockheed Martin Corp.	4,512	2,090

Westmoreland Mining Holdings «(d)(i)	52	0

Westmoreland Mining LLC «(d)(i)	165	0

		2,615

INFORMATION TECHNOLOGY 3.3%

Apple, Inc.	3,093	635

Cisco Systems, Inc.	39,960	2,772

Microsoft Corp.	2,042	1,016

NVIDIA Corp.	7,854	1,241

QUALCOMM, Inc.	5,736	913

		6,577

		SHARES	MARKET VALUE (000S)
MATERIALS 0.3%

Amrize Ltd. (d)		5,891	$294

CF Industries Holdings, Inc.		3,645	335

			629

UTILITIES 0.4%

DTE Energy Co.		2,459	326

Edison International		8,315	429

			755

Total United States			38,707

Total Common Stocks (Cost $76,882)			90,536

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.4%

BERMUDA 0.1%

INDUSTRIALS 0.1%

Essent Group Ltd.
6.250% due 07/01/2029		$200	207

Total Bermuda			207

FRANCE 0.4%

BANKING & FINANCE 0.3%

BPCE SA
6.714% due 10/19/2029 •		250	265

Societe Generale SA
6.691% due 01/10/2034 •		400	427

			692

INDUSTRIALS 0.1%

Altice France SA
8.125% due 02/01/2027		200	180

Total France			872

GERMANY 0.1%

BANKING & FINANCE 0.1%

Deutsche Bank AG
3.547% due 09/18/2031 •		200	187

Total Germany			187

IRELAND 0.1%

INDUSTRIALS 0.1%

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	300	288

Total Ireland			288

ITALY 0.1%

BANKING & FINANCE 0.1%

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	225

Total Italy			225

JAPAN 0.4%

INDUSTRIALS 0.4%

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		868	797

Total Japan			797

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.1%

INDUSTRIALS 0.1%

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$208	$213

UTILITIES 0.0%

FORESEA Holding SA
7.500% due 06/15/2030		27	26

Total Luxembourg			239

SAUDI ARABIA 0.1%

INDUSTRIALS 0.1%

Saudi Arabian Oil Co.
4.750% due 06/02/2030		200	201

Total Saudi Arabia			201

SPAIN 0.2%

BANKING & FINANCE 0.2%

Banco Santander SA
6.607% due 11/07/2028		400	427

Total Spain			427

SWITZERLAND 0.7%

BANKING & FINANCE 0.7%

UBS Group AG
5.959% due 01/12/2034 •		637	671
3.091% due 05/14/2032 •		673	611

Total Switzerland			1,282

UNITED KINGDOM 0.8%

BANKING & FINANCE 0.5%

Barclays PLC
7.437% due 11/02/2033 •		700	795

Nationwide Building Society
6.557% due 10/18/2027 •		200	205

Thames SSNM
9.750% due 10/10/2027 «	GBP	9	12

			1,012

INDUSTRIALS 0.3%

Marston’s Issuer PLC
6.986% due 07/16/2035 ~		200	244

Mitchells & Butlers Finance PLC
4.808% (BP0003M + 0.450%) due 12/15/2030 ~		51	70

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		9	14

Thames Water Utilities Finance PLC
2.375% due 04/22/2042		100	91
0.875% due 01/31/2030	EUR	100	75

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (f)	GBP	1	1

			495

Total United Kingdom			1,507

UNITED STATES 2.3%

BANKING & FINANCE 0.3%

Credit Suisse AG AT1 Claim		$365	44

EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		460	454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLP Capital LP
5.300% due 01/15/2029		$19	$19

			521

INDUSTRIALS 1.4%

American Airlines Pass-Through Trust
3.350% due 04/15/2031		6	6

Boeing Co.
2.750% due 02/01/2026		60	59
2.196% due 02/04/2026		10	10
6.259% due 05/01/2027		400	412
6.298% due 05/01/2029		10	10

CVS Pass-Through Trust
8.353% due 07/10/2031		297	322

DISH DBS Corp.
5.250% due 12/01/2026		490	446
5.750% due 12/01/2028		200	173

Energy Transfer LP
4.950% due 05/15/2028		4	4

Exela Intermediate LLC
11.500% due 04/15/2026		11	1

Hyundai Capital America
4.300% due 09/24/2027		400	397

Topaz Solar Farms LLC
5.750% due 09/30/2039		58	57
4.875% due 09/30/2039		8	7

U.S. Renal Care, Inc.
10.625% due 06/28/2028		2	2

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		230	217

Venture Global LNG, Inc.
9.875% due 02/01/2032		150	162
7.000% due 01/15/2030		140	142

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)		230	230

			2,657

UTILITIES 0.6%

Pacific Gas & Electric Co.
3.300% due 03/15/2027		20	20
3.750% due 07/01/2028		110	107
3.250% due 06/01/2031		559	502
4.200% due 03/01/2029		200	195
2.500% due 02/01/2031		500	434

			1,258

Total United States			4,436

VENEZUELA 0.0%

INDUSTRIALS 0.0%

Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(c)		300	38
9.750% due 05/17/2035 ^(c)		20	3

Total Venezuela			41

Total Corporate Bonds & Notes (Cost $10,840)			10,709

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%

IRELAND 0.9%
Kinbane DAC
2.739% due 09/25/2062 ~	EUR	405	484

Lugo Funding DAC
3.049% due 05/26/2066 •		366	432

Merrion Square Residential DAC
2.999% due 03/24/2081 •		674	795

Total Ireland			1,711

UNITED KINGDOM 1.7%
Avon Finance
5.139% due 12/28/2049 •	GBP	493	677

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bridgegate Funding PLC
6.564% due 10/16/2062 •	GBP	1,330	$1,842

Eurosail-U.K. PLC
5.058% due 09/13/2045 •		168	229
5.308% due 06/13/2045 •		157	215

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	109	124

Towd Point Mortgage Funding
5.223% due 07/20/2053 •	GBP	232	319

Total United Kingdom			3,406

UNITED STATES 7.9%
AG Trust
6.327% due 07/15/2041 •		$190	191

Banc of America Alternative Loan Trust
6.000% due 07/25/2046		33	29

Banc of America Funding Trust
4.846% due 05/20/2036 ~		4	3

Banc of America Mortgage Trust
3.645% due 11/20/2046 ~		2	2
6.000% due 10/25/2036		6	5

BBCCRE Trust
3.966% due 08/10/2033		400	370

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		840	749
3.500% due 06/25/2062 ~		1,421	1,307

Chase Mortgage Finance Trust
4.443% due 09/25/2036 ~		14	12

CIM Trust
4.750% due 06/25/2064 ~		344	341
5.000% due 05/25/2062 ~		1,199	1,202

COMM Mortgage Trust
3.140% due 10/10/2036		400	372

Countrywide Alternative Loan Trust
6.000% due 06/25/2036		74	39
6.000% due 02/25/2037		49	18
6.250% due 12/25/2036 •		20	8

Countrywide Home Loan Mortgage Pass-Through Trust
4.934% due 07/25/2037 •		14	5

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		28	17

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
6.000% due 11/25/2035		308	70

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~		1,253	1,193
4.307% due 12/29/2037 ~		97	51

DBGS Mortgage Trust
7.076% due 10/15/2036 •		900	826

First Horizon Alternative Mortgage Securities Trust
5.138% due 06/25/2036 ~		90	72

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061		826	803

HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		1	1

JP Morgan Alternative Loan Trust
5.843% due 05/26/2037 ~		32	25

JP Morgan Chase Commercial Mortgage Securities Trust
5.158% due 04/15/2037 •		391	386
7.091% due 11/15/2038 •		967	955
7.235% due 10/05/2040		400	426

JP Morgan Mortgage Trust
6.500% due 07/25/2036		75	24

Merrill Lynch Mortgage Investors Trust
4.448% due 03/25/2036 ~		7	4

MFA Trust
4.250% due 02/25/2066 ~		361	346
4.400% due 03/25/2068 þ		1,194	1,186

PRPM Trust
6.327% due 06/25/2069 þ		324	330

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		730	729
5.846% due 08/25/2044 þ		325	327

22	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
5.234% due 10/25/2045 •	$40	$28
5.500% due 03/25/2037	173	142
6.250% due 03/25/2037	16	13

Structured Adjustable Rate Mortgage Loan Trust
4.600% due 10/25/2036 ~	1,072	534

Towd Point Mortgage Trust
4.518% due 10/25/2064 ~	362	361
5.107% due 07/25/2065 ~	656	670

Verus Securitization Trust
5.799% due 07/25/2069	649	654

Wells Fargo Alternative Loan Trust
6.520% due 07/25/2037 ~	347	322

WSTN Trust
6.518% due 07/05/2037 ~	500	508

Total United States		15,656

Total Non-Agency Mortgage-Backed Securities (Cost $20,573)		20,773

	SHARES
MASTER LIMITED PARTNERSHIPS 0.1%

UNITED STATES 0.1%

ENERGY 0.1%

Plains GP Holdings LP	7,339	143

Total Master Limited Partnerships (Cost $151)		143

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$12	12
7.350% due 07/01/2035	4	4

Total Illinois		16

NEW YORK 0.1%

New York City, New York General Obligation Bonds, Series 2025
6.385% due 02/01/2055	100	104

Total New York		104

PUERTO RICO 0.0%

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.125% due 07/01/2040 ^(c)	100	49

Total Puerto Rico		49

Total Municipal Bonds & Notes (Cost $146)		169

	SHARES
PREFERRED STOCKS 0.4%

BRAZIL 0.3%

UTILITIES 0.3%

Petroleo Brasileiro SA - Petrobras	101,600	587

Total Brazil		587

SOUTH KOREA 0.1%

INDUSTRIALS 0.1%

Samsung Electronics Co. Ltd.	2,728	100

Total South Korea		100

	SHARES	MARKET VALUE (000S)
UNITED KINGDOM 0.0%

BANKING & FINANCE 0.0%

Nationwide Building Society
10.250% ~	380	$68

Total United Kingdom		68

Total Preferred Stocks (Cost $729)		755

REAL ESTATE INVESTMENT TRUSTS 5.0%

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre SA	4,589	181

Total France		181

HONG KONG 0.1%

REAL ESTATE 0.1%

Link REIT	56,700	304

Total Hong Kong		304

JAPAN 0.1%

REAL ESTATE 0.1%

Nippon Building Fund, Inc.	162	150

Total Japan		150

SINGAPORE 0.1%

REAL ESTATE 0.1%

CapitaLand Ascendas REIT	82,000	173

Total Singapore		173

UNITED STATES 4.6%

REAL ESTATE 4.6%

Net Lease, Inc.	41,897	672

Digital Realty Trust, Inc.	861	150

EPR Properties	9,327	543

Equinix, Inc.	252	201

Equity Residential	4,399	297

Federal Realty Investment Trust	3,106	295

Gaming & Leisure Properties, Inc.	3,172	148

Healthpeak Properties, Inc.	14,830	260

Host Hotels & Resorts, Inc.	30,662	471

Invitation Homes, Inc.	6,834	224

Kimco Realty Corp.	17,937	377

Kite Realty Group Trust	16,650	377

National Health Investors, Inc.	4,230	297

NNN REIT, Inc.	8,938	386

Omega Healthcare Investors, Inc.	18,575	681

Realty Income Corp.	5,289	305

Sabra Health Care REIT, Inc.	35,647	657

Sila Realty Trust, Inc.	26,294	622

Simon Property Group, Inc.	4,586	737

UDR, Inc.	7,319	299

Uniti Group, Inc.	28	0

VICI Properties, Inc.	17,530	571

Welltower, Inc.	1,018	157

WP Carey, Inc.	6,462	403

		9,130

Total United States		9,130

Total Real Estate Investment Trusts (Cost $9,212)		9,938

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.5%

ARGENTINA 0.4%

Argentina Government International Bond
0.750% due 07/09/2030		$160	$127
0.750% due 07/09/2030 þ		103	70
1.000% due 07/09/2029		28	24
3.500% due 07/09/2041		196	122
4.125% due 07/09/2035		167	112
4.125% due 07/09/2035 þ		206	134
5.000% due 01/09/2038		269	192

Total Argentina			781

BRAZIL 0.6%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (f)	BRL	500	92
0.000% due 04/01/2026 (f)		5,900	978

Total Brazil			1,070

EGYPT 0.1%

Egypt Government International Bond
21.954% due 03/04/2028	EGP	11,400	227

Total Egypt			227

ISRAEL 0.2%

Israel Government International Bond
1.750% due 08/31/2025	ILS	1,000	296

Total Israel			296

JAPAN 0.0%

Japan Government International Bond
2.400% due 03/20/2045	JPY	9,000	63
2.400% due 03/20/2055		2,000	13

Total Japan			76

MEXICO 0.7%

Mexican Bonos
7.500% due 05/26/2033	MXN	400	20
7.750% due 05/29/2031		2,200	112
7.750% due 11/23/2034		3,880	189
8.500% due 03/01/2029		2,500	133
8.500% due 05/31/2029		1,700	90

Mexican Udibonos
2.750% due 11/27/2031 (g)		6,971	329
3.000% due 12/03/2026 (g)		8,841	461
4.000% due 11/30/2028 (g)		510	27
4.000% due 08/24/2034 (g)		2,040	101

Total Mexico			1,462

PERU 0.6%

Peru Government International Bond
5.400% due 08/12/2034	PEN	100	27
6.150% due 08/12/2032		1,424	415
6.900% due 08/12/2037		153	44
6.950% due 08/12/2031		1,283	394
7.300% due 08/12/2033		700	216
7.600% due 08/12/2039		300	90

Total Peru			1,186

ROMANIA 0.3%

Romania Government International Bond
5.125% due 09/24/2031	EUR	200	233
5.625% due 05/30/2037		100	111
6.250% due 09/10/2034		200	238

Total Romania			582

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.4%

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,200	$166
8.000% due 01/31/2030		300	17
8.500% due 01/31/2037		900	44
8.875% due 02/28/2035		6,100	322
9.000% due 01/31/2040		200	10
10.500% due 12/21/2026		4,100	240

Total South Africa			799

TURKEY 0.2%

Turkiye Government International Bond
5.250% due 03/13/2030		$200	191
47.469% due 09/06/2028 ~	TRY	300	7
49.053% due 05/17/2028 ~		6,400	156

Total Turkey			354

VENEZUELA 0.0%

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		$2	0
7.650% due 04/21/2035 ^(c)		3	1
9.250% due 09/15/2027 ^(c)		44	9

Total Venezuela			10

Total Sovereign Issues (Cost $6,579)			6,843

U.S. GOVERNMENT AGENCIES 28.0%

UNITED STATES 28.0%

Ginnie Mae, TBA
3.000% due 08/01/2055		200	177
3.500% due 07/01/2055		100	91
4.000% due 07/01/2055		300	279
4.500% due 07/01/2055		1,700	1,627
5.000% due 08/01/2055		400	393
5.500% due 07/01/2055		100	100

Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 05/01/2052		303	264
3.500% due 02/01/2050		25	22
4.000% due 08/01/2042 - 10/01/2042		83	80

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		2,900	2,510
3.500% due 08/01/2055		1,300	1,170
4.000% due 07/01/2055		7,400	6,882
4.500% due 08/01/2055		3,200	3,060
5.000% due 08/01/2055		8,800	8,620
5.500% due 08/01/2055		4,800	4,796
6.000% due 08/01/2055		11,500	11,676
6.500% due 08/01/2055		11,900	12,270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 08/01/2055 - 09/01/2055	$1,100	$1,154

Total U.S. Government Agencies (Cost $54,583)		55,171

U.S. TREASURY OBLIGATIONS 10.5%

UNITED STATES 10.5%

U.S. Treasury Bonds
2.875% due 11/15/2046	600	442
3.000% due 02/15/2049	1,133	835
4.250% due 08/15/2054	100	92
4.375% due 08/15/2043	300	286
4.500% due 11/15/2054	1,000	953
4.625% due 05/15/2054	800	777

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2026	978	968
0.125% due 07/15/2030	350	329
0.125% due 07/15/2031	2,549	2,347
0.125% due 02/15/2051	370	201
0.250% due 07/15/2029 (l)	900	865
0.375% due 01/15/2027	42	42
0.375% due 07/15/2027	13	13
0.625% due 07/15/2032	662	618
0.750% due 07/15/2028	268	265
0.875% due 01/15/2029	441	434
1.000% due 02/15/2048	130	96
1.000% due 02/15/2049	127	93
1.375% due 07/15/2033	1,901	1,847
1.750% due 01/15/2034	104	103
1.875% due 07/15/2034 (j)	1,022	1,024

U.S. Treasury Notes
0.500% due 10/31/2027 (n)	100	93
0.625% due 11/30/2027 (n)	550	511
0.625% due 12/31/2027 (n)	220	204
0.750% due 01/31/2028 (n)	110	102
2.375% due 03/31/2029 (j)	2,800	2,668
4.000% due 10/31/2029 (l)(n)	800	808
4.500% due 03/31/2026	1,800	1,805
4.500% due 04/15/2027	1,800	1,823

Total U.S. Treasury Obligations (Cost $22,003)		20,644

	SHARES
WARRANTS 0.0%

LUXEMBOURG 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	132	0

Total Luxembourg		0

		SHARES	MARKET VALUE (000S)
UNITED STATES 0.0%

COMMUNICATION SERVICES 0.0%

Windstream - Exp. 12/31/2099 «		6	$0

Total United States			0

Total Warrants (Cost $53)			0

SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (h)		744,464	744

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 0.1%
31.666% due 06/11/2026 - 06/29/2026 (e)(f)	NGN	438,670	231

Total Short-Term Instruments (Cost $963)			975

Total Investments in Securities (Cost $232,260)			245,684

		SHARES
INVESTMENTS IN AFFILIATES 2.3%

SHORT-TERM INSTRUMENTS 2.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%

PIMCO Short-Term Floating NAV Portfolio III		458,635	4,466

Total Short-Term Instruments (Cost $4,466)			4,466

Total Investments in Affiliates (Cost $4,466)			4,466

Total Investments 126.9% (Cost $236,726)			$250,150

Financial Derivative Instruments (k)(m) (0.2)% (Cost or Premiums, net $(11))			(421)

Other Assets and Liabilities, net (26.7)%			(52,563)

Net Assets 100.0%			$197,166

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$175	$189	0.10%
Intelsat Emergence SA	06/19/2017 - 07/03/2023	208	100	0.05
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1	0	0.00

		$384	$289	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
JPS	4.440%	06/18/2025	07/16/2025	$(1,332)	$(1,334)

Total Reverse Repurchase Agreements					$(1,334)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
TDM	4.440%	06/20/2025	07/18/2025	$(1,017)	$(1,019)

Total Sale-Buyback Transactions					$(1,019)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
JPS	$0	$(1,334)	$0	$(1,334)	$1,334	$0

Master Securities Forward Transaction Agreement
TDM	0	0	(1,019)	(1,019)	1,024	5

Total Borrowings and Other Financing Transactions	$0	$(1,334)	$(1,019)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,334)	$0	$0	$(1,334)

Total	$0	$(1,334)	$0	$0	$(1,334)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,019)	0	0	(1,019)

Total	$0	$(1,019)	$0	$0	$(1,019)

Total Borrowings	$0	$(2,353)	$0	$0	$(2,353)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(2,353)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

(j)	Securities with an aggregate market value of $2,358 have been pledged as collateral under the terms of the above master agreements as of June 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(8,005) at a weighted average interest rate of 4.695%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	1	$1	$0	$0
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	1	1	0	(1)

					$0	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	1	1	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	1	1	(1)	(1)

					$(3)	$(2)

Total Written Options					$(3)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2025	1	$	208	$1	$0	$0
U.S. Treasury 5-Year Note September Futures	09/2025	124		13,516	146	16	0
U.S. Treasury 10-Year Note September Futures	09/2025	157		17,604	341	49	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	6		715	22	8	0
United Kingdom Long Gilt September Futures	09/2025	57		7,279	154	8	(25)

					$664	$81	$(25)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	1	$	(241)	$4	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	10		(2,392)	27	0	0
3-Month SOFR Active Contract March Futures	06/2026	1		(242)	3	0	0
3-Month SOFR Active Contract September Futures	12/2025	1		(240)	5	0	0
Australia Government 10-Year Bond September Futures	09/2025	9		(679)	(6)	3	0
Euro-Bobl September Futures	09/2025	7		(970)	4	2	(1)
Euro-Bund September Futures	09/2025	12		(1,840)	15	6	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	14		(1,600)	(41)	0	(7)
U.S. Treasury Long-Term Bond September Futures	09/2025	15		(1,732)	(76)	0	(15)

					$(65)	$11	$(23)

Total Futures Contracts					$599	$92	$(48)

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.799%	$100	$(5)	$1	$(4)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.431%	$600	$(5)	$15	$10	$1	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	1.088	200	24	(10)	14	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.277	500	11	(7)	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	250	0	4	4	0	0

						$30	$2	$32	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$24	$3	$1	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	9	(1)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	3	(3)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	200	(7)	2	(5)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,300	165	7	172	8	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	4,100	194	121	315	14	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,900	33	10	43	1	0

					$348	$176	$524	$25	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	2,200	$(26)	$(1)	$(27)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,300	81	(8)	73	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	40	44	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	45	109	154	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		130,000	2	2	4	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	2	24	26	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		70,000	4	1	5	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		30,000	(7)	6	(1)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	13	47	60	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		$1,200	15	17	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		1,000	9	27	36	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		2,300	(188)	215	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		170	1	0	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		100	(2)	6	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		100	(5)	8	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		500	0	21	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		2,400	(6)	(83)	(89)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		200	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		1,200	0	46	46	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		4,900	(13)	(150)	(163)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	8	2	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		200	(1)	(5)	(6)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.900%	Annual	10/04/2027	$900	$(7)	$(15)	$(22)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	(5)	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(24)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(79)	(146)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	619	200	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	7	9	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	3	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(8)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	110	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(39)	(30)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	(24)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	1	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(11)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	10	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	1	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	15	(46)	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	1,617	(2)	(15)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	16	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	29	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	21	(48)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	(23)	97	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	47	25	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	32	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	16	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	367	270	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	13	48	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	17	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	(41)	5	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	2	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	248	422	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(59)	(108)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	31	(54)	(23)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(13)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	(3)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(20)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(41)	(43)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(20)	(21)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	1,923	(2)	(27)	(29)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(9)	(30)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(24)	(7)	(31)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	9	44	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	(4)	242	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	(23)	40	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	0	(31)	0	(12)

28	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.300%	Annual	06/14/2033	$200	$(1)	$(3)	$(4)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	20	30	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	26	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	4	4	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.450%	Annual	10/11/2034		$100	$0	$(2)	$(2)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		100	0	(2)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(2)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	59	37	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	58	37	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		140	0	14	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		140	0	12	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	553	284	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	59	35	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	57	42	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	286	197	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	168	124	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	370	187	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	155	193	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(44)	(45)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(379)	(386)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	41	40	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		300	(1)	(7)	(8)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(10)	(11)	1	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	500	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		900	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(20)	(20)	1	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(2)	(2)	0	0

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.927%	Maturity	01/04/2027	BRL	1,600	$0	$(1)	$(1)	$0	$0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	2	2	2	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		2,200	0	3	3	2	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	2,200	23	2	25	0	(1)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,800	39	27	66	0	(5)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	3	3	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	(1)	2	1	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	7	9	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		800	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		1,400	0	3	3	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(510)	(27)	0	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	38	35	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	18	16	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	5	10	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	7	7	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		100	0	(2)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		5,900	(84)	74	(10)	0	(7)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(25)	(17)	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	9	9	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		200	(6)	(2)	(8)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	166	175	1	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,210	178	93	271	9	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	900	0	3	3	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		700	0	2	2	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		900	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,100	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		2,200	0	7	7	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	25	5	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(14)	(14)	1	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(11)	(11)	1	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(8)	(9)	1	0

							$(267)	$2,585	$2,318	$73	$(147)

Total Swap Agreements							$106	$2,764	$2,870	$99	$(147)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$92	$99	$191		$(3)	$ (48)	$ (147)	$ (198)

(l)

Securities with an aggregate market value of $863 and cash of $2,583 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2025	CNH	1,021		$142	$0	$(1)
	07/2025	EUR	42		49	0	0
	07/2025		$398	AUD	612	5	0
	07/2025		28	NZD	47	0	0
	08/2025	AUD	612		$398	0	(5)
	08/2025	CNH	1,347		187	0	(2)
	08/2025	NZD	47		28	0	0
	08/2025		$49	EUR	42	0	0

BOA	07/2025	EUR	3,774		$4,291	0	(154)
	07/2025		$45	KRW	61,127	0	0
	07/2025		16	SGD	20	0	0
	07/2025		56	ZAR	984	0	0
	08/2025	SGD	20		$16	0	0
	08/2025	TWD	31		1	0	0

BPS	07/2025	BRL	223		41	0	0
	07/2025	THB	133		4	0	0
	07/2025	TRY	977		24	0	0
	07/2025	TWD	4,372		135	0	(16)
	07/2025		$40	BRL	223	1	0
	07/2025		94	IDR	1,535,878	1	0
	07/2025		10	THB	328	0	0
	07/2025		23	TWD	691	1	0
	08/2025	CNH	289		$40	0	0
	08/2025	TRY	857		21	0	0
	08/2025	TWD	3,500		107	0	(14)
	08/2025		$41	INR	3,598	1	0
	08/2025		6	JPY	797	0	0
	09/2025	ILS	994		$272	0	(24)

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$15	KWD	5	$0	$0
	06/2026		11		3	0	0
	06/2027		5		2	0	0
	05/2029	KWD	23		$80	4	0
	07/2029		3		10	0	0
	05/2030		17		59	2	0

BRC	07/2025	ILS	860		247	0	(8)
	07/2025	KRW	5,834		4	0	0
	07/2025	TRY	2,588		63	0	(1)
	07/2025		$3,969	GBP	2,917	35	0
	07/2025		122	ILS	414	0	0
	07/2025		4	JPY	513	0	0
	07/2025		8	PLN	32	0	0
	07/2025		324	TRY	13,260	6	0
	07/2025	ZAR	1,258		$69	0	(2)
	08/2025	GBP	2,917		3,969	0	(35)
	08/2025		$266	TRY	11,098	3	0
	09/2025		22	PEN	80	0	0

BSH	07/2025	BRL	3,592		$652	0	(9)
	07/2025	PEN	534		145	0	(5)
	07/2025		$658	BRL	3,592	3	0
	07/2025		137	PEN	493	2	0
	08/2025		652	BRL	3,620	9	0
	09/2025	PEN	1,853		$506	0	(16)
	09/2025		$14	PEN	50	0	0
	12/2025	PEN	495		$137	0	(2)

CBK	07/2025	KRW	377,137		275	0	(4)
	07/2025	PEN	474		128	0	(6)
	07/2025	THB	1,302		39	0	(1)
	07/2025	TWD	7,982		245	0	(30)
	07/2025		$311	EUR	271	8	0
	07/2025		33	IDR	531,331	0	0
	07/2025		155	PEN	551	1	0
	07/2025		411	TWD	12,229	10	0
	08/2025	CNH	325		$45	0	0
	08/2025	PEN	20		5	0	0
	08/2025	TWD	7,813		240	0	(32)
	08/2025		$310	INR	26,715	1	0
	08/2025		30	PEN	108	0	0
	09/2025	PEN	170		$48	0	0
	01/2026		219		62	0	0
	02/2026		220		60	0	(2)

DUB	07/2025	ILS	418		120	0	(4)
	07/2025	KRW	13,636		10	0	0
	07/2025		$3,462	EUR	2,984	53	0
	07/2025		6	IDR	90,533	0	0
	07/2025		22	TWD	665	1	0
	08/2025	EUR	2,978		$3,462	0	(53)
	08/2025		$144	INR	12,397	1	0
	09/2025	PEN	205		$56	0	(2)

FAR	07/2025	AUD	612		395	0	(8)
	07/2025	BRL	8,272		1,511	0	(11)
	07/2025	CHF	253		307	0	(12)
	07/2025	CNH	519		72	0	0
	07/2025	JPY	161,720		1,111	0	(12)
	07/2025		$1,447	BRL	8,272	76	0
	07/2025		316	CHF	253	3	0
	07/2025		1,974	JPY	283,178	0	(8)
	07/2025		107	PLN	393	2	0
	07/2025		13	SGD	16	0	0
	08/2025	CHF	252		$316	0	(3)
	08/2025	CNH	305		43	0	0
	08/2025	SGD	16		13	0	0
	08/2025		$69	INR	5,937	0	0
	08/2025		1,111	JPY	161,126	12	0
	09/2025	MXN	235		$12	0	0
	09/2025		$380	BRL	2,132	6	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	755		$206	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	07/2025	BRL	8,697		$1,482	$0	$(119)
	07/2025	TWD	2,486		76	0	(9)
	07/2025		$1,590	BRL	8,697	11	0
	07/2025		8	IDR	125,797	0	0
	07/2025		5	SGD	6	0	0
	08/2025	SGD	6		$5	0	0
	09/2025		$414	BRL	2,332	9	0
	04/2026	BRL	2,300		$390	0	(6)

JPM	07/2025		3,600		660	0	(3)
	07/2025	CNH	984		136	0	(1)
	07/2025	KRW	12,621		9	0	0
	07/2025	NZD	47		28	0	(1)
	07/2025	SGD	142		111	0	(1)
	07/2025	TWD	4,426		136	0	(16)
	07/2025		$650	BRL	3,600	12	0
	07/2025		282	PLN	1,048	9	0
	07/2025		10	SGD	13	0	0
	07/2025		24	TWD	726	1	0
	07/2025	ZAR	726		$41	0	0
	08/2025	CNH	1,240		172	0	(2)
	08/2025	SGD	13		10	0	0
	08/2025	TWD	5,010		154	0	(21)
	08/2025		$59	EUR	50	0	0
	08/2025		46	INR	4,013	0	0
	04/2026	BRL	3,600		$607	0	(12)

MBC	07/2025	CAD	664		483	0	(4)
	07/2025	CNH	472		65	0	(1)
	07/2025	SGD	341		266	0	(3)
	07/2025	THB	650		20	0	(1)
	07/2025	TWD	2,032		62	0	(8)
	07/2025		$483	CAD	664	5	0
	07/2025		708	EUR	611	12	0
	07/2025		3	IDR	51,073	0	0
	07/2025		86	JPY	12,422	0	0
	07/2025		65	PLN	242	3	0
	07/2025		274	SGD	354	5	0
	07/2025		65	TWD	2,071	6	0
	08/2025	CAD	663		$483	0	(5)
	08/2025	CNH	1,197		166	0	(2)
	08/2025	SGD	354		274	0	(5)
	08/2025	TWD	5,176		161	0	(19)
	08/2025		$111	CNH	804	2	0
	08/2025		30	JPY	4,238	0	0

MYI	07/2025	JPY	125,781		$868	0	(6)
	07/2025		$44	JPY	6,397	0	0
	07/2025		1	PLN	2	0	0
	08/2025	CNH	311		$43	0	0
	08/2025		$868	JPY	125,319	6	0

NGF	07/2025		92	IDR	1,505,549	0	0

RBC	08/2025		57	CNH	419	1	0

SCX	07/2025	ILS	6		$2	0	0
	07/2025	JPY	14,131		98	0	0
	07/2025	TWD	296		10	0	0
	07/2025		$36	IDR	585,005	0	0
	07/2025		55	SGD	71	1	0
	07/2025		206	TWD	6,023	2	0
	08/2025	CNH	536		$75	0	0
	08/2025	SGD	70		55	0	(1)
	08/2025	TWD	1,160		36	0	(5)
	08/2025		$249	CNH	1,805	4	0
	08/2025		48	INR	4,159	0	0
	08/2025		98	JPY	14,079	0	0

SSB	07/2025	GBP	2,917		$3,950	0	(54)
	12/2025	PEN	210		57	0	(2)

UAG	07/2025	ILS	63		18	0	(1)
	07/2025		$29	JPY	4,174	0	0
	08/2025		121	CNH	876	2	0

Total Forward Foreign Currency Contracts						$338	$(797)

34	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC EUR versus USD	$1.150	08/27/2025	500	$3	$2

	Put - OTC EUR versus USD	1.150	08/29/2025	1,900	12	9

Total Purchased Options					$15	$11

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	100	$0	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	100	0	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	100	0	0

Total Written Options							$(13)	$(12)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.603%		$100	$(1)	$2	$1	$0
	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908		200	(2)	3	1	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	306	0	2	2	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	76	0	0	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.337%	$100	$(9)	$8	$0	$(1)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	100	(1)	1	0	0

JPM	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	100	(1)	1	0	0

MYC	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	100	(2)	3	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	300	(3)	5	2	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	200	(9)	10	1	0

							$(28)	$36	$9	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	4,000	$(86)	$103	$17	$0

MYC	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		5,700	(2)	23	21	0

							$(88)	$126	$38	$0

Total Swap Agreements							$(116)	$162	$47	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$5	$0	$0	$5	$(8)	$0	$0	$(8)	$(3)	$0	$(3)
BOA	0	0	0	0	(154)	(3)	0	(157)	(157)	112	(45)
BPS	10	0	0	10	(54)	0	0	(54)	(44)	0	(44)
BRC	44	0	0	44	(46)	0	0	(46)	(2)	0	(2)
BSH	14	0	0	14	(32)	0	0	(32)	(18)	0	(18)
CBK	20	0	2	22	(75)	(1)	0	(76)	(54)	0	(54)
DUB	55	0	2	57	(59)	0	0	(59)	(2)	0	(2)
FAR	99	0	0	99	(61)	(2)	0	(63)	36	0	36
GLM	20	11	0	31	(134)	(3)	0	(137)	(106)	63	(43)
GST	0	0	17	17	0	0	(1)	(1)	16	0	16
JPM	22	0	0	22	(57)	0	0	(57)	(35)	288	253
MBC	33	0	0	33	(48)	0	0	(48)	(15)	0	(15)
MYC	0	0	26	26	0	(3)	0	(3)	23	0	23
MYI	6	0	0	6	(6)	0	0	(6)	0	0	0
RBC	1	0	0	1	0	0	0	0	1	0	1
SCX	7	0	0	7	(6)	0	0	(6)	1	0	1
SSB	0	0	0	0	(56)	0	0	(56)	(56)	0	(56)
UAG	2	0	0	2	(1)	0	0	(1)	1	0	1

Total Over the Counter	$338	$11	$47	$396	$(797)	$(12)	$(1)	$(810)

(n)

Securities with an aggregate market value of $463 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$92	$92
Swap Agreements	0	26	0	0	73	99

	$0	$26	$0	$0	$165	$191

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$338	$0	$338
Purchased Options	0	0	0	11	0	11
Swap Agreements	0	47	0	0	0	47

	$0	$47	$0	$349	$0	$396

	$0	$73	$0	$349	$165	$587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	48	48
Swap Agreements	0	0	0	0	147	147

	$0	$0	$0	$0	$198	$198

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$797	$0	$797
Written Options	0	0	0	0	12	12
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$797	$12	$810

	$0	$1	$0	$797	$210	$1,008

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	(532)	(532)
Swap Agreements	0	453	0	0	879	1,332

	$0	$453	$0	$0	$362	$815

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(157)	$0	$(157)
Written Options	0	0	0	2	83	85
Swap Agreements	0	91	0	0	0	91

	$0	$91	$0	$(155)	$83	$19

	$0	$544	$0	$(155)	$445	$834

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$508	$508
Swap Agreements	0	20	0	0	(518)	(498)

	$0	$20	$0	$0	$(10)	$10

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(340)	$0	$(340)
Purchased Options	0	0	0	(4)	0	(4)
Written Options	0	0	0	0	(3)	(3)
Swap Agreements	0	99	0	0	0	99

	$0	$99	$0	$(344)	$(3)	$(248)

	$0	$119	$0	$(344)	$(13)	$(238)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$6,659	$0	$6,659
Ireland	0	1,282	0	1,282
Italy	0	374	0	374
Jersey, Channel Islands	0	400	0	400
United States	0	19,109	0	19,109
Loan Participations and Assignments
France	0	90	0	90
Jersey, Channel Islands	0	0	451	451
Netherlands	0	2	0	2
United States	0	20	641	661
Common Stocks
Australia
Industrials	0	761	0	761
Materials	0	358	0	358
Austria
Energy	0	172	0	172
Belgium
Financials	0	213	0	213
Brazil
Consumer Staples	252	0	0	252
Energy	511	0	0	511
Financials	280	0	0	280
Materials	403	0	0	403
Canada
Consumer Discretionary	152	0	0	152
Energy	2,059	0	0	2,059
Materials	497	0	0	497
Chile
Financials	145	0	0	145
China
Communication Services	0	1,027	0	1,027
Consumer Discretionary	210	1,213	0	1,423
Energy	0	280	0	280
Financials	0	486	0	486
Industrials	0	293	0	293
Materials	0	168	0	168
Czech Republic
Utilities	203	0	0	203
Denmark
Industrials	0	171	0	171
Finland
Industrials	0	146	0	146
Information Technology	0	598	0	598
France
Consumer Discretionary	0	546	0	546
Industrials	0	1,762	0	1,762

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Utilities	$0	$938	$0	$938
Greece
Consumer Discretionary	137	0	0	137
Financials	0	433	0	433
Hong Kong
Consumer Staples	0	173	0	173
Industrials	141	0	0	141
Real Estate	0	600	0	600
Utilities	0	295	0	295
Indonesia
Communication Services	0	181	0	181
Financials	0	579	0	579
Industrials	0	119	0	119
Ireland
Financials	0	370	0	370
Health Care	1,316	0	0	1,316
Israel
Financials	0	1,344	0	1,344
Italy
Financials	0	1,247	0	1,247
Utilities	0	704	0	704
Japan
Consumer Discretionary	0	363	0	363
Consumer Staples	0	601	0	601
Financials	0	2,504	0	2,504
Health Care	0	295	0	295
Industrials	0	331	0	331
Information Technology	0	724	0	724
Real Estate	0	142	0	142
Utilities	0	205	0	205
Luxembourg
Energy	0	164	0	164
Financials	0	0	100	100
Industrials	0	0	45	45
Malaysia
Utilities	0	135	0	135
Mexico
Materials	420	0	0	420
Netherlands
Communication Services	0	407	0	407
Consumer Staples	0	529	0	529
Norway
Energy	0	627	0	627
Poland
Energy	0	286	0	286
Financials	0	969	0	969
Singapore
Financials	0	216	0	216

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Industrials	$0	$176	$0	$176
South Africa
Financials	328	1,013	0	1,341
Materials	0	225	0	225
South Korea
Consumer Discretionary	0	371	0	371
Consumer Staples	0	193	0	193
Financials	0	366	0	366
Information Technology	0	147	0	147
Spain
Consumer Discretionary	0	531	0	531
Energy	0	362	0	362
Financials	0	2,479	0	2,479
Industrials	0	263	0	263
Utilities	220	0	0	220
Sweden
Consumer Discretionary	0	258	0	258
Industrials	0	171	0	171
Information Technology	0	512	0	512
Switzerland
Consumer Staples	0	517	0	517
Financials	0	1,406	0	1,406
Health Care	0	2,934	0	2,934
Materials	0	437	0	437
Taiwan
Information Technology	0	2,018	0	2,018
United Kingdom
Communication Services	0	145	0	145
Consumer Discretionary	0	147	0	147
Consumer Staples	0	3,174	0	3,174
Energy	0	631	0	631
Financials	0	611	0	611
Industrials	0	388	0	388
Materials	0	957	0	957
Utilities	0	303	0	303
United States
Communication Services	4,953	0	9	4,962
Consumer Discretionary	2,524	0	0	2,524
Consumer Staples	7,478	0	0	7,478
Energy	2,736	0	0	2,736
Financials	3,559	0	0	3,559
Health Care	6,683	0	189	6,872
Industrials	2,615	0	0	2,615
Information Technology	6,577	0	0	6,577
Materials	629	0	0	629
Utilities	755	0	0	755
Corporate Bonds & Notes
Bermuda
Industrials	0	207	0	207
France
Banking & Finance	0	692	0	692
Industrials	0	180	0	180
Germany
Banking & Finance	0	187	0	187
Ireland
Industrials	0	288	0	288
Italy
Banking & Finance	0	225	0	225
Japan
Industrials	0	797	0	797
Luxembourg
Industrials	0	213	0	213
Utilities	0	26	0	26
Saudi Arabia
Industrials	0	201	0	201
Spain
Banking & Finance	0	427	0	427
Switzerland
Banking & Finance	0	1,282	0	1,282
United Kingdom
Banking & Finance	0	1,000	12	1,012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Industrials	$0	$495	$0	$495
United States
Banking & Finance	0	521	0	521
Industrials	230	2,427	0	2,657
Utilities	0	1,258	0	1,258
Venezuela
Industrials	0	41	0	41
Non-Agency Mortgage-Backed Securities
Ireland	0	1,711	0	1,711
United Kingdom	0	3,406	0	3,406
United States	0	15,656	0	15,656
Master Limited Partnerships
United States
Energy	143	0	0	143
Municipal Bonds & Notes
Illinois	0	16	0	16
New York	0	104	0	104
Puerto Rico	0	49	0	49
Preferred Stocks
Brazil
Utilities	587	0	0	587
South Korea
Industrials	0	100	0	100
United Kingdom
Banking & Finance	0	68	0	68
Real Estate Investment Trusts
France
Real Estate	0	181	0	181
Hong Kong
Real Estate	0	304	0	304
Japan
Real Estate	0	150	0	150
Singapore
Real Estate	0	173	0	173
United States
Real Estate	9,130	0	0	9,130
Sovereign Issues
Argentina	0	781	0	781
Brazil	0	1,070	0	1,070
Egypt	0	227	0	227
Israel	0	296	0	296
Japan	0	76	0	76
Mexico	0	1,462	0	1,462
Peru	0	1,186	0	1,186
Romania	0	582	0	582
South Africa	0	799	0	799
Turkey	0	354	0	354
Venezuela	0	10	0	10
U.S. Government Agencies
United States	0	55,171	0	55,171
U.S. Treasury Obligations
United States	0	20,644	0	20,644
Short-Term Instruments
Mutual Funds	0	744	0	744
Nigeria Treasury Bills	0	231	0	231

	$55,873	$188,364	$1,447	$245,684

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,466	0	0	4,466

Total Investments	$60,339	$188,364	$1,447	$250,150

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$19	$172	$0	$191
Over the counter	0	394	2	396

	$19	$566	$2	$587

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)	June 30, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(26)	$(172)	$0	$(198)
Over the counter	0	(810)	0	(810)

	$(26)	$(982)	$0	$(1,008)

Total Financial Derivative Instruments	$(7)	$(416)	$2	$(421)

Totals	$60,332	$187,948	$1,449	$249,729

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

40	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE Emerging Markets Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%

COMMON STOCKS 90.7%

BRAZIL 9.8%

COMMUNICATION SERVICES 0.4%

Telefonica Brasil SA	1,273,660	$7,241

TIM SA	726,300	2,948

		10,189

CONSUMER DISCRETIONARY 0.6%

Vibra Energia SA	3,424,900	13,654

CONSUMER STAPLES 2.3%

Ambev SA	8,890,400	21,796

JBS NV (a)	1,804,400	25,975

Marfrig Global Foods SA	1,153,600	4,862

Natura & Co. Holding SA (a)	963,700	1,960

		54,593

FINANCIALS 1.7%

B3 SA - Brasil Bolsa Balcao	7,146,800	19,179

Banco do Brasil SA	3,216,780	13,079

Banco Santander Brasil SA	1,440,900	7,874

		40,132

INDUSTRIALS 0.1%

Motiva Infraestrutura de Mobilidade SA	729,200	1,851

MATERIALS 4.4%

Cia Siderurgica Nacional SA	2,993,200	4,099

CSN Mineracao SA	357,800	326

Vale SA	10,313,300	99,942

		104,367

UTILITIES 0.3%

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	183,200	4,017

CPFL Energia SA	222,400	1,673

Engie Brasil Energia SA	182,100	1,522

Neoenergia SA	72,800	342

		7,554

Total Brazil		232,340

CHILE 1.1%

CONSUMER DISCRETIONARY 0.0%

Empresas Copec SA	97,511	664

CONSUMER STAPLES 0.5%

Cencosud SA	3,410,685	11,605

Cia Cervecerias Unidas SA	47,816	311

		11,916

FINANCIALS 0.4%

Banco de Chile	38,756,942	5,862

Banco Itau Chile SA	17,041	236

Banco Santander Chile	43,681,191	2,743

		8,841

	SHARES	MARKET VALUE (000S)
UTILITIES 0.2%

Colbun SA	11,863,415	$1,909

Enel Chile SA	31,820,070	2,356

		4,265

Total Chile		25,686

CHINA 26.8%

COMMUNICATION SERVICES 0.8%

China Tower Corp. Ltd. ‘H’	3,677,300	5,272

China United Network Communications Ltd. ‘A’	17,412,500	12,985

		18,257

CONSUMER DISCRETIONARY 2.9%

Alibaba Group Holding Ltd.	291,600	4,128

BAIC Motor Corp. Ltd. ‘H’	14,782,000	3,659

China Yongda Automobiles Services Holdings Ltd.	1,307,500	375

Dongfeng Motor Group Co. Ltd. ‘H’	17,652,000	7,772

Gree Electric Appliances, Inc. of Zhuhai (a)	643,000	4,033

Huayu Automotive Systems Co. Ltd. ‘A’	1,366,637	3,365

JD.com, Inc.’A’	245,800	4,014

SAIC Motor Corp. Ltd. ‘A’	1,956,600	4,382

Tianneng Power International Ltd.	816,000	655

Topsports International Holdings Ltd.	9,155,000	3,583

Vipshop Holdings Ltd.	1,976,518	29,747

Zhongsheng Group Holdings Ltd.	1,160,000	1,794

		67,507

CONSUMER STAPLES 0.5%

China Feihe Ltd.	2,636,000	1,923

Hengan International Group Co. Ltd.	686,000	1,974

Tingyi Cayman Islands Holding Corp.	2,954,000	4,337

Uni-President China Holdings Ltd.	1,886,000	2,285

Yonghui Superstores Co. Ltd. ‘A’ (a)	2,083,700	1,430

		11,949

ENERGY 5.6%

China Petroleum & Chemical Corp. ‘H’	172,780,400	90,644

PetroChina Co. Ltd. ‘H’	49,412,000	42,582

		133,226

FINANCIALS 10.9%

Bank of China Ltd. ‘H’	73,847,000	42,991

Bank of Guiyang Co. Ltd. ‘A’	564,000	491

China Cinda Asset Management Co. Ltd. ‘H’	7,991,000	1,371

China CITIC Bank Corp. Ltd. ‘H’	3,313,000	3,159

China Construction Bank Corp. ‘H’	48,535,000	49,115

China Minsheng Banking Corp. Ltd. ‘H’	23,317,000	13,227

China Reinsurance Group Corp. ‘H’	4,532,000	707

	SHARES	MARKET VALUE (000S)

CNPC Capital Co. Ltd. ‘A’	1,145,400	$1,168

Huaxia Bank Co. Ltd. ‘A’	691,500	763

Industrial Bank Co. Ltd. ‘A’	984,000	3,206

Lufax Holding Ltd. ADR	1,257,797	3,509

Minmetals Capital Co. Ltd. ‘A’	987,900	804

PICC Property & Casualty Co. Ltd. ‘H’	12,918,000	25,102

Ping An Bank Co. Ltd. ‘A’	1,479,900	2,494

Ping An Insurance Group Co. of China Ltd. ‘H’	16,139,000	103,020

SDIC Capital Co. Ltd. (a)	443,900	466

Shanghai Pudong Development Bank Co. Ltd. ‘A’	3,248,500	6,296

		257,889

HEALTH CARE 0.7%

China Resources Pharmaceutical Group Ltd.	6,262,500	4,088

Sinopharm Group Co. Ltd. ‘H’	5,225,600	12,267

		16,355

INDUSTRIALS 1.6%

Bohai Leasing Co. Ltd. ‘A’ (a)	1,591,200	740

China Communications Services Corp. Ltd. ‘H’	9,614,000	5,219

China International Marine Containers Group Co. Ltd. ‘H’	2,601,800	2,060

China Lesso Group Holdings Ltd. ‘L’	2,583,000	1,382

China State Construction Engineering Corp. Ltd. ‘A’	2,440,100	1,966

CITIC Ltd.	10,521,000	14,486

Fosun International Ltd.	1,455,000	867

Shanghai Construction Group Co. Ltd. ‘A’ (a)	1,588,400	530

Shanxi Coal International Energy Group Co. Ltd.	267,500	326

Sinopec Engineering Group Co. Ltd. ‘H’	2,213,000	1,688

Sinotrans Ltd. ‘H’	1,872,000	950

Sinotruk Hong Kong Ltd.	1,387,000	4,052

Xiamen ITG Group Corp. Ltd. ‘A’	2,465,800	2,083

Xinte Energy Co. Ltd. ‘H’ (a)	298,400	203

YUNDA Holding Group Co. Ltd. ‘A’	325,400	304

		36,856

INFORMATION TECHNOLOGY 2.2%

AAC Technologies Holdings, Inc.	1,888,000	9,823

Avary Holding Shenzhen Co. Ltd. ‘A’	206,100	922

BOE Technology Group Co. Ltd. ‘A’	6,414,500	3,573

Lenovo Group Ltd.	26,610,000	32,150

Lingyi iTech Guangdong Co. ‘A’	1,076,500	1,292

Tongwei Co. Ltd.	705,000	1,649

Wingtech Technology Co. Ltd. ‘A’	357,100	1,675

		51,084

MATERIALS 1.3%

Angang Steel Co. Ltd. ‘H’	8,936,000	1,883

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Anhui Conch Cement Co. Ltd. ‘H’	4,554,500	$11,603

Baoshan Iron & Steel Co. Ltd. ‘A’	3,755,400	3,454

China Hongqiao Group Ltd.	1,683,000	3,875

China National Building Material Co. Ltd. ‘H’	12,496,000	5,981

Luxi Chemical Group Co. Ltd. ‘A’	1,009,100	1,451

Sinopec Shanghai Petrochemical Co. Ltd. ‘H’	17,450,000	2,826

		31,073

REAL ESTATE 0.3%

Gemdale Corp. ‘A’	4,767,500	2,525

Longfor Group Holdings Ltd.	1,369,500	1,623

Seazen Group Ltd. (a)	12,130,000	3,608

Seazen Holdings Co. Ltd. ‘A’ (a)	258,000	493

Shenzhen Overseas Chinese Town Co. Ltd. ‘A’ (a)	698,547	220

		8,469

Total China		632,665

GREECE 0.8%

COMMUNICATION SERVICES 0.3%

Hellenic Telecommunications Organization SA	418,313	7,953

CONSUMER DISCRETIONARY 0.0%

Jumbo SA	9,238	319

ENERGY 0.2%

HELLENiQ ENERGY Holdings SA (c)	180,133	1,747

Motor Oil Hellas Corinth Refineries SA	56,485	1,575

		3,322

INDUSTRIALS 0.3%

Star Bulk Carriers Corp. (c)	395,270	6,818

Total Greece		18,412

HONG KONG 2.1%

FINANCIALS 0.5%

BOC Hong Kong Holdings Ltd.	1,082,000	4,710

China Taiping Insurance Holdings Co. Ltd.	3,520,000	6,889

Far East Horizon Ltd.	571,000	496

		12,095

INDUSTRIALS 0.6%

China Everbright Environment Group Ltd.	8,455,000	4,118

China State Construction International Holdings Ltd.	592,000	894

Orient Overseas International Ltd.	312,500	5,319

Shanghai Industrial Holdings Ltd.	1,041,000	1,801

Shenzhen International Holdings Ltd.	2,816,500	2,780

		14,912

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

China Resources Building Materials Technology Holdings Ltd.	2,584,000	$554

UTILITIES 1.0%

Beijing Enterprises Holdings Ltd.	537,500	2,216

Beijing Enterprises Water Group Ltd.	6,434,000	1,943

China Resources Power Holdings Co. Ltd.	524,000	1,266

Guangdong Investment Ltd.	3,198,000	2,680

Kunlun Energy Co. Ltd.	15,460,000	15,027

		23,132

Total Hong Kong		50,693

INDIA 9.7%

COMMUNICATION SERVICES 0.4%

Indus Towers Ltd. (a)	1,725,893	8,465

Zee Entertainment Enterprises Ltd. (a)	833,215	1,421

		9,886

CONSUMER DISCRETIONARY 0.1%

Hero MotoCorp Ltd.	29,349	1,450

Rajesh Exports Ltd.	659,874	1,549

		2,999

ENERGY 3.3%

Bharat Petroleum Corp. Ltd.	1,913,623	7,410

Coal India Ltd.	761,284	3,481

Great Eastern Shipping Co. Ltd. ‘F’	67,256	768

Hindustan Petroleum Corp. Ltd.	2,515,861	12,857

Indian Oil Corp. Ltd.	14,257,296	24,443

Oil & Natural Gas Corp. Ltd.	6,479,898	18,456

Oil India Ltd.	821,225	4,159

Petronet LNG Ltd.	1,564,671	5,509

		77,083

FINANCIALS 1.9%

Bandhan Bank Ltd.	286,871	634

General Insurance Corp. of India	184,243	826

Housing & Urban Development Corp. Ltd.	341,812	948

Power Finance Corp. Ltd.	3,851,712	19,217

REC Ltd.	1,342,568	6,308

Sammaan Capital Ltd.	10,489,663	17,426

		45,359

HEALTH CARE 0.1%

Glenmark Pharmaceuticals Ltd.	67,108	1,373

INDUSTRIALS 0.1%

Bharat Heavy Electricals Ltd.	425,671	1,322

INFORMATION TECHNOLOGY 0.0%

Redington Ltd.	292,617	1,111

	SHARES	MARKET VALUE (000S)
MATERIALS 3.2%

Chambal Fertilisers & Chemicals Ltd.	353,267	$2,329

Gujarat State Fertilizers & Chemicals Ltd. ‘F’	714,928	1,704

Jindal Saw Ltd.	756,948	2,127

Jindal Steel & Power Ltd.	413,828	4,548

National Aluminium Co. Ltd.	9,352,660	21,076

Vedanta Ltd.	8,110,407	43,671

		75,455

UTILITIES 0.6%

GAIL India Ltd.	2,840,232	6,323

PTC India Ltd.	1,514,263	3,186

Reliance Power Ltd. (a)	5,141,389	4,217

		13,726

Total India		228,314

INDONESIA 1.9%

COMMUNICATION SERVICES 0.4%

Telkom Indonesia Persero Tbk PT	54,490,000	9,322

CONSUMER STAPLES 0.1%

Gudang Garam Tbk PT (a)	1,158,700	653

Hanjaya Mandala Sampoerna Tbk PT	19,459,400	719

Indofood Sukses Makmur Tbk PT	1,811,000	907

Unilever Indonesia Tbk PT	2,857,500	255

		2,534

ENERGY 0.7%

Alamtri Resources Indonesia Tbk PT	40,447,300	4,566

Bukit Asam Tbk PT	10,997,100	1,667

Indo Tambangraya Megah Tbk PT	3,459,000	4,687

United Tractors Tbk PT	3,442,600	4,548

		15,468

FINANCIALS 0.3%

Bank Negara Indonesia Persero Tbk PT	7,812,700	1,983

Bank Rakyat Indonesia Persero Tbk PT	21,480,100	4,952

		6,935

HEALTH CARE 0.0%

Kalbe Farma Tbk PT	2,372,300	223

INDUSTRIALS 0.2%

Astra International Tbk PT	15,836,500	4,392

MATERIALS 0.0%

Indocement Tunggal Prakarsa Tbk PT	2,820,900	926

UTILITIES 0.2%

Perusahaan Gas Negara Tbk PT	45,563,100	4,535

Total Indonesia		44,335

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
KUWAIT 0.0%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	368,758	$583

Total Kuwait		583

MALAYSIA 0.7%

CONSUMER DISCRETIONARY 0.1%

Genting Bhd	2,066,200	1,497

ENERGY 0.0%

Petronas Dagangan Bhd	83,200	425

FINANCIALS 0.3%

Alliance Bank Malaysia Bhd	708,000	725

Malayan Banking Bhd	2,293,200	5,283

RHB Bank Bhd	536,200	802

		6,810

HEALTH CARE 0.3%

Hartalega Holdings Bhd	2,293,500	893

Kossan Rubber Industries Bhd	2,345,000	825

Supermax Corp. Bhd (a)	3,722,280	522

Top Glove Corp. Bhd (a)	23,179,000	3,911

		6,151

INDUSTRIALS 0.0%

Sime Darby Bhd	2,748,700	1,077

UTILITIES 0.0%

Tenaga Nasional Bhd	300,200	1,026

Total Malaysia		16,986

MEXICO 1.4%

COMMUNICATION SERVICES 0.4%

America Movil SAB de CV ‘B’	9,458,500	8,458

Grupo Televisa SAB	2,206,500	982

		9,440

CONSUMER DISCRETIONARY 0.0%

Nemak SAB de CV (a)	3,123,100	536

CONSUMER STAPLES 0.7%

Alfa SAB de CV ‘A’	11,334,207	8,372

Arca Continental SAB de CV	361,600	3,822

Coca-Cola Femsa SAB de CV	193,500	1,875

Gruma SAB de CV ‘B’	55,930	965

		15,034

FINANCIALS 0.1%

Grupo Financiero Inbursa SAB de CV ‘O’	1,032,798	2,666

MATERIALS 0.2%

Alpek SAB de CV (c)	1,105,306	602

Grupo Mexico SAB de CV ‘B’	471,700	2,857

Orbia Advance Corp. SAB de CV	2,551,600	1,777

		5,236

Total Mexico		32,912

	SHARES	MARKET VALUE (000S)
PHILIPPINES 0.2%

COMMUNICATION SERVICES 0.1%

PLDT, Inc.	71,860	$1,554

ENERGY 0.1%

Semirara Mining & Power Corp.	2,737,300	1,604

FINANCIALS 0.0%

Metropolitan Bank & Trust Co.	1,590	2

INDUSTRIALS 0.0%

DMCI Holdings, Inc.	7,951,200	1,539

Total Philippines		4,699

POLAND 0.8%

COMMUNICATION SERVICES 0.2%

Cyfrowy Polsat SA (a)	687,366	3,373

ENERGY 0.3%

ORLEN SA	266,019	6,063

FINANCIALS 0.2%

Powszechny Zaklad Ubezpieczen SA	310,336	5,427

INFORMATION TECHNOLOGY 0.0%

Asseco Poland SA	6,312	354

UTILITIES 0.1%

PGE Polska Grupa Energetyczna SA (a)	786,948	2,491

Tauron Polska Energia SA (a)	286,150	668

		3,159

Total Poland		18,376

QATAR 0.2%

COMMUNICATION SERVICES 0.1%

Ooredoo QPSC	377,012	1,325

FINANCIALS 0.1%

Commercial Bank PSQC	456,010	570

Qatar Islamic Bank QPSC	76,577	466

Qatar National Bank QPSC	352,808	1,681

		2,717

Total Qatar		4,042

RUSSIA 0.0%

COMMUNICATION SERVICES 0.0%

Mobile TeleSystems PJSC «(c)	290,070	0

Rostelecom PJSC «(c)	341,490	0

Sistema AFK PAO «	1,963,160	0

		0

ENERGY 0.0%

Gazprom PJSC «(a)	3,725,600	0

LUKOIL PJSC «	254,140	0

		0

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.0%

Sberbank of Russia PJSC «	4,916,745	$0

VTB Bank PJSC «(a)	4,772,724	0

		0

MATERIALS 0.0%

Alrosa PJSC «	2,122,120	0

GMK Norilskiy Nickel PAO «(a)	379,700	0

Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0

Novolipetsk Steel PJSC «	3,113,725	0

Severstal PAO «	339,609	0

		0

UTILITIES 0.0%

Federal Grid Co. - Rosseti PJSC «(a)	591,291,707	1

Inter RAO UES PJSC «(a)	15,264,000	0

Unipro PJSC «(a)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.4%

FINANCIALS 0.1%

Banque Saudi Fransi	278,919	1,328

MATERIALS 0.2%

Sahara International Petrochemical Co.	180,583	954

Saudi Basic Industries Corp.	226,787	3,305

Yanbu National Petrochemical Co.	126,255	1,017

		5,276

REAL ESTATE 0.0%

Arabian Centres Co.	57,061	296

UTILITIES 0.1%

Saudi Electricity Co.	363,635	1,424

Total Saudi Arabia		8,324

SOUTH AFRICA 5.8%

COMMUNICATION SERVICES 0.7%

MTN Group Ltd.	1,337,196	10,644

MultiChoice Group (a)	201,773	1,343

Telkom SA SOC Ltd. (a)	1,766,520	5,400

		17,387

CONSUMER DISCRETIONARY 0.2%

Motus Holdings Ltd.	502,365	2,663

Woolworths Holdings Ltd.	440,578	1,288

		3,951

CONSUMER STAPLES 0.3%

SPAR Group Ltd. (a)	213,458	1,300

Tiger Brands Ltd.	310,613	5,595

		6,895

ENERGY 0.1%

Exxaro Resources Ltd. (c)	241,771	2,006

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Thungela Resources Ltd.	88,665	$425

		2,431

FINANCIALS 1.9%

Absa Group Ltd.	478,035	4,758

Investec Ltd.	170,085	1,271

Momentum Group Ltd.	2,328,719	4,511

Nedbank Group Ltd.	1,170,277	16,066

Old Mutual Ltd.	7,775,639	5,301

Standard Bank Group Ltd.	967,381	12,421

		44,328

HEALTH CARE 0.1%

Life Healthcare Group Holdings Ltd. (c)	2,687,216	2,168

INDUSTRIALS 0.1%

Barloworld Ltd.	480,705	3,066

MATERIALS 2.4%

African Rainbow Minerals Ltd.	78,115	763

Impala Platinum Holdings Ltd. (a)	1,368,048	12,292

Kumba Iron Ore Ltd.	67,903	1,093

Sappi Ltd.	495,151	833

Sibanye Stillwater Ltd.	18,377,114	33,467

Valterra Platinum Ltd.	186,725	8,314

		56,762

Total South Africa		136,988

SOUTH KOREA 14.2%

COMMUNICATION SERVICES 2.1%

KT Corp.	746,513	30,556

LG Uplus Corp.	744,517	7,882

NCSoft Corp.	20,094	3,069

SK Telecom Co. Ltd.	223,394	9,399

		50,906

CONSUMER DISCRETIONARY 1.5%

Hankook Tire & Technology Co. Ltd.	76,200	2,239

Hyundai Mobis Co. Ltd.	26,194	5,557

Kia Corp.	133,921	9,582

LG Electronics, Inc.	251,356	13,708

Lotte Shopping Co. Ltd.	60,744	3,335

		34,421

CONSUMER STAPLES 0.9%

E-MART, Inc.	20,559	1,300

KT&G Corp.	160,775	15,175

LG H&H Co. Ltd.	23,120	5,462

		21,937

ENERGY 0.1%

S-Oil Corp.	63,022	2,794

FINANCIALS 3.0%

BNK Financial Group, Inc.	328,277	3,021

DB Insurance Co. Ltd.	88,997	8,121

Hana Financial Group, Inc.	22,699	1,446

Hanwha Life Insurance Co. Ltd.	2,013,361	4,908

	SHARES	MARKET VALUE (000S)

Hyundai Marine & Fire Insurance Co. Ltd.	249,712	$4,892

KB Financial Group, Inc.	64,060	5,264

Samsung Card Co. Ltd.	87,307	3,191

Samsung Fire & Marine Insurance Co. Ltd.	34,864	11,179

Samsung Life Insurance Co. Ltd.	12,282	1,157

Shinhan Financial Group Co. Ltd.	396,628	17,982

Woori Financial Group, Inc.	552,231	9,189

		70,350

INDUSTRIALS 4.6%

CJ Corp.	112,208	13,323

CJ Logistics Corp.	16,448	1,063

Daewoo Engineering & Construction Co. Ltd. (a)	788,700	2,442

DL E&C Co. Ltd.	102,297	3,914

Doosan Bobcat, Inc.	29,714	1,277

Doosan Co. Ltd.	18,069	8,747

GS Engineering & Construction Corp.	228,564	3,506

GS Holdings Corp.	84,102	2,900

Hanwha Corp.	268,663	18,725

Hyundai Engineering & Construction Co. Ltd.	482,404	28,010

Hyundai Glovis Co. Ltd.	135,301	13,471

Korean Air Lines Co. Ltd.	46,538	786

LX International Corp.	196,764	4,532

SK, Inc.	37,083	5,601

		108,297

INFORMATION TECHNOLOGY 0.2%

LG Display Co. Ltd. (a)	905,282	6,004

MATERIALS 0.8%

Hyundai Steel Co.	123,635	2,680

Kumho Petrochemical Co. Ltd.	23,971	1,990

POSCO Holdings, Inc.	70,880	13,655

		18,325

UTILITIES 1.0%

Korea Electric Power Corp.	719,654	20,796

Korea Gas Corp.	70,660	2,176

		22,972

Total South Korea		336,006

TAIWAN 8.1%

COMMUNICATION SERVICES 0.1%

Far EasTone Telecommunications Co. Ltd.	284,000	871

CONSUMER DISCRETIONARY 0.4%

Cheng Shin Rubber Industry Co. Ltd.	918,000	1,187

China Motor Corp.	894,000	1,881

Pou Chen Corp.	5,856,000	6,210

		9,278

INDUSTRIALS 5.3%

Evergreen Marine Corp. Taiwan Ltd.	11,290,000	76,881

	SHARES	MARKET VALUE (000S)

Far Eastern New Century Corp.	1,937,000	$2,182

Wan Hai Lines Ltd.	1,988,000	6,046

Yang Ming Marine Transport Corp.	16,645,000	40,463

		125,572

INFORMATION TECHNOLOGY 2.3%

Catcher Technology Co. Ltd.	960,000	6,971

Compal Electronics, Inc.	15,762,000	15,678

FLEXium Interconnect, Inc.	736,000	1,416

General Interface Solution GIS Holding Ltd.	590,871	813

Innolux Corp.	3,081,800	1,234

Micro-Star International Co. Ltd.	190,000	934

Novatek Microelectronics Corp.	105,000	1,958

Pegatron Corp.	6,096,000	16,059

Powertech Technology, Inc.	509,000	2,291

Primax Electronics Ltd.	995,000	2,484

Radiant Opto-Electronics Corp.	793,000	3,656

Supreme Electronics Co. Ltd.	515,000	794

TPK Holding Co. Ltd. (a)	557,000	595

		54,883

REAL ESTATE 0.0%

Farglory Land Development Co. Ltd.	303,000	665

Total Taiwan		191,269

THAILAND 6.1%

CONSUMER DISCRETIONARY 0.1%

Sri Trang Agro-Industry PCL	5,879,000	2,154

CONSUMER STAPLES 0.2%

Charoen Pokphand Foods PCL	4,707,800	3,334

Thai Union Group PCL ‘F’	743,600	236

		3,570

ENERGY 0.9%

IRPC PCL	34,918,800	817

PTT PCL	19,254,500	17,780

Star Petroleum Refining PCL	17,759,800	2,760

		21,357

FINANCIALS 4.4%

Bangkok Bank PCL	902,800	3,863

Kasikornbank PCL	7,230,000	34,152

Kiatnakin Phatra Bank PCL	167,700	233

Krung Thai Bank PCL	16,891,100	11,080

SCB X PCL	9,874,200	35,708

Thai Life Insurance PCL	6,238,500	1,923

Thanachart Capital PCL	8,390,804	11,819

Tisco Financial Group PCL	2,026,500	6,034

		104,812

HEALTH CARE 0.0%

Sri Trang Gloves Thailand PCL	2,263,700	422

INDUSTRIALS 0.1%

Regional Container Lines PCL	2,252,500	1,785

44	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
MATERIALS 0.3%

Indorama Ventures PCL	3,789,600	$2,369

PTT Global Chemical PCL	7,210,300	4,427

		6,796

REAL ESTATE 0.1%

3BB Internet Infrastructure Fund	3,228,800	582

Land & Houses PCL	14,446,200	1,521

Supalai PCL	2,403,000	1,072

		3,175

Total Thailand		144,071

TURKEY 0.3%

FINANCIALS 0.3%

Is Yatirim Menkul Degerler AS ‘A’	7,777,797	7,130

INDUSTRIALS 0.0%

AG Anadolu Grubu Holding AS	81,129	530

Total Turkey		7,660

UNITED ARAB EMIRATES 0.3%

FINANCIALS 0.2%

Dubai Islamic Bank PJSC	1,165,068	2,876

Emirates NBD Bank PJSC	124,810	775

		3,651

REAL ESTATE 0.1%

Emaar Properties PJSC	880,855	3,268

Total United Arab Emirates		6,919

Total Common Stocks (Cost $1,841,466)		2,141,281

PREFERRED STOCKS 7.9%

BRAZIL 7.8%

BANKING & FINANCE 1.1%

Banco Bradesco SA	7,298,700	22,609

	SHARES	MARKET VALUE (000S)

Itau Unibanco Holding SA	426,100	$2,898

		25,507

INDUSTRIALS 1.3%

Braskem SA	928,100	1,549

Gerdau SA	7,453,700	21,951

Metalurgica Gerdau SA	4,588,600	7,542

Usinas Siderurgicas de Minas Gerais SA Usiminas	1,246,500	945

		31,987

UTILITIES 5.4%

Cia Energetica de Minas Gerais	7,691,070	15,289

Cia Paranaense de Energia - Copel	2,680,400	6,147

Petroleo Brasileiro SA - Petrobras	18,317,100	105,794

		127,230

Total Brazil		184,724

CHILE 0.1%

INDUSTRIALS 0.1%

Embotelladora Andina SA	759,400	3,098

Total Chile		3,098

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	31,237	0

Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $204,080)		187,822

REAL ESTATE INVESTMENT TRUSTS 0.4%

MEXICO 0.1%

REAL ESTATE 0.1%

Fibra Uno Administracion SA de CV	1,390,300	1,920

Total Mexico		1,920

	SHARES	MARKET VALUE (000S)
SOUTH AFRICA 0.3%

REAL ESTATE 0.3%

Growthpoint Properties Ltd.	7,497,376	$5,668

Redefine Properties Ltd.	3,894,988	1,009

		6,677

Total South Africa		6,677

Total Real Estate Investment Trusts (Cost $7,761)		8,597

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	518,356	518

Total Mutual Funds (Cost $518)		518

Total Short-Term Instruments (Cost $518)		518

Total Investments in Securities (Cost $2,053,825)		2,338,218

INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

MUTUAL FUNDS 0.5%

PIMCO Government Money Market Fund
4.480% (b)(c)(d)	11,572,133	11,572

Total Mutual Funds (Cost $11,572)		11,572

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	466,853	4,546

Total Short-Term Instruments (Cost $16,119)		16,118

Total Investments in Affiliates (Cost $16,119)		16,118

Total Investments 99.7% (Cost $2,069,944)		$2,354,336

Other Assets and Liabilities, net 0.3%		6,163

Net Assets 100.0%		$2,360,499

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $11,078 were out on loan in exchange for $11,576 of cash collateral as of June 30, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Forward Transaction Agreement
BPG	$0	$0	$0	$1,678	$1,678	$(1,715)	$(37)
BOS	0	0	0	1,452	1,452	(1,484)	(32)
BSN	0	0	0	41	41	(52)	(11)
BZW	0	0	0	1,559	1,559	(1,654)	(95)
IBD	0	0	0	3,784	3,784	(3,982)	(198)
SAL	0	0	0	280	280	(308)	(28)
UBS	0	0	0	1,428	1,428	(1,506)	(78)
WFS	0	0	0	856	856	(875)	(19)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$11,078

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$11,576	$0	$0	$0	$11,576

Total Borrowings	$11,576	$0	$0	$0	$11,576

Payable for securities on loan - cash collateral					$11,576

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$190	$0	$0	$190

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20)	$0	$(20)

	$0	$0	$190	$(20)	$0	$170

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$10,189	$0	$0	$10,189
Consumer Discretionary	13,654	0	0	13,654
Consumer Staples	54,593	0	0	54,593
Financials	40,132	0	0	40,132
Industrials	1,851	0	0	1,851
Materials	104,367	0	0	104,367

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Utilities	$7,554	$0	$0	$7,554
Chile
Consumer Discretionary	664	0	0	664
Consumer Staples	11,916	0	0	11,916
Financials	8,841	0	0	8,841
Utilities	4,265	0	0	4,265
China
Communication Services	0	18,257	0	18,257
Consumer Discretionary	29,747	37,760	0	67,507

46	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Consumer Staples	$0	$11,949	$0	$11,949
Energy	0	133,226	0	133,226
Financials	3,509	254,380	0	257,889
Health Care	0	16,355	0	16,355
Industrials	0	36,856	0	36,856
Information Technology	0	51,084	0	51,084
Materials	0	31,073	0	31,073
Real Estate	0	8,469	0	8,469
Greece
Communication Services	7,953	0	0	7,953
Consumer Discretionary	319	0	0	319
Energy	0	3,322	0	3,322
Industrials	6,818	0	0	6,818
Hong Kong
Financials	496	11,599	0	12,095
Industrials	0	14,912	0	14,912
Materials	0	554	0	554
Utilities	0	23,132	0	23,132
India
Communication Services	0	9,886	0	9,886
Consumer Discretionary	0	2,999	0	2,999
Energy	0	77,083	0	77,083
Financials	0	45,359	0	45,359
Health Care	0	1,373	0	1,373
Industrials	0	1,322	0	1,322
Information Technology	0	1,111	0	1,111
Materials	0	75,455	0	75,455
Utilities	0	13,726	0	13,726
Indonesia
Communication Services	0	9,322	0	9,322
Consumer Staples	1,372	1,162	0	2,534
Energy	0	15,468	0	15,468
Financials	0	6,935	0	6,935
Health Care	0	223	0	223
Industrials	0	4,392	0	4,392
Materials	0	926	0	926
Utilities	0	4,535	0	4,535
Kuwait
Communication Services	0	583	0	583
Malaysia
Consumer Discretionary	0	1,497	0	1,497
Energy	0	425	0	425
Financials	0	6,810	0	6,810
Health Care	0	6,151	0	6,151
Industrials	0	1,077	0	1,077
Utilities	0	1,026	0	1,026
Mexico
Communication Services	9,440	0	0	9,440
Consumer Discretionary	536	0	0	536
Consumer Staples	15,034	0	0	15,034
Financials	2,666	0	0	2,666
Materials	5,236	0	0	5,236
Philippines
Communication Services	0	1,554	0	1,554
Energy	1,604	0	0	1,604
Financials	0	2	0	2
Industrials	0	1,539	0	1,539
Poland
Communication Services	0	3,373	0	3,373
Energy	0	6,063	0	6,063
Financials	0	5,427	0	5,427
Information Technology	0	354	0	354
Utilities	0	3,159	0	3,159
Qatar
Communication Services	0	1,325	0	1,325
Financials	466	2,251	0	2,717
Russia
Utilities	0	0	1	1
Saudi Arabia
Financials	0	1,328	0	1,328

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Materials	$3,305	$1,971	$0	$5,276
Real Estate	0	296	0	296
Utilities	0	1,424	0	1,424
South Africa
Communication Services	0	17,387	0	17,387
Consumer Discretionary	1,288	2,663	0	3,951
Consumer Staples	6,895	0	0	6,895
Energy	2,006	425	0	2,431
Financials	25,878	18,450	0	44,328
Health Care	2,168	0	0	2,168
Industrials	0	3,066	0	3,066
Materials	1,926	54,836	0	56,762
South Korea
Communication Services	0	50,906	0	50,906
Consumer Discretionary	0	34,421	0	34,421
Consumer Staples	0	21,937	0	21,937
Energy	0	2,794	0	2,794
Financials	0	70,350	0	70,350
Industrials	0	108,297	0	108,297
Information Technology	0	6,004	0	6,004
Materials	0	18,325	0	18,325
Utilities	0	22,972	0	22,972
Taiwan
Communication Services	0	871	0	871
Consumer Discretionary	0	9,278	0	9,278
Industrials	0	125,572	0	125,572
Information Technology	0	54,883	0	54,883
Real Estate	0	665	0	665
Thailand
Consumer Discretionary	0	2,154	0	2,154
Consumer Staples	0	3,570	0	3,570
Energy	0	21,357	0	21,357
Financials	0	104,812	0	104,812
Health Care	0	422	0	422
Industrials	0	1,785	0	1,785
Materials	0	6,796	0	6,796
Real Estate	0	3,175	0	3,175
Turkey
Financials	7,130	0	0	7,130
Industrials	0	530	0	530
United Arab Emirates
Financials	775	2,876	0	3,651
Real Estate	0	3,268	0	3,268
Preferred Stocks
Brazil
Banking & Finance	25,507	0	0	25,507
Industrials	31,987	0	0	31,987
Utilities	127,230	0	0	127,230
Chile
Industrials	3,098	0	0	3,098
Real Estate Investment Trusts
Mexico
Real Estate	1,920	0	0	1,920
South Africa
Real Estate	0	6,677	0	6,677
Rights
Malaysia	0	0	0	0
Short-Term Instruments
Mutual Funds	0	518	0	518

	$584,335	$1,753,882	$1	$2,338,218

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	11,572	0	0	11,572
Central Funds Used for Cash Management Purposes	4,546	0	0	4,546

	$16,118	$0	$0	$16,118

Total Investments	$600,453	$1,753,882	$1	$2,354,336

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Schedule of Investments	PIMCO RAE Global ex-US Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380 (b)	179,133	$179

Total Short-Term Instruments (Cost $179)		179

Total Investments in Securities (Cost $179)		179

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.8%

MUTUAL FUNDS (a) 99.8%

UNITED STATES 99.8%

PIMCO RAE Emerging Markets Fund	2,582,167	$29,618

PIMCO RAE International Fund	9,559,650	83,838

Total Mutual Funds (Cost $101,767)		113,456

Total Investments in Affiliates (Cost $101,767)		113,456

Total Investments 100.0% (Cost $101,946)		$113,635

Other Assets and Liabilities, net 0.0%		(9)

Net Assets 100.0%		$113,626

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Short-Term Instruments
Mutual Funds	$0	$179	$0	$179

	$0	$179	$0	$179

Investments in Affiliates, at Value
Mutual Funds
United States	113,456	0	0	113,456

Total Investments	$113,456	$179	$0	$113,635

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

48	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE International Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%

COMMON STOCKS 96.5%

AUSTRALIA 2.8%

COMMUNICATION SERVICES 0.1%

Telstra Group Ltd.	170,826	$545

CONSUMER DISCRETIONARY 0.3%

JB Hi-Fi Ltd.	26,849	1,951

ENERGY 0.1%

Viva Energy Group Ltd.	175,306	249

FINANCIALS 0.3%

Suncorp Group Ltd.	125,350	1,786

INDUSTRIALS 0.4%

Aurizon Holdings Ltd.	482,457	962

Brambles Ltd.	36,508	564

Downer EDI Ltd.	204,681	851

		2,377

MATERIALS 0.6%

BlueScope Steel Ltd.	49,356	752

Rio Tinto Ltd.	36,160	2,560

Sims Ltd.	32,917	333

		3,645

UTILITIES 1.0%

AGL Energy Ltd.	913,177	5,856

Total Australia		16,409

AUSTRIA 0.9%

ENERGY 0.3%

OMV AG	30,854	1,678

FINANCIALS 0.1%

Raiffeisen Bank International AG	25,045	766

INDUSTRIALS 0.0%

Strabag SE	1,706	163

MATERIALS 0.5%

voestalpine AG	95,825	2,702

Total Austria		5,309

BELGIUM 1.0%

COMMUNICATION SERVICES 0.3%

Proximus SADP	193,315	1,886

CONSUMER STAPLES 0.1%

Colruyt Group NV	7,871	341

FINANCIALS 0.5%

Ageas SA	46,696	3,159

MATERIALS 0.1%

Bekaert SA	12,317	509

Total Belgium		5,895

	SHARES	MARKET VALUE (000S)
CANADA 5.0%

CONSUMER DISCRETIONARY 1.9%

BRP, Inc.	14,200	$689

Canadian Tire Corp. Ltd. ‘A’	2,951	402

Magna International, Inc.	261,267	10,100

		11,191

CONSUMER STAPLES 0.5%

Empire Co. Ltd. ‘A’	35,200	1,461

George Weston Ltd.	3,661	734

Loblaw Cos., Ltd.	4,000	662

		2,857

ENERGY 0.1%

Imperial Oil Ltd.	10,900	866

FINANCIALS 0.3%

IGM Financial, Inc.	16,500	521

Onex Corp.	13,710	1,129

		1,650

HEALTH CARE 0.0%

Bausch Health Cos., Inc. (a)	44,300	295

INDUSTRIALS 0.1%

Finning International, Inc.	17,100	731

INFORMATION TECHNOLOGY 0.1%

CGI, Inc.	3,700	388

MATERIALS 1.8%

Canfor Corp. (a)	28,200	293

Nutrien Ltd. (c)	123,300	7,185

West Fraser Timber Co. Ltd.	42,400	3,109

		10,587

UTILITIES 0.2%

Atco Ltd. ‘I’	37,081	1,383

Total Canada		29,948

DENMARK 3.1%

HEALTH CARE 0.2%

H Lundbeck AS	146,716	843

H Lundbeck AS ‘A’	315	1

		844

INDUSTRIALS 2.9%

AP Moller - Maersk AS ‘B’	9,010	16,756

D/S Norden AS	18,049	573

		17,329

Total Denmark		18,173

FINLAND 2.4%

CONSUMER STAPLES 0.1%

Kesko Oyj ‘B’	29,858	736

FINANCIALS 0.6%

Sampo Oyj ‘A’	338,113	3,639

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.2%

Kone Oyj ‘B’	20,815	$1,371

INFORMATION TECHNOLOGY 0.7%

Nokia Oyj	830,101	4,307

MATERIALS 0.3%

Outokumpu Oyj (c)	431,559	1,785

UTILITIES 0.5%

Fortum Oyj	140,703	2,639

Total Finland		14,477

FRANCE 3.1%

COMMUNICATION SERVICES 0.2%

Orange SA	78,437	1,195

CONSUMER DISCRETIONARY 1.0%

Cie Generale des Etablissements Michelin SCA	42,609	1,585

Renault SA	22,224	1,025

Valeo SE	333,330	3,659

		6,269

CONSUMER STAPLES 0.1%

Carrefour SA	26,025	367

ENERGY 0.3%

TotalEnergies SE	29,367	1,795

HEALTH CARE 1.5%

Sanofi SA	90,527	8,764

Total France		18,390

GERMANY 6.5%

CONSUMER DISCRETIONARY 0.5%

Bayerische Motoren Werke AG	34,050	3,033

HEALTH CARE 2.8%

Bayer AG	380,065	11,450

BioNTech SE (a)	19,243	2,049

Fresenius Medical Care AG	7,371	423

Fresenius SE & Co. KGaA	50,705	2,552

		16,474

INDUSTRIALS 0.1%

Deutsche Post AG	9,514	441

Hapag-Lloyd AG	1,504	225

		666

MATERIALS 3.1%

BASF SE	273,748	13,539

Heidelberg Materials AG	19,868	4,679

		18,218

Total Germany		38,391

HONG KONG 3.6%

COMMUNICATION SERVICES 0.0%

PCCW Ltd.	307,000	209

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.2%

Skyworth Group Ltd. (c)	1,362,215	$533

Yue Yuen Industrial Holdings Ltd.	580,500	891

		1,424

CONSUMER STAPLES 0.9%

First Pacific Co. Ltd.	228,000	162

Want Want China Holdings Ltd.	173,000	121

WH Group Ltd.	4,995,000	4,814

		5,097

INDUSTRIALS 0.8%

CTF Services Ltd.	102,000	97

Hutchison Port Holdings Trust	2,422,500	422

Jardine Matheson Holdings Ltd.	25,200	1,211

SITC International Holdings Co. Ltd.	234,000	749

Swire Pacific Ltd. ‘A’	228,500	1,959

Xinyi Glass Holdings Ltd.	172,000	166

		4,604

INFORMATION TECHNOLOGY 0.3%

Kingboard Holdings Ltd.	331,000	1,060

Kingboard Laminates Holdings Ltd.	700,500	856

		1,916

REAL ESTATE 1.3%

CK Asset Holdings Ltd.	449,500	1,986

Hang Lung Properties Ltd.	207,000	198

Hopson Development Holdings Ltd. (a)	132,800	56

Kerry Properties Ltd.	252,000	652

New World Development Co. Ltd.	538,000	393

Sino Land Co. Ltd.	294,000	313

Sun Hung Kai Properties Ltd.	268,000	3,088

Wharf Holdings Ltd.	240,000	731

Wharf Real Estate Investment Co. Ltd.	48,000	136

		7,553

UTILITIES 0.1%

China Gas Holdings Ltd.	403,200	377

Total Hong Kong		21,180

IRELAND 0.1%

HEALTH CARE 0.1%

Medtronic PLC	5,834	509

Total Ireland		509

ISRAEL 1.9%

COMMUNICATION SERVICES 0.1%

Bezeq The Israeli Telecommunication Corp. Ltd.	435,302	744

ENERGY 0.1%

Delek Group Ltd.	1	0

Oil Refineries Ltd.	1,886,954	509

Paz Retail & Energy Ltd.	1,425	261

		770

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.2%

Plus500 Ltd.	25,042	$1,168

INDUSTRIALS 1.1%

ZIM Integrated Shipping Services Ltd. (c)	397,673	6,399

INFORMATION TECHNOLOGY 0.2%

Check Point Software Technologies Ltd. (a)	5,857	1,296

MATERIALS 0.2%

ICL Group Ltd.	113,029	776

REAL ESTATE 0.0%

G City Ltd.	38,061	151

Total Israel		11,304

ITALY 0.9%

COMMUNICATION SERVICES 0.5%

Telecom Italia SpA (a)	6,143,505	3,036

ENERGY 0.1%

Eni SpA	27,062	437

UTILITIES 0.3%

Enel SpA	214,901	2,039

Total Italy		5,512

JAPAN 21.6%

COMMUNICATION SERVICES 0.9%

Hakuhodo DY Holdings, Inc.	49,100	407

KDDI Corp.	179,600	3,084

Nippon Telegraph & Telephone Corp.	548,600	586

Nippon Television Holdings, Inc.	11,900	276

Square Enix Holdings Co. Ltd.	11,800	882

		5,235

CONSUMER DISCRETIONARY 2.9%

Bandai Namco Holdings, Inc.	56,700	2,032

Bridgestone Corp.	19,400	793

EDION Corp.	84,400	1,235

Iida Group Holdings Co. Ltd.	10,400	146

Isuzu Motors Ltd.	120,200	1,523

Izumi Co. Ltd.	16,700	385

JTEKT Corp.	38,400	316

K’s Holdings Corp.	151,100	1,536

Nikon Corp.	97,200	997

PALTAC Corp.	12,500	350

Panasonic Holdings Corp.	194,200	2,078

Sharp Corp. (a)	32,300	157

Shimamura Co. Ltd.	14,200	996

Subaru Corp.	52,600	912

Sumitomo Rubber Industries Ltd.	47,400	538

Tokai Rika Co. Ltd.	12,900	199

Toyoda Gosei Co. Ltd.	5,100	100

Toyota Boshoku Corp.	5,500	75

TS Tech Co. Ltd.	20,200	237

Yamada Holdings Co. Ltd.	702,500	2,211

Yamaha Corp.	35,800	259

		17,075

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 1.7%

Arcs Co. Ltd.	14,100	$292

Coca-Cola Bottlers Japan Holdings, Inc.	68,100	1,100

Itoham Yonekyu Holdings, Inc.	19,280	656

Kao Corp.	20,200	905

Kewpie Corp.	14,800	346

Lion Corp.	17,800	184

MatsukiyoCocokara & Co.	36,000	741

MEIJI Holdings Co. Ltd.	93,900	2,076

Mitsubishi Shokuhin Co. Ltd.	12,200	536

Morinaga Milk Industry Co. Ltd.	14,000	315

Nichirei Corp.	30,600	400

Sugi Holdings Co. Ltd.	43,500	994

Tsuruha Holdings, Inc.	16,400	1,280

United Super Markets Holdings, Inc.	29,800	189

Welcia Holdings Co. Ltd.	12,900	227

		10,241

ENERGY 0.1%

Idemitsu Kosan Co. Ltd.	84,600	513

FINANCIALS 3.8%

Japan Post Holdings Co. Ltd.	1,957,800	18,133

Japan Post Insurance Co. Ltd.	17,500	396

MS&AD Insurance Group Holdings, Inc.	176,000	3,935

		22,464

HEALTH CARE 1.1%

Alfresa Holdings Corp.	98,500	1,347

Astellas Pharma, Inc.	56,400	552

Medipal Holdings Corp.	95,600	1,551

Sumitomo Pharma Co. Ltd.	180,100	1,210

Suzuken Co. Ltd.	54,400	1,967

Toho Holdings Co. Ltd.	2,200	71

		6,698

INDUSTRIALS 3.5%

AGC, Inc. (c)	60,700	1,781

Amada Co. Ltd.	54,500	595

COMSYS Holdings Corp.	41,200	953

Dai Nippon Printing Co. Ltd.	141,800	2,152

EXEO Group, Inc.	7,900	101

Furukawa Electric Co. Ltd.	28,500	1,391

Hino Motors Ltd. (a)	286,100	711

Kamigumi Co. Ltd.	9,500	264

Kandenko Co. Ltd.	34,900	806

Nagase & Co. Ltd.	13,600	262

Nippon Express Holdings, Inc.	26,900	540

Nisshinbo Holdings, Inc.	28,300	181

NSK Ltd.	57,200	269

Persol Holdings Co. Ltd.	912,700	1,781

Sankyu, Inc.	16,800	901

Seino Holdings Co. Ltd.	54,400	836

Sekisui Chemical Co. Ltd.	86,200	1,561

SG Holdings Co. Ltd.	52,300	583

Sohgo Security Services Co. Ltd.	20,900	146

Sumitomo Heavy Industries Ltd.	6,900	141

TOPPAN Holdings, Inc.	40,500	1,100

TOTO Ltd.	21,600	544

Yamato Holdings Co. Ltd.	241,500	3,232

		20,831

50	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 4.8%

Alps Alpine Co. Ltd.	169,000	$1,818

Brother Industries Ltd.	86,600	1,494

Canon Marketing Japan, Inc.	21,400	784

Canon, Inc.	212,050	6,150

Fujitsu Ltd.	470,500	11,414

Konica Minolta, Inc. (a)	306,800	998

Nippon Electric Glass Co. Ltd.	11,700	278

Omron Corp.	20,900	563

Otsuka Corp.	8,000	163

Ricoh Co. Ltd.	120,900	1,141

Seiko Epson Corp.	116,500	1,531

Taiyo Yuden Co. Ltd.	65,300	1,143

TIS, Inc.	24,700	828

		28,305

MATERIALS 1.6%

Daicel Corp.	64,400	540

Denka Co. Ltd.	31,700	435

Dowa Holdings Co. Ltd.	10,100	327

JFE Holdings, Inc.	34,000	395

Kaneka Corp.	10,600	292

Kansai Paint Co. Ltd.	19,400	266

Mitsubishi Chemical Group Corp.	391,500	2,058

Mitsubishi Gas Chemical Co., Inc.	19,900	306

Mitsubishi Materials Corp.	40,900	646

Mitsui Mining & Smelting Co. Ltd.	7,800	272

Nippon Paper Industries Co. Ltd. ‘L’	9,000	65

Nippon Shokubai Co. Ltd.	50,100	571

Nitto Denko Corp.	44,000	850

Sumitomo Chemical Co. Ltd.	398,700	964

Teijin Ltd.	20,200	164

Toyo Seikan Group Holdings Ltd.	66,000	1,292

UBE Corp.	18,400	289

		9,732

REAL ESTATE 0.5%

Daito Trust Construction Co. Ltd.	29,400	3,202

UTILITIES 0.7%

Chubu Electric Power Co., Inc.	71,700	887

Electric Power Development Co. Ltd. ‘C’	78,800	1,345

Toho Gas Co. Ltd.	12,400	346

Tokyo Gas Co. Ltd.	37,700	1,254

		3,832

Total Japan		128,128

LUXEMBOURG 2.5%

MATERIALS 2.5%

ArcelorMittal SA	468,817	14,887

Total Luxembourg		14,887

NETHERLANDS 6.7%

CONSUMER DISCRETIONARY 0.1%

Stellantis NV	60,006	601

CONSUMER STAPLES 4.2%

Koninklijke Ahold Delhaize NV	599,817	25,052

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.9%

NN Group NV	82,847	$5,513

INDUSTRIALS 1.0%

Randstad NV	108,970	5,037

Signify NV	27,754	753

		5,790

MATERIALS 0.5%

Akzo Nobel NV	44,144	3,097

Total Netherlands		40,053

NEW ZEALAND 0.0%

INDUSTRIALS 0.0%

Air New Zealand Ltd.	202,808	73

Fletcher Building Ltd. (a)	70,502	124

		197

Total New Zealand		197

NORWAY 2.8%

COMMUNICATION SERVICES 0.4%

Telenor ASA	161,322	2,512

CONSUMER STAPLES 0.1%

Leroy Seafood Group ASA	42,027	200

ENERGY 1.2%

DNO ASA	344,176	439

Equinor ASA	261,795	6,611

		7,050

MATERIALS 1.1%

Elkem ASA	30,181	71

Yara International ASA	177,397	6,546

		6,617

Total Norway		16,379

RUSSIA 0.0%

MATERIALS 0.0%

Evraz PLC «(a)	238,175	0

Total Russia		0

SINGAPORE 0.5%

COMMUNICATION SERVICES 0.3%

JOYY, Inc. ADR	28,627	1,457

INDUSTRIALS 0.2%

ComfortDelGro Corp. Ltd.	830,800	935

Jardine Cycle & Carriage Ltd.	25,700	493

		1,428

INFORMATION TECHNOLOGY 0.0%

Venture Corp. Ltd.	27,300	245

REAL ESTATE 0.0%

UOL Group Ltd.	33,100	161

Total Singapore		3,291

	SHARES	MARKET VALUE (000S)
SPAIN 3.0%

COMMUNICATION SERVICES 2.3%

Telefonica SA	2,624,870	$13,815

FINANCIALS 0.5%

Mapfre SA	666,478	2,730

UTILITIES 0.2%

Endesa SA (c)	21,135	669

Naturgy Energy Group SA	17,725	564

		1,233

Total Spain		17,778

SWEDEN 2.7%

COMMUNICATION SERVICES 0.6%

Tele2 AB ‘B’	197,820	2,888

Telia Co. AB	125,987	453

		3,341

CONSUMER DISCRETIONARY 0.3%

Electrolux AB ‘B’ (a)	172,784	1,229

H & M Hennes & Mauritz AB ‘B’	59,307	835

		2,064

INDUSTRIALS 0.3%

Peab AB ‘B’	98,398	806

Skanska AB ‘B’	40,272	938

		1,744

INFORMATION TECHNOLOGY 1.3%

Telefonaktiebolaget LM Ericsson ‘B’	898,470	7,677

MATERIALS 0.2%

SSAB AB ‘A’	246,797	1,485

Total Sweden		16,311

SWITZERLAND 8.2%

CONSUMER STAPLES 0.1%

Nestle SA	7,998	795

FINANCIALS 0.3%

Swiss Life Holding AG	250	253

Zurich Insurance Group AG	1,808	1,265

		1,518

HEALTH CARE 4.9%

Novartis AG	34,658	4,207

Roche Holding AG	76,029	24,817

		29,024

INDUSTRIALS 0.4%

Adecco Group AG	71,725	2,138

MATERIALS 2.5%

Glencore PLC	3,858,409	15,035

Total Switzerland		48,510

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
UNITED KINGDOM 17.2%

COMMUNICATION SERVICES 4.9%

BT Group PLC	455,610	$1,213

Vodafone Group PLC	26,046,650	27,882

		29,095

CONSUMER DISCRETIONARY 1.6%

Currys PLC (a)	796,593	1,332

Kingfisher PLC	1,119,729	4,472

Pearson PLC	16,461	242

Persimmon PLC	164,777	2,931

Taylor Wimpey PLC	459,472	749

		9,726

CONSUMER STAPLES 5.6%

British American Tobacco PLC	522,596	24,847

Imperial Brands PLC	208,137	8,224

Tesco PLC	46,819	258

		33,329

FINANCIALS 3.2%

Aberdeen Group PLC	678,551	1,747

M&G PLC	1,210,521	4,279

NatWest Group PLC	1,818,753	12,773

		18,799

HEALTH CARE 1.1%

GSK PLC	332,779	6,345

MATERIALS 0.1%

Johnson Matthey PLC	20,131	480

UTILITIES 0.7%

Centrica PLC	2,028,990	4,502

Total United Kingdom		102,276

Total Common Stocks (Cost $477,605)		573,307

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 2.2%

GERMANY 2.2%

INDUSTRIALS 2.2%

Volkswagen AG	125,146	$13,229

Total Preferred Stocks (Cost $11,264)		13,229

REAL ESTATE INVESTMENT TRUSTS 0.2%

AUSTRALIA 0.1%

REAL ESTATE 0.1%

Scentre Group	116,088	273

Total Australia		273

CANADA 0.1%

REAL ESTATE 0.1%

RioCan Real Estate Investment Trust (c)	43,842	570

Total Canada		570

Total Real Estate Investment Trusts (Cost $763)		843

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	1,010,129	1,010

Total Mutual Funds (Cost $1,010)		1,010

Total Short-Term Instruments (Cost $1,010)		1,010

Total Investments in Securities (Cost $490,642)		588,389

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.6%

SHORT-TERM INSTRUMENTS 7.6%

MUTUAL FUNDS 2.9%

PIMCO Government Money Market Fund
4.480% (b)(c)(d)	17,424,980	$17,425

Total Mutual Funds (Cost $17,425)		17,425

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	2,890,303	28,143

Total Short-Term Instruments (Cost $45,568)		45,568

Total Investments in Affiliates (Cost $45,568)		45,568

Total Investments 106.7% (Cost $536,210)		$633,957

Other Assets and Liabilities, net (6.7)%		(39,687)

Net Assets 100.0%		$594,270

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $16,349 were out on loan in exchange for $17,425 of cash collateral as of June 30, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

52	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
BMO	$0	$0	$0	$3,548	$3,548	$(3,646)	$(98)
BSN	0	0	0	7,321	7,321	(7,696)	(375)
BZW	0	0	0	1,287	1,287	(1,353)	(66)
GSC	0	0	0	1,624	1,624	(1,702)	(78)
HSL	0	0	0	352	352	(378)	(26)
UBS	0	0	0	2,217	2,217	(2,650)	(433)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$16,349

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$16,840	$0	$0	$0	$16,840
Real Estate	585	0	0	0	585

Total Borrowings	$17,425	$0	$0	$0	$17,425

Payable for securities on loan - cash collateral					$17,425

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$545	$0	$545
Consumer Discretionary	0	1,951	0	1,951
Energy	0	249	0	249
Financials	0	1,786	0	1,786
Industrials	0	2,377	0	2,377
Materials	0	3,645	0	3,645
Utilities	0	5,856	0	5,856
Austria
Energy	0	1,678	0	1,678
Financials	0	766	0	766
Industrials	0	163	0	163
Materials	0	2,702	0	2,702
Belgium
Communication Services	0	1,886	0	1,886
Consumer Staples	0	341	0	341
Financials	0	3,159	0	3,159
Materials	0	509	0	509
Canada
Consumer Discretionary	11,191	0	0	11,191
Consumer Staples	2,857	0	0	2,857
Energy	866	0	0	866
Financials	1,650	0	0	1,650
Health Care	295	0	0	295
Industrials	731	0	0	731
Information Technology	388	0	0	388
Materials	10,587	0	0	10,587
Utilities	1,383	0	0	1,383

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Denmark
Health Care	$0	$844	$0	$844
Industrials	0	17,329	0	17,329
Finland
Consumer Staples	0	736	0	736
Financials	0	3,639	0	3,639
Industrials	0	1,371	0	1,371
Information Technology	0	4,307	0	4,307
Materials	0	1,785	0	1,785
Utilities	0	2,639	0	2,639
France
Communication Services	0	1,195	0	1,195
Consumer Discretionary	0	6,269	0	6,269
Consumer Staples	0	367	0	367
Energy	0	1,795	0	1,795
Health Care	0	8,764	0	8,764
Germany
Consumer Discretionary	0	3,033	0	3,033
Health Care	2,049	14,425	0	16,474
Industrials	0	666	0	666
Materials	0	18,218	0	18,218
Hong Kong
Communication Services	0	209	0	209
Consumer Discretionary	0	1,424	0	1,424
Consumer Staples	0	5,097	0	5,097
Industrials	749	3,855	0	4,604
Information Technology	0	1,916	0	1,916
Real Estate	731	6,822	0	7,553
Utilities	0	377	0	377

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	53

Schedule of Investments	PIMCO RAE International Fund	(Cont.)	June 30, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Ireland
Health Care	$509	$0	$0	$509
Israel
Communication Services	0	744	0	744
Energy	0	770	0	770
Financials	0	1,168	0	1,168
Industrials	6,399	0	0	6,399
Information Technology	1,296	0	0	1,296
Materials	0	776	0	776
Real Estate	0	151	0	151
Italy
Communication Services	0	3,036	0	3,036
Energy	0	437	0	437
Utilities	0	2,039	0	2,039
Japan
Communication Services	0	5,235	0	5,235
Consumer Discretionary	0	17,075	0	17,075
Consumer Staples	0	10,241	0	10,241
Energy	0	513	0	513
Financials	0	22,464	0	22,464
Health Care	0	6,698	0	6,698
Industrials	0	20,831	0	20,831
Information Technology	0	28,305	0	28,305
Materials	0	9,732	0	9,732
Real Estate	0	3,202	0	3,202
Utilities	0	3,832	0	3,832
Luxembourg
Materials	0	14,887	0	14,887
Netherlands
Consumer Discretionary	0	601	0	601
Consumer Staples	0	25,052	0	25,052
Financials	0	5,513	0	5,513
Industrials	0	5,790	0	5,790
Materials	0	3,097	0	3,097
New Zealand
Industrials	73	124	0	197
Norway
Communication Services	0	2,512	0	2,512
Consumer Staples	0	200	0	200
Energy	0	7,050	0	7,050
Materials	0	6,617	0	6,617
Singapore
Communication Services	1,457	0	0	1,457
Industrials	0	1,428	0	1,428
Information Technology	0	245	0	245
Real Estate	0	161	0	161

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Spain
Communication Services	$0	$13,815	$0	$13,815
Financials	0	2,730	0	2,730
Utilities	1,233	0	0	1,233
Sweden
Communication Services	0	3,341	0	3,341
Consumer Discretionary	0	2,064	0	2,064
Industrials	0	1,744	0	1,744
Information Technology	0	7,677	0	7,677
Materials	0	1,485	0	1,485
Switzerland
Consumer Staples	0	795	0	795
Financials	0	1,518	0	1,518
Health Care	0	29,024	0	29,024
Industrials	0	2,138	0	2,138
Materials	0	15,035	0	15,035
United Kingdom
Communication Services	0	29,095	0	29,095
Consumer Discretionary	0	9,726	0	9,726
Consumer Staples	0	33,329	0	33,329
Financials	0	18,799	0	18,799
Health Care	0	6,345	0	6,345
Materials	0	480	0	480
Utilities	0	4,502	0	4,502
Preferred Stocks
Germany
Industrials	0	13,229	0	13,229
Real Estate Investment Trusts
Australia
Real Estate	0	273	0	273
Canada
Real Estate	570	0	0	570
Short-Term Instruments
Mutual Funds	0	1,010	0	1,010

	$45,014	$543,375	$0	$588,389

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	17,425	0	0	17,425
Central Funds Used for Cash Management Purposes	28,143	0	0	28,143

	$45,568	$0	$0	$45,568

Total Investments	$90,582	$543,375	$0	$633,957

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

54	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE US Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

COMMON STOCKS 98.8%

UNITED KINGDOM 0.1%

COMMUNICATION SERVICES 0.1%

Liberty Global Ltd. ‘C’ (a)	121,780	$1,255

Total United Kingdom		1,255

UNITED STATES 98.7%

COMMUNICATION SERVICES 7.3%

Alphabet, Inc. ‘A’	32,555	5,737

Altice USA, Inc. ‘A’ (a)	58,235	124

AT&T, Inc.	77,354	2,239

Charter Communications, Inc. ‘A’ (a)	105,947	43,312

Comcast Corp. ‘A’	128,517	4,587

Electronic Arts, Inc.	41,940	6,698

Fox Corp. ‘A’	210,007	11,769

Lumen Technologies, Inc. (a)	2,004,964	8,782

Paramount Global ‘B’ (c)	668,614	8,625

Verizon Communications, Inc.	43,120	1,866

Warner Bros Discovery, Inc. (a)	714,643	8,190

		101,929

CONSUMER DISCRETIONARY 7.7%

Advance Auto Parts, Inc. (c)	97,785	4,546

AutoNation, Inc. (a)	27,916	5,545

Best Buy Co., Inc.	276,224	18,543

Dick’s Sporting Goods, Inc.	12,293	2,432

eBay, Inc.	307,773	22,917

Foot Locker, Inc. (a)	108,658	2,662

Home Depot, Inc.	2,569	942

Kohl’s Corp. (c)	918,418	7,788

Lowe’s Cos., Inc.	21,903	4,860

Macy’s, Inc.	662,546	7,725

MGM Resorts International (a)	97,949	3,368

Newell Brands, Inc.	151,265	817

NVR, Inc. (a)	444	3,279

PVH Corp.	44,848	3,077

Ralph Lauren Corp.	8,274	2,269

Tapestry, Inc.	104,191	9,149

VF Corp.	152,385	1,791

Whirlpool Corp.	50,102	5,081

		106,791

CONSUMER STAPLES 12.6%

Altria Group, Inc.	556,585	32,633

Archer-Daniels-Midland Co.	110,029	5,807

Dollar General Corp.	138,494	15,841

Kroger Co.	442,099	31,712

Target Corp.	185,746	18,324

Tyson Foods, Inc. ‘A’	94,603	5,292

Walgreens Boots Alliance, Inc.	1,171,344	13,447

Walmart, Inc.	536,226	52,432

		175,488

ENERGY 8.2%

Chevron Corp.	21,967	3,145

Marathon Petroleum Corp.	328,745	54,608

Phillips 66	126,300	15,068

Valero Energy Corp.	301,628	40,545

World Kinect Corp.	24,352	690

		114,056

	SHARES	MARKET VALUE (000S)
FINANCIALS 9.2%

Aflac, Inc.	30,205	$3,185

Ally Financial, Inc.	283,225	11,032

American Financial Group, Inc.	25,767	3,252

American International Group, Inc.	168,036	14,382

Capital One Financial Corp.	11,375	2,420

Comerica, Inc.	32,033	1,911

Corebridge Financial, Inc.	76,015	2,699

First American Financial Corp.	42,139	2,587

Franklin Resources, Inc.	136,493	3,255

Invesco Ltd.	236,065	3,723

Jefferies Financial Group, Inc.	4,581	251

Old Republic International Corp.	52,266	2,009

OneMain Holdings, Inc.	62,424	3,558

PayPal Holdings, Inc. (a)	202,509	15,050

Principal Financial Group, Inc.	6,345	504

Synchrony Financial	519,940	34,701

T. Rowe Price Group, Inc.	111,943	10,802

Travelers Cos., Inc.	24,046	6,433

Unum Group	37,633	3,039

Zions Bancorp NA	52,224	2,713

		127,506

HEALTH CARE 17.2%

Abbott Laboratories	5,647	768

AbbVie, Inc.	3,542	658

Biogen, Inc. (a)	75,296	9,456

Bristol-Myers Squibb Co.	625,189	28,940

Cardinal Health, Inc.	109,738	18,436

Centene Corp. (a)	119,147	6,467

Cigna Group	21,123	6,983

CVS Health Corp.	12,600	869

DaVita, Inc. (a)	68,996	9,829

Gilead Sciences, Inc.	539,434	59,807

Humana, Inc.	76,817	18,780

Johnson & Johnson	161,237	24,629

Labcorp Holdings, Inc.	28,309	7,431

Organon & Co.	277,682	2,688

Pfizer, Inc.	1,129,299	27,374

Quest Diagnostics, Inc.	26,018	4,674

Solventum Corp. (a)	17,811	1,351

Universal Health Services, Inc. ‘B’	52,413	9,495

		238,635

INDUSTRIALS 8.0%

3M Co.	217,266	33,077

Avis Budget Group, Inc. (a)	37,162	6,282

CH Robinson Worldwide, Inc.	97,280	9,334

CSX Corp.	291,787	9,521

Expeditors International of Washington, Inc.	77,292	8,831

FedEx Corp.	4,179	950

Hertz Global Holdings, Inc. (a)(c)	337,755	2,307

Honeywell International, Inc.	3,539	824

Leidos Holdings, Inc.	25,460	4,016

Lockheed Martin Corp.	48,244	22,344

ManpowerGroup, Inc.	108,175	4,370

Masco Corp.	22,469	1,446

Norfolk Southern Corp.	18,385	4,706

Robert Half, Inc.	71,495	2,935

		110,943

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 22.5%

Amdocs Ltd.	43,339	$3,954

Apple, Inc.	265,013	54,373

Applied Materials, Inc.	33,240	6,085

Arrow Electronics, Inc. (a)	69,180	8,816

Avnet, Inc.	108,912	5,781

Cisco Systems, Inc.	995,579	69,073

Cognizant Technology Solutions Corp. ‘A’	215,118	16,786

DXC Technology Co. (a)	147,938	2,262

Hewlett Packard Enterprise Co.	945,756	19,341

HP, Inc.	800,274	19,575

Intel Corp.	523,118	11,718

Juniper Networks, Inc.	210,953	8,423

Kyndryl Holdings, Inc. (a)	142,690	5,987

Lam Research Corp.	58,628	5,707

NetApp, Inc.	93,636	9,977

Oracle Corp.	19,820	4,333

Qorvo, Inc. (a)	113,082	9,602

QUALCOMM, Inc.	45,767	7,289

Seagate Technology Holdings PLC	137,922	19,906

Skyworks Solutions, Inc.	82,295	6,133

Teradyne, Inc.	64,272	5,779

Western Digital Corp.	152,327	9,747

Xerox Holdings Corp. (c)	366,988	1,934

		312,581

MATERIALS 2.8%

CF Industries Holdings, Inc.	39,049	3,593

Cleveland-Cliffs, Inc. (a)	386,930	2,941

DuPont de Nemours, Inc.	40,141	2,753

Eastman Chemical Co.	34,213	2,554

Huntsman Corp.	133,051	1,386

International Paper Co.	73,672	3,450

LyondellBasell Industries NV ‘A’	100,071	5,790

Mosaic Co.	173,316	6,323

Olin Corp.	27,972	562

Reliance, Inc.	14,117	4,431

Steel Dynamics, Inc.	35,138	4,498

		38,281

REAL ESTATE 1.0%

CBRE Group, Inc. ‘A’ (a)	52,353	7,336

Jones Lang LaSalle, Inc. (a)	25,802	6,599

		13,935

UTILITIES 2.2%

Consolidated Edison, Inc.	27,195	2,729

Evergy, Inc.	140,459	9,682

NRG Energy, Inc.	9,081	1,458

PPL Corp.	156,615	5,308

Southern Co.	21,832	2,005

UGI Corp.	130,868	4,766

WEC Energy Group, Inc.	37,265	3,883

		29,831

Total United States		1,369,976

Total Common Stocks (Cost $1,117,251)		1,371,231

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	55

Schedule of Investments	PIMCO RAE US Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.9%

UNITED STATES 0.9%

REAL ESTATE 0.9%

Host Hotels & Resorts, Inc.	299,993	$4,608

Weyerhaeuser Co.	312,500	8,028

		12,636

Total Real Estate Investment Trusts (Cost $14,381)		12,636

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S.Government Money Market Fund, Premier Class
4.380% (d)	152,308	152

Total Mutual Funds (Cost $152)		152

Total Short-Term Instruments (Cost $152)		152

Total Investments in Securities (Cost $1,131,784)		1,384,019

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

MUTUAL FUNDS 1.6%

PIMCO Government Money Market Fund
4.480% (b)(c)(d)	22,393,277	$22,393

Total Mutual Funds (Cost $22,393)		22,393

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	295,713	$2,880

Total Short-Term Instruments (Cost $25,272)		25,273

Total Investments in Affiliates (Cost $25,272)		25,273

Total Investments 101.5% (Cost $1,157,056)		$1,409,292

Other Assets and Liabilities, net (1.5)%		(20,982)

Net Assets 100.0%		$1,388,310

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $23,739 were out on loan in exchange for $24,272 of cash collateral as of June 30, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Forward Transaction Agreement
BOS	$0	$0	$0	$10,823	$10,823	$(11,071)	$(248)
BSN	0	0	0	92	92	(95)	(3)
GSC	0	0	0	8,323	8,323	(8,492)	(169)
MSB	0	0	0	4,501	4,501	(4,614)	(113)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$23,739

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$24,272	$0	$0	$0	$24,272

Total Borrowings	$24,272	$0	$0	$0	$24,272

Payable for securities on loan - cash collateral					$24,272

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

56	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$48	$0	$0	$48

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
United Kingdom
Communication Services	$1,255	$0	$0	$1,255
United States
Communication Services	101,929	0	0	101,929
Consumer Discretionary	106,791	0	0	106,791
Consumer Staples	175,488	0	0	175,488
Energy	114,056	0	0	114,056
Financials	127,506	0	0	127,506
Health Care	238,635	0	0	238,635
Industrials	110,943	0	0	110,943
Information Technology	312,581	0	0	312,581
Materials	38,281	0	0	38,281
Real Estate	13,935	0	0	13,935
Utilities	29,831	0	0	29,831

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Real Estate Investment Trusts
United States
Real Estate	$12,636	$0	$0	$12,636
Short-Term Instruments
Mutual Funds	0	152	0	152

	$1,383,867	$152	$0	$1,384,019

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	22,393	0	0	22,393
Central Funds Used for Cash Management Purposes	2,880	0	0	2,880

	$25,273	$0	$0	$25,273

Total Investments	$1,409,140	$152	$0	$1,409,292

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	57

Schedule of Investments	PIMCO RAE US Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%

COMMON STOCKS 89.3%

IRELAND 0.7%

HEALTH CARE 0.7%

Jazz Pharmaceuticals PLC (a)	138,969	$14,747

Total Ireland		14,747

UNITED KINGDOM 2.8%

COMMUNICATION SERVICES 0.0%

IHS Holding Ltd. (a)	35,607	198

CONSUMER DISCRETIONARY 0.8%

Capri Holdings Ltd. (a)	850,481	15,053

CONSUMER STAPLES 0.1%

Nomad Foods Ltd.	129,090	2,193

FINANCIALS 1.8%

Janus Henderson Group PLC	931,714	36,188

INDUSTRIALS 0.1%

Pentair PLC	11,444	1,175

Total United Kingdom		54,807

UNITED STATES 85.8%

COMMUNICATION SERVICES 4.1%

AMC Networks, Inc. ‘A’ (a)	41,508	260

Angi, Inc. (a)	106,471	1,625

Cargurus, Inc. (a)	80,303	2,688

Gray Media, Inc.	106,594	483

John Wiley & Sons, Inc. ‘A’	159,179	7,104

Liberty Latin America Ltd. ‘C’ (a)	751,952	4,677

Nexstar Media Group, Inc.	142,180	24,590

NII Holdings, Inc. «(a)	22,836	0

Scholastic Corp.	233,442	4,898

Sinclair, Inc.	30,485	421

TEGNA, Inc.	234,099	3,923

Telephone & Data Systems, Inc.	274,331	9,761

Yelp, Inc. (a)	500,148	17,140

Ziff Davis, Inc. (a)	140,671	4,258

		81,828

CONSUMER DISCRETIONARY 15.8%

Abercrombie & Fitch Co. ‘A’ (a)	67,447	5,588

Academy Sports & Outdoors, Inc.	146,495	6,564

Adient PLC (a)	124,395	2,421

ADT, Inc.	218,339	1,849

Adtalem Global Education, Inc. (a)	114,060	14,512

Boyd Gaming Corp.	72,926	5,705

Brunswick Corp.	52,057	2,876

Buckle, Inc.	50,554	2,293

Carter’s, Inc.	611,584	18,427

Columbia Sportswear Co.	90,303	5,516

Cracker Barrel Old Country Store, Inc.	200,103	12,222

	SHARES	MARKET VALUE (000S)

Crocs, Inc. (a)	10,210	$1,034

Designer Brands, Inc. ‘A’ (c)	149,218	355

Dillard’s, Inc. ‘A’ (c)	130,811	54,657

Etsy, Inc. (a)	29,647	1,487

G-III Apparel Group Ltd. (a)	43,241	969

Genesco, Inc. (a)	28,998	571

GoPro, Inc. ‘A’ (a)	462,474	350

Grand Canyon Education, Inc. (a)	68,138	12,878

H&R Block, Inc.	69,618	3,821

Hanesbrands, Inc. (a)	4,738,479	21,702

Hasbro, Inc.	36,208	2,673

Helen of Troy Ltd. (a)	205,404	5,829

iRobot Corp. (a)(c)	137,726	431

Jack in the Box, Inc. (c)	70,519	1,231

KB Home	18,604	985

La-Z-Boy, Inc.	32,418	1,205

Laureate Education, Inc. (a)	47,761	1,117

LCI Industries	16,151	1,473

Leggett & Platt, Inc.	490,134	4,372

Marriott Vacations Worldwide Corp.	55,990	4,049

Monro, Inc.	59,387	885

Murphy USA, Inc.	81,717	33,242

ODP Corp. (a)	622,827	11,292

Oxford Industries, Inc.	39,747	1,600

Patrick Industries, Inc.	11,607	1,071

Penn Entertainment, Inc. (a)	84,384	1,508

Phinia, Inc.	51,199	2,278

Polaris, Inc.	145,441	5,912

Pool Corp.	3,701	1,079

RH (a)	6,647	1,256

Sally Beauty Holdings, Inc. (a)	531,640	4,923

Signet Jewelers Ltd.	18,745	1,491

Sleep Number Corp. (a)	57,084	386

Smith & Wesson Brands, Inc.	31,339	272

Sonic Automotive, Inc. ‘A’	45,678	3,651

Sonos, Inc. (a)	146,770	1,587

Steven Madden Ltd.	77,300	1,854

Sturm Ruger & Co., Inc.	8,217	295

Taylor Morrison Home Corp. (a)	107,025	6,573

Travel & Leisure Co.	40,467	2,089

Tri Pointe Homes, Inc. (a)	484,657	15,485

United Parks & Resorts, Inc. (a)	21,855	1,030

Vail Resorts, Inc.	7,600	1,194

Valvoline, Inc. (a)	31,427	1,190

Victoria’s Secret & Co. (a)	341,722	6,329

Winnebago Industries, Inc.	30,297	879

Wyndham Hotels & Resorts, Inc.	48,610	3,948

Zumiez, Inc. (a)	31,237	414

		312,875

CONSUMER STAPLES 4.5%

B&G Foods, Inc. (c)	154,049	652

Cal-Maine Foods, Inc.	32,513	3,239

Clorox Co.	13,320	1,599

Flowers Foods, Inc.	329,475	5,265

Fresh Del Monte Produce, Inc.	212,332	6,884

Hain Celestial Group, Inc. (a)	138,631	211

Ingles Markets, Inc. ‘A’	110,256	6,988

	SHARES	MARKET VALUE (000S)

Ingredion, Inc.	23,404	$3,174

Medifast, Inc. (a)	15,920	224

Nu Skin Enterprises, Inc. ‘A’	44,283	354

SpartanNash Co.	22,629	599

Spectrum Brands Holdings, Inc.	14,447	766

Sprouts Farmers Market, Inc. (a)	270,275	44,498

United Natural Foods, Inc. (a)	44,981	1,049

Universal Corp.	84,299	4,910

USANA Health Sciences, Inc. (a)	14,493	442

Weis Markets, Inc.	122,092	8,850

		89,704

ENERGY 1.9%

California Resources Corp.	26,148	1,194

CNX Resources Corp. (a)	250,177	8,426

CVR Energy, Inc.	197,574	5,305

Delek U.S. Holdings, Inc.	768,502	16,277

Helmerich & Payne, Inc.	83,966	1,273

Murphy Oil Corp.	102,162	2,298

Peabody Energy Corp.	212,672	2,854

		37,627

FINANCIALS 16.6%

Acadian Asset Management, Inc.	23,767	838

Affiliated Managers Group, Inc.	161,323	31,744

Artisan Partners Asset Management, Inc. ‘A’	16,372	726

BankUnited, Inc.	228,606	8,136

Banner Corp.	43,345	2,781

Bread Financial Holdings, Inc.	456,634	26,083

CNO Financial Group, Inc.	562,940	21,718

Credit Acceptance Corp. (a)	17,576	8,954

Eagle Bancorp, Inc.	31,277	609

Employers Holdings, Inc.	11,171	527

Encore Capital Group, Inc. (a)	126,229	4,886

Euronet Worldwide, Inc. (a)	9,647	978

Evercore, Inc. ‘A’	10,600	2,862

Federated Hermes, Inc.	285,939	12,673

First Hawaiian, Inc.	108,594	2,710

Flagstar Financial, Inc.	101,131	1,072

Genworth Financial, Inc. (a)	1,116,772	8,688

Globe Life, Inc.	7,764	965

Hanover Insurance Group, Inc.	46,533	7,905

Hilltop Holdings, Inc.	77,782	2,361

Jackson Financial, Inc. ‘A’	185,791	16,496

MGIC Investment Corp.	750,977	20,907

Navient Corp.	351,793	4,960

Nelnet, Inc. ‘A’	7,117	862

PennyMac Financial Services, Inc.	53,892	5,370

PROG Holdings, Inc.	515,612	15,133

Radian Group, Inc.	379,693	13,677

SEI Investments Co.	99,962	8,983

SLM Corp.	1,559,008	51,120

Stewart Information Services Corp.	26,979	1,756

Synovus Financial Corp.	22,345	1,156

58	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

Virtu Financial, Inc. ‘A’	448,317	$20,080

Walker & Dunlop, Inc.	21,240	1,497

Western Union Co.	2,162,823	18,211

World Acceptance Corp. (a)	2,584	427

		327,851

HEALTH CARE 5.0%

AdaptHealth Corp. (a)	117,620	1,109

Amedisys, Inc. (a)	29,288	2,882

AMN Healthcare Services, Inc. (a)	349,332	7,221

Avanos Medical, Inc. (a)	28,569	350

Bio-Rad Laboratories, Inc. ‘A’ (a)	39,585	9,553

BrightSpring Health Services, Inc. (a)	93,265	2,200

Claritev Corp. (a)	9,050	408

Community Health Systems, Inc. (a)	195,953	666

Cross Country Healthcare, Inc. (a)	21,560	281

Dentsply Sirona, Inc.	602,520	9,568

Embecta Corp.	35,542	344

Emergent BioSolutions, Inc. (a)	82,326	525

Envista Holdings Corp. (a)	343,479	6,712

Exelixis, Inc. (a)	185,703	8,185

Fortrea Holdings, Inc. (a)	182,315	901

Fulgent Genetics, Inc. (a)	30,128	599

GRAIL, Inc. (a)(c)	87,080	4,478

ICU Medical, Inc. (a)	23,718	3,134

Innoviva, Inc. (a)	59,888	1,203

Integra LifeSciences Holdings Corp. (a)	168,419	2,066

Novavax, Inc. (a)(c)	393,082	2,476

Owens & Minor, Inc. (a)	894,576	8,141

Pediatrix Medical Group, Inc. (a)	42,070	604

Premier, Inc. ‘A’	540,023	11,843

QuidelOrtho Corp. (a)	169,729	4,892

Revvity, Inc.	15,572	1,506

Select Medical Holdings Corp.	42,778	649

Teladoc Health, Inc. (a)	408,107	3,555

Tenet Healthcare Corp. (a)	7,406	1,303

Vir Biotechnology, Inc. (a)	236,685	1,193

		98,547

INDUSTRIALS 17.8%

A.O. Smith Corp.	138,015	9,050

ABM Industries, Inc.	27,475	1,297

ACCO Brands Corp.	73,002	261

Acuity, Inc.	141,771	42,296

Allison Transmission Holdings, Inc.	498,903	47,391

Apogee Enterprises, Inc.	145,287	5,899

ArcBest Corp.	23,516	1,811

BlueLinx Holdings, Inc. (a)	7,748	576

Boise Cascade Co.	58,761	5,102

Booz Allen Hamilton Holding Corp.	9,471	986

Brady Corp. ‘A’	77,484	5,267

CACI International, Inc. ‘A’ (a)	8,110	3,866

CoreCivic, Inc. (a)	1,194,176	25,161

	SHARES	MARKET VALUE (000S)

CSG Systems International, Inc.	82,434	$5,384

Deluxe Corp.	27,047	430

DNOW, Inc. (a)	554,322	8,221

Donaldson Co., Inc.	16,624	1,153

EnerSys	46,976	4,029

Forward Air Corp. (a)	232,214	5,698

Genpact Ltd.	381,577	16,793

GEO Group, Inc. (a)	927,213	22,207

Healthcare Services Group, Inc. (a)	36,510	549

HNI Corp.	21,600	1,062

Hub Group, Inc. ‘A’	33,464	1,119

JELD-WEN Holding, Inc. (a)	269,519	1,056

JetBlue Airways Corp. (a)	328,410	1,389

Kelly Services, Inc. ‘A’	26,629	312

Kennametal, Inc.	242,032	5,557

Kforce, Inc.	9,155	377

Korn Ferry	45,633	3,346

Landstar System, Inc.	143,998	20,019

Lincoln Electric Holdings, Inc.	5,679	1,177

Marten Transport Ltd.	33,749	438

Masterbrand, Inc. (a)	138,251	1,511

Matson, Inc.	17,228	1,918

Maximus, Inc.	144,304	10,130

Middleby Corp. (a)	8,186	1,179

MSC Industrial Direct Co., Inc. ‘A’	62,699	5,331

Resideo Technologies, Inc. (a)	58,204	1,284

Schneider National, Inc. ‘B’	86,950	2,100

Science Applications International Corp.	90,464	10,187

Sensata Technologies Holding PLC	536,965	16,168

SkyWest, Inc. (a)	202,250	20,826

Steelcase, Inc. ‘A’	509,021	5,309

Toro Co.	19,492	1,378

TransUnion	13,849	1,219

TriNet Group, Inc.	46,042	3,367

UFP Industries, Inc.	14,341	1,425

UniFirst Corp.	2,021	380

Valmont Industries, Inc.	21,134	6,902

Vestis Corp.	414,028	2,372

Wabash National Corp.	227,616	2,420

Werner Enterprises, Inc.	273,631	7,486

WillScot Holdings Corp.	49,052	1,344

		353,515

INFORMATION TECHNOLOGY 12.4%

Amkor Technology, Inc.	198,772	4,172

ASGN, Inc. (a)	107,394	5,362

Belden, Inc.	34,752	4,024

Benchmark Electronics, Inc.	252,408	9,801

Ciena Corp. (a)	36,315	2,954

Cirrus Logic, Inc. (a)	222,782	23,226

CommScope Holding Co., Inc. (a)	433,658	3,591

Diodes, Inc. (a)	83,290	4,405

Dolby Laboratories, Inc. ‘A’	45,750	3,398

Dropbox, Inc. ‘A’ (a)	782,073	22,367

F5, Inc. (a)	43,443	12,786

InterDigital, Inc.	39,010	8,747

IPG Photonics Corp. (a)	101,053	6,937

	SHARES	MARKET VALUE (000S)

LiveRamp Holdings, Inc. (a)	118,992	$3,932

MaxLinear, Inc. (a)	113,537	1,613

NETGEAR, Inc. (a)	29,266	851

NetScout Systems, Inc. (a)	601,940	14,934

PC Connection, Inc.	36,127	2,377

Power Integrations, Inc.	23,472	1,312

Progress Software Corp.	49,728	3,175

Sanmina Corp. (a)	494,909	48,417

Silicon Laboratories, Inc. (a)	88,116	12,985

Teradata Corp. (a)	796,563	17,771

TTM Technologies, Inc. (a)	99,141	4,047

Viavi Solutions, Inc. (a)	732,404	7,375

Vishay Intertechnology, Inc.	857,195	13,612

Zebra Technologies Corp. ‘A’ (a)	4,312	1,330

		245,501

MATERIALS 4.3%

Alpha Metallurgical Resources, Inc. (a)	8,056	906

Avery Dennison Corp.	6,245	1,096

Chemours Co.	343,569	3,934

Commercial Metals Co.	45,568	2,229

Ecovyst, Inc. (a)	68,189	561

Greif, Inc. ‘A’	71,133	4,623

Louisiana-Pacific Corp.	24,817	2,134

NewMarket Corp.	6,088	4,206

RPM International, Inc.	14,393	1,581

Ryerson Holding Corp.	125,481	2,707

Schnitzer Steel Industries, Inc. ‘A’	66,799	1,983

Sonoco Products Co.	39,153	1,705

Sylvamo Corp.	261,761	13,114

Warrior Met Coal, Inc.	966,612	44,300

		85,079

REAL ESTATE 0.7%

Anywhere Real Estate, Inc. (a)	91,050	330

Cushman & Wakefield PLC (a)	598,766	6,628

eXp World Holdings, Inc.	268,580	2,444

New York REIT, Inc. «	4,082	0

Newmark Group, Inc. ‘A’	317,790	3,861

		13,263

UTILITIES 2.7%

ALLETE, Inc.	29,691	1,902

Black Hills Corp.	21,079	1,183

Clearway Energy, Inc. ‘C’	142,104	4,547

Hawaiian Electric Industries, Inc. (a)	702,436	7,467

IDACORP, Inc.	30,710	3,545

National Fuel Gas Co.	87,378	7,402

New Jersey Resources Corp.	19,482	873

OGE Energy Corp.	362,528	16,089

ONE Gas, Inc.	60,552	4,351

Portland General Electric Co.	130,409	5,299

Spire, Inc.	14,050	1,026

		53,684

Total United States		1,699,474

Total Common Stocks (Cost $1,592,707)		1,769,028

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	59

Schedule of Investments	PIMCO RAE US Small Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 9.7%

UNITED STATES 9.7%

REAL ESTATE 9.7%

Alexander & Baldwin, Inc.	340,181	$6,065

Apollo Commercial Real Estate Finance, Inc.	101,509	983

Apple Hospitality REIT, Inc.	550,084	6,420

Brandywine Realty Trust	202,431	868

BrightSpire Capital, Inc.	68,406	346

Brixmor Property Group, Inc.	54,526	1,420

Camden Property Trust	8,595	969

Chimera Investment Corp.	1,006,855	13,965

COPT Defense Properties	208,174	5,741

DiamondRock Hospitality Co.	472,337	3,618

Douglas Emmett, Inc.	243,327	3,660

EPR Properties	188,112	10,959

Essex Property Trust, Inc.	5,036	1,427

Global Net Lease, Inc.	119,388	901

Healthcare Realty Trust, Inc.	124,220	1,970

Highwoods Properties, Inc.	153,301	4,766

Hudson Pacific Properties, Inc.	770,781	2,112

JBG SMITH Properties	357,361	6,182

Ladder Capital Corp.	303,652	3,264

Macerich Co.	138,836	2,246

Medical Properties Trust, Inc. (c)	4,710,129	20,301

MFA Financial, Inc.	573,776	5,428

National Health Investors, Inc.	22,873	1,604

Omega Healthcare Investors, Inc.	23,762	871

	SHARES	MARKET VALUE (000S)

Outfront Media, Inc.	96,210	$1,570

Park Hotels & Resorts, Inc.	2,065,926	21,134

Pebblebrook Hotel Trust	199,040	1,988

Rithm Capital Corp.	888,247	10,028

RLJ Lodging Trust	1,158,034	8,431

Sabra Health Care REIT, Inc.	299,214	5,518

SBA Communications Corp.	4,708	1,106

Service Properties Trust	1,795,554	4,291

SL Green Realty Corp.	259,464	16,061

Sunstone Hotel Investors, Inc.	421,298	3,657

Vornado Realty Trust	185,922	7,110

WP Carey, Inc.	19,037	1,188

Xenia Hotels & Resorts, Inc.	408,814	5,139

		193,307

Total Real Estate Investment Trusts (Cost $201,511)		193,307

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	1,114,538	1,115

Total Mutual Funds (Cost $1,114)		1,115

Total Short-Term Instruments (Cost $1,114)		1,115

Total Investments in Securities (Cost $1,795,332)		1,963,450

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

MUTUAL FUNDS 1.5%

PIMCO Government Money Market Fund
4.480% (b)(c)(d)	30,854,787	$30,855

Total Mutual Funds (Cost $30,855)		30,855

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	583,198	5,678

Total Short-Term Instruments (Cost $36,533)		36,533

Total Investments in Affiliates (Cost $36,533)		36,533

Total Investments 100.9% (Cost $1,831,865)		$1,999,983

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		1

Other Assets and Liabilities, net (0.9)%		(18,639)

Net Assets 100.0%		$1,981,345

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $28,971 were out on loan in exchange for $29,595 of cash collateral as of June 30, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Master Securities Lending Agreement
BOS	$0	$0	$0	$7,409	$7,409	$(7,559)	$(150)
BMO	0	0	0	1,632	1,632	(1,666)	(34)
BPG	0	0	0	2,163	2,163	(2,231)	(68)
GSC	0	0	0	9,936	9,936	(10,136)	(200)
MSB	0	0	0	7,831	7,831	(8,003)	(172)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$28,971

60	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(2)
Common Stocks	$9,924	$0	$0	$0	$9,924
Real Estate Investment Trusts	19,671	0	0	0	19,671

Total Borrowings	$29,595	$0	$0	$0	$29,595

Payable for securities on loan - cash collateral					$29,595

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(2)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini Russell 2000 Index September Futures	09/2025	9	$986	$22	$1	$0

Total Futures Contracts				$22	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$0	$1	$0	$0	$0	$0

Cash of $3,273 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1	$0	$0	$1

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	61

Schedule of Investments	PIMCO RAE US Small Fund	(Cont.)	June 30, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$6	$0	$0	$6

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$22	$0	$0	$22

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
Ireland
Health Care	$14,747	$0	$0	$14,747
United Kingdom
Communication Services	198	0	0	198
Consumer Discretionary	15,053	0	0	15,053
Consumer Staples	2,193	0	0	2,193
Financials	36,188	0	0	36,188
Industrials	1,175	0	0	1,175
United States
Communication Services	81,828	0	0	81,828
Consumer Discretionary	312,875	0	0	312,875
Consumer Staples	89,704	0	0	89,704
Energy	37,627	0	0	37,627
Financials	327,851	0	0	327,851
Health Care	98,547	0	0	98,547
Industrials	353,515	0	0	353,515
Information Technology	245,501	0	0	245,501
Materials	85,079	0	0	85,079
Real Estate	13,263	0	0	13,263
Utilities	53,684	0	0	53,684
Real Estate Investment Trusts
United States
Real Estate	193,307	0	0	193,307

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Short-Term Instruments
Mutual Funds	$0	$1,115	$0	$1,115

	$1,962,335	$1,115	$0	$1,963,450

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	30,855	0	0	30,855
Central Funds Used for Cash Management Purposes	5,678	0	0	5,678

	$36,533	$0	$0	$36,533

Total Investments	$1,998,868	$1,115	$0	$1,999,983

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$0	$0	$1

Total Financial Derivative Instruments	$1	$0	$0	$1

Totals	$1,998,869	$1,115	$0	$1,999,984

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

62	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	June 30, 2025

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser for the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund.

The PIMCO Dividend and Income Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, the “Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, the “Acquired Funds”).

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (the “International Fund”) and PIMCO RAE Emerging Markets Fund (the “Emerging Markets Fund”) (together referred to as the “RAE Underlying Funds”) and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Act (together with the RAE Underlying Funds, “RAE Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	63

Notes to Financial Statements	(Cont.)

settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in (PIMCO RAE Global ex-US Fund may invest directly or indirectly through investments in RAE Underlying Funds or RAE Acquired Funds, as applicable, and PIMCO Dividend and Income Fund may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable) foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Dividend and Income Fund	Quarterly	Quarterly

PIMCO RAE Emerging Markets Fund	Annually	Annually

PIMCO RAE Global ex-US Fund	Annually	Annually

PIMCO RAE International Fund	Annually	Annually

PIMCO RAE US Fund	Annually	Annually

PIMCO RAE US Small Fund	Annually	Annually

64	PIMCO EQUITY SERIES

June 30, 2025

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	65

Notes to Financial Statements	(Cont.)

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is

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open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales,

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Notes to Financial Statements	(Cont.)

accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close).

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Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$5,565	$160,898	$(154,891)	$0	$0	$11,572	$619	$0

PIMCO RAE International Fund	16,688	264,108	(263,371)	0	0	17,425	661	0

PIMCO RAE US Fund	327	67,927	(45,861)	0	0	22,393	365	0

PIMCO RAE US Small Fund	9,797	303,439	(282,381)	0	0	30,855	1,027	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in certain RAE Acquired Funds (except the PIMCO RAE US Fund) and securities that are eligible investments for the International Fund and Emerging Markets Fund. The RAE Underlying Funds are considered to be affiliated with the PIMCO RAE Global ex-US Fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC

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Notes to Financial Statements	(Cont.)

for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dividend and Income Fund	$5,168	$65,087	$(65,790)	$2	$(1)	$4,466	$89	$0

PIMCO RAE Emerging Markets Fund	0	525,440	(520,903)	10	(1)	4,546	472	0

PIMCO RAE International Fund	0	164,972	(136,830)	1	0	28,143	73	0

PIMCO RAE US Fund	0	142,980	(140,100)	0	0	2,880	179	0

PIMCO RAE US Small Fund	0	379,070	(373,401)	9	0	5,678	369	0

PIMCO RAE Global ex-US Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$27,581	$4,485	$(3,691)	$31	$1,212	$29,618	$1,399	$252

PIMCO RAE International Fund	79,469	8,994	(12,316)	(2,533)	10,224	83,838	3,439	3,829

Totals	$107,050	$13,479	$(16,007)	$(2,502)	$11,436	$113,456	$4,838	$4,081

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan,

70	PIMCO EQUITY SERIES

June 30, 2025

which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Master Limited Partnerships (“MLPs”) are generally publicly traded entities that are organized as limited partnerships or limited liability companies and are treated as partnerships under the Internal Revenue Code. Currently, most MLPs operate in the energy and/or natural resources sectors. The only asset of an MLP is most commonly the ownership of the limited liability company or limited partnership known as the operating entity, which in turn owns subsidiaries and operating assets. The ownership of an MLP is split between the public and a sponsor. Interests in MLPs (“units”) are often traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, and are intended to receive cash distributions and to have no role in the operation and management of the entity. MLP cash distributions are not guaranteed and depend on each partnership’s or limited liability company’s ability to generate adequate cash flow. The partnership or operating agreements of MLPs determine how cash distributions will be made to general partners and limited partners or to managing members and members, as applicable.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely

72	PIMCO EQUITY SERIES

June 30, 2025

payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee

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Notes to Financial Statements	(Cont.)

for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Funds did not participate in the Interfund Lending Program.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain RAE Acquired Funds and RAE Underlying Funds for PIMCO RAE Global ex-US Fund and where applicable, certain Acquired Funds and Underlying PIMCO Funds for PIMCO Dividend and Income Fund) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire

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Notes to Financial Statements	(Cont.)

are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

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agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular

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Notes to Financial Statements	(Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Allocation	X	—	X	—	—	—

Acquired Fund	X	—	X	—	—	—

Equity	X	X	X	X	X	X

Dividend-Oriented Stocks	X	—	—	—	—	—

Value Investing	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—	—

Emerging Markets	X	X	X	X	—	—

China	—	X	—	—	—	—

Sovereign Debt	X	—	—	—	—	—

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Interest Rate	X	—	—	—	—	—

Call	X	—	—	—	—	—

Credit	X	X	X	X	X	X

High Yield and Distressed Company	X	—	—	—	—	—

Distressed Company	—	—	X	—	—	X

Currency	X	X	X	X	—	—

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Risks	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Real Estate	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Small Company	—	—	X	—	—	X

Small-Cap and Mid-Cap Company	X	—	—	—	—	—

Derivatives	X	X	X	X	X	X

Model	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	—	—	—	—	—

Short Exposure	X	—	—	—	—	—

Exchange-Traded Fund	X	—	—	—	—	—

Tracking Error	X	—	—	—	—	—

Indexing	X	—	—	—	—	—

Collateralized Loan Obligations	X	—	—	—	—	—

The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Dividend-Oriented Stocks Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. In addition, equity securities with higher dividend yields may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. The Fund’s use of a dividend capture strategy (i.e., purchasing an equity security shortly before the issuer pays a dividend and selling it shortly thereafter) exposes the Fund to higher portfolio turnover, increased trading costs, the potential for capital loss, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading and may result in negative tax consequences.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO or the sub-adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic

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developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Interest Rate Risk is the risk that fixed income securities and dividend- paying equity securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by ratings agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector.

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Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or the sub-adviser, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or the sub-adviser and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or the sub-adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Small Company Risk is the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the sub-adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks. Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of the Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, the Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due

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to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

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Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the

Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation,

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Notes to Financial Statements	(Cont.)

income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C
PIMCO Dividend and Income Fund	0.44%	0.25%	0.35%	0.45%	*(1)	0.35%	0.35%
PIMCO RAE Emerging Markets Fund	0.50%	0.25%	0.35%	N/A		0.35%	N/A
PIMCO RAE Global ex-US Fund	0.40%	0.15%	0.25%	N/A		0.25%	N/A
PIMCO RAE International Fund	0.30%	0.20%	0.30%	N/A		0.30%	N/A
PIMCO RAE US Fund	0.25%	0.15%	0.25%	0.35%	*(1)	0.30%	N/A
PIMCO RAE US Small Fund	0.35%	0.15%	0.25%	N/A		0.30%	N/A

(1)

PIMCO has contractually agreed, through October 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended June 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended June 30, 2025, the Distributor retained $50,871 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The

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Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of June 30, 2025 were (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Dividend and Income Fund	$10	$10	$10	$30

PIMCO RAE Emerging Markets Fund	80	82	111	273

PIMCO RAE Global ex-US Fund	6	6	6	18

PIMCO RAE International Fund	49	29	30	108

PIMCO RAE US Fund	68	66	82	216

PIMCO RAE US Small Fund	0	11	82	93

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of PIMCO Dividend and Income Fund and PIMCO RAE US Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$10

PIMCO RAE Emerging Markets Fund	111

PIMCO RAE Global ex-US Fund	6

PIMCO RAE International Fund	30

PIMCO RAE US Fund	82

PIMCO RAE US Small Fund	82

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds and RAE Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds and RAE Acquired Funds in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through October 31, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Dividend and Income Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the Underlying PIMCO Funds (“Underlying PIMCO Fund Fees”) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

PIMCO has contractually agreed, through October 31, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary,

86	PIMCO EQUITY SERIES

June 30, 2025

the Supervisory and Administrative Fee it receives from the PIMCO RAE Global ex-US Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the RAE Underlying Funds (“RAE Underlying Fund Fees”) indirectly incurred by the Fund in connection with its investments in RAE Underlying Funds up to a maximum waived amount that is equal to the Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2025, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$0

PIMCO RAE Emerging Markets Fund	0

PIMCO RAE Global ex-US Fund	604

PIMCO RAE International Fund	0

PIMCO RAE US Fund	0

PIMCO RAE US Small Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Dividend and Income Fund	$945,147	$940,625	$108,388	$90,760

PIMCO RAE Emerging Markets Fund	0	0	1,384,601	994,414

PIMCO RAE Global ex-US Fund	0	0	13,480	16,007

PIMCO RAE International Fund	0	0	436,865	403,925

PIMCO RAE US Fund	0	0	816,372	948,426

PIMCO RAE US Small Fund	0	0	1,769,451	985,640

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	87

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Dividend and Income Fund				PIMCO RAE Emerging Markets Fund				PIMCO RAE Global ex-US Fund

	Year Ended 06/30/2025		Year Ended 06/30/2024		Year Ended 06/30/2025		Year Ended 06/30/2024		Year Ended 06/30/2025		Year Ended 06/30/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	617	$8,015	477	$5,704	67,549	$727,292	82,830	$833,296	250	$2,441	1,237	$11,474

I-2	652	8,471	393	4,744	10,912	116,918	9,814	99,733	47	493	0	0

Class A	1,330	17,201	1,353	15,963	3,274	35,652	1,615	16,021	153	1,414	143	1,306

Class C	175	2,253	257	3,016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	66	856	68	812	10,083	104,030	5,439	53,467	621	5,662	804	7,467

I-2	62	799	54	648	944	9,656	426	4,155	1	6	2	11

Class A	436	5,593	446	5,344	270	2,719	82	787	114	1,010	150	1,363

Class C	29	373	36	436	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(234)	(3,022)	(958)	(11,431)	(43,767)	(463,109)	(74,820)	(753,528)	(1,159)	(11,347)	(757)	(7,192)

I-2	(320)	(4,143)	(422)	(5,027)	(7,541)	(80,239)	(3,128)	(31,494)	(50)	(501)	(2)	(16)

Class A	(1,745)	(22,457)	(1,863)	(22,189)	(2,929)	(29,970)	(1,806)	(17,206)	(417)	(3,941)	(241)	(2,238)

Class C	(317)	(4,075)	(622)	(7,318)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	751	$9,864	(781)	$(9,298)	38,795	$422,949	20,452	$205,231	(440)	$(4,763)	1,336	$12,175

	PIMCO RAE International Fund				PIMCO RAE US Fund				PIMCO RAE US Small Fund

	Year Ended 06/30/2025		Year Ended 06/30/2024		Year Ended 06/30/2025		Year Ended 06/30/2024		Year Ended 06/30/2025		Year Ended 06/30/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	28,625	$238,335	8,394	$67,062	22,954	$327,892	35,580	$473,882	83,724	$927,442	48,663	$469,830

I-2	274	2,092	222	1,756	600	8,236	1,324	17,679	23,374	252,601	13,329	130,322

Class A	82	650	58	449	576	7,844	2,200	29,462	13,322	142,609	7,791	72,559
Issued as reinvestment of distributions

Institutional Class	6,580	50,852	5,627	44,736	11,046	154,624	5,391	70,218	3,134	37,521	887	8,668

I-2	59	451	94	746	299	4,138	300	3,870	686	8,098	157	1,516

Class A	50	380	65	506	235	3,172	110	1,392	579	6,647	148	1,394
Cost of shares redeemed

Institutional Class	(28,116)	(225,334)	(24,218)	(197,540)	(31,825)	(448,249)	(33,019)	(438,759)	(32,899)	(362,471)	(21,968)	(207,603)

I-2	(229)	(1,844)	(664)	(5,265)	(1,715)	(22,322)	(3,427)	(45,218)	(10,516)	(112,166)	(4,740)	(44,951)

Class A	(439)	(3,365)	(113)	(882)	(2,359)	(32,537)	(417)	(5,503)	(7,807)	(81,890)	(3,414)	(31,232)

Net increase (decrease) resulting from Fund share transactions	6,886	$62,217	(10,535)	$(88,432)	(189)	$2,798	8,042	$107,023	73,597	$818,391	40,853	$400,503

†	A zero balance may reflect actual amounts rounding to less than one thousand.

88	PIMCO EQUITY SERIES

June 30, 2025

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of June 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Dividend and Income Fund	1	0	11%	0%

PIMCO RAE Emerging Markets Fund	2	1	44%	16%

PIMCO RAE Global ex-US Fund	4	0	96%	0%

PIMCO RAE International Fund	2	2	36%	40%

PIMCO RAE US Fund	2	0	60%	0%

PIMCO RAE US Small Fund	2	0	37%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Dividend and Income Fund	$268	$0	$14,632	$(2)	$(77,910)	$0	$0	$(63,012)

PIMCO RAE Emerging Markets Fund	107,302	68,523	151,099	(6)	(169,712)	0	0	157,206

PIMCO RAE Global ex-US Fund	608	2,085	5,191	(1)	0	0	0	7,883

PIMCO RAE International Fund	11,272	22,268	77,414	(3)	(8,829)	0	0	102,122

PIMCO RAE US Fund	16,866	120,003	209,830	(6)	0	0	0	346,693

PIMCO RAE US Small Fund	11,332	63,954	129,353	(1)	(12,854)	0	0	191,784

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), adjustments for real estate investment trusts, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through June 30, 2025 and Ordinary losses realized during the period January 1, 2025 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	89

Notes to Financial Statements	(Cont.)	June 30, 2025

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dividend and Income Fund	$65,107	$12,803

PIMCO RAE Emerging Markets Fund*	101,809	67,903

PIMCO RAE Global ex-US Fund	0	0

PIMCO RAE International Fund*	4,363	4,466

PIMCO RAE US Fund	0	0

PIMCO RAE US Small Fund*	8,979	3,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Dividend and Income Fund	$238,576	$24,699	$(10,072)	$14,627

PIMCO RAE Emerging Markets Fund	2,196,961	332,588	(175,213)	157,375

PIMCO RAE Global ex-US Fund	108,445	5,190	0	5,190

PIMCO RAE International Fund	556,788	86,801	(9,632)	77,169

PIMCO RAE US Fund	1,199,463	291,305	(81,476)	209,829

PIMCO RAE US Small Fund	1,870,653	269,965	(140,613)	129,352

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), adjustments for real estate investment trusts, and interest accrued on defaulted securities.

For the fiscal years ended June 30, 2025 and June 30, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2025			June 30, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Dividend and Income Fund	$8,756	$0	$0	$8,346	$0	$0

PIMCO RAE Emerging Markets Fund	110,178	19,026	0	62,752	0	0

PIMCO RAE Global ex-US Fund	5,412	1,266	0	5,101	3,740	0

PIMCO RAE International Fund	23,695	28,344	0	31,862	14,820	0

PIMCO RAE US Fund	69,562	94,084	0	36,551	40,201	0

PIMCO RAE US Small Fund	29,974	23,755	0	12,001	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

90	PIMCO EQUITY SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series and Shareholders of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (five of the funds constituting PIMCO Equity Series, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2025

We have served as the auditor of one or more investment companies in PIMCO Equity Series since 2010.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	91

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BMO	BMO Capital Markets Corporation	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	HSL	HSBC Bank Plc	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	IBD	ING Bank N.V. - Amsterdam	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

BZW	Barclays Capital Securities Limited	MBC	HSBC Bank Plc	UBS	UBS Securities LLC

CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol

BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate

BP0003M	3 Month GBP-LIBOR	CMBX	Commercial Mortgage-Backed Index	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

ADR	American Depositary Receipt	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation

92	PIMCO EQUITY SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dividend and Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1332	$0.0000	$0.0000	$0.1332

June 2025	$0.1503	$0.0000	$0.0000	$0.1503

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1310	$0.0000	$0.0000	$0.1310

June 2025	$0.1468	$0.0000	$0.0000	$0.1468

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1235	$0.0000	$0.0000	$0.1235

June 2025	$0.1386	$0.0000	$0.0000	$0.1386

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1025	$0.0000	$0.0000	$0.1025

June 2025	$0.1148	$0.0000	$0.0000	$0.1148

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	93

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

Foreign Taxes. The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid. Shareholders will receive more detailed information along with their Form 1099-DIV.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	Foreign Source Income (000s)†	Foreign Taxes Pass Through (000s)†

PIMCO Dividend and Income Fund	15.28%	36.85%	$8,622	$0	$0	$0

PIMCO RAE Emerging Markets Fund	0.00%	100.00%	0	0	131,635	29,866

PIMCO RAE Global ex-US Fund	0.00%	62.96%	0	36	3,622	448

PIMCO RAE International Fund	0.00%	100.00%	0	6,227	23,198	1,918

PIMCO RAE US Fund	100.00%	100.00%	0	43,152	0	0

PIMCO RAE US Small Fund	100.00%	100.00%	0	15,118	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

94	PIMCO EQUITY SERIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	95

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	318,532,120.05	7,468,814.30

Kimberley G. Stafford†	318,656,349.02	7,344,585.33

Michael J. Berchtold	318,646,270.46	7,354,663.89

Jennifer Holden Dunbar	318,371,137.81	7,629,796.54

Kym M. Hubbard	318,394,314.09	7,606,620.26

Gary F. Kennedy	309,620,914.42	16,380,019.92

Anne K. Kratky	318,578,763.98	7,422,170.36

Steven Lipiner	318,529,349.02	7,471,585.33

Peter B. McCarthy	318,223,376.49	7,777,557.86

Ronald C. Parker	318,587,534.91	7,413,399.44

†	Interested Trustee

96	PIMCO EQUITY SERIES

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	97

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRAEFSTMAR_063025

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2025

REALPATH® Blend Funds

PIMCO REALPATH® Blend 2030 Fund

PIMCO REALPATH® Blend 2035 Fund

PIMCO REALPATH® Blend 2040 Fund

PIMCO REALPATH® Blend 2045 Fund

PIMCO REALPATH® Blend 2050 Fund

PIMCO REALPATH® Blend 2055 Fund

PIMCO REALPATH® Blend 2060 Fund

PIMCO REALPATH® Blend 2065 Fund

PIMCO REALPATH® Blend 2070 Fund

PIMCO REALPATH® Blend Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund, PIMCO REALPATH® Blend 2070 Fund and PIMCO REALPATH® Blend Income Fund (each, a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “Act”), equity securities, fixed income instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Funds may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The risks and strategies associated with an investment in a Fund may result from direct investments and/or indirect exposure through investment in Acquired Funds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience

2	PIMCO EQUITY SERIES

increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

The PIMCO REALPATH® Blend Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO REALPATH® Blend Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the REALPATH® Blend Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The PIMCO REALPATH® Blend Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire or plan to start withdrawing money (the “target date”). Each PIMCO REALPATH® Blend Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at or after the target year indicated in the PIMCO REALPATH® Blend Fund’s name.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the Funds	(Cont.)

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class A	Class R	Diversification Status
PIMCO REALPATH® Blend 2030 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2035 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2040 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2045 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2050 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2055 Fund	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2060 Fund	12/31/19	12/31/19	12/31/19	—	Diversified
PIMCO REALPATH® Blend 2065 Fund	12/30/22	12/30/22	12/30/22	—	Diversified
PIMCO REALPATH® Blend 2070 Fund	12/31/24	12/31/24	12/31/24	—	Diversified
PIMCO REALPATH® Blend Income Fund	12/31/14	12/31/14	12/31/14	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be

4	PIMCO EQUITY SERIES

made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2030 Fund
Institutional Class

06/30/2025	$12.94	$0.43	$0.92	$1.35	$(0.41)	$0.00	$0.00	$(0.41)

06/30/2024	12.22	0.41	0.78	1.19	(0.47)	0.00	0.00	(0.47)

06/30/2023	11.69	0.41	0.58	0.99	(0.28)	(0.18)	0.00	(0.46)

06/30/2022	14.09	0.41	(2.30)	(1.89)	(0.34)	(0.17)	0.00	(0.51)

06/30/2021	11.76	0.34	2.69	3.03	(0.55)	(0.15)	0.00	(0.70)
Class A

06/30/2025	12.85	0.37	0.92	1.29	(0.35)	0.00	0.00	(0.35)

06/30/2024	12.15	0.36	0.76	1.12	(0.42)	0.00	0.00	(0.42)

06/30/2023	11.62	0.36	0.58	0.94	(0.23)	(0.18)	0.00	(0.41)

06/30/2022	14.02	0.35	(2.30)	(1.95)	(0.28)	(0.17)	0.00	(0.45)

06/30/2021	11.71	0.27	2.68	2.95	(0.49)	(0.15)	0.00	(0.64)

PIMCO REALPATH® Blend 2035 Fund
Institutional Class

06/30/2025	$14.07	$0.43	$1.24	$1.67	$(0.43)	$(0.05)	$0.00	$(0.48)

06/30/2024	13.00	0.42	1.11	1.53	(0.46)	0.00	0.00	(0.46)

06/30/2023	12.08	0.39	0.94	1.33	(0.25)	(0.16)	0.00	(0.41)

06/30/2022	14.54	0.39	(2.34)	(1.95)	(0.34)	(0.17)	0.00	(0.51)

06/30/2021	11.65	0.31	3.11	3.42	(0.44)	(0.09)	0.00	(0.53)
Class A

06/30/2025	14.07	0.37	1.24	1.61	(0.37)	(0.05)	0.00	(0.42)

06/30/2024	13.00	0.35	1.13	1.48	(0.41)	0.00	0.00	(0.41)

06/30/2023	12.08	0.33	0.95	1.28	(0.20)	(0.16)	0.00	(0.36)

06/30/2022	14.55	0.32	(2.34)	(2.02)	(0.28)	(0.17)	0.00	(0.45)

06/30/2021	11.67	0.24	3.11	3.35	(0.38)	(0.09)	0.00	(0.47)

PIMCO REALPATH® Blend 2040 Fund
Institutional Class

06/30/2025	$14.92	$0.41	$1.54	$1.95	$(0.46)	$(0.03)	$0.00	$(0.49)

06/30/2024	13.54	0.40	1.43	1.83	(0.45)	0.00	0.00	(0.45)

06/30/2023	12.40	0.37	1.15	1.52	(0.22)	(0.16)	0.00	(0.38)

06/30/2022	14.96	0.38	(2.42)	(2.04)	(0.35)	(0.17)	0.00	(0.52)

06/30/2021	11.68	0.30	3.46	3.76	(0.41)	(0.07)	0.00	(0.48)
Class A

06/30/2025	14.80	0.35	1.51	1.86	(0.39)	(0.03)	0.00	(0.42)

06/30/2024	13.44	0.34	1.41	1.75	(0.39)	0.00	0.00	(0.39)

06/30/2023	12.32	0.31	1.14	1.45	(0.17)	(0.16)	0.00	(0.33)

06/30/2022	14.88	0.30	(2.39)	(2.09)	(0.30)	(0.17)	0.00	(0.47)

06/30/2021	11.62	0.22	3.45	3.67	(0.34)	(0.07)	0.00	(0.41)

PIMCO REALPATH® Blend 2045 Fund
Institutional Class

06/30/2025	$15.45	$0.39	$1.78	$2.17	$(0.42)	$(0.12)	$0.00	$(0.54)

06/30/2024	13.84	0.39	1.65	2.04	(0.43)	0.00	0.00	(0.43)

06/30/2023	12.54	0.35	1.31	1.66	(0.20)	(0.16)	0.00	(0.36)

06/30/2022	15.11	0.36	(2.42)	(2.06)	(0.32)	(0.19)	0.00	(0.51)

06/30/2021	11.58	0.29	3.69	3.98	(0.38)	(0.07)	0.00	(0.45)
Class A

06/30/2025	15.32	0.33	1.76	2.09	(0.36)	(0.12)	0.00	(0.48)

06/30/2024	13.73	0.33	1.63	1.96	(0.37)	0.00	0.00	(0.37)

06/30/2023	12.46	0.28	1.31	1.59	(0.16)	(0.16)	0.00	(0.32)

06/30/2022	15.05	0.29	(2.42)	(2.13)	(0.27)	(0.19)	0.00	(0.46)

06/30/2021	11.54	0.21	3.69	3.90	(0.32)	(0.07)	0.00	(0.39)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$13.88	10.62%	$572,283	0.03%		0.04%		0.03%		0.04%		3.26%	16%

12.94	9.88	610,590	0.03		0.04		0.03		0.04		3.36	22

12.22	8.71	510,421	0.03		0.03		0.03		0.03		3.46	18

11.69	(13.97)	239,698	0.04		0.04		0.04		0.04		3.04	22

14.09	26.14	239,041	0.04		0.04		0.04		0.04		2.59	26

13.79	10.22	8,048	0.48		0.49		0.48		0.49		2.82	16

12.85	9.31	8,506	0.48		0.49		0.48		0.49		2.91	22

12.15	8.30	8,479	0.48		0.48		0.48		0.48		3.02	18

11.62	(14.42)	7,847	0.51	(f)	0.51	(f)	0.51	(f)	0.51	(f)	2.56	22

14.02	25.53	9,243	0.54		0.54		0.54		0.54		2.04	26

$15.26	12.14%	$629,640	0.04%		0.05%		0.04%		0.05%		2.98%	18%

14.07	11.97	640,041	0.04		0.05		0.04		0.05		3.14	14

13.00	11.26	488,420	0.04		0.04		0.04		0.04		3.16	18

12.08	(14.03)	215,450	0.05		0.05		0.05		0.05		2.78	17

14.54	29.68	193,069	0.04		0.05		0.04		0.05		2.32	21

15.26	11.67	8,857	0.49		0.50		0.49		0.50		2.52	18

14.07	11.51	8,897	0.49		0.50		0.49		0.50		2.68	14

13.00	10.79	8,308	0.49		0.49		0.49		0.49		2.69	18

12.08	(14.46)	6,983	0.52	(f)	0.52	(f)	0.52	(f)	0.52	(f)	2.29	17

14.55	28.97	7,914	0.54		0.55		0.54		0.55		1.80	21

$16.38	13.29%	$564,753	0.05%		0.06%		0.05%		0.06%		2.68%	15%

14.92	13.72	565,112	0.06		0.07		0.05		0.06		2.91	19

13.54	12.55	452,132	0.05		0.05		0.05		0.05		2.89	16

12.40	(14.20)	224,639	0.06		0.06		0.06		0.06		2.59	17

14.96	32.50	212,568	0.05		0.06		0.05		0.06		2.20	26

16.24	12.79	10,862	0.50		0.51		0.50		0.51		2.25	15

14.80	13.21	9,527	0.51		0.52		0.50		0.51		2.47	19

13.44	12.00	8,655	0.50		0.50		0.50		0.50		2.40	16

12.32	(14.58)	7,441	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.08	17

14.88	31.91	9,024	0.55		0.56		0.55		0.56		1.66	26

$17.08	14.34%	$564,090	0.05%		0.06%		0.05%		0.06%		2.46%	16%

15.45	14.95	527,937	0.05		0.06		0.05		0.06		2.74	20

13.84	13.48	426,393	0.05		0.05		0.05		0.05		2.68	11

12.54	(14.23)	207,869	0.06		0.06		0.06		0.06		2.47	13

15.11	34.67	200,184	0.05		0.06		0.05		0.06		2.13	22

16.93	13.85	8,633	0.50		0.51		0.50		0.51		2.05	16

15.32	14.47	6,582	0.50		0.51		0.50		0.51		2.34	20

13.73	12.97	4,749	0.50		0.50		0.50		0.50		2.19	11

12.46	(14.69)	3,967	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.97	13

15.05	34.03	4,593	0.55		0.56		0.55		0.56		1.57	22

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2050 Fund
Institutional Class

06/30/2025	$15.84	$0.38	$1.93	$2.31	$(0.42)	$(0.20)	$0.00	$(0.62)

06/30/2024	14.07	0.38	1.81	2.19	(0.42)	0.00	0.00	(0.42)

06/30/2023	12.65	0.34	1.43	1.77	(0.19)	(0.16)	0.00	(0.35)

06/30/2022	15.28	0.36	(2.44)	(2.08)	(0.34)	(0.21)	0.00	(0.55)

06/30/2021	11.59	0.29	3.83	4.12	(0.36)	(0.07)	0.00	(0.43)
Class A

06/30/2025	15.64	0.31	1.88	2.19	(0.35)	(0.20)	0.00	(0.55)

06/30/2024	13.90	0.32	1.79	2.11	(0.37)	0.00	0.00	(0.37)

06/30/2023	12.51	0.27	1.43	1.70	(0.15)	(0.16)	0.00	(0.31)

06/30/2022	15.16	0.29	(2.43)	(2.14)	(0.30)	(0.21)	0.00	(0.51)

06/30/2021	11.51	0.21	3.81	4.02	(0.30)	(0.07)	0.00	(0.37)

PIMCO REALPATH® Blend 2055 Fund
Institutional Class

06/30/2025	$16.14	$0.38	$2.02	$2.40	$(0.43)	$(0.14)	$0.00	$(0.57)

06/30/2024	14.27	0.39	1.90	2.29	(0.40)	(0.02)	0.00	(0.42)

06/30/2023	12.75	0.34	1.50	1.84	(0.19)	(0.13)	0.00	(0.32)

06/30/2022	15.33	0.37	(2.48)	(2.11)	(0.30)	(0.17)	0.00	(0.47)

06/30/2021	11.59	0.29	3.87	4.16	(0.38)	(0.04)	0.00	(0.42)
Class A

06/30/2025	15.96	0.31	1.98	2.29	(0.36)	(0.14)	0.00	(0.50)

06/30/2024	14.12	0.33	1.87	2.20	(0.34)	(0.02)	0.00	(0.36)

06/30/2023	12.64	0.26	1.50	1.76	(0.15)	(0.13)	0.00	(0.28)

06/30/2022	15.24	0.29	(2.45)	(2.16)	(0.27)	(0.17)	0.00	(0.44)

06/30/2021	11.53	0.21	3.86	4.07	(0.32)	(0.04)	0.00	(0.36)

PIMCO REALPATH® Blend 2060 Fund
Institutional Class

06/30/2025	$12.65	$0.30	$1.59	$1.89	$(0.32)	$(0.06)	$0.00	$(0.38)

06/30/2024	11.08	0.30	1.55	1.85	(0.28)	0.00	0.00	(0.28)

06/30/2023	9.84	0.26	1.16	1.42	(0.12)	(0.06)	0.00	(0.18)

06/30/2022	12.47	0.30	(1.85)	(1.55)	(0.27)	(0.81)	0.00	(1.08)

06/30/2021	9.35	0.24	3.12	3.36	(0.24)	0.00	0.00	(0.24)
Class A

06/30/2025	12.54	0.24	1.58	1.82	(0.27)	(0.06)	0.00	(0.33)

06/30/2024	10.99	0.24	1.54	1.78	(0.23)	0.00	0.00	(0.23)

06/30/2023	9.78	0.20	1.16	1.36	(0.09)	(0.06)	0.00	(0.15)

06/30/2022	12.43	0.24	(1.84)	(1.60)	(0.24)	(0.81)	0.00	(1.05)

06/30/2021	9.32	0.20	3.11	3.31	(0.20)	0.00	0.00	(0.20)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$17.53	14.88%	$522,303	0.05%		0.06%		0.05%		0.06%		2.33%	16%

15.84	15.80	470,653	0.05		0.06		0.05		0.06		2.61	29

14.07	14.23	397,754	0.05		0.05		0.05		0.05		2.55	9

12.65	(14.29)	206,038	0.06		0.06		0.06		0.06		2.43	9

15.28	35.82	200,851	0.05		0.06		0.05		0.06		2.08	19

17.28	14.27	12,520	0.50		0.51		0.50		0.51		1.92	16

15.64	15.33	9,886	0.50		0.51		0.50		0.51		2.23	29

13.90	13.78	4,854	0.50		0.50		0.50		0.50		2.08	9

12.51	(14.73)	3,704	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.93	9

15.16	35.11	4,896	0.55		0.56		0.55		0.56		1.51	19

$17.97	15.19%	$450,377	0.05%		0.06%		0.05%		0.06%		2.26%	16%

16.14	16.30	401,820	0.05		0.06		0.05		0.06		2.60	21

14.27	14.69	289,834	0.05		0.05		0.05		0.05		2.51	8

12.75	(14.32)	145,097	0.06		0.06		0.06		0.06		2.47	9

15.33	36.15	122,612	0.06		0.06		0.06		0.06		2.11	14

17.75	14.64	10,006	0.50		0.51		0.50		0.51		1.89	16

15.96	15.83	6,817	0.50		0.51		0.50		0.51		2.22	21

14.12	14.14	3,320	0.50		0.50		0.50		0.50		1.99	8

12.64	(14.73)	2,622	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.92	9

15.24	35.46	3,159	0.56		0.56		0.56		0.56		1.52	14

$14.16	15.21%	$204,710	0.05%		0.06%		0.05%		0.06%		2.24%	18%

12.65	16.88	158,655	0.05		0.06		0.05		0.06		2.61	12

11.08	14.69	84,966	0.05		0.05		0.05		0.05		2.52	11

9.84	(13.93)	22,421	0.06		0.06		0.06		0.06		2.60	50

12.47	36.18	11,451	0.06		0.07		0.06		0.07		2.10	20

14.03	14.71	1,161	0.50		0.51		0.50		0.51		1.80	18

12.54	16.35	823	0.50		0.51		0.50		0.51		2.10	12

10.99	14.09	802	0.50		0.50		0.50		0.50		1.99	11

9.78	(14.32)	536	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.05	50

12.43	35.70	834	0.56		0.57		0.56		0.57		1.72	20

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Blend 2065 Fund
Institutional Class

06/30/2025	$12.79	$0.30	$1.62	$1.92	$(0.44)	$(0.17)	$(0.06)	$(0.67)

06/30/2024	11.21	0.31	1.52	1.83	(0.23)	(0.02)	0.00	(0.25)

12/30/2022 - 06/30/2023	10.00	0.12	1.11	1.23	(0.02)	0.00	0.00	(0.02)
Class A

06/30/2025	12.77	0.24	1.62	1.86	(0.39)	(0.17)	(0.06)	(0.62)

06/30/2024	11.19	0.23	1.55	1.78	(0.18)	(0.02)	0.00	(0.20)

12/30/2022 - 06/30/2023	10.00	0.08	1.12	1.20	(0.01)	0.00	0.00	(0.01)

PIMCO REALPATH® Blend 2070 Fund(g)
Institutional Class

12/31/2024 - 06/30/2025	$10.00	$0.09	$0.85	$0.94	$0.00	$0.00	$0.00	$0.00
Class A

12/31/2024 - 06/30/2025	10.00	0.09	0.83	0.92	0.00	0.00	0.00	0.00

PIMCO REALPATH® Blend Income Fund
Institutional Class

06/30/2025	$11.30	$0.44	$0.62	$1.06	$(0.38)	$0.00	$0.00	$(0.38)

06/30/2024	11.00	0.41	0.39	0.80	(0.50)	0.00	0.00	(0.50)

06/30/2023	10.81	0.45	0.18	0.63	(0.34)	(0.10)	0.00	(0.44)

06/30/2022	12.92	0.43	(2.04)	(1.61)	(0.37)	(0.13)	0.00	(0.50)

06/30/2021	11.58	0.36	1.84	2.20	(0.68)	(0.18)	0.00	(0.86)
Class A

06/30/2025	11.21	0.38	0.61	0.99	(0.33)	0.00	0.00	(0.33)

06/30/2024	10.92	0.36	0.38	0.74	(0.45)	0.00	0.00	(0.45)

06/30/2023	10.73	0.40	0.18	0.58	(0.29)	(0.10)	0.00	(0.39)

06/30/2022	12.84	0.37	(2.03)	(1.66)	(0.32)	(0.13)	0.00	(0.45)

06/30/2021	11.53	0.30	1.82	2.12	(0.63)	(0.18)	0.00	(0.81)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.22%.
(g)	Inception date of the Fund was December 31, 2024.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$14.04	15.35%	$39,161	0.05%		0.06%		0.05%		0.06%		2.27%		28%

12.79	16.49	18,944	0.05		0.05		0.05		0.05		2.59		16

11.21	12.29	4,889	0.05	*	3.49	*	0.05	*	3.49	*	2.21	*	8

14.01	14.82	376	0.50		0.51		0.50		0.51		1.84		28

12.77	16.09	208	0.50		0.50		0.50		0.50		1.96		16

11.19	11.99	112	0.50	*	3.94	*	0.50	*	3.94	*	1.48	*	8

$10.94	9.40%	$3,294	0.05	%*	4.66	%*	0.05	%*	4.66	%*	1.70	%*	23%

10.92	9.20	56	0.50	*	5.11	*	0.50	*	5.11	*	1.85	*	23

$11.98	9.55%	$644,349	0.03%		0.04%		0.03%		0.04%		3.75%		14%

11.30	7.40	317,089	0.03		0.04		0.03		0.04		3.75		27

11.00	6.01	297,254	0.03		0.03		0.03		0.03		4.14		29

10.81	(12.98)	170,997	0.03		0.04		0.03		0.04		3.49		18

12.92	19.37	191,873	0.03		0.04		0.03		0.04		2.88		17

11.87	8.97	22,572	0.48		0.49		0.48		0.49		3.26		14

11.21	6.90	17,913	0.48		0.49		0.48		0.49		3.30		27

10.92	5.59	21,344	0.48		0.48		0.48		0.48		3.70		29

10.73	(13.41)	28,738	0.50	(f)	0.51	(f)	0.50	(f)	0.51	(f)	3.03		18

12.84	18.71	30,699	0.53		0.54		0.53		0.54		2.39		17

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Assets:

Investments, at value
Investments in securities	$284,503	$385,840	$411,985	$459,536
Investments in Affiliates	293,322	255,467	168,647	114,887
Financial Derivative Instruments
Exchange-traded or centrally cleared	142	0	0	0
Cash	0	0	0	0
Receivable for investments sold	15,204	16,811	13,981	14,659
Receivable for investments in Affiliates sold	7,802	3,983	679	0
Receivable for Fund shares sold	156	239	280	490
Interest and/or dividends receivable	33	61	60	61
Dividends receivable from Affiliates	1,210	1,032	668	440
Reimbursement receivable from PIMCO	5	4	4	4
Total Assets	602,377	663,437	596,304	590,077

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$48	$0	$0	$0
Over the counter	451	451	385	378
Payable for investments purchased	271	162	146	146
Payable for investments in Affiliates purchased	1,252	1,067	691	455
Payable for Fund shares redeemed	20,006	23,236	19,440	16,349
Accrued investment advisory fees	5	10	14	14
Accrued supervisory and administrative fees	11	12	11	10
Accrued servicing fees	2	2	2	2
Total Liabilities	22,046	24,940	20,689	17,354

Commitments and Contingent Liabilities^

Net Assets	$580,331	$638,497	$575,615	$572,723

Net Assets Consist of:

Paid in capital	$496,380	$515,213	$437,058	$421,827
Distributable earnings (accumulated loss)	83,951	123,284	138,557	150,896

Net Assets	$580,331	$638,497	$575,615	$572,723

Cost of investments in securities	$184,781	$262,600	$278,191	$314,496
Cost of investments in Affiliates	$307,552	$265,214	$175,912	$119,326

Cost or premiums of financial derivative instruments, net	$813	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$459,848	$408,509	$186,059	$37,788	$3,060	$232,281
75,971	51,401	22,762	3,857	145	435,945

0	0	0	0	0	74
0	0	0	0	156	0
16,320	12,507	6,135	0	0	12,804
0	0	0	0	0	11,579
267	428	430	66	0	132
66	65	31	7	6	21
280	182	77	13	1	1,806
4	3	1	0	3	5
552,756	473,095	215,495	41,731	3,371	694,647

$0	$0	$0	$0	$0	$25
326	255	111	22	1	562
162	152	154	11	13	144
290	1,379	720	14	7	1,867
17,129	10,904	8,631	2,145	0	25,104
13	11	5	1	0	6
11	9	3	1	0	14
2	2	0	0	0	4
17,933	12,712	9,624	2,194	21	27,726

$534,823	$460,383	$205,871	$39,537	$3,350	$666,921

$380,184	$339,400	$161,953	$34,010	$3,058	$620,431
154,639	120,983	43,918	5,527	292	46,490

$534,823	$460,383	$205,871	$39,537	$3,350	$666,921

$311,180	$291,042	$144,453	$32,184	$2,835	$140,406

$79,285	$52,958	$22,851	$3,836	$142	$452,543
$(3)	$0	$0	$0	$0	$424

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Statements of Assets and Liabilities	(Cont.)

	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Net Assets

Institutional Class	$572,283	$629,640	$564,753	$564,090
Class A	8,048	8,857	10,862	8,633

Shares Issued and Outstanding:

Institutional Class	41,221	41,255	34,488	33,022
Class A	584	581	669	510

Net Asset Value Per Share Outstanding(a):

Institutional Class	$13.88	$15.26	$16.38	$17.08
Class A	13.79	15.26	16.24	16.93

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

$522,303	$450,377	$204,710	$39,161	$3,294	$644,349
12,520	10,006	1,161	376	56	22,572

29,803	25,065	14,456	2,788	301	53,800
724	564	83	27	5	1,902

$17.53	$17.97	$14.16	$14.04	$10.94	$11.98
17.28	17.75	14.03	14.01	10.92	11.87

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Statements of Operations

Year Ended June 30, 2025
(Amounts in thousands†)	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund

Investment Income:

Interest	$72	$72	$63	$61
Dividends	5,964	7,890	8,255	8,926
Dividends from Investments in Affiliates	13,586	11,338	7,258	4,763
Total Income	19,622	19,300	15,576	13,750

Expenses:

Investment advisory fees	60	128	171	164
Supervisory and administrative fees	136	146	134	124
Distribution and/or servicing fees - Class A	21	23	25	19
Trustee fees	34	36	32	30
Interest expense	14	14	12	11
Organizational expense	0	0	0	0
Expense reimbursements recouped	29	31	28	27
Miscellaneous expense	0	0	0	0
Total Expenses	294	378	402	375
Waiver and/or Reimbursement by PIMCO	(34)	(36)	(32)	(31)
Net Expenses	260	342	370	344

Net Investment Income (Loss)	19,362	18,958	15,206	13,406

Net Realized Gain (Loss):

Investments in securities	14,207	15,131	13,511	8,979
Investments in Affiliates	(9,044)	(4,554)	(1,726)	(914)
Net capital gain distributions received from investments	1,901	2,474	2,595	2,780
Net capital gain distributions received from Affiliate investments	66	51	38	25
Exchange-traded or centrally cleared financial derivative instruments	(2,916)	0	0	0
Over the counter financial derivative instruments	1,282	1,239	1,107	1,035

Net Realized Gain (Loss)	5,496	14,341	15,525	11,905

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	23,055	33,939	38,019	47,100
Investments in Affiliates	12,821	7,514	3,632	2,376
Exchange-traded or centrally cleared financial derivative instruments	894	0	0	0
Over the counter financial derivative instruments	(338)	(335)	(282)	(282)

Net Change in Unrealized Appreciation (Depreciation)	36,432	41,118	41,369	49,194

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,290	$74,417	$72,100	$74,505

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was December 31, 2024.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend 2070 Fund(a)	PIMCO REALPATH® Blend Income Fund

$61	$50	$22	$7	$0	$48
8,770	7,810	3,228	488	23	3,232
3,135	2,175	800	107	4	15,389
11,966	10,035	4,050	602	27	18,669

150	130	53	8	1	49
123	104	37	6	0	139
29	21	2	1	0	50
28	24	9	1	3	28
10	8	2	0	0	11
0	0	0	0	138	0
24	21	9	1	0	24
0	0	2	0	0	0
364	308	114	17	142	301
(28)	(24)	(10)	(1)	(141)	(28)
336	284	104	16	1	273

11,630	9,751	3,946	586	26	18,396

6,296	3,388	846	162	40	11,452
(218)	(215)	(23)	(1)	0	(20,348)
2,702	2,438	993	131	0	811
14	7	2	0	0	57
0	0	(1)	0	0	(1,694)
872	726	297	37	(1)	1,163

9,666	6,344	2,114	329	39	(8,559)

48,926	45,052	20,293	3,499	226	41,794
856	595	155	25	3	6,349
0	0	0	0	0	590
(236)	(179)	(82)	(18)	(2)	(501)

49,546	45,468	20,366	3,506	227	48,232

$70,842	$61,563	$26,426	$4,421	$292	$58,069

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Statements of Changes in Net Assets

	PIMCO REALPATH® Blend 2030 Fund			PIMCO REALPATH® Blend 2035 Fund			PIMCO REALPATH® Blend 2040 Fund			PIMCO REALPATH® Blend 2045 Fund

(Amounts in thousands†)	Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$19,362	$19,012		$18,958	$18,060		$15,206	$15,176		$13,406	$13,669
Net realized gain (loss)	5,496	682		14,341	2,676		15,525	3,082		11,905	4,165
Net change in unrealized appreciation (depreciation)	36,432	34,914		41,118	47,598		41,369	51,815		49,194	55,226

Net Increase (Decrease) in Net Assets Resulting from Operations	61,290	54,608		74,417	68,334		72,100	70,073		74,505	73,060

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(17,683)	(21,140)		(20,563)	(19,763)		(17,042)	(16,476)		(17,670)	(14,675)
Administrative Class	N/A	(128	)(b)	N/A	(141	)(b)	N/A	(80	)(b)	N/A	(99	)(b)
Class A	(225)	(282)		(276)	(247)		(278)	(245)		(223)	(151)

Tax basis return of capital
Institutional Class	0	0		0	0		0	0		0	0
Administrative Class	N/A	0		N/A	0		N/A	0		N/A	0
Class A	0	0		0	0		0	0		0	0

Total Distributions(c)	(17,908)	(21,550)		(20,839)	(20,151)		(17,320)	(16,801)		(17,893)	(14,925)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(82,147)	41,237		(64,019)	70,854		(53,804)	40,064		(18,408)	19,341

Total Increase (Decrease) in Net Assets	(38,765)	74,295		(10,441)	119,037		976	93,336		38,204	77,476

Net Assets:

Beginning of year	619,096	544,801		648,938	529,901		574,639	481,303		534,519	457,043
End of year	$580,331	$619,096		$638,497	$648,938		$575,615	$574,639		$572,723	$534,519

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was December 31, 2024.
(b)	Administrative Class Shares liquidated at the close of business on June 21, 2024.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2050 Fund			PIMCO REALPATH® Blend 2055 Fund			PIMCO REALPATH® Blend 2060 Fund			PIMCO REALPATH® Blend 2065 Fund			PIMCO REALPATH® Blend 2070 Fund	PIMCO REALPATH® Blend Income Fund

Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025(a)	Year Ended June 30, 2025	Year Ended June 30, 2024

$11,630	$12,263		$9,751	$9,537		$3,946	$3,144		$586	$293		$26	$18,396	$12,437
9,666	5,780		6,344	2,653		2,114	1,015		329	91		39	(8,559)	(3,287)
49,546	55,038		45,468	47,725		20,366	16,890		3,506	1,732		227	48,232	14,577

70,842	73,081		61,563	59,915		26,426	21,049		4,421	2,116		292	58,069	23,727

(17,737)	(13,155)		(14,063)	(10,264)		(4,864)	(3,006)		(1,167)	(248)		0	(12,694)	(13,906)
N/A	(57	)(b)	N/A	(53	)(b)	N/A	(4	)(b)	N/A	(2	)(b)	N/A	N/A	(189	)(b)
(388)	(189)		(261)	(119)		(24)	(15)		(12)	(3)		0	(529)	(756)

0	0		0	0		0	0		(118)	0		0	0	0
N/A	0		N/A	0		N/A	0		N/A	0		N/A	N/A	0
0	0		0	0		0	0		(1)	0		0	0	0

(18,125)	(13,401)		(14,324)	(10,436)		(4,888)	(3,025)		(1,298)	(253)		0	(13,223)	(14,851)

1,567	145		4,507	50,680		24,855	54,477		17,262	12,176		3,058	287,073	(19,960)

54,284	59,825		51,746	100,159		46,393	72,501		20,385	14,039		3,350	331,919	(11,084)

480,539	420,714		408,637	308,478		159,478	86,977		19,152	5,113		0	335,002	346,086
$534,823	$480,539		$460,383	$408,637		$205,871	$159,478		$39,537	$19,152		$3,350	$666,921	$335,002

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 49.1%

MUTUAL FUNDS 48.9%

Vanguard Developed Markets Index Fund ‘Institutional’	2,530,369	$72,597

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	775,606	24,160

Vanguard Institutional Index Fund ‘Institutional Plus’	352,024	177,533

Vanguard Small-Cap Index Fund ‘Institutional’	81,046	9,207

Total Mutual Funds (Cost $183,775)		283,497

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	369,207	369

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.320% due 07/03/2025 - 10/21/2025 (a)(b)(e)(h)	$642	637

Total Short-Term Instruments (Cost $1,006)		1,006

Total Investments in Securities (Cost $184,781)		284,503

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 50.5%

MUTUAL FUNDS (c) 45.9%

PIMCO Emerging Markets Local Currency and Bond Fund	2,562,457	$15,733

PIMCO High Yield Fund	504,557	4,092

PIMCO Income Fund	4,084,495	43,990

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,083,483	10,770

PIMCO Long-Term Real Return Fund	4,498,220	52,134

PIMCO Long-Term U.S. Government Fund	3,409,452	47,392

PIMCO Real Return Fund	2,770,271	28,506

PIMCO Total Return Fund	7,381,494	64,071

Total Mutual Funds (Cost $280,944)		266,688

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short-Term Floating NAV Portfolio III	2,735,308	$26,634

Total Short-Term Instruments (Cost $26,608)		26,634

Total Investments in Affiliates (Cost $307,552)		293,322

Total Investments 99.6% (Cost $492,333)		$577,825

Financial Derivative Instruments (f)(g) (0.1)% (Cost or Premiums, net $813)		(357)

Other Assets and Liabilities, net 0.5%		2,863

Net Assets 100.0%		$580,331

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)

Securities with an aggregate market value of $148 have been pledged as collateral as of June 30, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,825.000	09/19/2025	115	$12	$1,268	$142

Total Purchased Options					$1,268	$142

WRITTEN OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	3,825.000	09/19/2025	115	$12	$(455)	$(48)

Total Written Options					$(455)	$(48)

20	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$142	$0	$0	$142	$(48)	$0	$0	$(48)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BERYTR Index	21,152	4.560%	Monthly	02/17/2026	$	10,878	$0	$(340)	$0	$(340)

JPM	Receive	FNRETR Index	200	4.930	Monthly	07/02/2025		4,983	0	(46)	0	(46)
	Receive	FNRETR Index	314	4.790	Monthly	08/06/2025		7,781	0	(30)	0	(30)

MYI	Receive	FNRETR Index	15	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025		372	0	(1)	0	(1)
	Receive	FNRETR Index	31	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025		768	0	(3)	0	(3)
	Receive	FNRETR Index	313	4.980	Monthly	02/04/2026		7,756	0	(31)	0	(31)

Total Swap Agreements									$0	$(451)	$0	$(451)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(340)	$(340)	$(340)	$341	$1
JPM	0	0	0	0	0	0	(76)	(76)	(76)	0	(76)
MYI	0	0	0	0	0	0	(35)	(35)	(35)	0	(35)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(451)	$(451)

(h)

Securities with an aggregate market value of $341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	(Cont.)	June 30, 2025

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$142	$0	$0	$142

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$48	$0	$0	$48

Over the counter
Swap Agreements	$340	$0	$111	$0	$0	$451

	$340	$0	$159	$0	$0	$499

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(2,916)	$0	$0	$(2,916)

Over the counter
Swap Agreements	$238	$0	$1,044	$0	$0	$1,282

	$238	$0	$(1,872)	$0	$0	$(1,634)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$487	$0	$0	$487
Written Options	0	0	407	0	0	407

	$0	$0	$894	$0	$0	$894

Over the counter
Swap Agreements	$(324)	$0	$(14)	$0	$0	$(338)

	$(324)	$0	$880	$0	$0	$556

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$283,497	$0	$0	$283,497
Short-Term Instruments
Mutual Funds	0	369	0	369
U.S. Treasury Bills	0	637	0	637

	$283,497	$1,006	$0	$284,503

Investments in Affiliates, at Value
Mutual Funds	266,688	0	0	266,688
Short-Term Instruments
Central Funds Used for Cash Management Purposes	26,634	0	0	26,634

	$293,322	$0	$0	$293,322

Total Investments	$576,819	$1,006	$0	$577,825

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$142	$0	$142

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(48)	0	(48)
Over the counter	0	(451)	0	(451)

	$0	$(499)	$0	$(499)

Total Financial Derivative Instruments	$0	$(357)	$0	$(357)

Totals	$576,819	$649	$0	$577,468

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

22	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 60.5%

MUTUAL FUNDS 60.3%

Vanguard Developed Markets Index Fund ‘Institutional’	3,482,674	$99,918

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,171,899	36,505

Vanguard Institutional Index Fund ‘Institutional Plus’	458,605	231,284

Vanguard Small-Cap Index Fund ‘Institutional’	152,114	17,280

Total Mutual Funds (Cost $261,747)		384,987

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	522,183	522

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.332% due 09/11/2025 (a)(b)(f)	$334	331

Total Short-Term Instruments (Cost $853)		853

Total Investments in Securities (Cost $262,600)		385,840

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 40.0%

MUTUAL FUNDS (c) 34.7%

PIMCO Emerging Markets Local Currency and Bond Fund	2,237,927	$13,741

PIMCO High Yield Fund	397,684	3,225

PIMCO Income Fund	3,411,183	36,738

PIMCO International Bond Fund (U.S. Dollar-Hedged)	798,311	7,935

PIMCO Long-Term Real Return Fund	3,719,255	43,106

PIMCO Long-Term U.S. Government Fund	2,702,285	37,562

PIMCO Real Return Fund	2,326,059	23,935

PIMCO Total Return Fund	6,334,856	54,987

Total Mutual Funds (Cost $231,012)		221,229

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%

PIMCO Short-Term Floating NAV Portfolio III	3,516,248	$34,238

Total Short-Term Instruments (Cost $34,202)		34,238

Total Investments in Affiliates (Cost $265,214)		255,467

Total Investments 100.5% (Cost $527,814)		$641,307

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(451)

Other Assets and Liabilities, net (0.4)%		(2,359)

Net Assets 100.0%		$638,497

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BERYTR Index	20,825	4.560%	Monthly	02/17/2026	$	10,710	$0	$(335)	$0	$(335)

JPM	Receive	FNRETR Index	186	4.930	Monthly	07/02/2025		4,634	0	(43)	0	(43)

	Receive	FNRETR Index	353	4.790	Monthly	08/06/2025		8,747	0	(33)	0	(33)

MYI	Receive	FNRETR Index	24	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025		595	0	(2)	0	(2)

	Receive	FNRETR Index	29	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025		719	0	(3)	0	(3)

	Receive	FNRETR Index	352	4.980	Monthly	02/04/2026		8,723	0	(35)	0	(35)

Total Swap Agreements									$0	$(451)	$0	$(451)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(335)	$(335)	$(335)	$331	$(4)
JPM	0	0	0	0	0	0	(76)	(76)	(76)	0	(76)
MYI	0	0	0	0	0	0	(40)	(40)	(40)	0	(40)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(451)	$(451)

(f)

Securities with an aggregate market value of $331 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$335	$0	$116	$0	$0	$451

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$252	$0	$987	$0	$0	$1,239

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(320)	$0	$(15)	$0	$0	$(335)

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$384,987	$0	$0	$384,987
Short-Term Instruments
Mutual Funds	0	522	0	522
U.S. Treasury Bills	0	331	0	331

	$384,987	$853	$0	$385,840

Investments in Affiliates, at Value
Mutual Funds	221,229	0	0	221,229
Short-Term Instruments
Central Funds Used for Cash Management Purposes	34,238	0	0	34,238

	$255,467	$0	$0	$255,467

Total Investments	$640,454	$853	$0	$641,307

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(451)	$0	$(451)

Total Financial Derivative Instruments	$0	$(451)	$0	$(451)

Totals	$640,454	$402	$0	$640,856

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.6%

MUTUAL FUNDS 71.5%

Vanguard Developed Markets Index Fund ‘Institutional’	3,697,982	$106,095

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,339,448	41,724

Vanguard Institutional Index Fund ‘Institutional Plus’	489,255	246,741

Vanguard Small-Cap Index Fund ‘Institutional’	149,813	17,019

Total Mutual Funds (Cost $277,785)		411,579

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	125,186	125

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.332% due 09/11/2025 (a)(b)(f)	$283	281

Total Short-Term Instruments (Cost $406)		406

Total Investments in Securities (Cost $278,191)		411,985

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 29.3%

MUTUAL FUNDS (c) 23.6%

PIMCO Emerging Markets Local Currency and Bond Fund	1,627,973	$9,996

PIMCO High Yield Fund	188,137	1,526

PIMCO Income Fund	2,017,276	21,726

PIMCO International Bond Fund (U.S. Dollar-Hedged)	603,130	5,995

PIMCO Long-Term Real Return Fund	2,391,158	27,713

PIMCO Long-Term U.S. Government Fund	1,436,782	19,971

PIMCO Real Return Fund	1,464,633	15,071

PIMCO Total Return Fund	3,898,604	33,840

Total Mutual Funds (Cost $143,126)		135,838

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short-Term Floating NAV Portfolio III	3,369,493	$32,809

Total Short-Term Instruments (Cost $32,786)		32,809

Total Investments in Affiliates (Cost $175,912)		168,647

Total Investments 100.9% (Cost $454,103)		$580,632

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(385)

Other Assets and Liabilities, net (0.8)%		(4,632)

Net Assets 100.0%		$575,615

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	17,228	4.560%	Monthly	02/17/2026	$8,860	$0	$(276)	$0	$(276)

JPM	Receive	FNRETR Index	197	4.930	Monthly	07/02/2025	4,909	0	(46)	0	(46)
	Receive	FNRETR Index	328	4.790	Monthly	08/06/2025	8,128	0	(29)	0	(29)

MYI	Receive	FNRETR Index	40	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	991	0	(4)	0	(4)
	Receive	FNRETR Index	304	4.980	Monthly	02/04/2026	7,533	0	(30)	0	(30)

Total Swap Agreements								$0	$(385)	$0	$(385)

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(276)	$(276)	$(276)	$281	$5
JPM	0	0	0	0	0	0	(75)	(75)	(75)	0	(75)
MYI	0	0	0	0	0	0	(34)	(34)	(34)	0	(34)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(385)	$(385)

(f)

Securities with an aggregate market value of $281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$276	$0	$109	$0	$0	$385

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$227	$0	$880	$0	$0	$1,107

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(265)	$0	$(17)	$0	$0	$(282)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund	(Cont.)	June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$411,579	$0	$0	$411,579
Short-Term Instruments
Mutual Funds	0	125	0	125
U.S. Treasury Bills	0	281	0	281

	$411,579	$406	$0	$411,985

Investments in Affiliates, at Value
Mutual Funds	135,838	0	0	135,838
Short-Term Instruments
Central Funds Used for Cash Management Purposes	32,809	0	0	32,809

	$168,647	$0	$0	$168,647

Total Investments	$580,226	$406	$0	$580,632

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(385)	$0	$(385)

Total Financial Derivative Instruments	$0	$(385)	$0	$(385)

Totals	$580,226	$21	$0	$580,247

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

28	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.2%

MUTUAL FUNDS 80.1%

Vanguard Developed Markets Index Fund ‘Institutional’	4,458,079	$	127,902

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,379,314		42,965

Vanguard Institutional Index Fund ‘Institutional Plus’	536,864		270,751

Vanguard Small-Cap Index Fund ‘Institutional’	150,809		17,132

Total Mutual Funds (Cost $313,710)			458,750

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	519,794		520

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.332% due 07/03/2025 - 10/21/2025 (a)(b)(f)	$268		266

Total Short-Term Instruments (Cost $786)			786

Total Investments in Securities (Cost $314,496)			459,536

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 20.1%

MUTUAL FUNDS (c) 14.9%

PIMCO Emerging Markets Local Currency and Bond Fund	1,333,038	$	8,185

PIMCO High Yield Fund	20,386		165

PIMCO Income Fund	900,535		9,699

PIMCO International Bond Fund (U.S. Dollar-Hedged)	425,608		4,230

PIMCO Long-Term Real Return Fund	1,268,931		14,707

PIMCO Long-Term U.S. Government Fund	1,062,208		14,765

PIMCO Real Return Fund	1,165,894		11,997

PIMCO Total Return Fund	2,460,840		21,360

Total Mutual Funds (Cost $89,579)			85,108

	SHARES			MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%

PIMCO Short-Term Floating NAV Portfolio III	3,058,301		$	29,779

	Total Short-Term Instruments (Cost $29,747)			29,779

	Total Investments in Affiliates (Cost $119,326)			114,887

	Total Investments 100.3% (Cost $433,822)	$		574,423

	Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)			(378)

	Other Assets and Liabilities, net (0.2)%			(1,322)

	Net Assets 100.0%	$		572,723

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BERYTR Index	16,371	4.560%	Monthly	02/17/2026	$	8,420	$0	$(263)	$0	$(263)

JPM	Receive	FNRETR Index	237	4.930	Monthly	07/02/2025		5,905	0	(55)	0	(55)

	Receive	FNRETR Index	314	4.790	Monthly	08/06/2025		7,781	0	(28)	0	(28)

MYI	Receive	FNRETR Index	14	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025		347	0	(1)	0	(1)

	Receive	FNRETR Index	33	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025		818	0	(3)	0	(3)

	Receive	FNRETR Index	279	4.980	Monthly	02/04/2026		6,913	0	(28)	0	(28)

Total Swap Agreements									$0	$(378)	$0	$(378)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(263)	$(263)	$(263)	$261	$(2)
JPM	0	0	0	0	0	0	(83)	(83)	(83)	0	(83)
MYI	0	0	0	0	0	0	(32)	(32)	(32)	3	(29)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(378)	$(378)

(f)

Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$263	$0	$115	$0	$0	$378

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$233	$0	$802	$0	$0	$1,035

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(253)	$0	$(29)	$0	$0	$(282)

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$458,750	$0	$0	$458,750
Short-Term Instruments
Mutual Funds	0	520	0	520
U.S. Treasury Bills	0	266	0	266

	$458,750	$786	$0	$459,536

Investments in Affiliates, at Value
Mutual Funds	85,108	0	0	85,108
Short-Term Instruments
Central Funds Used for Cash Management Purposes	29,779	0	0	29,779

	$114,887	$0	$0	$114,887

Total Investments	$573,637	$786	$0	$574,423

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(378)	$0	$(378)

Total Financial Derivative Instruments	$0	$(378)	$0	$(378)

Totals	$573,637	$408	$0	$574,045

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.0%

MUTUAL FUNDS 85.9%

Vanguard Developed Markets Index Fund ‘Institutional’	4,610,533	$132,276

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,367,310	42,592

Vanguard Institutional Index Fund ‘Institutional Plus’	526,861	265,706

Vanguard Small-Cap Index Fund ‘Institutional’	164,415	18,678

Total Mutual Funds (Cost $311,584)		459,252

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (b)	595,959	596

Total Short-Term Instruments (Cost $596)		596

Total Investments in Securities (Cost $311,180)		459,848

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.2%

MUTUAL FUNDS (a) 9.0%

PIMCO Emerging Markets Local Currency and Bond Fund	503,206	$3,090

PIMCO Income Fund	521,991	5,622

PIMCO International Bond Fund (U.S. Dollar-Hedged)	243,549	2,421

PIMCO Long-Term Real Return Fund	685,613	7,946

PIMCO Long-Term U.S. Government Fund	642,504	8,931

PIMCO Real Return Fund	716,425	7,372

PIMCO Total Return Fund	1,509,736	13,104

Total Mutual Funds (Cost $51,824)		48,486

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%

PIMCO Short-Term Floating NAV Portfolio III	2,822,776	$27,485

Total Short-Term Instruments (Cost $27,461)		27,485

Total Investments in Affiliates (Cost $79,285)		75,971

Total Investments 100.2% (Cost $390,465)		$535,819

Financial Derivative Instruments (c) (0.1)% (Cost or Premiums, net $(3))		(326)

Other Assets and Liabilities, net (0.1)%		(670)

Net Assets 100.0%		$534,823

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	14,348	4.560%	Monthly	02/17/2026	$7,379	$(3)	$(227)	$0	$(230)

JPM	Receive	FNRETR Index	130	4.930	Monthly	07/02/2025	3,239	0	(30)	0	(30)
	Receive	FNRETR Index	343	4.790	Monthly	08/06/2025	8,500	0	(30)	0	(30)

MYI	Receive	FNRETR Index	21	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	520	0	(2)	0	(2)
	Receive	FNRETR Index	39	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	967	0	(4)	0	(4)
	Receive	FNRETR Index	308	4.980	Monthly	02/04/2026	7,632	0	(30)	0	(30)

Total Swap Agreements								$(3)	$(323)	$0	$(326)

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(230)	$(230)	$(230)	$0	$(230)
JPM	0	0	0	0	0	0	(60)	(60)	(60)	0	(60)
MYI	0	0	0	0	0	0	(36)	(36)	(36)	0	(36)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(326)	$(326)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$230	$0	$96	$0	$0	$326

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$161	$0	$711	$0	$0	$872

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(219)	$0	$(17)	$0	$0	$(236)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$459,252	$0	$0	$459,252
Short-Term Instruments
Mutual Funds	0	596	0	596

	$459,252	$596	$0	$459,848

Investments in Affiliates, at Value
Mutual Funds	48,486	0	0	48,486
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,485	0	0	27,485

	$75,971	$0	$0	$75,971

Total Investments	$535,223	$596	$0	$535,819

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(326)	$0	$(326)

Total Financial Derivative Instruments	$0	$(326)	$0	$(326)

Totals	$535,223	$270	$0	$535,493

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.7%

MUTUAL FUNDS 88.6%

Vanguard Developed Markets Index Fund ‘Institutional’	4,020,427	$115,346

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,248,973	38,905

Vanguard Institutional Index Fund ‘Institutional Plus’	466,666	235,349

Vanguard Small-Cap Index Fund ‘Institutional’	161,830	18,384

Total Mutual Funds (Cost $290,517)		407,984

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	509,809	510

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.306% due 07/03/2025 - 10/21/2025 (a)(b)(f)	$15	15

Total Short-Term Instruments (Cost $525)		525

Total Investments in Securities (Cost $291,042)		408,509

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.2%

MUTUAL FUNDS (c) 6.3%

PIMCO Emerging Markets Local Currency and Bond Fund	239,746	$1,472

PIMCO Income Fund	320,446	3,451

PIMCO International Bond Fund (U.S. Dollar-Hedged)	112,265	1,116

PIMCO Long-Term Real Return Fund	412,247	4,778

PIMCO Long-Term U.S. Government Fund	316,458	4,399

PIMCO Real Return Fund	510,106	5,249

PIMCO Total Return Fund	943,727	8,192

Total Mutual Funds (Cost $30,241)		28,657

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%

PIMCO Short-Term Floating NAV Portfolio III	2,335,896	$22,744

Total Short-Term Instruments (Cost $22,717)		22,744

Total Investments in Affiliates (Cost $52,958)		51,401

Total Investments 99.9% (Cost $344,000)		$459,910

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(255)

Other Assets and Liabilities, net 0.2%		728

Net Assets 100.0%		$460,383

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BERYTR Index	10,762	4.560%	Monthly	02/17/2026	$	5,535	$0	$(173)	$0	$(173)

JPM	Receive	FNRETR Index	105	4.930	Monthly	07/02/2025		2,616	0	(24)	0	(24)

	Receive	FNRETR Index	320	4.790	Monthly	08/06/2025		7,929	0	(26)	0	(26)

MYI	Receive	FNRETR Index	26	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025		644	0	(3)	0	(3)

	Receive	FNRETR Index	18	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025		446	0	(2)	0	(2)

	Receive	FNRETR Index	279	4.980	Monthly	02/04/2026		6,914	0	(27)	0	(27)

Total Swap Agreements									$0	$(255)	$0	$(255)

34	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(173)	$(173)	$(173)	$0	$(173)
JPM	0	0	0	0	0	0	(50)	(50)	(50)	0	(50)
MYI	0	0	0	0	0	0	(32)	(32)	(32)	8	(24)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(255)	$(255)

(f)

Securities with an aggregate market value of $8 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$173	$0	$82	$0	$0	$255

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$142	$0	$584	$0	$0	$726

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(166)	$0	$(13)	$0	$0	$(179)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	(Cont.)	June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$407,984	$0	$0	$407,984
Short-Term Instruments
Mutual Funds	0	510	0	510
U.S. Treasury Bills	0	15	0	15

	$407,984	$525	$0	$408,509

Investments in Affiliates, at Value
Mutual Funds	28,657	0	0	28,657
Short-Term Instruments
Central Funds Used for Cash Management Purposes	22,744	0	0	22,744

	$51,401	$0	$0	$51,401

Total Investments	$459,385	$525	$0	$459,910

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(255)	$0	$(255)

Total Financial Derivative Instruments	$0	$(255)	$0	$(255)

Totals	$459,385	$270	$0	$459,655

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

36	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%

MUTUAL FUNDS 90.0%

Vanguard Developed Markets Index Fund ‘Institutional’	2,809,250	$51,550

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	557,829	17,376

Vanguard Institutional Index Fund ‘Institutional’	213,247	107,547

Vanguard Small-Cap Index Fund ‘Institutional’	76,787	8,723

Total Mutual Funds (Cost $143,590)		185,196

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	612,862	613

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.291% due 07/03/2025 - 10/21/2025 (a)(b)(f)	$252	250

Total Short-Term Instruments (Cost $863)		863

Total Investments in Securities (Cost $144,453)		186,059

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.0%

MUTUAL FUNDS (c) 4.8%

PIMCO Emerging Markets Local Currency and Bond Fund	91,538	$562

PIMCO Income Fund	107,069	1,153

PIMCO International Bond Fund (U.S. Dollar-Hedged)	25,254	251

PIMCO Long-Term Real Return Fund	134,385	1,558

PIMCO Long-Term U.S. Government Fund	110,200	1,532

PIMCO Real Return Fund	218,162	2,245

PIMCO Total Return Fund	309,690	2,688

Total Mutual Funds (Cost $10,083)		9,989

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short-Term Floating NAV Portfolio III	1,311,840	$12,773

Total Short-Term Instruments (Cost $12,768)		12,773

Total Investments in Affiliates (Cost $22,851)		22,762

Total Investments 101.4% (Cost $167,304)		$208,821

Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)		(111)

Other Assets and Liabilities, net (1.3)%		(2,839)

Net Assets 100.0%		$205,871

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	4,436	4.560%	Monthly	02/17/2026	$2,282	$0	$(71)	$0	$(71)

JPM	Receive	FNRETR Index	84	4.930%	Monthly	07/02/2025	2,093	0	(20)	0	(20)
	Receive	FNRETR Index	139	4.790%	Monthly	08/06/2025	3,442	0	(9)	0	(9)

MYI	Receive	FNRETR Index	5	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	124	0	(1)	0	(1)
	Receive	FNRETR Index	3	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	74	0	0	0	0
	Receive	FNRETR Index	103	4.980%	Monthly	02/04/2026	2,552	0	(10)	0	(10)

Total Swap Agreements								$0	$(111)	$0	$(111)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(71)	$(71)	$(71)	$0	$(71)
JPM	0	0	0	0	0	0	(29)	(29)	(29)	0	(29)
MYI	0	0	0	0	0	0	(11)	(11)	(11)	158	147

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(111)	$(111)

(f)

Securities with an aggregate market value of $158 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$71	$0	$40	$0	$0	$111

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$(1)	$0	$0	$(1)

Over the counter
Swap Agreements	$68	$0	$229	$0	$0	$297

	$68	$0	$228	$0	$0	$296

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(69)	$0	$(13)	$0	$0	$(82)

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$185,196	$0	$0	$185,196
Short-Term Instruments
Mutual Funds	0	613	0	613
U.S. Treasury Bills	0	250	0	250

	$185,196	$863	$0	$186,059

Investments in Affiliates, at Value
Mutual Funds	9,989	0	0	9,989
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,773	0	0	12,773

	$22,762	$0	$0	$22,762

Total Investments	$207,958	$863	$0	$208,821

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(111)	$0	$(111)

Total Financial Derivative Instruments	$0	$(111)	$0	$(111)

Totals	$207,958	$752	$0	$208,710

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6%

MUTUAL FUNDS 95.2%

Vanguard Developed Markets Index Fund ‘Institutional’	561,491	$10,303

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	86,351	3,537

Vanguard Institutional Index Fund ‘Institutional’	43,496	21,936

Vanguard Small-Cap Index Fund ‘Admiral’	16,290	1,851

Total Mutual Funds (Cost $32,024)		37,627

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (b)	160,534	161

Total Short-Term Instruments (Cost $160)		161

Total Investments in Securities (Cost $32,184)		37,788

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.7%

MUTUAL FUNDS (a) 3.9%

PIMCO Emerging Markets Local Currency and Bond Fund	19,422	$119

PIMCO Income Fund	10,577	114

PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,791	38

PIMCO Long-Term Real Return Fund	25,279	293

PIMCO Long-Term U.S. Government Fund	20,381	283

PIMCO Real Return Fund	40,816	420

PIMCO Total Return Fund	33,076	287

Total Mutual Funds (Cost $1,534)		1,554

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short-Term Floating NAV Portfolio III	236,471	$2,303

Total Short-Term Instruments (Cost $2,302)		2,303

Total Investments in Affiliates (Cost $3,836)		3,857

Total Investments 105.3% (Cost $36,020)		$41,645

Financial Derivative Instruments (c) (0.1)% (Cost or Premiums, net $0)		(22)

Other Assets and Liabilities, net (5.2)%		(2,086)

Net Assets 100.0%		$39,537

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	801	4.560	Monthly	02/17/2026	$412	$0	$(13)	$0	$(13)
JPM	Receive	FNRETR Index	23	4.930	Monthly	07/02/2025	573	0	(5)	0	(5)
	Receive	FNRETR Index	21	4.790	Monthly	08/06/2025	520	0	(2)	0	(2)
MYI	Receive	FNRETR Index	4	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	99	0	0	0	0
	Receive	FNRETR Index	6	5.130% (FEDL01 plus a specified spread)	Monthly	09/03/2025	149	0	(1)	0	(1)
	Receive	FNRETR Index	10	4.980	Monthly	02/04/2026	248	0	(1)	0	(1)

Total Swap Agreements								$0	$(22)	$0	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(13)	$(13)	$(13)	$0	$(13)
JPM	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
MYI	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(22)	$(22)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

40	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$13	$0	$9	$0	$0	$22

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$14	$0	$23	$0	$0	$37

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(12)	$0	$(6)	$0	$0	$(18)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$37,627	$0	$0	$37,627
Short-Term Instruments
Mutual Funds	0	161	0	161

	$37,627	$161	$0	$37,788

Investments in Affiliates, at Value
Mutual Funds	1,554	0	0	1,554
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,303	0	0	2,303

	$3,857	$0	$0	$3,857

Total Investments	$41,484	$161	$0	$41,645

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(22)	$0	$(22)

Total Financial Derivative Instruments	$0	$(22)	$0	$(22)

Totals	$41,484	$139	$0	$41,623

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Schedule of Investments	PIMCO REALPATH® Blend 2070 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4%

MUTUAL FUNDS 91.4%

Vanguard Developed Markets Index Fund ‘Admiral’	45,761	$839

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	6,892	282

Vanguard S&P 500 ETF	3,150	1,789

Vanguard Small-Cap Index Fund ‘Admiral’	1,324	150

Total Mutual Funds (Cost $2,835)		3,060

Total Investments in Securities (Cost $2,835)		3,060

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.3%

MUTUAL FUNDS (a) 4.0%

PIMCO Emerging Markets Local Currency and Bond Fund	1,671	$10

PIMCO Income Fund	937	10

PIMCO International Bond Fund (U.S. Dollar-Hedged)	413	4

PIMCO Long-Term Real Return Fund	2,186	25

PIMCO Long-Term U.S. Government Fund	1,752	25

PIMCO Real Return Fund	3,534	37

PIMCO Total Return Fund	2,676	23

Total Mutual Funds (Cost $131)		134

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	1,113	$11

Total Short-Term Instruments (Cost $11)		11

Total Investments in Affiliates (Cost $142)		145

Total Investments 95.7% (Cost $2,977)		$3,205

Financial Derivative Instruments (b) (0.0)% (Cost or Premiums, net $0)		(1)

Other Assets and Liabilities, net 4.3%		146

Net Assets 100.0%		$3,350

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	FNRETR Index	5	5.220% (FEDL01 plus a specified spread)	Monthly	09/03/2025	$124	$0	$0	$0	$0
	Receive	BERYTR Index	64	0.000%	Monthly	02/17/2026	33	0	(1)	0	(1)

Total Swap Agreements								$0	$(1)	$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$0	$0	$0	$0	$0	$0	$(1)	$(1)	$(1)	$0	$(1)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$1	$0	$0	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$2	$0	$(3)	$0	$0	$(1)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(1)	$0	$(1)	$0	$0	$(2)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$3,060	$0	$0	$3,060

	$3,060	$0	$0	$3,060

Investments in Affiliates, at Value
Mutual Funds	134	0	0	134
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11	0	0	11

	$145	$0	$0	$145

Total Investments	$3,205	$0	$0	$3,205

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$3,205	$(1)	$0	$3,204

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Schedule of Investments	PIMCO REALPATH® Blend Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 34.8%

MUTUAL FUNDS 34.6%

Vanguard Developed Markets Index Fund ‘Institutional’	3,094,300	$56,780

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	632,856	19,713

Vanguard Institutional Index Fund ‘Institutional Plus’	294,772	148,660

Vanguard Small-Cap Index Fund ‘Institutional’	50,659	5,755

Total Mutual Funds (Cost $139,033)		230,908

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (d)	598,567	599

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.322% due 09/11/2025 - 10/21/2025 (a)(b)(g)	$782	774

Total Short-Term Instruments (Cost $1,373)		1,373

Total Investments in Securities (Cost $140,406)		232,281

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 65.4%

MUTUAL FUNDS (c) 60.3%

PIMCO Emerging Markets Local Currency and Bond Fund	3,602,764	$22,121

PIMCO High Yield Fund	744,012	6,034

PIMCO Income Fund	7,036,905	75,788

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,920,464	19,089

PIMCO Long-Term Real Return Fund	5,397,617	62,558

PIMCO Long-Term U.S. Government Fund	3,947,165	54,866

PIMCO Real Return Fund	3,957,308	40,721

PIMCO Total Return Fund	13,887,990	120,547

Total Mutual Funds (Cost $418,341)		401,724

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%

PIMCO Short-Term Floating NAV Portfolio III	3,514,522	$34,221

Total Short-Term Instruments (Cost $34,202)		34,221

Total Investments in Affiliates (Cost $452,543)		435,945

Total Investments 100.2% (Cost $592,949)		$668,226

Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $424)		(513)

Other Assets and Liabilities, net (0.1)%		(792)

Net Assets 100.0%		$666,921

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,825.000	09/19/2025	60	$6	$662	$74

Total Purchased Options					$662	$74

WRITTEN OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	3,825.000	09/19/2025	60	$6	$(238)	$(25)

Total Written Options					$(238)	$(25)

44	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$74	$0	$0	$74	$(25)	$0	$0	$ (25)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	28,422	4.56	Monthly	02/17/2026	$14,618	$0	$(456)	$0	$(456)
JPM	Receive	FNRETR Index	68	4.93	Monthly	07/02/2025	1,694	0	(16)	0	(16)
	Receive	FNRETR Index	174	4.79	Monthly	08/06/2025	4,312	0	(16)	0	(16)
MYI	Receive	FNRETR Index	571	4.930% (FEDL01 plus a specified spread)	Monthly	07/09/2025	14,149	0	(57)	0	(57)
	Receive	FNRETR Index	173	4.98	Monthly	02/04/2026	4,287	0	(17)	0	(17)

								$0	$(562)	$0	$(562)

Total Swap Agreements								$0	$(562)	$0	$(562)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(456)	$(456)	$(456)	$451	$(5)
JPM	0	0	0	0	0	0	(32)	(32)	(32)	0	(32)
MYI	0	0	0	0	0	0	(74)	(74)	(74)	323	249

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(562)	$(562)

(g)

Securities with an aggregate market value of $774 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Schedule of Investments	PIMCO REALPATH® Blend Income Fund	(Cont.)	June 30, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$74	$0	$0	$74

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$25	$0	$0	$25

Over the counter
Swap Agreements	$456	$0	$106	$0	$0	$562

	$456	$0	$131	$0	$0	$587

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,694)	$0	$0	$(1,694)

Over the counter
Swap Agreements	$365	$0	$798	$0	$0	$1,163

	$365	$0	$(896)	$0	$0	$(531)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$377	$0	$0	$377
Written Options	0	0	213	0	0	213

	$0	$0	$590	$0	$0	$590

Over the counter
Swap Agreements	$(447)	$0	$(54)	$0	$0	$(501)

	$(447)	$0	$536	$0	$0	$89

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Mutual Funds	$230,908	$0	$0	$230,908
Short-Term Instruments
Mutual Funds	0	599	0	599
U.S. Treasury Bills	0	774	0	774

	$230,908	$1,373	$0	$232,281

Investments in Affiliates, at Value
Mutual Funds	401,724	0	0	401,724
Short-Term Instruments
Central Funds Used for Cash Management Purposes	34,221	0	0	34,221

	$435,945	$0	$0	$435,945

Total Investments	$666,853	$1,373	$0	$668,226

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$74	$0	$74

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(25)	0	(25)
Over the counter	0	(562)	0	(562)

	$0	$(587)	$0	$(587)

Total Financial Derivative Instruments	$0	$(513)	$0	$(513)

Totals	$666,853	$860	$0	$667,713

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

46	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	June 30, 2025

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class and Class A shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Each Fund may invest substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements.

Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Notes to Financial Statements	(Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO REALPATH® Blend 2030 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2035 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2040 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2045 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2050 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2055 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2060 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2065 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2070 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend Income Fund	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other

48	PIMCO EQUITY SERIES

June 30, 2025

capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. For the PIMCO REALPATH® Blend 2070 Fund, management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements. For each Fund except the PIMCO REALPATH® Blend 2070 Fund, at this time, management is evaluating the implication of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund

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Notes to Financial Statements	(Cont.)

generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies

50	PIMCO EQUITY SERIES

June 30, 2025

other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices,

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Notes to Financial Statements	(Cont.)

indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest substantially all or a significant portion of its assets in Underlying PIMCO Funds and Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$16,090	$1,753	$(3,718)	$(250)	$1,858	$15,733	$879	$0

PIMCO High Yield Fund	4,102	253	(355)	8	84	4,092	254	0

PIMCO Income Fund	45,922	6,045	(9,265)	(646)	1,934	43,990	2,794	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,223	1,014	(1,613)	(118)	264	10,770	501	66

PIMCO Long-Term Real Return Fund	51,769	11,765	(9,965)	(3,548)	2,113	52,134	2,254	0

PIMCO Long-Term U.S. Government Fund	46,869	10,355	(9,480)	(2,321)	1,969	47,392	1,656	0

PIMCO Real Return Fund	24,266	7,333	(3,949)	(292)	1,148	28,506	825	0

PIMCO Short-Term Floating NAV Portfolio III	31,153	94,754	(99,300)	13	14	26,634	1,365	0

PIMCO Total Return Fund	67,957	9,778	(15,211)	(1,890)	3,437	64,071	3,058	0

Totals	$299,351	$143,050	$(152,856)	$(9,044)	$12,821	$293,322	$13,586	$66

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June 30, 2025

PIMCO REALPATH® Blend 2035 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$13,265	$1,822	$(2,655)	$(146)	$1,455	$13,741	$737	$0

PIMCO High Yield Fund	2,964	192	0	0	69	3,225	194	0

PIMCO Income Fund	35,765	6,389	(6,437)	(334)	1,355	36,738	2,239	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,359	424	(959)	(72)	183	7,935	375	51

PIMCO Long-Term Real Return Fund	40,762	10,566	(7,010)	(1,787)	575	43,106	1,808	0

PIMCO Long-Term U.S. Government Fund	34,356	9,421	(5,898)	(951)	634	37,562	1,257	0

PIMCO Real Return Fund	18,981	6,641	(2,358)	(202)	873	23,935	667	0

PIMCO Short-Term Floating NAV Portfolio III	32,876	101,231	(99,900)	27	4	34,238	1,542	0

PIMCO Total Return Fund	54,550	9,363	(10,203)	(1,089)	2,366	54,987	2,519	0

Totals	$241,878	$146,049	$(135,420)	$(4,554)	$7,514	$255,467	$11,338	$51

PIMCO REALPATH® Blend 2040 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$9,633	$544	$(1,141)	$(58)	$1,018	$9,996	$537	$0

PIMCO High Yield Fund	1,402	92	0	0	32	1,526	92	0

PIMCO Income Fund	19,750	3,940	(2,540)	(113)	689	21,726	1,270	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,334	320	(740)	(39)	120	5,995	284	38

PIMCO Long-Term Real Return Fund	24,640	7,125	(3,286)	(465)	(301)	27,713	1,135	0

PIMCO Long-Term U.S. Government Fund	18,523	4,162	(2,551)	(462)	299	19,971	663	0

PIMCO Real Return Fund	11,510	3,920	(754)	(89)	484	15,071	410	0

PIMCO Short-Term Floating NAV Portfolio III	28,752	90,431	(86,400)	27	(1)	32,809	1,340	0

PIMCO Total Return Fund	32,522	6,128	(5,575)	(527)	1,292	33,840	1,527	0

Totals	$153,066	$116,662	$(102,987)	$(1,726)	$3,632	$168,647	$7,258	$38

PIMCO REALPATH® Blend 2045 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$6,555	$1,575	$(728)	$(43)	$826	$8,185	$395	$0

PIMCO High Yield Fund	152	10	0	0	3	165	10	0

PIMCO Income Fund	8,677	1,597	(833)	5	253	9,699	567	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,966	211	0	0	53	4,230	188	25

PIMCO Long-Term Real Return Fund	12,330	3,500	(746)	(217)	(160)	14,707	582	0

PIMCO Long-Term U.S. Government Fund	12,647	3,633	(1,429)	(311)	225	14,765	472	0

PIMCO Real Return Fund	8,461	3,224	0	6	306	11,997	319	0

PIMCO Short-Term Floating NAV Portfolio III	24,861	85,092	(80,200)	20	6	29,779	1,299	0

PIMCO Total Return Fund	19,427	4,218	(2,775)	(374)	864	21,360	931	0

Totals	$97,076	$103,060	$(86,711)	$(914)	$2,376	$114,887	$4,763	$25

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Notes to Financial Statements	(Cont.)

PIMCO REALPATH® Blend 2050 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$2,412	$388	$0	$0	$290	$3,090	$146	$0

PIMCO Income Fund	5,134	660	(318)	4	142	5,622	330	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,269	122	0	0	30	2,421	107	14

PIMCO Long-Term Real Return Fund	6,638	1,532	0	0	(224)	7,946	311	0

PIMCO Long-Term U.S. Government Fund	7,288	1,725	0	0	(82)	8,931	276	0

PIMCO Real Return Fund	4,712	2,501	0	0	159	7,372	187	0

PIMCO Short-Term Floating NAV Portfolio III	20,965	93,197	(86,700)	19	4	27,485	1,204	0

PIMCO Total Return Fund	12,030	2,278	(1,500)	(241)	537	13,104	574	0

Totals	$61,448	$102,403	$(88,518)	$(218)	$856	$75,971	$3,135	$14

PIMCO REALPATH® Blend 2055 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$1,262	$74	$0	$0	$136	$1,472	$73	$0

PIMCO Income Fund	3,376	212	(234)	5	92	3,451	215	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,046	56	0	0	14	1,116	50	7

PIMCO Long-Term Real Return Fund	3,953	960	0	0	(135)	4,778	188	0

PIMCO Long-Term U.S. Government Fund	3,709	738	0	0	(48)	4,399	139	0

PIMCO Real Return Fund	3,259	1,879	0	0	111	5,249	137	0

PIMCO Short-Term Floating NAV Portfolio III	17,828	75,398	(70,500)	10	8	22,744	1,004	0

PIMCO Total Return Fund	7,674	1,891	(1,560)	(230)	417	8,192	369	0

Totals	$42,107	$81,208	$(72,294)	$(215)	$595	$51,401	$2,175	$7

PIMCO REALPATH® Blend 2060 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$482	$28	$0	$0	$52	$562	$29	$0

PIMCO Income Fund	919	387	(181)	2	26	1,153	62	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	235	13	0	0	3	251	11	2

PIMCO Long-Term Real Return Fund	1,206	393	0	0	(41)	1,558	57	0

PIMCO Long-Term U.S. Government Fund	1,174	375	0	0	(17)	1,532	45	0

PIMCO Real Return Fund	1,115	1,092	0	0	38	2,245	51	0

PIMCO Short-Term Floating NAV Portfolio III	8,534	54,831	(50,600)	7	1	12,773	434	0

PIMCO Total Return Fund	2,230	839	(442)	(32)	93	2,688	111	0

Totals	$15,895	$57,958	$(51,223)	$(23)	$155	$22,762	$800	$2

54	PIMCO EQUITY SERIES

June 30, 2025

PIMCO REALPATH® Blend 2065 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$54	$57	$0	$0	$8	$119	$5	$0

PIMCO Income Fund	77	72	(38)	0	3	114	6	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	21	17	0	0	0	38	1	0

PIMCO Long-Term Real Return Fund	137	187	(26)	(2)	(3)	293	9	0

PIMCO Long-Term U.S. Government Fund	129	176	(22)	(2)	2	283	7	0

PIMCO Real Return Fund	136	304	(26)	0	6	420	8	0

PIMCO Short-Term Floating NAV Portfolio III	1,038	14,964	(13,700)	1	0	2,303	63	0

PIMCO Total Return Fund	174	190	(88)	2	9	287	8	0

Totals	$1,766	$15,967	$(13,900)	$(1)	$25	$3,857	$107	$0

PIMCO REALPATH® Blend 2070 Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$0	$9	$0	$0	$1	$10	$0	$0

PIMCO Income Fund	0	13	(3)	0	0	10	0	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	4	0	0	0	4	0	0

PIMCO Long-Term Real Return Fund	0	25	0	0	0	25	1	0

PIMCO Long-Term U.S. Government Fund	0	25	0	0	0	25	0	0

PIMCO Real Return Fund	0	36	0	0	1	37	1	0

PIMCO Short-Term Floating NAV Portfolio III	0	101	(90)	0	0	11	1	0

PIMCO Total Return Fund	0	28	(6)	0	1	23	1	0

Totals	$0	$241	$(99)	$0	$3	$145	$4	$0

PIMCO REALPATH® Blend Income Fund
Underlying PIMCO Funds	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$11,142	$15,405	$(6,035)	$(589)	$2,198	$22,121	$799	$0

PIMCO High Yield Fund	3,131	3,984	(1,346)	32	233	6,034	287	0

PIMCO Income Fund	39,019	54,179	(18,839)	(1,331)	2,760	75,788	3,579	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,988	13,124	(4,229)	(283)	489	19,089	666	57

PIMCO Long-Term Real Return Fund	30,777	55,037	(12,142)	(8,154)	(2,960)	62,558	2,289	0

PIMCO Long-Term U.S. Government Fund	27,060	45,898	(11,722)	(4,319)	(2,051)	54,866	1,479	0

PIMCO Real Return Fund	16,969	30,426	(7,264)	(432)	1,022	40,721	996	0

PIMCO Short-Term Floating NAV Portfolio III	17,245	153,258	(136,300)	8	10	34,221	1,070	0

PIMCO Total Return Fund	62,496	89,318	(30,635)	(5,280)	4,648	120,547	4,224	0

Totals	$217,827	$460,629	$(228,512)	$(20,348)	$6,349	$435,945	$15,389	$57

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distribution to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	55

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative

56	PIMCO EQUITY SERIES

June 30, 2025

instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	57

Notes to Financial Statements	(Cont.)

valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RealPath® Blend 2030 Fund	PIMCO RealPath® Blend 2035 Fund	PIMCO RealPath® Blend 2040 Fund	PIMCO RealPath® Blend 2045 Fund	PIMCO RealPath® Blend 2050 Fund	PIMCO RealPath® Blend 2055 Fund	PIMCO RealPath® Blend 2060 Fund	PIMCO RealPath® Blend 2065 Fund	PIMCO RealPath® Blend 2070 Fund	PIMCO RealPath® Blend Income Fund

Allocation	X	X	X	X	X	X	X	X	X	X

Acquired Fund	X	X	X	X	X	X	X	X	X	X

New Fund	—	—	—	—	—	—	—	—	X	—

Small Fund	—	—	—	—	—	—	—	X	X	—

Equity	X	X	X	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield and Distressed Company	X	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

58	PIMCO EQUITY SERIES

June 30, 2025

Risks	PIMCO RealPath® Blend 2030 Fund	PIMCO RealPath® Blend 2035 Fund	PIMCO RealPath® Blend 2040 Fund	PIMCO RealPath® Blend 2045 Fund	PIMCO RealPath® Blend 2050 Fund	PIMCO RealPath® Blend 2055 Fund	PIMCO RealPath® Blend 2060 Fund	PIMCO RealPath® Blend 2065 Fund	PIMCO RealPath® Blend 2070 Fund	PIMCO RealPath® Blend Income Fund

Derivatives	X	X	X	X	X	X	X	X	X	X

Commodity	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X	X	X	X

Small-Cap and Mid-Cap Company	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X	X

Subsidiary	X	X	X	X	X	X	X	X	X	X

Convertible Securities	X	X	X	X	X	X	X	X	X	X

Exchange-Traded Fund	X	X	X	X	X	X	X	X	X	X

LIBOR Transition	X	X	X	X	X	X	X	X	X	X

A Fund is generally subject to a different level and amount of risk relative to its target date and time horizon. The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	59

Notes to Financial Statements	(Cont.)

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

60	PIMCO EQUITY SERIES

June 30, 2025

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	61

Notes to Financial Statements	(Cont.)

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund have historically referenced LIBOR. Although LIBOR is no longer published, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those

62	PIMCO EQUITY SERIES

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from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	63

Notes to Financial Statements	(Cont.)

respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class A	Class R
PIMCO REALPATH® Blend 2030 Fund	0.01%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2035 Fund	0.02%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2040 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2045 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2050 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2055 Fund	0.03%	0.02%	0.22%	0.27%	*
PIMCO REALPATH® Blend 2060 Fund	0.03%	0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2065 Fund	0.03%	0.02%	0.22%	N/A
PIMCO REALPATH® Blend 2070 Fund(1)	0.03%	0.02%	0.22%	N/A
PIMCO REALPATH® Blend Income Fund	0.01%	0.02%	0.22%	0.27%	*

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended June 30, 2025.
(1)	The Fund commenced operations on December 31, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class R shares of the Trust pursuant to

Rule 12b-1 under the Act. In connection with the distribution of Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.25% for Class R shares and in connection with personal services rendered to Class A and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives

64	PIMCO EQUITY SERIES

June 30, 2025

servicing fees from the Trust of up to 0.25% for each of Class A and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Distribution Fee		Servicing Fee

Class A	—		0.25%

Class R	0.25%	*	0.25%	*

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended June 30, 2025.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A shares. For the period ended June 30, 2025, the Distributor retained $50,871 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025 (for all Funds except PIMCO REALPATH® Blend 2070 Fund) or October 31, 2026 (for PIMCO REALPATH® Blend 2070 Fund), to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RealPath® Blend 2030 Fund	$0	$0	$27	$27

PIMCO RealPath® Blend 2035 Fund	0	0	24	24

PIMCO RealPath® Blend 2040 Fund	0	0	25	25

PIMCO RealPath® Blend 2045 Fund	0	0	24	24

PIMCO RealPath® Blend 2050 Fund	0	0	26	26

PIMCO RealPath® Blend 2055 Fund	0	0	13	13

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Notes to Financial Statements	(Cont.)

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RealPath® Blend 2060 Fund	$0	$0	$0	$0

PIMCO RealPath® Blend 2065 Fund	119	0	1	120

PIMCO RealPath® Blend 2070 Fund	0	0	141	141

PIMCO RealPath® Blend Income Fund	0	0	24	24

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds Fund, an investor will indirectly bear fees and expenses charged by Acquired Funds (and may indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO REALPATH® Blend 2030 Fund	$0	$0	$92,640	$168,031

PIMCO REALPATH® Blend 2035 Fund	0	0	106,803	167,388

PIMCO REALPATH® Blend 2040 Fund	0	0	82,629	132,556

PIMCO REALPATH® Blend 2045 Fund	0	0	82,044	101,837

PIMCO REALPATH® Blend 2050 Fund	0	0	77,794	80,814

PIMCO REALPATH® Blend 2055 Fund	0	0	66,459	65,377

PIMCO REALPATH® Blend 2060 Fund	0	0	52,925	29,899

PIMCO REALPATH® Blend 2065 Fund	0	0	24,271	6,787

PIMCO REALPATH® Blend 2070 Fund	0	0	3,534	608

PIMCO REALPATH® Blend Income Fund	0	0	69,429	179,887

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO REALPATH® Blend 2030 Fund						PIMCO REALPATH® Blend 2035 Fund

	Year Ended 06/30/2025		Year Ended 06/30/2024				Year Ended 06/30/2025		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	7,736	$102,884	12,783		$157,234		8,032	$116,520	14,257		$187,968

Administrative Class	N/A	N/A	56	(b)	694	(b)	N/A	N/A	93	(b)	1,195	(b)

Class A	74	972	70		857		86	1,247	79		1,054
Issued as reinvestment of distributions

Institutional Class	1,308	17,326	1,642		20,747		1,382	20,005	1,418		19,260

Administrative Class	N/A	N/A	11	(b)	128	(b)	N/A	N/A	11	(b)	141	(b)

Class A	17	225	23		282		19	276	18		247
Cost of shares redeemed

Institutional Class	(15,018)	(201,303)	(8,988)		(111,730)		(13,640)	(199,818)	(7,777)		(104,854)

Administrative Class	N/A	N/A	(2,192	)(b)	(25,374	)(b)	N/A	N/A	(2,662	)(b)	(32,821	)(b)

Class A	(169)	(2,251)	(129)		(1,601)		(157)	(2,249)	(104)		(1,336)

Net increase (decrease) resulting from Fund share transactions	(6,052)	$(82,147)	3,276		$41,237		(4,278)	$(64,019)	5,333		$70,854

	PIMCO REALPATH® Blend 2040 Fund						PIMCO REALPATH® Blend 2045 Fund

	Year Ended 06/30/2025		Year Ended 06/30/2024				Year Ended 06/30/2025		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	6,466	$100,046	12,170		$168,978		6,907	$110,596	10,806		$153,461

Administrative Class	N/A	N/A	146	(b)	1,907	(b)	N/A	N/A	54	(b)	738	(b)

Class A	74	1,126	80		1,091		104	1,661	95		1,322
Issued as reinvestment of distributions

Institutional Class	1,075	16,512	1,122		15,997		1,067	17,066	969		14,217

Administrative Class	N/A	N/A	6	(b)	80	(b)	N/A	N/A	7	(b)	99	(b)

Class A	18	278	17		245		14	223	10		151
Cost of shares redeemed

Institutional Class	(10,933)	(170,736)	(8,804)		(125,442)		(9,118)	(147,348)	(8,426)		(124,773)

Administrative Class	N/A	N/A	(1,673	)(b)	(21,480	)(b)	N/A	N/A	(1,941	)(b)	(25,571	)(b)

Class A	(67)	(1,030)	(97)		(1,312)		(38)	(606)	(21)		(303)

Net increase (decrease) resulting from Fund share transactions	(3,367)	$(53,804)	2,967		$40,064		(1,064)	$(18,408)	1,553		$19,341

	PIMCO REALPATH® Blend 2050 Fund						PIMCO REALPATH® Blend 2055 Fund

	Year Ended 06/30/2025		Year Ended 06/30/2024				Year Ended 06/30/2025		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	6,958	$113,813	10,312		$149,304		6,602	$110,762	10,569		$154,810

Administrative Class	N/A	N/A	39	(b)	549	(b)	N/A	N/A	75	(b)	1,069	(b)

Class A	144	2,324	308		4,435		198	3,265	228		3,403
Issued as reinvestment of distributions

Institutional Class	1,052	17,279	861		12,870		824	13,784	668		10,097

Administrative Class	N/A	N/A	4	(b)	57	(b)	N/A	N/A	4	(b)	53	(b)

Class A	24	388	13		189		16	257	8		116
Cost of shares redeemed

Institutional Class	(7,913)	(131,005)	(9,741)		(148,830)		(7,251)	(122,284)	(6,657)		(102,552)

Administrative Class	N/A	N/A	(1,337	)(b)	(17,866	)(b)	N/A	N/A	(1,157	)(b)	(15,657	)(b)

Class A	(76)	(1,232)	(38)		(563)		(77)	(1,277)	(44)		(659)

Net increase (decrease) resulting from Fund share transactions	189	$1,567	421		$145		312	$4,507	3,694		$50,680

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	67

Notes to Financial Statements	(Cont.)

	PIMCO REALPATH® Blend 2060 Fund						PIMCO REALPATH® Blend 2065 Fund

	Year Ended 06/30/2025		Year Ended 06/30/2024				Year Ended 06/30/2025		Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	6,049	$79,637	7,077		$81,707		2,128	$28,209	1,241		$14,640

Administrative Class	N/A	N/A	44	(b)	483	(b)	N/A	N/A	N/A	(b)	N/A	(b)

Class A	26	337	11		125		13	170	12		138
Issued as reinvestment of distributions

Institutional Class	353	4,644	241		2,884		92	1,243	21		248

Administrative Class	N/A	N/A	0	(b)	4	(b)	N/A	N/A	0	(b)	2	(b)

Class A	2	24	1		15		1	13	0		3
Cost of shares redeemed

Institutional Class	(4,486)	(59,644)	(2,443)		(28,900)		(913)	(12,329)	(217)		(2,659)

Administrative Class	N/A	N/A	(154	)(b)	(1,618	)(b)	N/A	N/A	(10	)(b)	(130	)(b)

Class A	(11)	(143)	(19)		(223)		(3)	(44)	(6)		(66)

Net increase (decrease) resulting from Fund share transactions	1,933	$24,855	4,758		$54,477		1,318	$17,262	1,041		$12,176

	PIMCO REALPATH® Blend 2070 Fund		PIMCO REALPATH® Blend Income Fund

	Period From 12/31/2024 to 06/30/2025(a)		Year Ended 06/30/2025				Year Ended 06/30/2024

	Shares	Amount	Shares		Amount		Shares		Amount
Receipts for shares sold

Institutional Class	319	$3,185	6,560		$75,642		8,093		$87,848

Administrative Class	N/A	N/A	N/A		N/A		42	(b)	461	(b)

Class A	11	112	68		766		34		375
Issued as reinvestment of distributions

Institutional Class	0	0	1,085		12,534		1,231		13,773

Administrative Class	N/A	N/A	N/A		N/A		17	(b)	189	(b)

Class A	0	0	46		529		68		753
Issued in reorganization

Institutional Class	N/A	N/A	34,844	^	390,604	^	N/A		N/A

Administrative Class	N/A	N/A	N/A		N/A		N/A		N/A

Class A	N/A	N/A	529	^	5,873	^	N/A		N/A
Cost of shares redeemed

Institutional Class	(18)	(181)	(16,742)		(194,978)		(8,283)		(91,574)

Administrative Class	N/A	N/A	N/A		N/A		(2,558	)(b)	(26,794	)(b)

Class A	(6)	(58)	(339)		(3,897)		(459)		(4,991)

Net increase (decrease) resulting from Fund share transactions	306	$3,058	26,051		$287,073		(1,815)		$(19,960)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 16, Reorganization, in the Notes to Financial Statements.
(a)	Inception date of the Fund was December 31, 2024.
(b)	Administrative Class Shares liquidated at the close of business on June 21, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of June 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RealPath® Blend 2030 Fund	2	0	57%	0%

PIMCO RealPath® Blend 2035 Fund	2	0	59%	0%

PIMCO RealPath® Blend 2040 Fund	3	0	68%	0%

PIMCO RealPath® Blend 2045 Fund	3	0	66%	0%

PIMCO RealPath® Blend 2050 Fund	2	0	57%	0%

PIMCO RealPath® Blend 2055 Fund	3	0	68%	0%

68	PIMCO EQUITY SERIES

June 30, 2025

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RealPath® Blend 2060 Fund	4	0	77%	0%

PIMCO RealPath® Blend 2065 Fund	3	0	75%	0%

PIMCO RealPath® Blend 2070 Fund	0	1	0%	98%

PIMCO RealPath® Blend Income Fund	2	0	58%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the PIMCO REALPATH® Blend 2070 Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. For the fiscal year ended June 30, 2025, the fund did not pay any federal, state and local income taxes, or any income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO REALPATH® Blend 2030 Fund	$5,218	$1,673	$77,060	$0	$0	$0	$0	$83,951

PIMCO REALPATH® Blend 2035 Fund	5,315	10,350	107,619	0	0	0	0	123,284

PIMCO REALPATH® Blend 2040 Fund	3,407	12,649	122,501	0	0	0	0	138,557

PIMCO REALPATH® Blend 2045 Fund	3,962	9,627	137,307	0	0	0	0	150,896

PIMCO REALPATH® Blend 2050 Fund	3,623	7,438	143,578	0	0	0	0	154,639

PIMCO REALPATH® Blend 2055 Fund	2,788	4,935	113,260	0	0	0	0	120,983

PIMCO REALPATH® Blend 2060 Fund	1,480	1,582	40,856	0	0	0	0	43,918

PIMCO REALPATH® Blend 2065 Fund	0	0	5,587	0	0	0	(60)	5,527

PIMCO REALPATH® Blend 2070 Fund	71	0	221	0	0	0	0	292

PIMCO REALPATH® Blend Income Fund	7,050	0	59,600	0	(20,160)	0	0	46,490

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through June 30, 2025 and Ordinary losses realized during the period January 1, 2025 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	69

Notes to Financial Statements	(Cont.)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO REALPATH® Blend 2030 Fund	$0	$0

PIMCO REALPATH® Blend 2035 Fund	0	0

PIMCO REALPATH® Blend 2040 Fund	0	0

PIMCO REALPATH® Blend 2045 Fund	0	0

PIMCO REALPATH® Blend 2050 Fund	0	0

PIMCO REALPATH® Blend 2055 Fund	0	0

PIMCO REALPATH® Blend 2060 Fund	0	0

PIMCO REALPATH® Blend 2065 Fund	0	0

PIMCO REALPATH® Blend 2070 Fund	0	0

PIMCO REALPATH® Blend Income Fund*	6,004	14,156

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO REALPATH® Blend 2030 Fund	$500,406	$96,421	$(19,360)	$77,061

PIMCO REALPATH® Blend 2035 Fund	533,236	121,292	(13,672)	107,620

PIMCO REALPATH® Blend 2040 Fund	457,746	132,114	(9,614)	122,500

PIMCO REALPATH® Blend 2045 Fund	436,738	143,533	(6,226)	137,307

PIMCO REALPATH® Blend 2050 Fund	391,914	148,006	(4,427)	143,579

PIMCO REALPATH® Blend 2055 Fund	346,396	115,644	(2,385)	113,259

PIMCO REALPATH® Blend 2060 Fund	167,854	41,266	(409)	40,857

PIMCO REALPATH® Blend 2065 Fund	36,035	5,618	(30)	5,588

PIMCO REALPATH® Blend 2070 Fund	2,983	223	(2)	221

PIMCO REALPATH® Blend Income Fund	608,112	80,540	(20,940)	59,600

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for Federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, and return of capital distributions from underlying funds.

For the fiscal years ended June 30, 2025 and June 30, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2025			June 30, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO REALPATH® Blend 2030 Fund	$17,908	$0	$0	$21,550	$0	$0

PIMCO REALPATH® Blend 2035 Fund	18,503	2,336	0	20,151	0	0

PIMCO REALPATH® Blend 2040 Fund	16,434	886	0	16,801	0	0

PIMCO REALPATH® Blend 2045 Fund	14,171	3,722	0	14,925	0	0

PIMCO REALPATH® Blend 2050 Fund	13,024	5,101	0	13,401	0	0

PIMCO REALPATH® Blend 2055 Fund	11,954	2,370	0	9,851	585	0

PIMCO REALPATH® Blend 2060 Fund	4,176	712	0	3,025	0	0

PIMCO REALPATH® Blend 2065 Fund	971	208	119	247	6	0

PIMCO REALPATH® Blend 2070 Fund	0	0	0	0	0	0

PIMCO REALPATH® Blend Income Fund	13,223	0	0	14,851	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

70	PIMCO EQUITY SERIES

June 30, 2025

16. REORGANIZATION

The Board approved the reorganization (the “Reorganization”) of the PIMCO REALPATH® Blend 2025 Fund (the “Acquired Fund”) into the PIMCO REALPATH® Blend Income Fund (the “Acquiring Fund”). Pursuant to the Reorganization, shares of each class of the Acquired Fund became shareholders of the corresponding class of shares of the Acquiring Fund. The Reorganization became effective upon the close of business on January 10, 2025. As a result, all shares held in the Acquired Fund were automatically exchanged for shares of the Acquiring Fund. The transaction was structured to qualify as a tax-free reorganization under Section 368(a) of the Code. Pursuant to the Agreement and Plan of Reorganization, Institutional Class and Class A of the Acquired Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Acquired Fund as of the close of business on the date of the reorganization. The investment portfolio of the Acquired Fund, with a fair value of approximately $395,854,563 and identified cost of approximately $380,416,246 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets and liabilities received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amount in thousands):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquired Fund				15,438

Institutional Class	33,063	390,607	11.81

Class A	499	5,873	11.76
Acquiring Fund				11,082

Institutional Class	25,198	282,365	11.21

Class A	1,489	16,539	11.11

Post Reorganization
Acquiring Fund				26,520

Institutional Class	60,042	672,972	11.21

Class A	2,018	22,412	11.11

PIMCO paid all fees and expenses, including legal and accounting expenses, printing and mailing expenses, or similar expenses incurred in connection with the reorganization transaction, excluding costs in connection with the purchase or sale of portfolio securities, if any. Assuming the reorganization had been completed on July 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2025, are as follows (amounts in thousands):

Net investment income (loss)	26,938

Net realized and unrealized gains (losses)	54,286

Net increase in net assets resulting from operations	81,224

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenues and earnings of the Acquired Fund that have been included in the Statements of Operations since January 10, 2025.

17. SUBSEQUENT EVENTS

Effective July 1, 2025, the advisory fee for each class of shares of the PIMCO REALPATH® Blend 2035 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.01%.

Effective July 1, 2025, the advisory fee for each class of shares of the PIMCO REALPATH® Blend 2040 Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.01%.

On August 22, 2025, a supplement was filed to provide notification of the termination of the Class R Shares of PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund and PIMCO REALPATH® Blend 2055 Fund. The termination of the Class R Shares is expected to occur on or about September 1, 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series and Shareholders of PIMCO REALPATH Blend 2030 Fund, PIMCO REALPATH Blend 2035 Fund, PIMCO REALPATH Blend 2040 Fund, PIMCO REALPATH Blend 2045 Fund, PIMCO REALPATH Blend 2050 Fund, PIMCO REALPATH Blend 2055 Fund, PIMCO REALPATH Blend 2060 Fund, PIMCO REALPATH Blend 2065 Fund, PIMCO REALPATH Blend 2070 Fund and PIMCO REALPATH Blend Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting PIMCO Equity Series, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO REALPATH Blend 2030 Fund(1)

PIMCO REALPATH Blend 2035 Fund(1)

PIMCO REALPATH Blend 2040 Fund(1)

PIMCO REALPATH Blend 2045 Fund(1)

PIMCO REALPATH Blend 2050 Fund(1)

PIMCO REALPATH Blend 2055 Fund(1)

PIMCO REALPATH Blend 2060 Fund(1)

PIMCO REALPATH Blend 2065 Fund(1)

PIMCO REALPATH Blend 2070 Fund(2)

PIMCO REALPATH Blend Income Fund(1)

(1)	Statement of operations for the year ended June 30, 2025 and statement of changes in net assets for the years ended June 30, 2025 and 2024
(2)	Statement of operations and statement of changes in net assets for the period December 31, 2024 (inception date) through June 30, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2025

We have served as the auditor of one or more investment companies in PIMCO Equity Series since 2010.

72	PIMCO EQUITY SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

GST	Goldman Sachs International	JPM	JP Morgan Chase Bank N.A.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BERYTR	Bloomberg Enhanced Roll Yield Total Return Index	FNRETR	FTSE Nareit Equity REITs Total Return Index	S&P 500	Standard & Poor’s 500 Index

FEDL01	Federal funds effective rate

Other Abbreviations:

TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	73

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO REALPATH® Blend 2030 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0519	$0.0000	$0.0000	$0.0519

June 2025	$0.0465	$0.0000	$0.0000	$0.0465

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0396	$0.0000	$0.0000	$0.0396

June 2025	$0.0315	$0.0000	$0.0000	$0.0315

PIMCO REALPATH® Blend 2035 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0353	$0.0000	$0.0000	$0.0353

June 2025	$0.0465	$0.0000	$0.0000	$0.0465

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0216	$0.0000	$0.0000	$0.0216

June 2025	$0.0304	$0.0000	$0.0000	$0.0304

PIMCO REALPATH® Blend 2040 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0423	$0.0000	$0.0000	$0.0423

June 2025	$0.0418	$0.0000	$0.0000	$0.0418

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0280	$0.0000	$0.0000	$0.0280

June 2025	$0.0248	$0.0000	$0.0000	$0.0248

PIMCO REALPATH® Blend 2045 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0224	$0.0000	$0.0000	$0.0224

June 2025	$0.0294	$0.0000	$0.0000	$0.0294

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0076	$0.0000	$0.0000	$0.0076

June 2025	$0.0119	$0.0000	$0.0000	$0.0119

74	PIMCO EQUITY SERIES

(Unaudited)

PIMCO REALPATH® Blend 2050 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0232	$0.0000	$0.0000	$0.0232

June 2025	$0.0243	$0.0000	$0.0000	$0.0243

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0081	$0.0000	$0.0000	$0.0081

June 2025	$0.0062	$0.0000	$0.0000	$0.0062

PIMCO REALPATH® Blend 2055 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0231	$0.0000	$0.0000	$0.0231

June 2025	$0.0196	$0.0000	$0.0000	$0.0196

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0079	$0.0000	$0.0000	$0.0079

June 2025	$0.0014	$0.0000	$0.0000	$0.0014

PIMCO REALPATH® Blend 2060 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0223	$0.0000	$0.0000	$0.0223

June 2025	$0.0201	$0.0000	$0.0000	$0.0201

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0102	$0.0000	$0.0000	$0.0102

June 2025	$0.0061	$0.0000	$0.0000	$0.0061

PIMCO REALPATH® Blend 2065 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0226	$0.0000	$0.0000	$0.0226

June 2025	$0.0769	$0.0000	$0.1161	$0.1930

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0108	$0.0000	$0.0000	$0.0108

June 2025	$0.0714	$0.0000	$0.1078	$0.1792

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	75

Distribution Information	(Cont.)	(Unaudited)

PIMCO REALPATH® Blend 2070 Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0000	$0.0000	$0.0000	$0.0000

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0000	$0.0000	$0.0000	$0.0000

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO REALPATH® Blend Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0503	$0.0000	$0.0000	$0.0503

June 2025	$0.0520	$0.0000	$0.0000	$0.0520

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.0400	$0.0000	$0.0000	$0.0400

June 2025	$0.0392	$0.0000	$0.0000	$0.0392

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

76	PIMCO EQUITY SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO REALPATH® Blend 2030 Fund	0.00%	14.46%	$154	$0

PIMCO REALPATH® Blend 2035 Fund	0.00%	18.19%	187	0

PIMCO REALPATH® Blend 2040 Fund	0.00%	21.30%	217	229

PIMCO REALPATH® Blend 2045 Fund	0.00%	26.24%	185	211

PIMCO REALPATH® Blend 2050 Fund	0.00%	27.83%	167	704

PIMCO REALPATH® Blend 2055 Fund	0.00%	26.96%	207	1,112

PIMCO REALPATH® Blend 2060 Fund	0.00%	30.83%	57	0

PIMCO REALPATH® Blend 2065 Fund	0.00%	16.48%	17	170

PIMCO REALPATH® Blend 2070 Fund	0.00%	0.00%	0	0

PIMCO REALPATH® Blend Income Fund	0.00%	6.95%	125	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	77

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

78	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	318,532,120.05	7,468,814.30

Kimberley G. Stafford†	318,656,349.02	7,344,585.33

Michael J. Berchtold	318,646,270.46	7,354,663.89

Jennifer Holden Dunbar	318,371,137.81	7,629,796.54

Kym M. Hubbard	318,394,314.09	7,606,620.26

Gary F. Kennedy	309,620,914.42	16,380,019.92

Anne K. Kratky	318,578,763.98	7,422,170.36

Steven Lipiner	318,529,349.02	7,471,585.33

Peter B. McCarthy	318,223,376.49	7,777,557.86

Ronald C. Parker	318,587,534.91	7,413,399.44

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	79

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

80	PIMCO EQUITY SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PESRPBFSTMAR_063025

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2025

Equity Exchange-Traded Funds

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF | MFEM | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor International Equity ETF | MFDX | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF | MFUS | NYSE Arca

PIMCO RAFI ESG U.S. ETF | RAFE | NYSE Arca

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus. The Shareholder Reports for the other series of the PIMCO Equity Series are printed separately.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (each, a “Fund” and collectively, the “Funds”). Each Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. A Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell

2	PIMCO EQUITY SERIES

portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	08/31/17	Diversified
PIMCO RAFI ESG U.S. ETF	12/18/19	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Manager, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Funds’ Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	3

Important Information About the Funds	(Cont.)

with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Funds’ then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca, each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY SERIES

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

06/30/2025	$20.51	$0.70	$1.16	$1.86	$(1.13)	$0.00	$(1.13)

06/30/2024	18.46	0.63	2.22	2.85	(0.80)	0.00	(0.80)

06/30/2023	18.33	0.75	0.61	1.36	(0.64)	(0.59)	(1.23)

06/30/2022	31.06	1.21	(6.94)	(5.73)	(2.46)	(4.54)	(7.00)

06/30/2021	20.84	0.50	10.14	10.64	(0.42)	0.00	(0.42)

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

06/30/2025	$30.18	$0.95	$5.74	$6.69	$(1.02)	$0.00	$(1.02)

06/30/2024	28.08	0.87	2.09	2.96	(0.86)	0.00	(0.86)

06/30/2023	25.16	0.95	2.78	3.73	(0.81)	0.00	(0.81)

06/30/2022	29.66	0.95	(4.57)	(3.62)	(0.88)	0.00	(0.88)

06/30/2021	22.86	0.69	6.53	7.22	(0.42)	0.00	(0.42)

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

06/30/2025	$47.42	$0.83	$5.95	$6.78	$(0.79)	$0.00	$(0.79)

06/30/2024	39.42	0.70	8.07	8.77	(0.77)	0.00	(0.77)

06/30/2023	36.24	0.87	3.13	4.00	(0.82)	0.00	(0.82)

06/30/2022	39.00	0.75	(2.90)	(2.15)	(0.61)	0.00	(0.61)

06/30/2021	27.74	0.52	11.28	11.80	(0.54)	0.00	(0.54)

PIMCO RAFI ESG U.S. ETF

06/30/2025	$35.22	$0.72	$2.87	$3.59	$(0.66)	$0.00	$(0.66)

06/30/2024	30.38	0.64	4.81	5.45	(0.61)	0.00	(0.61)

06/30/2023	27.58	0.64	2.79	3.43	(0.63)	0.00	(0.63)

06/30/2022	30.72	0.60	(3.22)	(2.62)	(0.52)	0.00	(0.52)

06/30/2021	21.40	0.51	9.32	9.83	(0.51)	0.00	(0.51)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$21.24	9.47%	$108,739	0.49%	0.50%	0.49%	0.50%	3.56%	40%

20.51	15.97	105,002	0.50	0.51	0.49	0.50	3.35	39

18.46	7.99	90,844	0.50	0.51	0.49	0.50	4.15	74

18.33	(23.00)	75,517	0.49	0.50	0.49	0.50	4.50	54

31.06	51.62	494,452	0.50	0.51	0.50	0.51	1.91	58

$35.85	22.80%	$358,495	0.39%	0.40%	0.39%	0.40%	2.99%	37%

30.18	10.81	253,544	0.39	0.40	0.39	0.40	3.02	29

28.08	15.22	146,028	0.39	0.40	0.39	0.40	3.60	27

25.16	(12.60)	85,539	0.39	0.40	0.39	0.40	3.30	39

29.66	31.87	88,978	0.40	0.40	0.40	0.40	2.54	48

$53.41	14.45%	$182,658	0.29%	0.30%	0.29%	0.30%	1.65%	40%

47.42	22.57	147,940	0.29	0.30	0.29	0.30	1.67	41

39.42	11.20	126,948	0.29	0.30	0.29	0.30	2.27	45

36.24	(5.66)	94,954	0.29	0.30	0.29	0.30	1.88	43

39.00	43.02	82,677	0.29	0.30	0.29	0.30	1.53	63

$38.15	10.32%	$91,550	0.29%	0.30%	0.29%	0.30%	1.98%	22%

35.22	18.17	52,835	0.29	0.30	0.29	0.30	1.99	18

30.38	12.69	33,419	0.29	0.30	0.29	0.30	2.25	17

27.58	(8.73)	28,615	0.29	0.30	0.29	0.30	1.94	26

30.72	46.63	20,584	0.30	0.31	0.30	0.31	1.91	32

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	7

Statements of Assets and Liabilities	June 30, 2025

(Amounts in thousands†, except per share amounts)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Assets:

Investments, at value
Investments in securities^	$108,386	$355,550	$182,552	$91,220
Investments in Affiliates	9	0	0	0
Cash	0	1,340	0	283
Foreign currency, at value	420	338	0	0
Receivable for investments sold	0	119	0	0
Interest and/or dividends receivable	638	1,255	146	66
Reimbursement receivable from PIMCO	1	2	1	1
Total Assets	109,454	358,604	182,699	91,570

Liabilities:

Payable upon return of securities loaned	$9	$0	$0	$0
Deposits from counterparty	273	0	0	0
Accrued management fees	41	109	41	20
Accrued taxes payable	391	0	0	0
Other liabilities	1	0	0	0
Total Liabilities	715	109	41	20

Commitments and Contingent Liabilities^^

Net Assets	$108,739	$358,495	$182,658	$91,550

Net Assets Consist of:

Paid in capital	$99,025	$299,158	$182,632	$84,628
Distributable earnings (accumulated loss)	9,714	59,337	26	6,922

Net Assets	$108,739	$358,495	$182,658	$91,550

Shares Issued and Outstanding	5,120	10,000	3,420	2,400

Net Asset Value Per Share Outstanding(a):	$21.24	$35.85	$53.41	$38.15

Cost of investments in securities	$92,706	$284,644	$155,869	$79,926
Cost of investments in Affiliates	$9	$0	$0	$0
Cost of foreign currency held	$413	$336	$0	$0

^ Includes securities on loan of:	$8	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PIMCO EQUITY SERIES	See Accompanying Notes

Statements of Operations

Year Ended June 30, 2025
(Amounts in thousands†)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Investment Income:

Interest	$12	$64	$19	$11
Dividends, net of foreign taxes*	4,089	9,807	3,270	1,629
Total Income	4,101	9,871	3,289	1,640

Expenses:

Management fees	496	1,136	490	209
Trustee fees	5	15	9	4
Miscellaneous expense	5	14	8	3
Total Expenses	506	1,165	507	216
Waiver and/or Reimbursement by PIMCO	(6)	(15)	(9)	(4)
Net Expenses	500	1,150	498	212

Net Investment Income (Loss)	3,601	8,721	2,791	1,428

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	2,240	1,719	(3,770)	(1,844)
In-kind redemptions	0	9,255	22,785	2,077
Exchange-traded or centrally cleared financial derivative instruments	18	0	0	0
Over the counter financial derivative instruments	(4)	1	0	0
Foreign currency	(89)	51	0	0

Net Realized Gain (Loss)	2,165	11,026	19,015	233

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	3,693	43,123	1,001	5,276
Foreign currency assets and liabilities	64	64	0	0

Net Change in Unrealized Appreciation (Depreciation)	3,757	43,187	1,001	5,276

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,523	$62,934	$22,807	$6,937

* Foreign tax withholdings - Dividends	$576	$1,139	$0	$0
** Foreign capital gains tax	$279	$0	$0	$0
*** Foreign capital gains tax	$214	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	9

Statements of Changes in Net Assets

	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF		PIMCO RAFI Dynamic Multi-Factor International Equity ETF		PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF		PIMCO RAFI ESG U.S. ETF

(Amounts in thousands†)	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,601	$3,115	$8,721	$6,099	$2,791	$2,229	$1,428	$865
Net realized gain (loss)	2,165	139	11,026	1,481	19,015	16,011	233	1,963
Net change in unrealized appreciation (depreciation)	3,757	10,724	43,187	15,364	1,001	8,963	5,276	5,025

Net Increase (Decrease) in Net Assets Resulting from Operations	9,523	13,978	62,934	22,944	22,807	27,203	6,937	7,853

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(5,786)	(3,936)	(9,102)	(5,382)	(2,618)	(2,443)	(1,250)	(807)

Total Distributions(a)	(5,786)	(3,936)	(9,102)	(5,382)	(2,618)	(2,443)	(1,250)	(807)

Fund Share Transactions:

Receipts for shares sold	0	4,126	76,002	95,969	70,191	40,269	38,529	17,598
Cost of shares redeemed	0	(10)	(24,883)	(6,015)	(55,662)	(44,037)	(5,501)	(5,228)
Net increase (decrease) resulting from Fund share transactions	0	4,116	51,119	89,954	14,529	(3,768)	33,028	12,370

Total Increase (Decrease) in Net Assets	3,737	14,158	104,951	107,516	34,718	20,992	38,715	19,416

Net Assets:

Beginning of year	105,002	90,844	253,544	146,028	147,940	126,948	52,835	33,419
End of year	$108,739	$105,002	$358,495	$253,544	$182,658	$147,940	$91,550	$52,835

Shares of Beneficial Interest:

Shares sold	0	200	2,400	3,400	1,400	900	1,050	550
Shares redeemed	0	0	(800)	(200)	(1,100)	(1,000)	(150)	(150)
Net increase (decrease) in shares outstanding	0	200	1,600	3,200	300	(100)	900	400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

COMMON STOCKS 96.8%

BRAZIL 4.1%

COMMUNICATION SERVICES 0.4%

Telefonica Brasil SA	46,520	$265

TIM SA	27,700	112

		377

CONSUMER DISCRETIONARY 0.2%

Vibra Energia SA	48,232	192

CONSUMER STAPLES 0.9%

Ambev SA	49,200	120

JBS NV (a)	43,711	629

Marfrig Global Foods SA	47,600	201

Raia Drogasil SA	10,359	29

		979

ENERGY 0.1%

Ultrapar Participacoes SA	27,388	89

FINANCIALS 0.5%

B3 SA - Brasil Bolsa Balcao	113,702	305

Banco BTG Pactual SA	9,700	75

Banco Santander Brasil SA	12,400	68

BB Seguridade Participacoes SA	11,697	77

Porto Seguro SA	4,200	43

		568

HEALTH CARE 0.0%

Rede D’Or Sao Luiz SA	6,000	39

INDUSTRIALS 0.2%

WEG SA	33,681	265

MATERIALS 1.4%

Cia Siderurgica Nacional SA	26,577	36

Klabin SA	41,129	140

Suzano SA	41,392	390

Vale SA	98,700	957

		1,523

UTILITIES 0.4%

Centrais Eletricas Brasileiras SA	12,000	89

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,700	125

CPFL Energia SA	3,700	28

Energisa SA	9,600	85

Engie Brasil Energia SA	6,035	51

Equatorial Energia SA	10,900	72

		450

Total Brazil		4,482

CAYMAN ISLANDS 0.1%

REAL ESTATE 0.1%

Sunac China Holdings Ltd. (a)	536,000	98

Total Cayman Islands		98

	SHARES	MARKET VALUE (000S)
CHILE 0.9%

CONSUMER DISCRETIONARY 0.1%

Empresas Copec SA	6,275	$43

Falabella SA	18,269	97

		140

CONSUMER STAPLES 0.2%

Cencosud SA	46,475	158

Cia Cervecerias Unidas SA	10,550	68

		226

FINANCIALS 0.4%

Banco de Chile	1,483,268	224

Banco de Credito e Inversiones SA	1,126	48

Banco Itau Chile SA	900	13

Banco Santander Chile	2,680,753	168

		453

MATERIALS 0.0%

Empresas CMPC SA	18,166	28

UTILITIES 0.2%

Colbun SA	399,094	64

Enel Americas SA	357,295	35

Enel Chile SA	699,367	52

		151

Total Chile		998

CHINA 28.1%

COMMUNICATION SERVICES 1.8%

China United Network Communications Ltd. ‘A’	427,100	319

Focus Media Information Technology Co. Ltd. ‘A’	44,100	45

NetEase, Inc.	26,715	720

Tencent Holdings Ltd.	9,500	612

Tencent Music Entertainment Group ‘A’	27,188	264

		1,960

CONSUMER DISCRETIONARY 2.7%

Alibaba Group Holding Ltd.	27,300	386

ANTA Sports Products Ltd.	11,800	143

BAIC Motor Corp. Ltd. ‘H’	123,000	30

BYD Co. Ltd. ‘H’	24,500	381

China Yongda Automobiles Services Holdings Ltd.	104,000	30

Dongfeng Motor Group Co. Ltd. ‘H’	428,000	188

Gree Electric Appliances, Inc. of Zhuhai (a)	13,300	83

Huayu Automotive Systems Co. Ltd. ‘A’	28,700	71

Li Auto, Inc. ‘A’ (a)	16,300	223

SAIC Motor Corp. Ltd. ‘A’	98,700	221

Shanghai Yuyuan Tourist Mart Group Co. Ltd. ‘A’	32,400	25

Sichuan Changhong Electric Co. Ltd. ‘A’ (a)	33,900	46

Tianneng Power International Ltd.	12,000	10

Topsports International Holdings Ltd.	77,000	30

Vipshop Holdings Ltd.	24,089	363

Wuchan Zhongda Group Co. Ltd. ‘A’	142,500	105

	SHARES	MARKET VALUE (000S)

Yum China Holdings, Inc.	11,524	$515

Zhongsheng Group Holdings Ltd.	16,000	25

		2,875

CONSUMER STAPLES 1.2%

China Feihe Ltd.	182,000	133

China Mengniu Dairy Co. Ltd.	40,000	83

Foshan Haitian Flavouring & Food Co. Ltd. ‘A’	3,200	17

Guangdong Haid Group Co. Ltd. ‘A’	3,100	25

Henan Shuanghui Investment & Development Co. Ltd. ‘A’	20,000	68

Hengan International Group Co. Ltd.	27,000	78

JD Health International, Inc. (a)	18,900	104

Kweichow Moutai Co. Ltd. ‘A’	700	138

Luzhou Laojiao Co. Ltd. ‘A’	1,600	25

Muyuan Foods Co. Ltd. ‘A’	11,800	69

New Hope Liuhe Co. Ltd. ‘A’ (a)	26,500	35

Nongfu Spring Co. Ltd. ‘H’	18,200	93

Tingyi Cayman Islands Holding Corp.	132,000	194

Uni-President China Holdings Ltd.	63,000	76

Wens Foodstuffs Group Co. Ltd. ‘A’	46,500	111

Wuliangye Yibin Co. Ltd. ‘A’	3,800	63

Yonghui Superstores Co. Ltd. ‘A’ (a)	40,000	28

		1,340

ENERGY 1.5%

China Petroleum & Chemical Corp. ‘H’	888,000	466

China Shenhua Energy Co. Ltd. ‘H’	124,000	482

Guanghui Energy Co. Ltd. ‘A’ (a)	21,800	18

PetroChina Co. Ltd. ‘H’	356,000	307

Shaanxi Coal Industry Co. Ltd. ‘A’	49,800	134

Shanxi Coking Coal Energy Group Co. Ltd. ‘A’	25,900	23

Shanxi Lu’an Environmental Energy Development Co. Ltd. ‘A’	6,600	9

Yankuang Energy Group Co. Ltd. ‘H’	208,700	208

		1,647

FINANCIALS 10.4%

Agricultural Bank of China Ltd. ‘H’	1,378,000	985

Bank of Beijing Co. Ltd. ‘A’	218,500	208

Bank of Changsha Co. Ltd. ‘A’	44,800	62

Bank of Chengdu Co. Ltd. ‘A’ (a)	23,000	64

Bank of China Ltd. ‘H’	1,541,000	897

Bank of Chongqing Co. Ltd. ‘H’	36,500	38

Bank of Communications Co. Ltd. ‘H’	470,000	438

Bank of Guiyang Co. Ltd. ‘A’	85,600	74

Bank of Hangzhou Co. Ltd. ‘A’	14,600	34

Bank of Jiangsu Co. Ltd. ‘A’	199,000	332

Bank of Nanjing Co. Ltd. ‘A’	71,200	115

Bank of Shanghai Co. Ltd. ‘A’	131,700	195

China Cinda Asset Management Co. Ltd. ‘H’	1,252,000	215

China CITIC Bank Corp. Ltd. ‘H’	498,000	475

China Construction Bank Corp. ‘H’	1,037,000	1,049

China Everbright Bank Co. Ltd. ‘H’	592,000	296

China Galaxy Securities Co. Ltd. ‘H’	57,000	64

China International Capital Corp. Ltd. ‘H’	23,200	53

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	11

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

China Life Insurance Co. Ltd. ‘H’	147,000	$355

China Merchants Bank Co. Ltd. ‘H’	77,000	540

China Merchants Securities Co. Ltd. ‘H’	20,200	37

China Minsheng Banking Corp. Ltd. ‘H’	883,000	501

China Zheshang Bank Co. Ltd. ‘H’	641,000	241

Chongqing Rural Commercial Bank Co. Ltd. ‘H’	387,000	327

CITIC Securities Co. Ltd. ‘H’	56,500	171

CNPC Capital Co. Ltd. ‘A’	37,300	38

CSC Financial Co. Ltd. ‘H’	15,500	21

East Money Information Co. Ltd.	32,300	104

GF Securities Co. Ltd. ‘H’	13,000	22

Guosen Securities Co. Ltd. ‘A’	39,200	63

Guotai Junan Securities Co. Ltd. ‘H’	33,360	54

Huatai Securities Co. Ltd. ‘H’	35,200	72

Huaxia Bank Co. Ltd. ‘A’	114,800	127

Industrial & Commercial Bank of China Ltd. ‘H’	1,239,000	984

Industrial Bank Co. Ltd. ‘A’	95,200	310

Lufax Holding Ltd. ADR	31,436	88

New China Life Insurance Co. Ltd. ‘H’	16,600	91

Orient Securities Co. Ltd.’H’	14,800	10

People’s Insurance Co. Group of China Ltd. ‘H’	141,000	108

PICC Property & Casualty Co. Ltd. ‘H’	72,000	140

Ping An Insurance Group Co. of China Ltd. ‘H’	163,500	1,044

Shanghai Pudong Development Bank Co. Ltd. ‘A’	96,400	187

Shanghai Rural Commercial Bank Co. Ltd. ‘A’	26,000	35

		11,264

HEALTH CARE 0.8%

China Resources Pharmaceutical Group Ltd.	126,500	83

CSPC Pharmaceutical Group Ltd.	339,680	334

Jiangsu Hengrui Pharmaceuticals Co. Ltd. ‘A’	9,500	69

Jointown Pharmaceutical Group Co. Ltd. ‘A’	41,943	30

Shanghai Pharmaceuticals Holding Co. Ltd. ‘H’	7,000	10

Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ‘A’	1,800	56

Sinopharm Group Co. Ltd. ‘H’	80,400	189

WuXi AppTec Co. Ltd. ‘H’	9,100	92

Yunnan Baiyao Group Co. Ltd. ‘A’	6,500	51

		914

INDUSTRIALS 3.4%

AECC Aviation Power Co. Ltd. ‘A’	9,600	52

Air China Ltd. (a)	14,000	11

Bohai Leasing Co. Ltd. ‘A’ (a)	88,400	41

China Communications Services Corp. Ltd. ‘H’	112,000	61

China CSSC Holdings Ltd. ‘A’	17,500	80

China Energy Engineering Corp. Ltd. ‘H’	136,000	18

China International Marine Containers Group Co. Ltd. ‘H’	153,600	122

China Lesso Group Holdings Ltd. ‘L’	39,000	21

	SHARES	MARKET VALUE (000S)

China Merchants Expressway Network & Technology Holdings Co. Ltd. ‘A’ (a)	6,400	$11

China Railway Group Ltd. ‘H’	456,000	219

China State Construction Engineering Corp. Ltd. ‘A’	419,700	338

CITIC Ltd.	229,000	315

Contemporary Amperex Technology Co. Ltd. ‘A’	6,000	212

COSCO SHIPPING Holdings Co. Ltd. ‘H’	284,000	494

Daqin Railway Co. Ltd. ‘A’	214,900	198

Fosun International Ltd.	47,000	28

JD Logistics, Inc. (a)	11,600	20

Jiangsu Expressway Co. Ltd. ‘H’	90,000	127

Jiangsu Zhongtian Technology Co. Ltd. ‘A’	21,900	44

Metallurgical Corp. of China Ltd. ‘H’	478,000	99

NARI Technology Co. Ltd. ‘A’	15,600	49

Power Construction Corp. of China Ltd. ‘A’	215,900	147

Qingdao Port International Co. Ltd.	43,000	36

Sany Heavy Industry Co. Ltd. ‘A’	45,000	113

SF Holding Co. Ltd. (a)	2,700	18

Shanghai Construction Group Co. Ltd. ‘A’ (a)	183,300	61

Shanghai Electric Group Co. Ltd. ‘H’ (a)	28,000	10

Shanghai International Port Group Co. Ltd. ‘A’	24,100	19

Shanghai Tunnel Engineering Co. Ltd. ‘A’	86,900	74

Sichuan Road & Bridge Group Co. Ltd. ‘A’	14,780	20

Sinopec Engineering Group Co. Ltd. ‘H’	69,000	53

Sinotrans Ltd. ‘H’	123,000	62

Sinotruk Hong Kong Ltd.	45,000	131

TBEA Co. Ltd. ‘A’	25,890	43

Xiamen C & D, Inc. ‘A’	66,400	96

Xiamen ITG Group Corp. Ltd. ‘A’	67,400	57

Yutong Bus Co Ltd. ‘A’	7,700	27

Zhejiang Chint Electrics Co. Ltd. ‘A’	15,900	50

Zhejiang Expressway Co. Ltd. ‘H’	148,000	136

		3,713

INFORMATION TECHNOLOGY 1.5%

360 Security Technology, Inc. ‘A’	33,200	47

Avary Holding Shenzhen Co. Ltd. ‘A’	24,900	111

China Railway Signal & Communication Corp. Ltd. ‘H’	235,000	97

Foxconn Industrial Internet Co. Ltd. ‘A’	32,500	97

IEIT Systems Co. Ltd.	2,900	21

JCET Group Co. Ltd. ‘A’	4,600	22

Lenovo Group Ltd.	364,000	440

Lens Technology Co. Ltd. ‘A’	5,700	18

Sunny Optical Technology Group Co. Ltd.	31,400	279

Tianma Microelectronics Co. Ltd. ‘A’ (a)	35,300	42

Xiaomi Corp. ‘B’ (a)	58,600	451

ZTE Corp. ‘H’	14,200	44

		1,669

MATERIALS 2.3%

Aluminum Corp. of China Ltd. ‘H’	440,000	297

Angang Steel Co. Ltd. ‘H’	148,000	31

	SHARES	MARKET VALUE (000S)

Anhui Conch Cement Co. Ltd. ‘H’	108,000	$275

Baoshan Iron & Steel Co. Ltd. ‘A’	172,500	159

BBMG Corp. ‘H’	176,000	17

China Hongqiao Group Ltd.	342,500	789

China National Building Material Co. Ltd. ‘H’	362,000	173

Hengli Petrochemical Co. Ltd. ‘A’	18,000	36

Huaxin Cement Co. Ltd. ‘H’	21,400	24

Hunan Valin Steel Co. Ltd. ‘A’	75,400	46

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. ‘A’	44,000	34

Jiangxi Copper Co. Ltd. ‘H’	136,000	265

Luxi Chemical Group Co. Ltd. ‘A’	16,900	24

Maanshan Iron & Steel Co. Ltd. ‘H’	84,000	21

Nanjing Iron & Steel Co. Ltd. ‘A’	72,300	42

Ningxia Baofeng Energy Group Co. Ltd. ‘A’	21,600	49

Shandong Gold Mining Co. Ltd. ‘H’	7,000	25

Sinopec Shanghai Petrochemical Co. Ltd. ‘H’	188,000	30

Tongling Nonferrous Metals Group Co. Ltd. ‘A’	99,700	47

Zhejiang NHU Co. Ltd. ‘A’	8,300	25

Zhongjin Gold Corp. Ltd. ‘A’	18,700	38

		2,447

REAL ESTATE 1.0%

China Merchants Shekou Industrial Zone Holdings Co. Ltd. ‘A’	31,300	38

China Vanke Co. Ltd. ‘H’	829,800	518

Country Garden Services Holdings Co. Ltd.	13,000	11

Gemdale Corp. ‘A’	31,000	16

Greentown China Holdings Ltd.	89,500	108

Guangzhou R&F Properties Co. Ltd. ‘H’ (a)	271,600	33

Longfor Group Holdings Ltd.	150,000	178

Seazen Group Ltd. (a)	338,000	100

Seazen Holdings Co. Ltd. ‘A’ (a)	30,100	58

Shenzhen Overseas Chinese Town Co. Ltd. ‘A’ (a)	41,500	13

Youngor Group Co. Ltd. ‘A’	43,200	44

		1,117

UTILITIES 1.5%

CGN Power Co. Ltd. ‘H’	1,262,000	430

China National Nuclear Power Co. Ltd. ‘A’	167,300	218

China Yangtze Power Co. Ltd. ‘A’	81,300	342

ENN Energy Holdings Ltd.	37,800	304

GD Power Development Co. Ltd. ‘A’	271,400	183

Huadian Power International Corp. Ltd. ‘H’	72,000	38

Huaneng Lancang River Hydropower, Inc. ‘A’	38,000	51

SDIC Power Holdings Co. Ltd. ‘A’	12,600	26

Shenergy Co. Ltd. ‘A’ (a)	10,300	12

Zhejiang Zheneng Electric Power Co. Ltd. ‘A’ (a)	24,400	18

		1,622

Total China		30,568

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
GREECE 0.6%

COMMUNICATION SERVICES 0.1%

Hellenic Telecommunications Organization SA	6,094	$116

CONSUMER DISCRETIONARY 0.1%

Jumbo SA	1,965	68

OPAP SA	3,593	81

		149

ENERGY 0.0%

Motor Oil Hellas Corinth Refineries SA	737	21

FINANCIALS 0.3%

Alpha Bank SA	16,028	56

Eurobank Ergasias Services & Holdings SA ‘A’	36,904	127

National Bank of Greece SA	11,298	144

Piraeus Financial Holdings SA	3,273	23

		350

INDUSTRIALS 0.1%

Star Bulk Carriers Corp.	2,649	46

Total Greece		682

HONG KONG 2.4%

CONSUMER DISCRETIONARY 0.2%

Geely Automobile Holdings Ltd.	91,000	186

FINANCIALS 0.8%

BOC Hong Kong Holdings Ltd.	153,000	666

China Taiping Insurance Holdings Co. Ltd.	100,200	196

Far East Horizon Ltd.	68,000	59

		921

INDUSTRIALS 0.4%

China Everbright Environment Group Ltd.	222,000	108

Orient Overseas International Ltd.	12,500	213

Shanghai Industrial Holdings Ltd.	23,000	40

Shenzhen International Holdings Ltd.	60,000	59

		420

MATERIALS 0.0%

China Resources Building Materials Technology Holdings Ltd.	62,000	13

REAL ESTATE 0.5%

China Jinmao Holdings Group Ltd.	748,000	114

China Overseas Land & Investment Ltd.	265,000	462

		576

UTILITIES 0.5%

Beijing Enterprises Holdings Ltd.	28,000	115

Beijing Enterprises Water Group Ltd.	38,000	12

China Resources Gas Group Ltd.	44,300	113

Guangdong Investment Ltd.	168,000	141

	SHARES	MARKET VALUE (000S)

Kunlun Energy Co. Ltd.	176,000	$171

		552

Total Hong Kong		2,668

INDIA 12.4%

COMMUNICATION SERVICES 1.1%

Bharti Airtel Ltd.	40,194	942

Indus Towers Ltd. (a)	35,169	173

Info Edge India Ltd.	2,700	47

		1,162

CONSUMER DISCRETIONARY 0.6%

Bajaj Auto Ltd.	1,898	185

Eicher Motors Ltd. (a)	1,287	85

Eternal Ltd. (a)	63,133	195

Hero MotoCorp Ltd.	3,267	161

Rajesh Exports Ltd.	14,587	34

		660

CONSUMER STAPLES 1.2%

Britannia Industries Ltd.	705	48

Colgate-Palmolive India Ltd.	2,589	73

Dabur India Ltd.	3,957	22

Godrej Consumer Products Ltd.	3,357	46

Hindustan Unilever Ltd.	8,694	233

ITC Ltd.	146,565	712

Marico Ltd.	6,096	51

Nestle India Ltd.	1,019	29

Patanjali Foods Ltd. (a)	504	10

United Spirits Ltd.	1,874	31

		1,255

ENERGY 1.1%

Bharat Petroleum Corp. Ltd.	108,702	421

Coal India Ltd.	36,252	166

Hindustan Petroleum Corp. Ltd.	29,017	148

Indian Oil Corp. Ltd.	98,603	169

Oil & Natural Gas Corp. Ltd.	53,750	153

Oil India Ltd.	14,020	71

Petronet LNG Ltd.	34,590	122

		1,250

FINANCIALS 2.2%

Bajaj Finance Ltd.	26,080	285

Bajaj Finserv Ltd.	2,403	58

Bajaj Holdings & Investment Ltd.	200	34

Cholamandalam Financial Holdings Ltd.	2,096	53

Cholamandalam Investment & Finance Co. Ltd.	2,926	56

Federal Bank Ltd. (a)	23,176	58

HDFC Asset Management Co. Ltd.	585	35

HDFC Bank Ltd.	40,449	944

HDFC Life Insurance Co. Ltd.	3,008	29

ICICI Lombard General Insurance Co. Ltd.	2,461	59

Indian Railway Finance Corp. Ltd.	31,978	53

Kotak Mahindra Bank Ltd. (a)	9,922	250

Muthoot Finance Ltd.	1,670	51

Power Finance Corp. Ltd.	30,141	150

Sammaan Capital Ltd.	65,660	109

SBI Cards & Payment Services Ltd.	1,076	12

	SHARES	MARKET VALUE (000S)

Shriram Finance Ltd.	19,582	$161

Sundaram Finance Ltd.	704	42

		2,439

HEALTH CARE 1.1%

Alkem Laboratories Ltd.	403	23

Apollo Hospitals Enterprise Ltd.	388	33

Cipla Ltd.	7,765	136

Divi’s Laboratories Ltd.	2,333	185

Dr. Reddy’s Laboratories Ltd.	6,148	92

Glenmark Pharmaceuticals Ltd.	2,281	47

Ipca Laboratories Ltd.	1,204	20

Lupin Ltd.	6,254	142

Mankind Pharma Ltd. (a)	863	23

Sun Pharmaceutical Industries Ltd.	18,561	363

Torrent Pharmaceuticals Ltd.	2,238	89

Zydus Lifesciences Ltd.	5,906	68

		1,221

INDUSTRIALS 0.4%

Ashok Leyland Ltd.	19,275	57

Bharat Electronics Ltd.	28,719	141

Hindustan Aeronautics Ltd.	1,437	82

InterGlobe Aviation Ltd. (a)	2,156	150

		430

INFORMATION TECHNOLOGY 2.3%

Coforge Ltd.	3,685	83

HCL Technologies Ltd.	23,817	480

Infosys Ltd.	33,999	635

LTIMindtree Ltd.	446	28

Mphasis Ltd.	1,444	48

Oracle Financial Services Software Ltd.	878	92

Persistent Systems Ltd.	818	58

Redington Ltd.	16,227	61

Tata Consultancy Services Ltd.	16,979	686

Tech Mahindra Ltd.	14,554	286

Wipro Ltd.	25,741	80

		2,537

MATERIALS 1.4%

Asian Paints Ltd.	1,280	35

Castrol India Ltd.	8,404	22

Chambal Fertilisers & Chemicals Ltd.	1,632	11

Coromandel International Ltd.	2,282	67

Grasim Industries Ltd.	4,270	141

Jindal Steel & Power Ltd.	9,265	102

JSW Steel Ltd.	9,397	112

National Aluminium Co. Ltd.	42,974	97

NMDC Ltd.	95,040	77

Steel Authority of India Ltd.	78,558	121

Supreme Industries Ltd.	962	49

Tata Steel Ltd.	123,684	231

UltraTech Cement Ltd.	901	127

UPL Ltd.	1,598	12

Vedanta Ltd.	59,392	320

		1,524

UTILITIES 1.0%

Gujarat State Petronet Ltd.	6,829	26

NHPC Ltd.	82,493	83

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	13

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

NTPC Ltd.	94,602	$369

Power Grid Corp. of India Ltd.	133,681	467

PTC India Ltd.	16,092	34

Reliance Power Ltd. (a)	89,438	73

		1,052

Total India		13,530

INDONESIA 0.9%

COMMUNICATION SERVICES 0.3%

Telkom Indonesia Persero Tbk PT	1,729,900	296

CONSUMER STAPLES 0.1%

Indofood CBP Sukses Makmur Tbk PT	58,600	38

Indofood Sukses Makmur Tbk PT	28,200	14

Japfa Comfeed Indonesia Tbk PT	87,300	8

Sumber Alfaria Trijaya Tbk PT	302,500	45

		105

ENERGY 0.2%

Alamtri Resources Indonesia Tbk PT	556,000	63

Dian Swastatika Sentosa Tbk PT (a)	24,900	82

Indo Tambangraya Megah Tbk PT	22,500	30

United Tractors Tbk PT	30,300	40

		215

FINANCIALS 0.3%

Bank Central Asia Tbk PT	501,200	268

HEALTH CARE 0.0%

Kalbe Farma Tbk PT	406,200	38

INDUSTRIALS 0.0%

Astra International Tbk PT	129,600	36

MATERIALS 0.0%

Aneka Tambang Tbk	91,000	17

UTILITIES 0.0%

Perusahaan Gas Negara Tbk PT	209,000	21

Total Indonesia		996

KUWAIT 0.8%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	33,058	52

FINANCIALS 0.8%

Al Ahli Bank of Kuwait KSCP	4,168	4

Boubyan Bank KSCP	34,311	81

Gulf Bank KSCP	62,761	74

Kuwait Finance House KSCP	172,995	454

National Bank of Kuwait SAKP	72,984	238

		851

INDUSTRIALS 0.0%

National Industries Group Holding SAK	6,406	6

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.0%

Mabanee Co. KPSC	1,738	$5

Total Kuwait		914

MALAYSIA 2.1%

COMMUNICATION SERVICES 0.1%

Axiata Group Bhd	45,900	25

Maxis Bhd	37,200	32

Telekom Malaysia Bhd	37,300	58

		115

CONSUMER DISCRETIONARY 0.1%

Genting Bhd	48,000	35

Genting Malaysia Bhd	100,500	46

		81

CONSUMER STAPLES 0.1%

IOI Corp. Bhd	28,800	26

Kuala Lumpur Kepong Bhd	7,300	36

PPB Group Bhd	7,000	17

SD Guthrie Bhd	31,600	35

United Plantations Bhd	2,000	10

		124

FINANCIALS 0.8%

AMMB Holdings Bhd	51,000	62

CIMB Group Holdings Bhd	203,200	328

Hong Leong Bank Bhd	11,600	54

Malayan Banking Bhd	111,700	257

Public Bank Bhd.	115,800	118

RHB Bank Bhd	40,500	61

		880

HEALTH CARE 0.2%

Hartalega Holdings Bhd	103,000	40

IHH Healthcare Bhd	50,600	82

Kossan Rubber Industries Bhd	16,400	6

Top Glove Corp. Bhd (a)	442,800	75

		203

INDUSTRIALS 0.3%

Gamuda Bhd	97,600	111

IJM Corp. Bhd	130,700	82

MISC Bhd	20,400	37

Sime Darby Bhd	163,800	64

Sunway Bhd	55,700	62

		356

MATERIALS 0.1%

Petronas Chemicals Group Bhd	60,600	50

Press Metal Aluminium Holdings Bhd	21,000	26

		76

UTILITIES 0.4%

Petronas Gas Bhd	5,200	22

Tenaga Nasional Bhd	80,700	276

YTL Corp. Bhd	169,400	93

YTL Power International Bhd	34,400	32

		423

Total Malaysia		2,258

	SHARES	MARKET VALUE (000S)
MEXICO 2.7%

COMMUNICATION SERVICES 0.4%

America Movil SAB de CV ‘B’	387,200	$346

Grupo Televisa SAB	108,863	48

Megacable Holdings SAB de CV	12,334	35

		429

CONSUMER STAPLES 1.6%

Alfa SAB de CV ‘A’	143,346	106

Arca Continental SAB de CV	17,033	180

Coca-Cola Femsa SAB de CV	17,768	172

Fomento Economico Mexicano SAB de CV	35,589	366

Gruma SAB de CV ‘B’	4,302	74

Grupo Bimbo SAB de CV ‘A’	18,189	51

Kimberly-Clark de Mexico SAB de CV ‘A’	46,717	86

Wal-Mart de Mexico SAB de CV	205,790	682

		1,717

FINANCIALS 0.2%

Grupo Financiero Banorte SAB de CV	20,000	183

INDUSTRIALS 0.1%

Grupo Aeroportuario del Sureste SAB de CV ‘B’	2,670	85

MATERIALS 0.4%

Grupo Mexico SAB de CV ‘B’	72,280	438

Industrias Penoles SAB de CV (a)	700	19

Orbia Advance Corp. SAB de CV	34,338	24

		481

Total Mexico		2,895

NETHERLANDS 0.0%

REAL ESTATE 0.0%

NEPI Rockcastle NV	6,704	51

Total Netherlands		51

PHILIPPINES 0.3%

COMMUNICATION SERVICES 0.1%

PLDT, Inc.	2,295	49

CONSUMER STAPLES 0.0%

Universal Robina Corp.	13,850	22

FINANCIALS 0.1%

Bank of the Philippine Islands	4,850	11

BDO Unibank, Inc.	15,610	43

Metropolitan Bank & Trust Co.	24,200	31

		85

INDUSTRIALS 0.1%

International Container Terminal Services, Inc.	15,210	111

UTILITIES 0.0%

Manila Electric Co.	3,100	30

Total Philippines		297

14	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
POLAND 0.9%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat SA (a)	19,114	$94

Orange Polska SA	17,822	45

		139

CONSUMER DISCRETIONARY 0.0%

LPP SA	6	24

ENERGY 0.1%

ORLEN SA	4,676	107

FINANCIALS 0.3%

Powszechna Kasa Oszczednosci Bank Polski SA	10,358	217

Powszechny Zaklad Ubezpieczen SA	2,935	51

		268

INFORMATION TECHNOLOGY 0.1%

Asseco Poland SA	2,182	122

UTILITIES 0.3%

Enea SA (a)	11,339	61

PGE Polska Grupa Energetyczna SA (a)	30,913	98

Tauron Polska Energia SA (a)	52,054	122

		281

Total Poland		941

QATAR 0.5%

COMMUNICATION SERVICES 0.0%

Ooredoo QPSC	11,948	42

ENERGY 0.1%

Qatar Fuel QSC	2,515	10

Qatar Gas Transport Co. Ltd.	23,384	32

		42

FINANCIALS 0.3%

Al Rayan Bank	107,722	69

Commercial Bank PSQC	9,852	12

Doha Bank QPSC	67,003	47

Qatar Islamic Bank QPSC	11,863	72

Qatar National Bank QPSC	32,610	156

		356

INDUSTRIALS 0.1%

Industries Qatar QSC	23,926	81

REAL ESTATE 0.0%

Barwa Real Estate Co.	55,219	42

UTILITIES 0.0%

Qatar Electricity & Water Co. QSC	2,341	10

Total Qatar		573

RUSSIA 0.0%

ENERGY 0.0%

Gazprom Neft PJSC «	13,620	0

	SHARES	MARKET VALUE (000S)

Gazprom PJSC «(a)	635,130	$0

LUKOIL PJSC «	15,703	0

Novatek PJSC «	21,924	0

Rosneft Oil Co. PJSC «	66,050	0

Surgutneftegas PAO «	701,700	0

Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «	117,340	0

VTB Bank PJSC «(a)	119,798	0

		0

MATERIALS 0.0%

GMK Norilskiy Nickel PAO «(a)	126,900	0

Magnitogorsk Iron & Steel Works PJSC «	160,600	0

Novolipetsk Steel PJSC «	88,470	0

Severstal PAO «	17,344	0

		0

UTILITIES 0.0%

Federal Grid Co. - Rosseti PJSC «(a)	22,174,692	0

Inter RAO UES PJSC «(a)	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 2.4%

COMMUNICATION SERVICES 0.5%

Etihad Etisalat Co.	2,929	46

Mobile Telecommunications Co. Saudi Arabia	3,684	11

Saudi Telecom Co.	42,292	480

		537

CONSUMER DISCRETIONARY 0.0%

Jarir Marketing Co.	11,272	38

CONSUMER STAPLES 0.1%

Abdullah Al Othaim Markets Co.	10,341	21

Almarai Co. JSC	5,999	81

Savola Group	1,620	12

		114

ENERGY 0.7%

Saudi Arabian Oil Co.	115,487	749

FINANCIALS 0.5%

Al Rajhi Bank	14,926	377

Arab National Bank	4,972	29

Bupa Arabia for Cooperative Insurance Co.	1,075	51

Riyad Bank	6,530	50

Saudi Investment Bank	10,408	40

		547

HEALTH CARE 0.1%

Dr. Sulaiman Al Habib Medical Services Group Co.	1,067	77

	SHARES	MARKET VALUE (000S)
MATERIALS 0.4%

Advanced Petrochemical Co. (a)	2,227	$18

SABIC Agri-Nutrients Co.	1,866	53

Sahara International Petrochemical Co.	7,283	39

Saudi Basic Industries Corp.	15,557	227

Saudi Cement Co.	957	10

Yanbu National Petrochemical Co.	7,401	60

		407

REAL ESTATE 0.1%

Arabian Centres Co.	6,404	33

Dar Al Arkan Real Estate Development Co. (a)	5,608	29

		62

UTILITIES 0.0%

Saudi Electricity Co.	10,854	42

Total Saudi Arabia		2,573

SOUTH AFRICA 4.2%

COMMUNICATION SERVICES 0.7%

MTN Group Ltd.	63,482	505

MultiChoice Group (a)	13,315	89

Telkom SA SOC Ltd. (a)	6,688	20

Vodacom Group Ltd.	14,987	116

		730

CONSUMER DISCRETIONARY 0.5%

Foschini Group Ltd.	3,333	24

Motus Holdings Ltd.	5,938	31

Mr. Price Group Ltd.	7,265	91

Naspers Ltd. ‘N’	1,316	411

Woolworths Holdings Ltd.	18,704	55

		612

CONSUMER STAPLES 0.5%

Bid Corp. Ltd.	4,810	127

Shoprite Holdings Ltd.	14,189	222

SPAR Group Ltd. (a)	11,606	71

Tiger Brands Ltd.	5,767	104

		524

ENERGY 0.1%

Exxaro Resources Ltd.	10,587	88

FINANCIALS 0.8%

Absa Group Ltd.	8,237	82

Capitec Bank Holdings Ltd.	1,018	204

Discovery Ltd.	7,199	87

FirstRand Ltd.	91,192	390

Momentum Group Ltd.	6,436	12

Nedbank Group Ltd.	5,158	71

		846

HEALTH CARE 0.1%

Aspen Pharmacare Holdings Ltd.	8,601	58

Life Healthcare Group Holdings Ltd.	38,291	31

		89

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	15

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%

Bidvest Group Ltd.	7,530	$99

MATERIALS 1.4%

African Rainbow Minerals Ltd.	2,643	26

Gold Fields Ltd.	19,268	456

Harmony Gold Mining Co. Ltd.	7,042	98

Impala Platinum Holdings Ltd. (a)	38,011	342

Kumba Iron Ore Ltd.	2,812	45

Sappi Ltd.	27,076	46

Sasol Ltd.	16,248	72

Sibanye Stillwater Ltd.	169,322	308

Valterra Platinum Ltd.	3,733	166

		1,559

Total South Africa		4,547

SOUTH KOREA 9.9%

COMMUNICATION SERVICES 1.0%

KT Corp.	10,049	411

LG Uplus Corp.	9,348	99

NAVER Corp.	1,250	243

SK Telecom Co. Ltd.	6,764	285

		1,038

CONSUMER DISCRETIONARY 1.6%

Coway Co. Ltd.	1,955	140

Hankook Tire & Technology Co. Ltd.	2,164	64

HL Mando Co. Ltd.	1,528	37

Hyundai Mobis Co. Ltd.	1,542	327

Hyundai Motor Co.	3,787	569

Kia Corp.	4,326	309

LG Electronics, Inc.	4,537	247

Lotte Shopping Co. Ltd.	794	44

Shinsegae, Inc.	218	30

		1,767

CONSUMER STAPLES 0.5%

CJ CheilJedang Corp.	487	90

E-MART, Inc.	1,450	92

GS Retail Co. Ltd.	716	9

KT&G Corp.	2,633	248

LG H&H Co. Ltd.	302	71

		510

ENERGY 0.3%

HD Hyundai Co. Ltd.	1,493	143

S-Oil Corp.	1,092	48

SK Innovation Co. Ltd.	1,660	151

		342

FINANCIALS 2.8%

BNK Financial Group, Inc.	15,356	141

DB Insurance Co. Ltd.	1,695	155

Hana Financial Group, Inc.	7,758	494

Hanwha Life Insurance Co. Ltd.	13,954	34

Hyundai Marine & Fire Insurance Co. Ltd.	4,139	81

Industrial Bank of Korea	9,764	132

KB Financial Group, Inc.	5,379	442

Korea Investment Holdings Co. Ltd.	581	60

Meritz Financial Group, Inc.	1,672	139

Mirae Asset Securities Co. Ltd.	3,285	52

	SHARES	MARKET VALUE (000S)

NH Investment & Securities Co. Ltd. ‘C’	2,003	$30

Samsung Card Co. Ltd.	693	25

Samsung Fire & Marine Insurance Co. Ltd.	1,026	329

Samsung Life Insurance Co. Ltd.	1,613	152

Shinhan Financial Group Co. Ltd.	11,659	529

Woori Financial Group, Inc.	17,087	284

		3,079

INDUSTRIALS 2.3%

CJ Corp.	951	113

CJ Logistics Corp.	790	51

Daewoo Engineering & Construction Co. Ltd. (a)	12,774	40

DL E&C Co. Ltd.	2,168	83

Doosan Co. Ltd.	1,236	598

Doosan Enerbility Co. Ltd. (a)	3,884	197

GS Engineering & Construction Corp.	4,882	75

GS Holdings Corp.	992	34

Hanwha Corp.	4,180	291

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	580	157

HMM Co. Ltd.	3,091	51

Hyundai Engineering & Construction Co. Ltd.	3,413	198

Hyundai Glovis Co. Ltd.	1,394	139

LG Corp.	1,611	95

Lotte Corp.	1,389	29

LS Corp.	710	103

LX International Corp.	2,407	55

Posco International Corp.	852	31

SK, Inc.	1,203	182

		2,522

INFORMATION TECHNOLOGY 0.2%

LG Display Co. Ltd. (a)	14,615	97

Samsung Electro-Mechanics Co. Ltd.	1,155	115

		212

MATERIALS 0.7%

Hyundai Steel Co.	5,001	108

KCC Corp.	272	63

Korea Zinc Co. Ltd.	303	183

Kumho Petrochemical Co. Ltd.	471	39

Lotte Chemical Corp.	1,200	52

POSCO Holdings, Inc.	1,316	254

		699

UTILITIES 0.5%

Korea Electric Power Corp.	17,583	508

Korea Gas Corp.	2,280	70

		578

Total South Korea		10,747

TAIWAN 18.2%

COMMUNICATION SERVICES 1.0%

Chunghwa Telecom Co. Ltd.	129,000	597

Far EasTone Telecommunications Co. Ltd.	64,000	196

Taiwan Mobile Co. Ltd.	69,000	271

		1,064

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.4%

Cheng Shin Rubber Industry Co. Ltd.	55,000	$71

China Motor Corp.	25,000	53

Eclat Textile Co. Ltd. (a)	5,000	70

Feng TAY Enterprise Co. Ltd.	13,560	57

Nien Made Enterprise Co. Ltd.	2,000	28

Pou Chen Corp.	113,000	120

		399

CONSUMER STAPLES 0.4%

Great Wall Enterprise Co. Ltd.	10,008	23

President Chain Store Corp.	12,000	105

Uni-President Enterprises Corp.	105,000	291

		419

ENERGY 0.0%

Formosa Petrochemical Corp.	20,000	25

FINANCIALS 4.0%

Cathay Financial Holding Co. Ltd.	279,200	601

Chang Hwa Commercial Bank Ltd.	135,284	87

CTBC Financial Holding Co. Ltd.	650,000	973

E.Sun Financial Holding Co. Ltd.	232,447	261

First Financial Holding Co. Ltd.	176,904	176

Fubon Financial Holding Co. Ltd.	187,103	560

Hua Nan Financial Holdings Co. Ltd. ‘C’	142,588	133

KGI Financial Holding Co. Ltd.	470,096	241

Mega Financial Holding Co. Ltd.	181,515	255

Shanghai Commercial & Savings Bank Ltd.	97,712	155

Shin Kong Financial Holding Co. Ltd. (a)	472,847	183

SinoPac Financial Holdings Co. Ltd.	231,602	192

Taishin Financial Holding Co. Ltd.	216,971	117

Taiwan Business Bank	184,967	97

Taiwan Cooperative Financial Holding Co. Ltd.	121,503	103

Yuanta Financial Holding Co. Ltd.	226,917	265

		4,399

INDUSTRIALS 1.3%

Eva Airways Corp.	38,000	52

Evergreen Marine Corp. Taiwan Ltd.	83,000	565

Far Eastern New Century Corp.	84,000	95

Taiwan High Speed Rail Corp.	15,000	14

Teco Electric & Machinery Co. Ltd.	42,000	68

Yang Ming Marine Transport Corp.	260,000	632

		1,426

INFORMATION TECHNOLOGY 10.2%

Accton Technology Corp.	9,000	225

Acer, Inc.	106,000	110

Advantech Co. Ltd.	7,119	83

ASE Technology Holding Co. Ltd.	97,000	487

Asustek Computer, Inc.	38,000	840

AUO Corp.	293,600	124

Catcher Technology Co. Ltd.	26,000	189

Cheng Uei Precision Industry Co. Ltd.	18,000	32

Chicony Electronics Co. Ltd.	31,000	138

Compal Electronics, Inc.	189,000	188

Delta Electronics, Inc.	52,000	736

Foxconn Technology Co. Ltd.	49,000	107

16	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

General Interface Solution GIS Holding Ltd.	18,000	$25

Himax Technologies, Inc. ADR	1,155	10

Hon Hai Precision Industry Co. Ltd.	201,600	1,112

Innolux Corp.	356,592	143

Inventec Corp.	164,000	238

Kinpo Electronics	61,000	42

Largan Precision Co. Ltd.	1,290	105

Lite-On Technology Corp.	71,000	269

Macronix International Co. Ltd.	53,000	38

MediaTek, Inc.	42,000	1,800

Micro-Star International Co. Ltd.	19,000	93

Mitac Holdings Corp. (a)	65,000	149

Novatek Microelectronics Corp.	12,000	224

Pegatron Corp.	72,000	190

Powertech Technology, Inc.	45,000	202

Primax Electronics Ltd.	18,000	45

Qisda Corp.	22,000	20

Quanta Computer, Inc.	78,000	734

Radiant Opto-Electronics Corp.	17,000	78

Realtek Semiconductor Corp.	8,000	155

Silicon Motion Technology Corp.	705	53

Supreme Electronics Co. Ltd.	30,861	47

Synnex Technology International Corp.	43,000	95

Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	1,024

TPK Holding Co. Ltd. (a)	25,000	27

Tripod Technology Corp.	10,000	85

Wistron Corp.	91,347	384

WPG Holdings Ltd.	62,560	150

WT Microelectronics Co. Ltd.	38,880	171

Zhen Ding Technology Holding Ltd.	32,000	110

		11,077

MATERIALS 0.8%

Asia Cement Corp.	68,000	99

China Steel Corp.	266,000	171

Eternal Materials Co. Ltd.	25,300	21

Formosa Chemicals & Fibre Corp.	61,000	48

Formosa Plastics Corp.	146,000	174

Nan Ya Plastics Corp.	105,000	98

TA Chen Stainless Pipe	47,000	56

Taiwan Fertilizer Co. Ltd.	10,000	18

TCC Group Holdings Co. Ltd.	125,553	110

Tung Ho Steel Enterprise Corp.	21,020	46

		841

REAL ESTATE 0.1%

Farglory Land Development Co. Ltd.	4,000	9

Highwealth Construction Corp.	37,835	53

Ruentex Development Co. Ltd.	34,380	35

		97

Total Taiwan		19,747

THAILAND 2.9%

COMMUNICATION SERVICES 0.5%

Advanced Info Service PCL	52,500	450

Digital Telecommunications Infrastructure Fund ‘F’	197,700	48

Jasmine International PCL (a)	362,774	15

True Corp. PCL (a)	63,200	21

		534

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.1%

Home Product Center PCL	84,100	$17

Sri Trang Agro-Industry PCL	129,200	47

		64

CONSUMER STAPLES 0.4%

Berli Jucker PCL	23,600	14

Charoen Pokphand Foods PCL	304,800	216

CP ALL PCL	135,200	183

Osotspa PCL	16,500	7

Thai Beverage PCL	145,400	53

Thai Union Group PCL ‘F’	81,000	26

		499

ENERGY 0.6%

Bangchak Corp. PCL	61,100	58

Banpu PCL	88,100	11

PTT PCL	618,700	571

Thai Oil PCL	81,800	68

		708

FINANCIALS 0.5%

Bangkok Bank PCL	14,700	63

Kasikornbank PCL	30,300	143

Krung Thai Bank PCL	44,600	29

SCB X PCL	22,000	79

Thanachart Capital PCL	29,600	42

Tisco Financial Group PCL	49,300	147

		503

HEALTH CARE 0.2%

Bangkok Dusit Medical Services PCL ‘F’	222,200	142

Bumrungrad Hospital PCL	10,400	45

Sri Trang Gloves Thailand PCL	76,700	14

		201

INDUSTRIALS 0.0%

Regional Container Lines PCL	12,500	10

INFORMATION TECHNOLOGY 0.2%

Cal-Comp Electronics Thailand PCL ‘F’	247,200	42

Delta Electronics Thailand PCL	58,400	173

		215

MATERIALS 0.3%

Indorama Ventures PCL	13,400	8

PTT Global Chemical PCL	143,400	88

Siam Cement PCL	39,500	205

		301

REAL ESTATE 0.1%

Land & Houses PCL	234,000	25

Supalai PCL	67,500	30

		55

UTILITIES 0.0%

Ratch Group PCL	25,550	19

Total Thailand		3,109

	SHARES	MARKET VALUE (000S)
TURKEY 0.8%

COMMUNICATION SERVICES 0.1%

Turk Telekomunikasyon AS (a)	17,989	$27

Turkcell Iletisim Hizmetleri AS	49,725	120

		147

CONSUMER DISCRETIONARY 0.0%

Arcelik AS	2,941	9

Ford Otomotiv Sanayi AS	9,000	20

		29

CONSUMER STAPLES 0.3%

Anadolu Efes Biracilik Ve Malt Sanayii AS	138,300	52

BIM Birlesik Magazalar AS	19,335	240

Coca-Cola Icecek AS	15,690	20

		312

FINANCIALS 0.1%

Is Yatirim Menkul Degerler AS ‘A’	75,206	69

INDUSTRIALS 0.2%

Aselsan Elektronik Sanayi Ve Ticaret AS	28,915	109

Enka Insaat ve Sanayi AS	50,052	84

Tekfen Holding AS	14,578	40

Turkiye Sise ve Cam Fabrikalari AS	12,413	11

		244

MATERIALS 0.1%

Eregli Demir ve Celik Fabrikalari TAS (a)	97,063	65

Petkim Petrokimya Holding AS (a)	53,112	23

		88

UTILITIES 0.0%

Enerjisa Enerji AS	12,194	18

Total Turkey		907

UNITED ARAB EMIRATES 1.3%

COMMUNICATION SERVICES 0.1%

Emirates Telecommunications Group Co. PJSC	18,493	89

CONSUMER DISCRETIONARY 0.1%

Abu Dhabi National Oil Co. for Distribution PJSC	62,997	63

ENERGY 0.1%

ADNOC Drilling Co. PJSC	42,711	66

FINANCIALS 0.5%

Abu Dhabi Commercial Bank PJSC	9,188	34

Abu Dhabi Islamic Bank PJSC	24,415	143

Dubai Islamic Bank PJSC	76,877	190

Emirates NBD Bank PJSC	16,279	101

First Abu Dhabi Bank PJSC	37,527	169

		637

MATERIALS 0.0%

Borouge PLC	24,797	17

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	17

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.4%

Aldar Properties PJSC	37,036	$90

Emaar Development PJSC	35,447	130

Emaar Properties PJSC	58,109	216

		436

UTILITIES 0.1%

Dubai Electricity & Water Authority PJSC	101,966	79

Total United Arab Emirates		1,387

UNITED STATES 0.3%

HEALTH CARE 0.3%

BeOne Medicines Ltd. (a)	17,200	325

Total United States		325

Total Common Stocks (Cost $89,734)		105,293

PREFERRED STOCKS 2.4%

BRAZIL 2.4%

BANKING & FINANCE 0.5%

Banco Bradesco SA	51,700	160

Itau Unibanco Holding SA	50,700	345

		505

INDUSTRIALS 0.5%

Braskem SA	25,990	43

Gerdau SA	92,114	271

Metalurgica Gerdau SA	96,392	159

Usinas Siderurgicas de Minas Gerais SA Usiminas	85,900	65

		538

	SHARES	MARKET VALUE (000S)
UTILITIES 1.4%

Cia Energetica de Minas Gerais	79,397	$158

Cia Paranaense de Energia - Copel	8,200	19

ISA Energia Brasil SA	19,321	82

Petroleo Brasileiro SA - Petrobras	216,898	1,253

		1,512

Total Brazil		2,555

CHILE 0.0%

INDUSTRIALS 0.0%

Embotelladora Andina SA	8,339	34

Total Chile		34

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	2,929	0

Transneft PJSC «(c)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,477)		2,589

REAL ESTATE INVESTMENT TRUSTS 0.0%

SOUTH AFRICA 0.0%

REAL ESTATE 0.0%

Growthpoint Properties Ltd.	42,265	32

Total Real Estate Investment Trusts (Cost $35)		32

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

MALAYSIA 0.0%

UTILITIES 0.0%

YTL Corp. Bhd - Exp. 06/02/2028	33,880	$9

YTL Power International Bhd - Exp. 06/02/2028	6,880	3

Total Warrants (Cost $0)		12

SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (d)	460,398	460

Total Mutual Funds (Cost $460)		460

Total Short-Term Instruments (Cost $460)		460

Total Investments in Securities (Cost $92,706)		108,386

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
4.480% (b)(c)(d)	8,568	9

Total Short-Term Instruments (Cost $9)		9

Total Investments in Affiliates (Cost $9)		9

Total Investments 99.7% (Cost $92,715)		$108,395

Other Assets and Liabilities, net 0.3%		344

Net Assets 100.0%		$108,739

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $9 were out on loan in exchange for $9 of cash collateral as of June 30, 2025. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5, Securities Lending, in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Master Securities Forward Transaction Agreement
UBS	$0	$0	$0	$9	$9	$(9)	$0

Total Borrowings and Other Financing Transactions	$0	$0	$0	$9

18	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Preferred Securities	$9	$0	$0	$0	$9

Total Borrowings	$9	$0	$0	$0	$9

Payable for securities on loan - cash collateral					$9

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5, Securities Lending, in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$18	$0	$0	$18

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4)	$0	$(4)

	$0	$0	$18	$(4)	$0	$14

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$377	$0	$0	$377
Consumer Discretionary	192	0	0	192
Consumer Staples	979	0	0	979
Energy	89	0	0	89
Financials	568	0	0	568
Health Care	39	0	0	39
Industrials	265	0	0	265
Materials	1,523	0	0	1,523
Utilities	450	0	0	450
Cayman Islands
Real Estate	0	98	0	98
Chile
Consumer Discretionary	140	0	0	140
Consumer Staples	226	0	0	226
Financials	453	0	0	453
Materials	28	0	0	28
Utilities	151	0	0	151
China
Communication Services	0	1,960	0	1,960
Consumer Discretionary	878	1,997	0	2,875
Consumer Staples	0	1,340	0	1,340
Energy	0	1,647	0	1,647
Financials	419	10,845	0	11,264
Health Care	0	914	0	914
Industrials	11	3,702	0	3,713
Information Technology	0	1,669	0	1,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Materials	$0	$2,447	$0	$2,447
Real Estate	0	1,117	0	1,117
Utilities	0	1,622	0	1,622
Greece
Communication Services	116	0	0	116
Consumer Discretionary	149	0	0	149
Energy	0	21	0	21
Financials	56	294	0	350
Industrials	46	0	0	46
Hong Kong
Consumer Discretionary	0	186	0	186
Financials	59	862	0	921
Industrials	0	420	0	420
Materials	0	13	0	13
Real Estate	0	576	0	576
Utilities	0	552	0	552
India
Communication Services	0	1,162	0	1,162
Consumer Discretionary	0	660	0	660
Consumer Staples	0	1,255	0	1,255
Energy	0	1,250	0	1,250
Financials	12	2,427	0	2,439
Health Care	0	1,221	0	1,221
Industrials	0	430	0	430
Information Technology	0	2,537	0	2,537
Materials	0	1,524	0	1,524
Utilities	0	1,052	0	1,052
Indonesia
Communication Services	0	296	0	296

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	19

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)	June 30, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Consumer Staples	$0	$105	$0	$105
Energy	82	133	0	215
Financials	0	268	0	268
Health Care	0	38	0	38
Industrials	0	36	0	36
Materials	0	17	0	17
Utilities	0	21	0	21
Kuwait
Communication Services	0	52	0	52
Financials	0	851	0	851
Industrials	0	6	0	6
Real Estate	5	0	0	5
Malaysia
Communication Services	0	115	0	115
Consumer Discretionary	0	81	0	81
Consumer Staples	36	88	0	124
Financials	0	880	0	880
Health Care	82	121	0	203
Industrials	0	356	0	356
Materials	0	76	0	76
Utilities	22	401	0	423
Mexico
Communication Services	429	0	0	429
Consumer Staples	1,717	0	0	1,717
Financials	183	0	0	183
Industrials	85	0	0	85
Materials	481	0	0	481
Netherlands
Real Estate	51	0	0	51
Philippines
Communication Services	0	49	0	49
Consumer Staples	0	22	0	22
Financials	11	74	0	85
Industrials	0	111	0	111
Utilities	30	0	0	30
Poland
Communication Services	45	94	0	139
Consumer Discretionary	0	24	0	24
Energy	0	107	0	107
Financials	0	268	0	268
Information Technology	0	122	0	122
Utilities	0	281	0	281
Qatar
Communication Services	0	42	0	42
Energy	42	0	0	42
Financials	72	284	0	356
Industrials	81	0	0	81
Real Estate	0	42	0	42
Utilities	10	0	0	10
Saudi Arabia
Communication Services	46	491	0	537
Consumer Discretionary	0	38	0	38
Consumer Staples	0	114	0	114
Energy	0	749	0	749
Financials	51	496	0	547
Health Care	0	77	0	77
Materials	245	162	0	407
Real Estate	0	62	0	62
Utilities	0	42	0	42
South Africa
Communication Services	116	614	0	730
Consumer Discretionary	79	533	0	612
Consumer Staples	524	0	0	524
Energy	88	0	0	88
Financials	83	763	0	846
Health Care	89	0	0	89
Industrials	99	0	0	99
Materials	91	1,468	0	1,559
South Korea
Communication Services	0	1,038	0	1,038
Consumer Discretionary	0	1,767	0	1,767
Consumer Staples	0	510	0	510

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Energy	$0	$342	$0	$342
Financials	0	3,079	0	3,079
Industrials	0	2,522	0	2,522
Information Technology	0	212	0	212
Materials	0	699	0	699
Utilities	0	578	0	578
Taiwan
Communication Services	0	1,064	0	1,064
Consumer Discretionary	0	399	0	399
Consumer Staples	0	419	0	419
Energy	0	25	0	25
Financials	0	4,399	0	4,399
Industrials	0	1,426	0	1,426
Information Technology	63	11,014	0	11,077
Materials	0	841	0	841
Real Estate	0	97	0	97
Thailand
Communication Services	48	486	0	534
Consumer Discretionary	0	64	0	64
Consumer Staples	0	499	0	499
Energy	0	708	0	708
Financials	0	503	0	503
Health Care	0	201	0	201
Industrials	0	10	0	10
Information Technology	0	215	0	215
Materials	0	301	0	301
Real Estate	0	55	0	55
Utilities	0	19	0	19
Turkey
Communication Services	27	120	0	147
Consumer Discretionary	0	29	0	29
Consumer Staples	240	72	0	312
Financials	69	0	0	69
Industrials	40	204	0	244
Materials	0	88	0	88
Utilities	0	18	0	18
United Arab Emirates
Communication Services	89	0	0	89
Consumer Discretionary	63	0	0	63
Energy	66	0	0	66
Financials	101	536	0	637
Materials	0	17	0	17
Real Estate	0	436	0	436
Utilities	0	79	0	79
United States
Health Care	0	325	0	325
Preferred Stocks
Brazil
Banking & Finance	505	0	0	505
Industrials	538	0	0	538
Utilities	1,512	0	0	1,512
Chile
Industrials	34	0	0	34
Real Estate Investment Trusts
South Africa
Real Estate	0	32	0	32
Warrants
Malaysia
Utilities	0	12	0	12
Common Stocks
Short-Term Instruments
Mutual Funds	0	460	0	460

	$15,596	$92,790	$0	$108,386

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	9	0	0	9

Total Investments	$15,605	$92,790	$0	$108,395

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

20	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	June 30, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%

COMMON STOCKS 97.4%

AUSTRALIA 4.3%

COMMUNICATION SERVICES 0.2%

CAR Group Ltd.	8,667	$214

Nine Entertainment Co. Holdings Ltd.	15,171	16

REA Group Ltd.	1,606	254

SEEK Ltd.	7,834	124

Telstra Group Ltd.	68,747	219

		827

CONSUMER DISCRETIONARY 0.5%

ARB Corp. Ltd.	1,155	25

Aristocrat Leisure Ltd.	8,299	355

Breville Group Ltd.	5,314	103

Domino’s Pizza Enterprises Ltd.	2,890	37

Harvey Norman Holdings Ltd.	27,092	94

JB Hi-Fi Ltd.	4,717	343

Super Retail Group Ltd.	12,062	113

Wesfarmers Ltd.	13,891	775

		1,845

CONSUMER STAPLES 0.4%

Coles Group Ltd.	40,238	552

GrainCorp Ltd. ‘A’	23,064	118

Metcash Ltd.	61,838	159

Myer Holdings Ltd.	15,534	6

Woolworths Group Ltd.	26,057	534

		1,369

ENERGY 0.1%

Ampol Ltd.	8,615	146

New Hope Corp. Ltd.	6,753	17

Viva Energy Group Ltd.	51,552	73

		236

FINANCIALS 1.0%

AMP Ltd.	159,190	132

ASX Ltd.	5,041	231

Bank of Queensland Ltd.	16,207	83

Commonwealth Bank of Australia	9,642	1,174

Insurance Australia Group Ltd.	55,619	331

Magellan Financial Group Ltd.	4,930	28

Medibank Pvt Ltd.	113,283	376

National Australia Bank Ltd.	13,249	343

NIB Holdings Ltd.	14,536	68

Perpetual Ltd.	3,732	44

QBE Insurance Group Ltd.	26,685	411

Suncorp Group Ltd.	25,792	368

		3,589

HEALTH CARE 0.4%

Ansell Ltd.	7,941	158

Cochlear Ltd.	611	121

CSL Ltd.	3,366	532

Sigma Healthcare Ltd.	245,199	483

Sonic Healthcare Ltd.	14,111	249

		1,543

INDUSTRIALS 0.5%

ALS Ltd.	13,831	156

	SHARES	MARKET VALUE (000S)

Atlas Arteria Ltd.	10,179	$34

Aurizon Holdings Ltd.	93,861	187

Austal Ltd. (a)	14,703	61

Brambles Ltd.	38,958	602

Computershare Ltd.	6,051	159

Downer EDI Ltd.	24,032	100

Monadelphous Group Ltd.	6,696	77

Qantas Airways Ltd.	6,076	43

Transurban Group	42,525	391

Worley Ltd.	3,681	32

		1,842

MATERIALS 1.0%

BHP Group Ltd.	19,897	479

BlueScope Steel Ltd.	9,606	146

Champion Iron Ltd.	6,058	17

Dyno Nobel Ltd.	79,699	141

Evolution Mining Ltd.	94,586	492

Fortescue Ltd.	47,649	479

IGO Ltd.	15,880	44

Iluka Resources Ltd.	15,768	40

Lynas Rare Earths Ltd. (a)	14,762	84

Northern Star Resources Ltd.	36,147	446

Regis Resources Ltd. (a)	46,723	137

Rio Tinto Ltd.	10,152	719

Sandfire Resources Ltd. (a)	11,753	87

Sims Ltd.	13,348	135

		3,446

REAL ESTATE 0.0%

Lendlease Corp. Ltd.	17,332	61

UTILITIES 0.2%

AGL Energy Ltd.	28,113	180

APA Group	16,201	87

Origin Energy Ltd.	31,793	226

		493

Total Australia		15,251

AUSTRIA 0.3%

ENERGY 0.0%

OMV AG	1,794	97

FINANCIALS 0.1%

Erste Group Bank AG	2,205	188

Raiffeisen Bank International AG	1,215	37

UNIQA Insurance Group AG	11,313	153

		378

INDUSTRIALS 0.1%

ANDRITZ AG	1,882	140

MATERIALS 0.1%

voestalpine AG	5,561	157

REAL ESTATE 0.0%

CA Immobilien Anlagen AG	3,549	102

UTILITIES 0.0%

Verbund AG	906	70

Total Austria		944

	SHARES	MARKET VALUE (000S)
BELGIUM 0.6%

COMMUNICATION SERVICES 0.0%

Proximus SADP	8,962	$88

CONSUMER DISCRETIONARY 0.0%

D’ieteren Group	387	83

CONSUMER STAPLES 0.1%

Colruyt Group NV	3,632	157

Lotus Bakeries NV	5	48

		205

FINANCIALS 0.1%

Ageas SA	1,281	87

Gimv NV	1,244	61

KBC Group NV	1,404	145

		293

HEALTH CARE 0.3%

UCB SA	4,737	932

INDUSTRIALS 0.1%

Ackermans & van Haaren NV	493	126

Deme Group NV	208	32

		158

MATERIALS 0.0%

Solvay SA	2,707	94

UTILITIES 0.0%

Elia Group SA	1,169	135

Total Belgium		1,988

CANADA 7.9%

COMMUNICATION SERVICES 0.4%

BCE, Inc.	24,714	548

Cogeco Communications, Inc.	1,114	58

Quebecor, Inc. ‘B’	5,684	173

Rogers Communications, Inc. ‘B’	4,539	135

TELUS Corp.	23,385	375

		1,289

CONSUMER DISCRETIONARY 0.7%

BRP, Inc.	1,079	52

Canadian Tire Corp. Ltd. ‘A’	2,684	365

Dollarama, Inc.	6,898	972

Gildan Activewear, Inc.	4,894	241

Linamar Corp.	1,291	62

Lululemon Athletica, Inc. (a)	281	67

Magna International, Inc.	13,661	528

Restaurant Brands International, Inc.	2,455	163

		2,450

CONSUMER STAPLES 0.9%

Alimentation Couche-Tard, Inc.	11,999	596

Empire Co. Ltd. ‘A’	8,968	372

George Weston Ltd.	2,199	441

Lassonde Industries, Inc. (b)	800	123

Loblaw Cos., Ltd.	5,866	970

Maple Leaf Foods, Inc.	2,750	57

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	21

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Metro, Inc.	6,123	$481

North West Co., Inc.	2,855	101

Premium Brands Holdings Corp.	1,065	64

Saputo, Inc.	6,433	132

		3,337

ENERGY 0.9%

ARC Resources Ltd.	8,943	188

Birchcliff Energy Ltd.	12,212	67

Canadian Natural Resources Ltd.	9,000	283

Cenovus Energy, Inc.	4,929	67

Enbridge, Inc.	22,243	1,009

Enerflex Ltd.	4,388	35

Gibson Energy, Inc.	7,497	132

Imperial Oil Ltd.	6,164	490

Parex Resources, Inc.	4,834	49

Parkland Corp. (b)	2,200	62

Peyto Exploration & Development Corp.	11,521	164

Precision Drilling Corp. (a)	1,287	61

Suncor Energy, Inc.	5,652	212

TC Energy Corp.	9,764	477

Vermilion Energy, Inc.	3,220	23

		3,319

FINANCIALS 2.0%

Bank of Montreal	5,200	576

Brookfield Corp.	12,731	788

Brookfield Wealth Solutions Ltd.	2,920	181

Canadian Imperial Bank of Commerce	9,167	651

CI Financial Corp.	12,054	281

Definity Financial Corp. (b)	600	35

E-L Financial Corp. Ltd.	10,002	119

Fairfax Financial Holdings Ltd.	867	1,565

Great-West Lifeco, Inc. (b)	1,900	72

IGM Financial, Inc.	2,796	88

Intact Financial Corp.	3,163	736

Onex Corp.	1,499	123

Power Corp. of Canada	10,000	391

Sun Life Financial, Inc.	3,700	246

TMX Group Ltd.	7,820	331

Toronto-Dominion Bank	11,900	875

		7,058

HEALTH CARE 0.0%

Bausch Health Cos., Inc. (a)	4,000	27

INDUSTRIALS 0.7%

Aecon Group, Inc.	7,242	109

Canadian National Railway Co.	5,245	547

Finning International, Inc.	6,062	259

GFL Environmental, Inc.	3,155	159

Russel Metals, Inc.	3,598	116

TFI International, Inc.	1,252	112

Thomson Reuters Corp.	3,041	612

Toromont Industries Ltd.	2,579	232

Waste Connections, Inc.	1,668	311

		2,457

INFORMATION TECHNOLOGY 0.6%

Canadian Solar, Inc. (a)	1,085	12

Celestica, Inc. (a)	2,179	340

CGI, Inc.	5,841	613

	SHARES	MARKET VALUE (000S)

Constellation Software, Inc. (b)	94	$345

Shopify, Inc. ‘A’ (a)	8,539	985

		2,295

MATERIALS 1.2%

Agnico Eagle Mines Ltd. (b)	5,280	629

Alamos Gold, Inc.’A’	9,027	240

Barrick Mining Corp.	11,122	232

CCL Industries, Inc. ‘B’	817	48

Centerra Gold, Inc.	4,608	33

Eldorado Gold Corp. (a)	19,355	394

First Quantum Minerals Ltd. (a)	7,928	141

Franco-Nevada Corp.	2,773	455

IAMGOLD Corp. (a)	15,953	117

Kinross Gold Corp.	12,981	203

Lundin Gold, Inc.	700	37

Methanex Corp.	4,137	137

Nutrien Ltd.	1,300	76

OR Royalties, Inc.	3,533	91

Pan American Silver Corp.	8,036	228

Stella-Jones, Inc. (b)	817	47

Teck Resources Ltd. ‘B’	2,267	92

Transcontinental, Inc. ‘A’	5,721	88

West Fraser Timber Co. Ltd.	2,530	185

Wheaton Precious Metals Corp.	7,862	707

		4,180

REAL ESTATE 0.1%

Colliers International Group, Inc.	814	107

FirstService Corp.	952	166

		273

UTILITIES 0.4%

Atco Ltd. ‘I’	4,513	168

Canadian Utilities Ltd. ‘A’	3,067	85

Emera, Inc.	6,423	294

Fortis, Inc.	8,605	411

Hydro One Ltd.	8,856	319

Innergex Renewable Energy, Inc.	5,800	59

Northland Power, Inc.	6,394	100

Superior Plus Corp.	8,796	52

TransAlta Corp.	8,476	91

		1,579

Total Canada		28,264

CHILE 0.1%

MATERIALS 0.1%

Antofagasta PLC	9,050	225

Total Chile		225

DENMARK 1.4%

CONSUMER DISCRETIONARY 0.1%

GN Store Nord AS (a)	2,247	35

Pandora AS	863	152

		187

CONSUMER STAPLES 0.1%

Carlsberg AS ‘B’	1,958	278

Royal Unibrew AS	1,290	105

Scandinavian Tobacco Group AS ‘A’	5,211	69

Schouw & Co. AS	758	72

		524

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.2%

Danske Bank AS	8,084	$330

Jyske Bank AS	1,132	115

Sydbank AS	3,010	223

Tryg AS	1,381	36

		704

HEALTH CARE 0.4%

Coloplast AS ‘B’	1,851	176

Demant AS (a)	2,358	99

H Lundbeck AS	4,721	27

Novo Nordisk AS ‘B’	16,812	1,165

		1,467

INDUSTRIALS 0.4%

AP Moller - Maersk AS ‘B’	491	913

DSV AS	2,014	483

ISS AS	5,106	143

Per Aarsleff Holding AS	639	66

		1,605

MATERIALS 0.1%

Novozymes AS ‘B’	6,207	445

UTILITIES 0.1%

Orsted AS	4,894	211

Total Denmark		5,143

FINLAND 1.3%

COMMUNICATION SERVICES 0.1%

Elisa Oyj	4,051	225

CONSUMER DISCRETIONARY 0.0%

Nokian Renkaat Oyj	3,964	29

CONSUMER STAPLES 0.1%

Kesko Oyj ‘B’	9,641	238

ENERGY 0.0%

Neste Oyj	7,228	98

FINANCIALS 0.4%

Mandatum Oyj	19,105	125

Nordea Bank Abp	12,406	184

Sampo Oyj ‘A’	75,245	810

Sampo OYJ ‘A’	12,800	136

		1,255

HEALTH CARE 0.1%

Orion Oyj ‘B’	4,943	372

INDUSTRIALS 0.3%

Kone Oyj ‘B’	9,783	644

Konecranes Oyj	855	68

Wartsila Oyj Abp	13,152	311

		1,023

INFORMATION TECHNOLOGY 0.1%

Nokia Oyj	44,368	230

TietoEVRY Oyj	7,835	149

		379

22	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
MATERIALS 0.1%

Kemira Oyj	5,949	$138

Outokumpu Oyj	21,893	91

Stora Enso Oyj ‘R’	11,363	123

UPM-Kymmene Oyj	3,657	100

		452

REAL ESTATE 0.0%

Kojamo Oyj	5,461	71

UTILITIES 0.1%

Fortum Oyj	28,492	534

Total Finland		4,676

FRANCE 6.9%

COMMUNICATION SERVICES 1.1%

Metropole Television SA	4,867	75

Orange SA	193,083	2,940

Publicis Groupe SA	4,092	462

Television Francaise SA	6,910	72

Ubisoft Entertainment SA (a)	3,861	43

Vivendi SE	100,130	346

		3,938

CONSUMER DISCRETIONARY 0.6%

Accor SA	2,342	123

Cie Generale des Etablissements Michelin SCA	5,799	216

FDJ UNITED	1,690	66

Forvia SE	5,140	52

Hermes International SCA	228	618

Kering SA	320	70

LVMH Moet Hennessy Louis Vuitton SE	117	61

Renault SA	13,704	633

SEB SA	964	91

Valeo SE	9,304	102

		2,032

CONSUMER STAPLES 0.8%

Carrefour SA	60,677	856

Danone SA	19,555	1,600

L’Oreal SA	355	152

Pernod Ricard SA	2,047	204

		2,812

ENERGY 0.2%

Technip Energies NV	3,193	134

TotalEnergies SE	8,640	528

		662

FINANCIALS 1.1%

Amundi SA	411	33

AXA SA	9,393	461

BNP Paribas SA	7,734	694

Credit Agricole SA	12,449	236

SCOR SE	10,250	341

Societe Generale SA	41,087	2,350

		4,115

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.8%

BioMerieux	1,315	$182

Clariane SE	6,771	41

EssilorLuxottica SA	2,373	652

Sanofi SA	19,016	1,841

Sartorius Stedim Biotech	473	113

		2,829

INDUSTRIALS 1.7%

Airbus SE	598	125

Alstom SA	4,037	94

Ayvens SA	3,350	37

Bouygues SA	9,628	436

Bureau Veritas SA	8,586	293

Cie de Saint-Gobain SA	5,328	626

Dassault Aviation SA	460	163

Eiffage SA	570	80

Legrand SA	1,352	181

Nexans SA	1,707	223

Rexel SA	16,263	502

Safran SA	4,033	1,315

Societe BIC SA	1,718	107

Thales SA	3,502	1,034

Vinci SA	6,539	964

		6,180

INFORMATION TECHNOLOGY 0.1%

Sopra Steria Group	782	191

MATERIALS 0.2%

Air Liquide SA	2,114	436

Eramet SA	388	21

Vicat SACA	2,471	171

		628

UTILITIES 0.3%

Engie SA	53,002	1,246

Rubis SCA	1,698	55

		1,301

Total France		24,688

GERMANY 6.5%

COMMUNICATION SERVICES 0.8%

Deutsche Telekom AG	53,767	1,968

Freenet AG	7,398	241

ProSiebenSat.1 Media SE	8,198	69

Scout24 SE	3,766	520

		2,798

CONSUMER DISCRETIONARY 0.8%

adidas AG	1,491	348

Bayerische Motoren Werke AG	13,636	1,215

Continental AG	5,384	470

Fielmann Group AG	1,606	107

Hornbach Holding AG & Co. KGaA	1,293	162

Hugo Boss AG	3,436	159

Mercedes-Benz Group AG	7,639	445

TUI AG (a)	5,092	45

Zalando SE (a)	2,824	93

		3,044

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

Beiersdorf AG	1,432	$180

KWS Saat SE & Co. KGaA	2,363	172

Suedzucker AG	5,744	75

		427

FINANCIALS 1.6%

Allianz SE	2,545	1,033

Commerzbank AG	45,473	1,433

Deutsche Bank AG	41,406	1,227

Deutsche Boerse AG	3,374	1,102

Deutsche Pfandbriefbank AG	13,356	83

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	722	469

Talanx AG	2,051	266

		5,613

HEALTH CARE 0.5%

Fresenius Medical Care AG	13,366	768

Fresenius SE & Co. KGaA	9,493	478

Gerresheimer AG	1,060	60

Merck KGaA	2,556	331

Siemens Healthineers AG	2,855	158

		1,795

INDUSTRIALS 1.2%

Bilfinger SE	2,844	274

Deutsche Lufthansa AG	13,942	118

Deutsche Post AG	12,610	584

Duerr AG	870	23

Hapag-Lloyd AG	545	82

Hochtief AG	636	126

KION Group AG	1,029	57

Knorr-Bremse AG	1,299	126

Krones AG	1,229	203

MTU Aero Engines AG	1,391	618

Rational AG	98	82

Rheinmetall AG	316	669

Siemens AG	5,566	1,430

		4,392

INFORMATION TECHNOLOGY 0.6%

SAP SE	7,149	2,186

MATERIALS 0.5%

Aurubis AG	933	97

BASF SE	4,868	241

Heidelberg Materials AG	1,219	287

K&S AG	20,055	368

Lanxess AG	3,502	105

Salzgitter AG	4,882	118

Symrise AG	2,807	294

thyssenkrupp AG	27,114	292

		1,802

REAL ESTATE 0.3%

LEG Immobilien SE	3,865	344

TAG Immobilien AG	8,024	143

Vonovia SE	13,577	482

		969

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	23

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.1%

E.ON SE	19,534	$360

Total Germany		23,386

HONG KONG 1.6%

COMMUNICATION SERVICES 0.1%

HKBN Ltd.	78,500	50

HKT Trust & HKT Ltd.	108,000	162

PCCW Ltd.	305,295	207

		419

CONSUMER DISCRETIONARY 0.1%

Bosideng International Holdings Ltd.	204,000	121

Chow Tai Fook Jewellery Group Ltd.	61,600	106

Galaxy Entertainment Group Ltd.	13,000	58

Johnson Electric Holdings Ltd.	17,000	47

Man Wah Holdings Ltd.	40,800	22

Skyworth Group Ltd.	188,000	73

		427

CONSUMER STAPLES 0.1%

WH Group Ltd.	278,000	268

FINANCIALS 0.5%

Hang Seng Bank Ltd.	19,700	296

Hong Kong Exchanges & Clearing Ltd.	15,700	844

Prudential PLC	35,820	448

		1,588

HEALTH CARE 0.0%

Grand Pharmaceutical Group Ltd.	33,500	37

United Laboratories International Holdings Ltd.	24,000	46

		83

INDUSTRIALS 0.3%

Cathay Pacific Airways Ltd.	39,000	53

CK Hutchison Holdings Ltd.	56,000	345

Jardine Matheson Holdings Ltd.	3,900	188

MTR Corp. Ltd.	50,000	180

Pacific Basin Shipping Ltd.	160,000	41

SITC International Holdings Co. Ltd.	13,000	42

Swire Pacific Ltd. ‘A’	19,500	167

Xinyi Glass Holdings Ltd.	45,000	43

		1,059

INFORMATION TECHNOLOGY 0.0%

Kingboard Holdings Ltd.	25,200	80

Kingboard Laminates Holdings Ltd.	53,000	65

		145

REAL ESTATE 0.3%

CK Asset Holdings Ltd.	44,500	196

Hongkong Land Holdings Ltd.	44,700	258

New World Development Co. Ltd.	49,000	36

Sino Land Co. Ltd.	10,000	11

Sun Hung Kai Properties Ltd.	42,000	484

	SHARES	MARKET VALUE (000S)

Wharf Holdings Ltd.	42,000	$128

		1,113

UTILITIES 0.2%

China Gas Holdings Ltd.	20,200	19

CK Infrastructure Holdings Ltd.	16,000	106

CLP Holdings Ltd.	28,100	238

HK Electric Investments & HK Electric Investments Ltd.	73,000	53

Hong Kong & China Gas Co. Ltd.	93,972	79

Power Assets Holdings Ltd.	33,000	212

		707

Total Hong Kong		5,809

IRELAND 1.3%

CONSUMER STAPLES 0.2%

Glanbia PLC	10,195	150

Kerry Group PLC ‘A’	3,147	348

		498

FINANCIALS 0.0%

Bank of Ireland Group PLC	3,292	47

HEALTH CARE 0.4%

Medtronic PLC	17,054	1,486

Perrigo Co. PLC	1,372	37

		1,523

INDUSTRIALS 0.6%

Allegion PLC	3,001	433

Experian PLC	9,511	490

Grafton Group PLC	7,490	105

Kingspan Group PLC	1,901	162

Ryanair Holdings PLC	6,052	172

Trane Technologies PLC	1,987	869

		2,231

MATERIALS 0.1%

James Hardie Industries PLC (a)	13,951	375

Total Ireland		4,674

ISRAEL 1.6%

COMMUNICATION SERVICES 0.0%

Bezeq The Israeli Telecommunication Corp. Ltd.	64,122	109

CONSUMER DISCRETIONARY 0.0%

Delta Galil Ltd.	1,454	77

Electra Consumer Products 1970 Ltd.	1,861	73

		150

CONSUMER STAPLES 0.1%

M Yochananof & Sons Ltd.	1,457	133

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,829	177

Strauss Group Ltd.	2,957	81

		391

ENERGY 0.1%

Delek Group Ltd.	355	74

Oil Refineries Ltd.	213,324	58

	SHARES	MARKET VALUE (000S)

Paz Retail & Energy Ltd.	287	$52

		184

FINANCIALS 0.6%

Bank Hapoalim BM	25,134	483

Bank Leumi Le-Israel BM	30,148	561

Harel Insurance Investments & Financial Services Ltd.	8,555	240

IDI Insurance Co. Ltd.	2,054	134

Israel Discount Bank Ltd. ‘A’	25,265	252

Menora Mivtachim Holdings Ltd.	2,438	192

Mizrahi Tefahot Bank Ltd.	3,386	221

Plus500 Ltd.	3,907	182

		2,265

HEALTH CARE 0.0%

Teva Pharmaceutical Industries Ltd. SP ADR (a)	4,576	77

INDUSTRIALS 0.3%

Danel Adir Yeoshua Ltd.	900	129

Elbit Systems Ltd.	351	156

Elco Ltd.	916	51

Electra Ltd.	64	41

Hilan Ltd.	2,589	220

ZIM Integrated Shipping Services Ltd.	18,231	293

		890

INFORMATION TECHNOLOGY 0.2%

Check Point Software Technologies Ltd. (a)	2,259	500

CyberArk Software Ltd. (a)	347	141

Monday.com Ltd. (a)	269	84

Nice Ltd. (a)	571	97

		822

MATERIALS 0.1%

ICL Group Ltd.	31,419	216

Israel Corp. Ltd.	114	38

		254

REAL ESTATE 0.2%

Africa Israel Residences Ltd.	2,187	196

Azrieli Group Ltd.	438	40

Big Shopping Centers Ltd. (a)	907	174

Melisron Ltd.	1,651	188

YH Dimri Construction & Development Ltd.	942	103

		701

Total Israel		5,843

ITALY 4.0%

COMMUNICATION SERVICES 0.3%

Infrastrutture Wireless Italiane SpA	9,009	110

MFE-MediaForEurope NV ‘A’	15,750	54

MFE-MediaForEurope NV ‘B’	5,530	26

Telecom Italia SpA (a)	2,031,601	1,004

		1,194

CONSUMER DISCRETIONARY 0.1%

Brembo NV	7,988	76

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

Ferrari NV	314	$154

Moncler SpA	3,679	210

PRADA SpA	4,500	28

		468

CONSUMER STAPLES 0.0%

Davide Campari-Milano NV	6,095	41

ENERGY 0.4%

Eni SpA	77,634	1,254

FINANCIALS 1.8%

Azimut Holding SpA	6,902	221

Banca Generali SpA	2,145	119

Banca IFIS SpA	7,450	199

Banca Mediolanum SpA	7,192	124

Banca Monte dei Paschi di Siena SpA	19,691	167

Banca Popolare di Sondrio SpA	30,139	419

Banco BPM SpA	39,989	467

BPER Banca SpA	90,634	823

FinecoBank Banca Fineco SpA	12,746	283

Generali	22,158	788

Intesa Sanpaolo SpA	119,638	689

Mediobanca Banca di Credito Finanziario SpA	6,106	142

Poste Italiane SpA	4,574	98

UniCredit SpA	19,098	1,281

Unipol Assicurazioni SpA	33,211	658

		6,478

HEALTH CARE 0.1%

DiaSorin SpA	909	97

Recordati Industria Chimica e Farmaceutica SpA	3,219	203

		300

INDUSTRIALS 0.6%

Enav SpA	15,455	71

Fincantieri SpA (a)	2,347	45

Iveco Group NV	15,284	301

Leonardo SpA	33,101	1,868

		2,285

MATERIALS 0.1%

Buzzi SpA	3,609	200

UTILITIES 0.6%

Enel SpA	120,907	1,148

Iren SpA	32,116	99

Italgas SpA	14,658	124

Snam SpA	53,685	325

Terna - Rete Elettrica Nazionale	31,589	325

		2,021

Total Italy		14,241

JAPAN 22.2%

COMMUNICATION SERVICES 2.9%

Capcom Co. Ltd.	19,000	649

CyberAgent, Inc.	23,500	269

DeNA Co. Ltd.	8,400	156

Fuji Media Holdings, Inc.	10,700	247

	SHARES	MARKET VALUE (000S)

GungHo Online Entertainment, Inc.	4,100	$78

Hakuhodo DY Holdings, Inc.	4,200	35

Internet Initiative Japan, Inc.	5,400	107

Kadokawa Corp.	3,700	103

Kakaku.com, Inc.	6,000	111

KDDI Corp.	89,400	1,535

Koei Tecmo Holdings Co. Ltd.	2,800	46

Konami Group Corp.	1,100	174

LY Corp.	29,400	108

Nexon Co. Ltd.	3,500	70

Nintendo Co. Ltd.	36,000	3,457

Nippon Telegraph & Telephone Corp.	1,616,400	1,728

Nippon Television Holdings, Inc.	9,600	222

SoftBank Corp.	633,900	982

Square Enix Holdings Co. Ltd.	3,100	232

Toho Co. Ltd.	1,500	88

		10,397

CONSUMER DISCRETIONARY 3.5%

Adastria Co. Ltd.	4,200	87

Aisin Corp.	19,500	249

Arata Corp.	200	4

Asics Corp.	18,200	464

ASKUL Corp.	1,100	12

Bandai Namco Holdings, Inc.	11,200	401

Bridgestone Corp.	14,800	605

DCM Holdings Co. Ltd.	15,600	144

Doutor Nichires Holdings Co. Ltd.	1,900	35

EDION Corp.	10,200	149

Exedy Corp.	6,000	172

Fast Retailing Co. Ltd.	1,500	514

Food & Life Cos., Ltd.	5,800	282

Goldwin, Inc.	500	28

Haseko Corp.	3,500	53

Heiwa Corp.	700	10

Honda Motor Co. Ltd.	42,400	409

Iida Group Holdings Co. Ltd.	5,800	82

Isetan Mitsukoshi Holdings Ltd.	8,400	128

Isuzu Motors Ltd.	17,400	220

J Front Retailing Co. Ltd.	8,400	114

JTEKT Corp.	12,900	106

JVCKenwood Corp.	10,300	83

K’s Holdings Corp.	15,000	152

Kohnan Shoji Co. Ltd.	5,200	141

Koito Manufacturing Co. Ltd.	5,400	65

Mazda Motor Corp.	26,200	158

McDonald’s Holdings Co. Japan Ltd.	5,600	232

Mitsubishi Motors Corp.	15,100	43

Mizuno Corp.	1,200	22

NHK Spring Co. Ltd.	10,400	113

Nikon Corp.	11,100	114

Nishimatsuya Chain Co. Ltd.	6,100	88

Nissan Motor Co. Ltd.	76,700	186

Nitori Holdings Co. Ltd.	3,100	298

NOK Corp.	10,200	151

Oriental Land Co. Ltd.	4,800	111

PALTAC Corp.	100	3

Pan Pacific International Holdings Corp.	7,100	244

Panasonic Holdings Corp.	7,700	82

Resorttrust, Inc.	1,800	22

Rinnai Corp.	300	7

	SHARES	MARKET VALUE (000S)

Ryohin Keikaku Co. Ltd.	5,700	$273

Saizeriya Co. Ltd.	4,800	166

Sangetsu Corp.	900	18

Sankyo Co. Ltd.	12,000	222

Sega Sammy Holdings, Inc.	5,900	141

Sekisui House Ltd.	8,600	189

Shimamura Co. Ltd.	1,600	112

Shimano, Inc.	1,700	246

Skylark Holdings Co. Ltd.	12,100	253

Sony Group Corp.	47,100	1,225

Stanley Electric Co. Ltd.	3,800	75

Subaru Corp.	3,100	54

Sumitomo Electric Industries Ltd.	19,100	410

Sumitomo Forestry Co. Ltd.	8,100	82

Sumitomo Rubber Industries Ltd.	11,300	128

Suzuki Motor Corp.	34,800	420

Takashimaya Co. Ltd.	19,800	155

Tokai Rika Co. Ltd.	5,300	82

Token Corp.	1,700	167

Tomy Co. Ltd.	7,800	176

Toyo Tire Corp.	3,800	81

Toyoda Gosei Co. Ltd.	5,700	112

Toyota Boshoku Corp.	6,400	87

Toyota Motor Corp.	20,500	353

TS Tech Co. Ltd.	5,900	69

USS Co. Ltd.	11,600	128

Yamada Holdings Co. Ltd.	43,300	136

Yamaha Corp.	2,100	15

Yamaha Motor Co. Ltd.	13,600	102

Zensho Holdings Co. Ltd.	4,700	284

ZOZO, Inc.	16,800	182

		12,726

CONSUMER STAPLES 2.5%

Aeon Co. Ltd.	21,700	665

Ain Holdings, Inc.	100	4

Ajinomoto Co., Inc.	27,300	741

Calbee, Inc.	4,900	93

Coca-Cola Bottlers Japan Holdings, Inc.	5,400	87

Cosmos Pharmaceutical Corp.	600	38

Earth Corp.	100	3

Ezaki Glico Co. Ltd.	1,000	32

Fuji Oil Co. Ltd.	6,500	127

H2O Retailing Corp.	4,400	58

House Foods Group, Inc.	4,700	91

Itoham Yonekyu Holdings, Inc.	4,220	144

Japan Tobacco, Inc.	40,800	1,202

Kagome Co. Ltd.	4,600	92

Kao Corp.	15,000	672

Kewpie Corp.	8,100	189

Kikkoman Corp.	4,600	43

Kirin Holdings Co. Ltd.	33,000	463

Kobayashi Pharmaceutical Co. Ltd.	1,000	37

Kobe Bussan Co. Ltd.	7,800	242

Kusuri No. Aoki Holdings Co. Ltd.	900	23

Lion Corp.	6,900	71

Maruha Nichiro Corp.	5,000	106

MatsukiyoCocokara & Co.	4,100	84

MEIJI Holdings Co. Ltd.	7,800	173

Mitsubishi Shokuhin Co. Ltd.	4,100	180

Morinaga & Co. Ltd.	9,200	152

Morinaga Milk Industry Co. Ltd.	3,300	74

NH Foods Ltd.	4,800	166

Nichirei Corp.	8,800	115

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	25

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Nippn Corp.	6,100	$90

Nisshin Oillio Group Ltd.	4,600	156

Nisshin Seifun Group, Inc.	8,900	106

Nissin Foods Holdings Co. Ltd.	3,900	81

Pigeon Corp.	6,400	78

Rohto Pharmaceutical Co. Ltd.	5,300	75

Sakata Seed Corp.	200	5

Sapporo Holdings Ltd.	1,500	77

Seven & i Holdings Co. Ltd.	75,100	1,209

Sugi Holdings Co. Ltd.	3,900	89

Sundrug Co. Ltd.	3,900	122

Suntory Beverage & Food Ltd.	5,100	163

Toyo Suisan Kaisha Ltd.	1,500	100

Tsuruha Holdings, Inc.	1,200	94

Unicharm Corp.	17,700	128

United Super Markets Holdings, Inc.	10,600	67

Yakult Honsha Co. Ltd.	4,800	90

Yamazaki Baking Co. Ltd.	6,000	134

		9,031

ENERGY 0.4%

Cosmo Energy Holdings Co. Ltd.	4,600	197

ENEOS Holdings, Inc.	114,300	567

Idemitsu Kosan Co. Ltd.	48,260	293

Inpex Corp.	21,700	305

Iwatani Corp.	3,400	36

Japan Petroleum Exploration Co. Ltd.	3,600	25

Modec, Inc.	800	34

		1,457

FINANCIALS 2.1%

Credit Saison Co. Ltd.	1,000	27

Dai-ichi Life Holdings, Inc.	73,000	555

Daiwa Securities Group, Inc.	19,800	141

Gunma Bank Ltd.	3,900	33

Hokuhoku Financial Group, Inc.	13,000	246

Hyakujushi Bank Ltd.	6,200	180

JAFCO Group Co. Ltd.	900	15

Japan Post Bank Co. Ltd.	45,900	495

Japan Post Holdings Co. Ltd.	64,300	596

Japan Post Insurance Co. Ltd.	6,500	147

Marui Group Co. Ltd.	1,800	38

Mebuki Financial Group, Inc.	6,900	36

Mitsubishi UFJ Financial Group, Inc.	52,300	713

Mizuho Financial Group, Inc.	58,800	1,632

MS&AD Insurance Group Holdings, Inc.	44,300	990

Nanto Bank Ltd.	6,100	174

Nishi-Nippon Financial Holdings, Inc.	14,600	219

Rakuten Bank Ltd. (a)	2,400	110

Resona Holdings, Inc.	13,300	123

SBI Sumishin Net Bank Ltd.	1,100	37

Seven Bank Ltd.	52,100	95

Sompo Holdings, Inc.	7,300	220

T&D Holdings, Inc.	3,200	70

Tokio Marine Holdings, Inc.	18,100	767

Zenkoku Hosho Co. Ltd.	400	9

		7,668

HEALTH CARE 1.7%

Alfresa Holdings Corp.	9,500	130

Astellas Pharma, Inc.	41,000	401

	SHARES	MARKET VALUE (000S)

Chugai Pharmaceutical Co. Ltd.	16,500	$862

Eisai Co. Ltd.	3,100	89

H.U. Group Holdings, Inc.	4,800	106

Hoya Corp.	2,700	321

Kaken Pharmaceutical Co. Ltd.	4,500	119

Kyowa Kirin Co. Ltd.	1,400	24

M3, Inc.	12,600	173

Medipal Holdings Corp.	10,100	164

Nihon Kohden Corp.	1,600	19

Olympus Corp.	23,800	283

Ono Pharmaceutical Co. Ltd.	6,500	71

Otsuka Holdings Co. Ltd.	4,000	198

Santen Pharmaceutical Co. Ltd.	10,200	117

Sawai Group Holdings Co. Ltd.	4,200	53

Shionogi & Co. Ltd.	20,000	360

Suzuken Co. Ltd.	4,700	170

Sysmex Corp.	3,300	58

Takeda Pharmaceutical Co. Ltd.	58,041	1,792

Terumo Corp.	9,500	174

Toho Holdings Co. Ltd.	5,700	184

Tsumura & Co.	4,600	111

		5,979

INDUSTRIALS 4.2%

AGC, Inc.	3,600	106

ANA Holdings, Inc.	7,400	145

Central Japan Railway Co.	12,700	284

COMSYS Holdings Corp.	5,100	118

Dai Nippon Printing Co. Ltd.	14,300	217

Daikin Industries Ltd.	1,800	211

DMG Mori Co. Ltd.	6,500	150

East Japan Railway Co.	26,100	561

EXEO Group, Inc.	10,400	132

FANUC Corp.	12,800	347

Fuji Electric Co. Ltd.	1,000	46

Fujikura Ltd.	6,000	316

Fujitec Co. Ltd.	4,900	210

Furukawa Electric Co. Ltd.	2,300	112

Glory Ltd.	1,200	28

Hanwa Co. Ltd.	4,600	173

Hazama Ando Corp.	9,900	100

Hikari Tsushin, Inc.	400	118

Hino Motors Ltd. (a)	21,900	54

Hitachi Ltd.	56,900	1,654

IHI Corp.	2,000	216

Japan Airlines Co. Ltd.	3,300	67

Japan Steel Works Ltd.	1,700	97

Kajima Corp.	7,100	185

Kamigumi Co. Ltd.	4,900	136

Kanadevia Corp.	16,800	114

Kandenko Co. Ltd.	13,300	307

Kawasaki Heavy Industries Ltd.	3,200	242

Keihan Holdings Co. Ltd.	600	13

Kinden Corp.	6,100	179

Kintetsu Group Holdings Co. Ltd. ‘L’	4,700	89

Kyushu Railway Co.	4,000	103

Lixil Corp.	5,200	60

Marubeni Corp.	10,900	220

Maruzen Showa Unyu Co. Ltd.	2,800	136

MEITEC Group Holdings, Inc.	4,500	99

MIRAIT ONE Corp.	5,600	98

Mitsubishi Heavy Industries Ltd.	46,000	1,151

Mitsui OSK Lines Ltd.	5,200	174

MonotaRO Co. Ltd.	8,800	173

	SHARES	MARKET VALUE (000S)

Nagase & Co. Ltd.	5,800	$112

Nagoya Railroad Co. Ltd.	3,600	41

Nankai Electric Railway Co. Ltd.	5,000	76

Nikkon Holdings Co. Ltd.	1,600	36

Nippon Express Holdings, Inc.	3,500	70

Nippon Yusen KK	8,600	309

Nisshinbo Holdings, Inc.	15,400	99

NSK Ltd.	24,300	114

Obayashi Corp.	16,700	253

Park24 Co. Ltd.	2,300	29

Penta-Ocean Construction Co. Ltd.	17,400	109

Persol Holdings Co. Ltd.	49,400	96

Recruit Holdings Co. Ltd.	12,700	747

Sanwa Holdings Corp.	4,600	153

Secom Co. Ltd.	6,600	237

Seibu Holdings, Inc.	5,600	201

Seino Holdings Co. Ltd.	6,500	100

Sekisui Chemical Co. Ltd.	8,600	156

Senko Group Holdings Co. Ltd.	11,400	155

SG Holdings Co. Ltd.	13,100	146

Shinmaywa Industries Ltd.	10,300	116

SHO-BOND Holdings Co. Ltd.	200	7

SMC Corp.	100	36

Sohgo Security Services Co. Ltd.	15,000	105

Sojitz Corp.	7,240	178

Sotetsu Holdings, Inc.	5,100	80

Sumitomo Heavy Industries Ltd.	1,900	39

Taikisha Ltd.	9,400	168

Taisei Corp.	6,200	361

Takeuchi Manufacturing Co. Ltd.	5,000	162

TechnoPro Holdings, Inc.	4,400	128

Tobu Railway Co. Ltd.	3,900	67

Tokyu Corp.	13,000	155

TOPPAN Holdings, Inc.	6,800	185

TOTO Ltd.	900	23

Toyota Industries Corp.	500	56

Toyota Tsusho Corp.	20,200	458

West Japan Railway Co.	10,000	229

Yamato Holdings Co. Ltd.	10,500	141

Yaskawa Electric Corp.	4,100	93

Yuasa Trading Co. Ltd.	4,600	144

		15,111

INFORMATION TECHNOLOGY 2.6%

Advantest Corp.	8,800	652

Alps Alpine Co. Ltd.	14,600	157

Azbil Corp.	3,400	32

BIPROGY, Inc.	4,500	188

Brother Industries Ltd.	5,100	88

Canon Marketing Japan, Inc.	4,200	154

Canon, Inc.	6,700	194

Citizen Watch Co. Ltd.	21,600	128

Daiwabo Holdings Co. Ltd.	5,700	102

Dexerials Corp.	4,800	74

Disco Corp.	800	237

DTS Corp.	5,000	179

FUJIFILM Holdings Corp.	22,800	494

Fujitsu Ltd.	45,100	1,094

Horiba Ltd.	100	8

Hosiden Corp.	6,200	95

Keyence Corp.	100	40

Kokusai Electric Corp.	3,300	79

Konica Minolta, Inc. (a)	39,700	129

Murata Manufacturing Co. Ltd.	19,900	294

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

NEC Corp.	52,600	$1,535

Nippon Electric Glass Co. Ltd.	6,200	147

Nomura Research Institute Ltd.	8,800	352

NS Solutions Corp.	2,300	65

NTT Data Group Corp.	5,500	152

Obic Co. Ltd.	9,700	377

Omron Corp.	3,400	92

Oracle Corp. Japan	400	48

Otsuka Corp.	9,100	185

Renesas Electronics Corp.	2,400	30

Ricoh Co. Ltd.	22,200	210

Sanken Electric Co. Ltd.	500	28

SCSK Corp.	6,400	193

Seiko Epson Corp.	5,900	78

Shimadzu Corp.	1,200	30

TIS, Inc.	5,600	188

Tokyo Electron Ltd.	3,900	747

Tokyo Seimitsu Co. Ltd.	500	33

Topcon Corp.	3,000	68

Toshiba TEC Corp.	200	4

Trend Micro, Inc.	3,400	235

Ulvac, Inc.	1,100	40

		9,255

MATERIALS 1.2%

ARE Holdings, Inc.	5,100	64

Daicel Corp.	11,100	93

DIC Corp.	1,000	20

Dowa Holdings Co. Ltd.	200	6

FP Corp.	200	4

JFE Holdings, Inc.	13,600	158

Kaneka Corp.	4,500	124

Kobe Steel Ltd.	19,400	212

Kuraray Co. Ltd.	6,500	83

Mitsubishi Chemical Group Corp.	55,100	290

Mitsubishi Materials Corp.	8,200	130

Mitsui Chemicals, Inc.	6,200	143

Mitsui Mining & Smelting Co. Ltd.	3,900	136

Nippon Light Metal Holdings Co. Ltd.	1,000	11

Nippon Paper Industries Co. Ltd. ‘L’	26,500	191

Nippon Sanso Holdings Corp.	700	27

Nippon Steel Corp.	17,200	325

Nissan Chemical Corp.	600	18

Nitto Denko Corp.	20,400	394

Oji Holdings Corp.	42,500	214

Osaka Soda Co. Ltd.	2,000	25

Rengo Co. Ltd.	4,700	25

Shin-Etsu Chemical Co. Ltd.	11,000	363

Sumitomo Chemical Co. Ltd.	96,500	233

Sumitomo Osaka Cement Co. Ltd.	5,000	131

Taiheiyo Cement Corp.	6,200	154

Teijin Ltd.	3,800	31

Tokuyama Corp.	5,700	119

Tokyo Ohka Kogyo Co. Ltd.	4,400	128

Tokyo Steel Manufacturing Co. Ltd.	10,500	110

Toray Industries, Inc.	8,600	59

Tosoh Corp.	5,700	83

Toyo Seikan Group Holdings Ltd.	8,900	174

UACJ Corp.	1,000	37

UBE Corp.	6,200	97

		4,412

REAL ESTATE 0.2%

Aeon Mall Co. Ltd.	3,700	72

	SHARES	MARKET VALUE (000S)

Daito Trust Construction Co. Ltd.	3,200	$348

Daiwa House Industry Co. Ltd.	4,600	158

Sumitomo Realty & Development Co. Ltd.	800	31

		609

UTILITIES 0.9%

Chubu Electric Power Co., Inc.	24,800	307

Chugoku Electric Power Co., Inc.	21,800	108

Electric Power Development Co. Ltd. ‘C’	9,500	162

Hokkaido Electric Power Co., Inc.	41,700	218

Hokuriku Electric Power Co.	21,000	105

Kansai Electric Power Co., Inc.	34,200	406

Kyushu Electric Power Co., Inc.	26,200	234

Nippon Gas Co. Ltd.	3,800	70

Osaka Gas Co. Ltd.	11,600	298

Shikoku Electric Power Co., Inc.	15,800	132

Toho Gas Co. Ltd.	4,900	137

Tohoku Electric Power Co., Inc.	26,200	191

Tokyo Electric Power Co. Holdings, Inc. (a)	62,700	209

Tokyo Gas Co. Ltd.	16,100	535

		3,112

Total Japan		79,757

LUXEMBOURG 0.5%

COMMUNICATION SERVICES 0.1%

RTL Group SA	2,138	94

SES SA	21,565	153

		247

HEALTH CARE 0.0%

Eurofins Scientific SE	2,054	146

MATERIALS 0.3%

Aperam SA	4,938	160

ArcelorMittal SA	24,909	791

		951

REAL ESTATE 0.1%

Aroundtown SA (a)	85,796	316

Total Luxembourg		1,660

MEXICO 0.0%

MATERIALS 0.0%

Fresnillo PLC	2,789	55

Total Mexico		55

NETHERLANDS 3.9%

COMMUNICATION SERVICES 0.2%

Koninklijke KPN NV	170,970	834

CONSUMER DISCRETIONARY 0.3%

Just Eat Takeaway.com NV (a)	3,290	75

Prosus NV	8,786	493

Stellantis NV	46,376	465

		1,033

CONSUMER STAPLES 1.0%

Heineken Holding NV	2,584	193

	SHARES	MARKET VALUE (000S)

Heineken NV	4,426	$386

JDE Peet’s NV	1,305	37

Koninklijke Ahold Delhaize NV	71,086	2,969

		3,585

ENERGY 0.1%

Koninklijke Vopak NV	3,413	170

SBM Offshore NV	4,387	116

		286

FINANCIALS 1.1%

ABN AMRO Bank NV	31,992	874

Adyen NV (a)	267	490

Aegon Ltd.	63,026	457

ASR Nederland NV	4,500	299

Euronext NV	3,450	591

ING Groep NV	38,826	851

NN Group NV	7,267	483

		4,045

HEALTH CARE 0.1%

Argenx SE ADR (a)	726	400

Qiagen NV	3,611	174

		574

INDUSTRIALS 0.4%

Arcadis NV	2,682	130

Ferrovial SE	6,158	328

IMCD NV	986	133

Randstad NV	4,282	198

TKH Group NV	1,111	51

Wolters Kluwer NV	3,777	632

		1,472

INFORMATION TECHNOLOGY 0.4%

ASM International NV	435	279

ASML Holding NV	741	594

BE Semiconductor Industries NV	1,181	176

NXP Semiconductors NV	1,441	315

		1,364

MATERIALS 0.3%

Akzo Nobel NV	13,298	933

OCI NV	5,286	48

		981

Total Netherlands		14,174

NEW ZEALAND 0.2%

COMMUNICATION SERVICES 0.0%

Spark New Zealand Ltd.	43,979	65

HEALTH CARE 0.1%

Fisher & Paykel Healthcare Corp. Ltd. ‘C’	6,700	147

INDUSTRIALS 0.0%

Auckland International Airport Ltd.	18,141	86

Fletcher Building Ltd. (a)	28,480	50

		136

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	27

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.0%

Xero Ltd. (a)	1,243	$147

UTILITIES 0.1%

Contact Energy Ltd.	17,159	94

Meridian Energy Ltd.	24,239	88

		182

Total New Zealand		677

NORWAY 1.2%

COMMUNICATION SERVICES 0.1%

Telenor ASA	30,564	476

Vend Marketplaces ASA	1,010	36

		512

CONSUMER STAPLES 0.2%

Mowi ASA	16,046	310

Orkla ASA	28,588	311

Salmar ASA	1,354	59

		680

ENERGY 0.2%

Aker Solutions ASA	41,727	144

Equinor ASA	17,597	444

Var Energi ASA	9,918	32

		620

FINANCIALS 0.2%

DNB Bank ASA	25,567	707

Gjensidige Forsikring ASA	5,407	137

SpareBank 1 Nord Norge	3,080	45

Storebrand ASA	2,738	39

		928

INDUSTRIALS 0.2%

Kongsberg Gruppen ASA	15,199	589

MPC Container Ships ASA	16,423	26

Tomra Systems ASA	8,684	136

Wallenius Wilhelmsen ASA	2,894	24

		775

INFORMATION TECHNOLOGY 0.1%

Atea ASA	12,003	190

MATERIALS 0.2%

Norsk Hydro ASA	29,208	167

Yara International ASA	12,988	479

		646

Total Norway		4,351

PORTUGAL 0.3%

CONSUMER STAPLES 0.1%

Jeronimo Martins SGPS SA	6,066	153

ENERGY 0.0%

Galp Energia SGPS SA	7,371	135

FINANCIALS 0.0%

Banco Comercial Portugues SA	172,187	134

	SHARES	MARKET VALUE (000S)
UTILITIES 0.2%

EDP SA	147,417	$641

REN - Redes Energeticas Nacionais SGPS SA	31,217	111

		752

Total Portugal		1,174

SINGAPORE 2.1%

COMMUNICATION SERVICES 0.5%

JOYY, Inc. ADR	891	45

NetLink NBN Trust	114,000	79

Sea Ltd. (a)	5,688	910

Singapore Telecommunications Ltd.	284,800	859

		1,893

CONSUMER STAPLES 0.1%

Golden Agri-Resources Ltd.	673,800	133

Wilmar International Ltd.	91,900	207

		340

FINANCIALS 1.1%

DBS Group Holdings Ltd.	49,070	1,733

Oversea-Chinese Banking Corp. Ltd.	61,300	786

Singapore Exchange Ltd.	25,300	296

United Overseas Bank Ltd.	39,000	1,104

		3,919

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	81,500	92

Grab Holdings Ltd. ‘A’ (a)	6,066	31

Jardine Cycle & Carriage Ltd.	4,400	84

Keppel Ltd.	36,900	215

Singapore Airlines Ltd.	68,000	373

Singapore Technologies Engineering Ltd.	59,400	364

		1,159

INFORMATION TECHNOLOGY 0.0%

Venture Corp. Ltd.	10,500	94

UTILITIES 0.1%

Sembcorp Industries Ltd.	22,100	119

Total Singapore		7,524

SOUTH AFRICA 0.0%

FINANCIALS 0.0%

Investec PLC	6,229	47

MATERIALS 0.0%

Valterra Platinum Ltd. (a)	2,344	103

Total South Africa		150

SPAIN 4.3%

COMMUNICATION SERVICES 0.5%

Cellnex Telecom SA	7,957	310

Telefonica SA	276,743	1,456

		1,766

CONSUMER DISCRETIONARY 0.2%

Amadeus IT Group SA	1,223	103

	SHARES	MARKET VALUE (000S)

Gestamp Automocion SA	23,767	$82

Industria de Diseno Textil SA	7,582	396

		581

CONSUMER STAPLES 0.0%

Viscofan SA	2,155	153

ENERGY 0.2%

Repsol SA	53,934	789

FINANCIALS 1.6%

Banco Bilbao Vizcaya Argentaria SA	30,086	463

Banco de Sabadell SA	419,583	1,336

Banco Santander SA	326,086	2,700

Bankinter SA	7,556	99

CaixaBank SA	23,934	207

Mapfre SA	95,917	393

Unicaja Banco SA	176,061	416

		5,614

HEALTH CARE 0.1%

Almirall SA	7,729	97

Grifols SA (a)	15,147	185

		282

INDUSTRIALS 0.3%

ACS Actividades de Construccion y Servicios SA	7,389	514

Aena SME SA	7,020	187

Logista Integral SA	5,095	167

Sacyr SA	35,707	146

		1,014

MATERIALS 0.0%

Acerinox SA	9,964	127

UTILITIES 1.4%

EDP Renovaveis SA	4,981	56

Enagas SA	9,335	157

Endesa SA	21,284	674

Iberdrola SA	171,884	3,307

Naturgy Energy Group SA	10,235	326

Redeia Corp. SA	24,039	514

		5,034

Total Spain		15,360

SWEDEN 2.3%

COMMUNICATION SERVICES 0.6%

Spotify Technology SA (a)	1,014	778

Tele2 AB ‘B’	29,130	425

Telia Co. AB	225,516	811

		2,014

CONSUMER DISCRETIONARY 0.1%

Autoliv, Inc.	866	97

Betsson AB ‘B’	3,539	75

Bilia AB ‘A’	5,798	78

Electrolux AB ‘B’ (a)	9,255	66

Scandic Hotels Group AB	25,903	226

		542

28	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.2%

AAK AB	7,031	$185

Axfood AB	3,488	103

Essity AB ‘B’	19,744	547

		835

FINANCIALS 0.2%

Svenska Handelsbanken AB ‘A’	32,982	441

Swedbank AB ‘A’	17,433	462

		903

HEALTH CARE 0.1%

Elekta AB ‘B’	3,808	20

Getinge AB ‘B’	4,956	100

Swedish Orphan Biovitrum AB (a)	2,279	69

		189

INDUSTRIALS 0.6%

AddTech AB ‘B’	4,544	155

Atlas Copco AB ‘A’	18,398	297

Beijer Ref AB	1,973	31

Epiroc AB ‘A’	10,408	227

Lifco AB ‘B’	2,547	103

Saab AB ‘B’	3,941	220

Sandvik AB	9,069	208

Securitas AB ‘B’	6,967	104

Skanska AB ‘B’	3,198	75

SKF AB ‘B’	4,685	108

Volvo AB ‘B’	18,560	522

		2,050

INFORMATION TECHNOLOGY 0.4%

Mycronic AB	3,432	73

Telefonaktiebolaget LM Ericsson ‘B’	169,752	1,451

		1,524

MATERIALS 0.1%

Hexpol AB	5,197	50

SSAB AB ‘A’	38,022	229

		279

REAL ESTATE 0.0%

Samhallsbyggnadsbolaget i Norden AB	55,695	33

Total Sweden		8,369

SWITZERLAND 7.3%

COMMUNICATION SERVICES 0.1%

Swisscom AG	713	506

CONSUMER DISCRETIONARY 0.2%

Cie Financiere Richemont SA ‘A’	1,658	314

Garmin Ltd.	2,545	531

		845

CONSUMER STAPLES 0.8%

Barry Callebaut AG	55	60

Chocoladefabriken Lindt & Spruengli AG	20	337

Coca-Cola HBC AG	4,622	242

Emmi AG	60	60

	SHARES	MARKET VALUE (000S)

Nestle SA	23,193	$2,306

		3,005

FINANCIALS 2.0%

Baloise Holding AG	1,394	329

Banque Cantonale Vaudoise	1,299	150

Cembra Money Bank AG	1,384	174

Helvetia Holding AG	1,284	301

Julius Baer Group Ltd.	1,178	80

Partners Group Holding AG	184	241

St Galler Kantonalbank AG ‘A’	159	96

Swiss Life Holding AG	787	797

Swiss Re AG	10,184	1,762

Valiant Holding AG	1,164	177

Vaudoise Assurances Holding SA	132	102

Zurich Insurance Group AG	4,279	2,994

		7,203

HEALTH CARE 2.1%

Galderma Group AG	552	80

Galenica AG	1,833	200

Lonza Group AG	545	390

Novartis AG	19,684	2,389

Roche Holding AG	11,711	3,823

Sandoz Group AG	4,365	239

Sonova Holding AG	807	241

Straumann Holding AG	414	54

		7,416

INDUSTRIALS 1.2%

ABB Ltd.	11,165	669

Adecco Group AG	10,570	315

Belimo Holding AG	101	103

Bucher Industries AG	211	105

Daetwyler Holding AG	570	86

DKSH Holding AG	1,385	108

dormakaba Holding AG	256	234

Flughafen Zurich AG	480	137

Forbo Holding AG	52	54

Geberit AG	277	218

Georg Fischer AG	749	61

Kuehne & Nagel International AG	1,182	256

Schindler Holding AG	1,992	742

SGS SA	2,693	273

Siemens Energy AG (a)	4,782	559

Sulzer AG	780	141

VAT Group AG	358	152

		4,213

INFORMATION TECHNOLOGY 0.1%

ALSO Holding AG	118	40

Landis & Gyr Group AG	1,547	109

Logitech International SA	404	37

Temenos AG	773	55

		241

MATERIALS 0.4%

EMS-Chemie Holding AG	107	81

Givaudan SA	130	631

Glencore PLC	70,051	273

Holcim AG	4,807	357

SIG Group AG	5,032	93

	SHARES	MARKET VALUE (000S)

Sika AG	86	$23

		1,458

REAL ESTATE 0.3%

Allreal Holding AG	810	190

PSP Swiss Property AG	2,022	374

Swiss Prime Site AG	3,399	510

		1,074

UTILITIES 0.1%

BKW AG	920	202

Total Switzerland		26,163

UNITED KINGDOM 14.9%

COMMUNICATION SERVICES 0.5%

Auto Trader Group PLC	17,714	201

BT Group PLC	318,504	848

Vodafone Group PLC	527,691	565

WPP PLC	19,497	137

		1,751

CONSUMER DISCRETIONARY 1.2%

B&M European Value Retail SA	66,278	247

Barratt Redrow PLC	29,189	183

Berkeley Group Holdings PLC	3,409	181

Burberry Group PLC	10,337	168

Compass Group PLC	22,051	747

Deliveroo PLC (a)	14,752	36

Entain PLC	4,309	53

Frasers Group PLC (a)	10,518	98

Games Workshop Group PLC	1,381	307

Greggs PLC	4,068	107

Inchcape PLC	9,702	97

InterContinental Hotels Group PLC	3,064	350

Kingfisher PLC	94,206	376

Mitchells & Butlers PLC (a)	29,238	115

Next PLC	1,235	211

Pearson PLC	26,480	390

Persimmon PLC	26,267	467

Pets at Home Group PLC	15,602	56

Taylor Wimpey PLC	164,783	269

		4,458

CONSUMER STAPLES 4.1%

Associated British Foods PLC	4,930	139

British American Tobacco PLC	77,347	3,678

Coca-Cola Europacific Partners PLC	2,261	210

Cranswick PLC	1,817	133

Diageo PLC	16,707	421

Imperial Brands PLC	41,786	1,651

J Sainsbury PLC	178,597	711

Marks & Spencer Group PLC	127,983	623

Premier Foods PLC	61,721	169

Reckitt Benckiser Group PLC	19,108	1,302

Tate & Lyle PLC	18,194	129

Tesco PLC	370,277	2,041

Unilever PLC	55,471	3,385

		14,592

ENERGY 0.2%

BP PLC	64,169	320

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	29

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Shell PLC	2,546	$89

Subsea 7 SA	12,944	243

		652

FINANCIALS 3.2%

3i Group PLC	26,249	1,486

Aberdeen Group PLC	65,663	169

Admiral Group PLC	11,429	513

Aviva PLC	41,223	350

Barclays PLC	253,656	1,172

Beazley PLC	6,229	80

Close Brothers Group PLC (a)	7,909	40

Direct Line Insurance Group PLC	93,891	396

HSBC Holdings PLC	168,312	2,036

IG Group Holdings PLC	20,237	296

Legal & General Group PLC	86,433	302

Lloyds Banking Group PLC	657,558	691

London Stock Exchange Group PLC	9,269	1,356

M&G PLC	162,087	573

Man Group PLC	54,470	127

NatWest Group PLC	192,379	1,351

Schroders PLC	22,112	110

St James’s Place PLC	5,052	82

Standard Chartered PLC	23,777	394

		11,524

HEALTH CARE 1.4%

AstraZeneca PLC	6,029	839

ConvaTec Group PLC	44,119	175

GSK PLC	134,924	2,572

Haleon PLC	208,367	1,071

Hikma Pharmaceuticals PLC	6,808	186

Smith & Nephew PLC	11,567	177

		5,020

INDUSTRIALS 2.3%

Ashtead Group PLC	2,922	187

Babcock International Group PLC	19,575	308

BAE Systems PLC	111,373	2,890

Balfour Beatty PLC	25,532	183

Bunzl PLC	5,213	166

Diploma PLC	2,898	195

easyJet PLC	10,838	79

Firstgroup PLC	66,319	210

Howden Joinery Group PLC	23,939	282

IMI PLC	8,431	243

International Consolidated Airlines Group SA	63,143	296

Intertek Group PLC	5,006	326

Morgan Sindall Group PLC	3,286	206

Pagegroup PLC	12,069	44

QinetiQ Group PLC	12,927	92

RELX PLC	20,762	1,125

Rentokil Initial PLC	33,063	160

Rolls-Royce Holdings PLC	54,317	720

Rotork PLC	8,967	40

RS Group PLC	10,254	81

Smiths Group PLC	2,678	83

Travis Perkins PLC	6,320	53

Weir Group PLC	5,502	188

		8,157

INFORMATION TECHNOLOGY 0.2%

Atlassian Corp. Ltd. ‘A’ (a)	776	158

	SHARES	MARKET VALUE (000S)

Computacenter PLC	2,680	$88

Halma PLC	4,414	194

Sage Group PLC	18,292	314

		754

MATERIALS 0.8%

Anglo American PLC	16,691	492

Anglogold Ashanti PLC	7,864	359

Croda International PLC	3,239	130

Johnson Matthey PLC	9,849	235

Mondi PLC	13,959	228

Rio Tinto PLC	24,935	1,451

		2,895

UTILITIES 1.0%

Centrica PLC	156,927	348

Drax Group PLC	21,714	207

National Grid PLC	131,355	1,928

Pennon Group PLC	12,206	84

Severn Trent PLC	8,578	322

SSE PLC	10,421	263

United Utilities Group PLC	21,513	338

		3,490

Total United Kingdom		53,293

UNITED STATES 0.4%

CONSUMER DISCRETIONARY 0.1%

Carnival PLC (a)	9,528	242

FINANCIALS 0.1%

Brookfield Asset Management Ltd. ‘A’	6,470	358

INDUSTRIALS 0.1%

RB Global, Inc.	4,136	439

MATERIALS 0.1%

Amrize Ltd. (a)	4,807	240

SSR Mining, Inc. (a)	7,904	101

		341

Total United States		1,380

Total Common Stocks (Cost $278,329)		349,219

PREFERRED STOCKS 0.6%

GERMANY 0.6%

INDUSTRIALS 0.6%

Draegerwerk AG & Co. KGaA	866	68

Fuchs SE	5,717	316

Henkel AG & Co. KGaA	4,387	345

KSB SE & Co. KGaA	102	106

Sartorius AG	259	66

Volkswagen AG	12,593	1,331

		2,232

Total Preferred Stocks (Cost $2,099)		2,232

REAL ESTATE INVESTMENT TRUSTS 1.2%

AUSTRALIA 0.1%

REAL ESTATE 0.1%

Charter Hall Group	18,983	241

	SHARES	MARKET VALUE (000S)

Dexus	11,496	$50

Stockland	42,012	149

		440

Total Australia		440

BELGIUM 0.1%

REAL ESTATE 0.1%

Aedifica SA	689	54

Cofinimmo SA	1,282	117

Retail Estates NV	2,239	162

Warehouses De Pauw CVA	2,669	66

		399

Total Belgium		399

CANADA 0.0%

REAL ESTATE 0.0%

Allied Properties Real Estate Investment Trust	2,683	34

Total Canada		34

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre SA	6,124	242

Total France		242

HONG KONG 0.2%

REAL ESTATE 0.2%

Fortune Real Estate Investment Trust	93,000	57

Link REIT	78,600	421

		478

Total Hong Kong		478

JAPAN 0.5%

REAL ESTATE 0.5%

Activia Properties, Inc.	21	18

Advance Residence Investment Corp.	96	100

AEON REIT Investment Corp.	62	55

Daiwa House REIT Investment Corp.	47	79

Daiwa Office Investment Corp.	4	9

GLP J-Reit	60	54

Hulic Reit, Inc.	54	58

Industrial & Infrastructure Fund Investment Corp.	54	46

Invincible Investment Corp.	269	116

Japan Hotel REIT Investment Corp.	362	191

Japan Metropolitan Fund Invest	160	113

Japan Prime Realty Investment Corp.	32	21

Japan Real Estate Investment Corp.	301	246

KDX Realty Investment Corp.	63	68

LaSalle Logiport REIT	158	153

Mori Hills REIT Investment Corp.	55	51

Nippon Building Fund, Inc.	51	47

Nippon Prologis REIT, Inc.	132	73

Nomura Real Estate Master Fund, Inc.	62	63

Orix JREIT, Inc.	59	77

Sekisui House Reit, Inc.	152	80

United Urban Investment Corp.	97	105

		1,823

Total Japan		1,823

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)
LUXEMBOURG 0.1%

REAL ESTATE 0.1%

Shurgard Self Storage Ltd.	2,619	$114

Total Luxembourg		114

SINGAPORE 0.1%

REAL ESTATE 0.1%

CapitaLand Ascendas REIT	65,000	137

CapitaLand Integrated Commercial Trust	56,480	96

Keppel DC REIT	58,225	107

Keppel REIT	5,720	4

Mapletree Industrial Trust	48,335	78

		422

Total Singapore		422

	SHARES	MARKET VALUE (000S)
SPAIN 0.0%

REAL ESTATE 0.0%

Inmobiliaria Colonial Socimi SA	5,531	$39

Total Spain		39

UNITED KINGDOM 0.0%

REAL ESTATE 0.0%

Assura PLC	61,019	42

Big Yellow Group PLC	4,732	66

		108

Total United Kingdom		108

Total Real Estate Investment Trusts (Cost $4,216)		4,099

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

CANADA 0.0%

INFORMATION TECHNOLOGY 0.0%

Constellation Software, Inc. - Exp. 03/31/2040 «	58	$0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $284,644)		355,550

Total Investments 99.2% (Cost $284,644)		$355,550

Other Assets and Liabilities, net 0.8%		2,945

Net Assets 100.0%		$358,495

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.

(b) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Agnico Eagle Mines Ltd.	03/21/2025 - 06/20/2025	$574	$629	0.18%
Constellation Software, Inc.	03/01/2019 - 06/04/2025	188	345	0.10
Definity Financial Corp.	06/20/2025	33	35	0.01
Great-West Lifeco, Inc.	06/20/2025	70	72	0.02
Lassonde Industries, Inc.	06/20/2025	129	123	0.03
Parkland Corp.	06/20/2025	62	62	0.02
Stella-Jones, Inc.	06/16/2023 - 06/04/2025	43	47	0.01

		$1,099	$1,313	0.37%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$827	$0	$827
Consumer Discretionary	0	1,845	0	1,845
Consumer Staples	0	1,369	0	1,369
Energy	0	236	0	236
Financials	0	3,589	0	3,589

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Health Care	$0	$1,543	$0	$1,543
Industrials	0	1,842	0	1,842
Materials	0	3,446	0	3,446
Real Estate	0	61	0	61
Utilities	0	493	0	493
Austria
Energy	0	97	0	97
Financials	0	378	0	378

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	31

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Industrials	$0	$140	$0	$140
Materials	0	157	0	157
Real Estate	0	102	0	102
Utilities	0	70	0	70
Belgium
Communication Services	0	88	0	88
Consumer Discretionary	0	83	0	83
Consumer Staples	0	205	0	205
Financials	0	293	0	293
Health Care	0	932	0	932
Industrials	0	158	0	158
Materials	0	94	0	94
Utilities	0	135	0	135
Canada
Communication Services	1,289	0	0	1,289
Consumer Discretionary	2,450	0	0	2,450
Consumer Staples	3,337	0	0	3,337
Energy	3,319	0	0	3,319
Financials	7,058	0	0	7,058
Health Care	27	0	0	27
Industrials	2,457	0	0	2,457
Information Technology	2,295	0	0	2,295
Materials	4,180	0	0	4,180
Real Estate	273	0	0	273
Utilities	1,579	0	0	1,579
Chile
Materials	0	225	0	225
Denmark
Consumer Discretionary	0	187	0	187
Consumer Staples	105	419	0	524
Financials	0	704	0	704
Health Care	0	1,467	0	1,467
Industrials	0	1,605	0	1,605
Materials	0	445	0	445
Utilities	0	211	0	211
Finland
Communication Services	0	225	0	225
Consumer Discretionary	0	29	0	29
Consumer Staples	0	238	0	238
Energy	0	98	0	98
Financials	0	1,255	0	1,255
Health Care	0	372	0	372
Industrials	0	1,023	0	1,023
Information Technology	0	379	0	379
Materials	0	452	0	452
Real Estate	0	71	0	71
Utilities	0	534	0	534
France
Communication Services	0	3,938	0	3,938
Consumer Discretionary	0	2,032	0	2,032
Consumer Staples	0	2,812	0	2,812
Energy	0	662	0	662
Financials	0	4,115	0	4,115
Health Care	0	2,829	0	2,829
Industrials	0	6,180	0	6,180
Information Technology	0	191	0	191
Materials	0	628	0	628
Utilities	0	1,301	0	1,301
Germany
Communication Services	0	2,798	0	2,798
Consumer Discretionary	0	3,044	0	3,044
Consumer Staples	0	427	0	427
Financials	0	5,613	0	5,613
Health Care	0	1,795	0	1,795
Industrials	0	4,392	0	4,392
Information Technology	0	2,186	0	2,186
Materials	0	1,802	0	1,802
Real Estate	0	969	0	969
Utilities	0	360	0	360
Hong Kong
Communication Services	0	419	0	419
Consumer Discretionary	0	427	0	427

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Consumer Staples	$0	$268	$0	$268
Financials	0	1,588	0	1,588
Health Care	0	83	0	83
Industrials	42	1,017	0	1,059
Information Technology	0	145	0	145
Real Estate	386	727	0	1,113
Utilities	53	654	0	707
Ireland
Consumer Staples	0	498	0	498
Financials	0	47	0	47
Health Care	1,523	0	0	1,523
Industrials	1,302	929	0	2,231
Materials	0	375	0	375
Israel
Communication Services	0	109	0	109
Consumer Discretionary	0	150	0	150
Consumer Staples	0	391	0	391
Energy	0	184	0	184
Financials	0	2,265	0	2,265
Health Care	77	0	0	77
Industrials	293	597	0	890
Information Technology	725	97	0	822
Materials	0	254	0	254
Real Estate	0	701	0	701
Italy
Communication Services	0	1,194	0	1,194
Consumer Discretionary	0	468	0	468
Consumer Staples	0	41	0	41
Energy	0	1,254	0	1,254
Financials	0	6,478	0	6,478
Health Care	0	300	0	300
Industrials	0	2,285	0	2,285
Materials	0	200	0	200
Utilities	0	2,021	0	2,021
Japan
Communication Services	0	10,397	0	10,397
Consumer Discretionary	0	12,726	0	12,726
Consumer Staples	0	9,031	0	9,031
Energy	0	1,457	0	1,457
Financials	0	7,668	0	7,668
Health Care	0	5,979	0	5,979
Industrials	0	15,111	0	15,111
Information Technology	0	9,255	0	9,255
Materials	0	4,412	0	4,412
Real Estate	0	609	0	609
Utilities	0	3,112	0	3,112
Luxembourg
Communication Services	0	247	0	247
Health Care	0	146	0	146
Materials	0	951	0	951
Real Estate	0	316	0	316
Mexico
Materials	0	55	0	55
Netherlands
Communication Services	0	834	0	834
Consumer Discretionary	0	1,033	0	1,033
Consumer Staples	0	3,585	0	3,585
Energy	0	286	0	286
Financials	0	4,045	0	4,045
Health Care	426	148	0	574
Industrials	0	1,472	0	1,472
Information Technology	315	1,049	0	1,364
Materials	0	981	0	981
New Zealand
Communication Services	0	65	0	65
Health Care	0	147	0	147
Industrials	86	50	0	136
Information Technology	0	147	0	147
Utilities	88	94	0	182
Norway
Communication Services	0	512	0	512

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Consumer Staples	$59	$621	$0	$680
Energy	0	620	0	620
Financials	0	928	0	928
Industrials	615	160	0	775
Information Technology	190	0	0	190
Materials	0	646	0	646
Portugal
Consumer Staples	0	153	0	153
Energy	0	135	0	135
Financials	0	134	0	134
Utilities	0	752	0	752
Singapore
Communication Services	1,034	859	0	1,893
Consumer Staples	133	207	0	340
Financials	0	3,919	0	3,919
Industrials	31	1,128	0	1,159
Information Technology	0	94	0	94
Utilities	0	119	0	119
South Africa
Financials	47	0	0	47
Materials	103	0	0	103
Spain
Communication Services	0	1,766	0	1,766
Consumer Discretionary	0	581	0	581
Consumer Staples	0	153	0	153
Energy	0	789	0	789
Financials	0	5,614	0	5,614
Health Care	0	282	0	282
Industrials	167	847	0	1,014
Materials	0	127	0	127
Utilities	1,000	4,034	0	5,034
Sweden
Communication Services	778	1,236	0	2,014
Consumer Discretionary	97	445	0	542
Consumer Staples	0	835	0	835
Financials	0	903	0	903
Health Care	0	189	0	189
Industrials	0	2,050	0	2,050
Information Technology	0	1,524	0	1,524
Materials	0	279	0	279
Real Estate	0	33	0	33
Switzerland
Communication Services	0	506	0	506
Consumer Discretionary	531	314	0	845
Consumer Staples	0	3,005	0	3,005
Financials	0	7,203	0	7,203
Health Care	0	7,416	0	7,416

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Industrials	$0	$4,213	$0	$4,213
Information Technology	0	241	0	241
Materials	0	1,458	0	1,458
Real Estate	0	1,074	0	1,074
Utilities	0	202	0	202
United Kingdom
Communication Services	0	1,751	0	1,751
Consumer Discretionary	0	4,458	0	4,458
Consumer Staples	379	14,213	0	14,592
Energy	0	652	0	652
Financials	0	11,524	0	11,524
Health Care	0	5,020	0	5,020
Industrials	210	7,947	0	8,157
Information Technology	158	596	0	754
Materials	359	2,536	0	2,895
Utilities	0	3,490	0	3,490
United States
Consumer Discretionary	0	242	0	242
Financials	358	0	0	358
Industrials	439	0	0	439
Materials	341	0	0	341
Preferred Stocks
Germany
Industrials	0	2,232	0	2,232
Real Estate Investment Trusts
Australia
Real Estate	0	440	0	440
Belgium
Real Estate	0	399	0	399
Canada
Real Estate	34	0	0	34
France
Real Estate	0	242	0	242
Hong Kong
Real Estate	0	478	0	478
Japan
Real Estate	0	1,823	0	1,823
Luxembourg
Real Estate	0	114	0	114
Singapore
Real Estate	0	422	0	422
Spain
Real Estate	0	39	0	39
United Kingdom
Real Estate	0	108	0	108

Total Investments	$40,748	$314,802	$0	$355,550

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	33

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%

COMMON STOCKS 97.4%

IRELAND 0.4%

HEALTH CARE 0.0%

Jazz Pharmaceuticals PLC (a)	563	$60

INFORMATION TECHNOLOGY 0.4%

Accenture PLC ‘A’	2,283	682

Total Ireland		742

SWITZERLAND 0.1%

MATERIALS 0.1%

Amcor PLC	9,866	91

Total Switzerland		91

UNITED KINGDOM 0.6%

COMMUNICATION SERVICES 0.0%

Liberty Global Ltd. ‘C’ (a)	6,400	66

CONSUMER STAPLES 0.0%

Nomad Foods Ltd.	45	1

ENERGY 0.1%

TechnipFMC PLC	3,614	124

FINANCIALS 0.5%

Aon PLC ‘A’	1,573	561

Janus Henderson Group PLC	2,042	79

Willis Towers Watson PLC	736	226

		866

INDUSTRIALS 0.0%

Pentair PLC	844	87

Total United Kingdom		1,144

UNITED STATES 96.3%

COMMUNICATION SERVICES 8.0%

Altice USA, Inc. ‘A’ (a)	7,145	15

AT&T, Inc.	83,388	2,413

Charter Communications, Inc. ‘A’ (a)	3,053	1,248

Comcast Corp. ‘A’	20,064	716

EchoStar Corp. ‘A’ (a)	453	13

Electronic Arts, Inc.	2,345	375

Fox Corp. ‘A’	6,627	371

Frontier Communications Parent, Inc. (a)	862	31

GCI Liberty, Inc. «(a)	221	0

Iridium Communications, Inc.	611	19

John Wiley & Sons, Inc. ‘A’	668	30

Liberty Broadband Corp. ‘C’ (a)	1,296	128

Liberty Media Corp.-Liberty Formula One (a)	769	80

Lumen Technologies, Inc. (a)	24,288	106

Match Group, Inc.	814	25

Meta Platforms, Inc. ‘A’	4,195	3,096

Netflix, Inc. (a)	819	1,097

New York Times Co. ‘A’	1,344	75

News Corp. ‘A’	2,087	62

Nexstar Media Group, Inc.	832	144

Omnicom Group, Inc.	1,295	93

	SHARES	MARKET VALUE (000S)

Paramount Global ‘B’	1,573	$20

ROBLOX Corp. ‘A’ (a)	2,313	243

Roku, Inc. (a)	494	44

Sirius XM Holdings, Inc.	1,628	37

T-Mobile U.S., Inc.	3,773	899

Take-Two Interactive Software, Inc. (a)	1,588	386

TEGNA, Inc.	2,651	45

Telephone & Data Systems, Inc.	1,585	56

TKO Group Holdings, Inc.	288	53

U.S. Cellular Corp. (a)	314	20

Verizon Communications, Inc.	48,547	2,101

Walt Disney Co.	2,667	331

Warner Bros Discovery, Inc. (a)	13,988	160

Yelp, Inc. (a)	1,253	43

		14,575

CONSUMER DISCRETIONARY 10.2%

Abercrombie & Fitch Co. ‘A’ (a)	2,354	195

Academy Sports & Outdoors, Inc.	920	41

Acushnet Holdings Corp.	455	33

Adient PLC (a)	2,552	50

Adtalem Global Education, Inc. (a)	932	119

Advance Auto Parts, Inc.	331	15

American Eagle Outfitters, Inc.	7,119	69

Aramark	993	42

Asbury Automotive Group, Inc. (a)	471	112

AutoNation, Inc. (a)	802	159

AutoZone, Inc. (a)	144	535

Bath & Body Works, Inc.	851	26

Best Buy Co., Inc.	3,994	268

Booking Holdings, Inc.	203	1,175

BorgWarner, Inc.	2,173	73

Boyd Gaming Corp.	454	36

Bright Horizons Family Solutions, Inc. (a)	469	58

Brunswick Corp.	1,464	81

Buckle, Inc.	1,242	56

Carnival Corp. (a)	4,457	125

Carter’s, Inc.	1,969	59

Champion Homes, Inc. (a)	291	18

Coupang, Inc. (a)	3,990	120

Cracker Barrel Old Country Store, Inc.	611	37

Dana, Inc.	3,522	60

Darden Restaurants, Inc.	633	138

Deckers Outdoor Corp. (a)	1,066	110

Dick’s Sporting Goods, Inc.	604	119

Dillard’s, Inc. ‘A’	159	66

Domino’s Pizza, Inc.	477	215

DoorDash, Inc. ‘A’ (a)	1,320	325

Dorman Products, Inc. (a)	337	41

eBay, Inc.	12,305	916

Expedia Group, Inc.	373	63

Flutter Entertainment PLC (a)	234	67

Foot Locker, Inc. (a)	3,414	84

Ford Motor Co.	40,267	437

G-III Apparel Group Ltd. (a)	653	15

GameStop Corp. ‘A’ (a)	1,298	32

Gap, Inc.	3,285	72

General Motors Co.	14,575	717

Gentex Corp.	4,273	94

Goodyear Tire & Rubber Co. (a)	5,482	57

Graham Holdings Co. ‘B’	53	50

Grand Canyon Education, Inc. (a)	454	86

	SHARES	MARKET VALUE (000S)

Group 1 Automotive, Inc.	320	$140

H&R Block, Inc.	2,391	131

Hanesbrands, Inc. (a)	10,798	49

Harley-Davidson, Inc.	1,407	33

Hasbro, Inc.	1,395	103

Hilton Worldwide Holdings, Inc.	423	113

Home Depot, Inc.	3,762	1,379

International Game Technology PLC	940	15

KB Home	294	16

Kohl’s Corp.	4,000	34

Kontoor Brands, Inc.	956	63

La-Z-Boy, Inc.	813	30

Laureate Education, Inc. (a)	920	22

Lear Corp.	250	24

Leggett & Platt, Inc.	3,389	30

Light & Wonder, Inc. (a)	207	20

Lithia Motors, Inc.	108	36

Lowe’s Cos., Inc.	3,182	706

M/I Homes, Inc. (a)	350	39

Macy’s, Inc.	4,152	48

Marriott International, Inc. ‘A’	564	154

McDonald’s Corp.	5,059	1,478

Meritage Homes Corp.	876	59

Mohawk Industries, Inc. (a)	187	20

Murphy USA, Inc.	400	163

Newell Brands, Inc.	1,253	7

NIKE, Inc. ‘B’	1,535	109

NVR, Inc. (a)	17	126

O’Reilly Automotive, Inc. (a)	6,248	563

ODP Corp. (a)	1,269	23

Ollie’s Bargain Outlet Holdings, Inc. (a)	498	66

Penske Automotive Group, Inc.	306	53

Phinia, Inc.	694	31

Pool Corp.	416	121

PulteGroup, Inc.	857	90

PVH Corp.	493	34

Ralph Lauren Corp.	322	88

Rivian Automotive, Inc. ‘A’ (a)	1,304	18

Royal Caribbean Cruises Ltd.	854	267

Sally Beauty Holdings, Inc. (a)	3,610	33

Service Corp. International	2,320	189

SharkNinja, Inc. (a)	172	17

Signet Jewelers Ltd.	786	63

Somnigroup International, Inc.	1,904	130

Sonic Automotive, Inc. ‘A’	513	41

Starbucks Corp.	4,038	370

Steven Madden Ltd.	1,249	30

Strategic Education, Inc.	274	23

Stride, Inc. (a)	153	22

Tapestry, Inc.	1,575	138

Taylor Morrison Home Corp. (a)	2,082	128

Tesla, Inc. (a)	4,223	1,341

Texas Roadhouse, Inc.	343	64

Thor Industries, Inc.	193	17

TJX Cos., Inc.	4,071	503

Toll Brothers, Inc.	512	58

Tractor Supply Co.	3,533	186

Tri Pointe Homes, Inc. (a)	2,186	70

Ulta Beauty, Inc. (a)	212	99

Upbound Group, Inc.	646	16

Urban Outfitters, Inc. (a)	1,579	115

Vail Resorts, Inc.	585	92

Valvoline, Inc. (a)	1,815	69

VF Corp.	4,679	55

34	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

Victoria’s Secret & Co. (a)	2,294	$43

Visteon Corp. (a)	635	59

Wendy’s Co.	4,916	56

Whirlpool Corp.	741	75

Williams-Sonoma, Inc.	1,929	315

Winnebago Industries, Inc.	349	10

Wyndham Hotels & Resorts, Inc.	834	68

Yum! Brands, Inc.	2,241	332

		18,594

CONSUMER STAPLES 14.4%

Albertsons Cos., Inc. ‘A’	5,354	115

Altria Group, Inc.	20,689	1,213

Andersons, Inc.	788	29

Archer-Daniels-Midland Co.	7,792	411

BJ’s Wholesale Club Holdings, Inc. (a)	1,124	121

Boston Beer Co., Inc. ‘A’ (a)	145	28

Brown-Forman Corp. ‘B’	2,638	71

Bunge Global SA	1,046	84

Cal-Maine Foods, Inc.	1,604	160

Campbell’s Co.	1,505	46

Casey’s General Stores, Inc.	640	327

Central Garden & Pet Co. ‘A’ (a)	709	22

Church & Dwight Co., Inc.	1,346	129

Clorox Co.	1,418	170

Coca-Cola Co.	25,265	1,787

Coca-Cola Consolidated, Inc.	436	49

Colgate-Palmolive Co.	5,447	495

Conagra Brands, Inc.	5,401	111

Constellation Brands, Inc. ‘A’	736	120

Costco Wholesale Corp.	2,627	2,601

Dollar General Corp.	2,155	246

Dollar Tree, Inc. (a)	1,428	141

Edgewell Personal Care Co.	1,198	28

Flowers Foods, Inc.	2,352	38

Fresh Del Monte Produce, Inc.	645	21

General Mills, Inc.	5,150	267

Hershey Co.	794	132

Hormel Foods Corp.	2,454	74

Ingredion, Inc.	990	134

J M Smucker Co.	1,428	140

Kellanova	3,935	313

Kenvue, Inc.	3,165	66

Keurig Dr. Pepper, Inc.	7,507	248

Kimberly-Clark Corp.	2,713	350

Kraft Heinz Co.	16,451	425

Kroger Co.	16,604	1,191

Lamb Weston Holdings, Inc.	829	43

Lancaster Colony Corp.	415	72

Maplebear, Inc. (a)	473	21

McCormick & Co., Inc.	488	37

Molson Coors Beverage Co. ‘B’	3,696	178

Mondelez International, Inc. ‘A’	10,914	736

Monster Beverage Corp. (a)	3,774	236

PepsiCo, Inc.	10,267	1,356

Performance Food Group Co. (a)	230	20

Philip Morris International, Inc.	14,608	2,661

Pilgrim’s Pride Corp.	881	40

Post Holdings, Inc. (a)	825	90

PriceSmart, Inc.	344	36

Procter & Gamble Co.	14,031	2,235

Spectrum Brands Holdings, Inc.	695	37

Sprouts Farmers Market, Inc. (a)	3,026	498

Sysco Corp.	1,789	136

	SHARES	MARKET VALUE (000S)

Target Corp.	8,975	$885

TreeHouse Foods, Inc. (a)	1,315	26

Tyson Foods, Inc. ‘A’	5,918	331

U.S. Foods Holding Corp. (a)	1,702	131

United Natural Foods, Inc. (a)	718	17

Universal Corp.	297	17

Walgreens Boots Alliance, Inc.	35,174	404

Walmart, Inc.	41,955	4,102

Weis Markets, Inc.	241	17

WK Kellogg Co.	1,125	18

		26,283

ENERGY 3.2%

Antero Midstream Corp.	1,057	20

Archrock, Inc.	3,179	79

Baker Hughes Co.	5,881	225

Cheniere Energy, Inc.	651	158

Chevron Corp.	7,423	1,063

CNX Resources Corp. (a)	4,461	150

ConocoPhillips	1,346	121

CVR Energy, Inc.	1,108	30

Delek U.S. Holdings, Inc.	2,806	59

DTE Midstream, Inc.	514	56

EQT Corp.	1,281	75

Expand Energy Corp.	869	102

Exxon Mobil Corp.	10,576	1,140

Helmerich & Payne, Inc.	1,118	17

HF Sinclair Corp.	1,002	41

Kinder Morgan, Inc.	5,893	173

Marathon Petroleum Corp.	3,720	618

Murphy Oil Corp.	2,139	48

Ovintiv, Inc.	445	17

Patterson-UTI Energy, Inc.	3,815	23

PBF Energy, Inc. ‘A’	2,257	49

Peabody Energy Corp.	4,302	58

Permian Resources Corp.	1,328	18

Phillips 66	3,755	448

Schlumberger NV	712	24

SM Energy Co.	1,002	25

Targa Resources Corp.	1,058	184

Texas Pacific Land Corp.	63	67

Valero Energy Corp.	3,689	496

Williams Cos., Inc.	2,027	127

World Kinect Corp.	2,069	59

		5,770

FINANCIALS 16.4%

Affiliated Managers Group, Inc.	551	108

Aflac, Inc.	4,456	470

Allstate Corp.	1,736	349

Ally Financial, Inc.	2,800	109

American Express Co.	788	251

American International Group, Inc.	6,464	553

Ameriprise Financial, Inc.	520	278

Ares Management Corp. ‘A’	996	173

Arthur J Gallagher & Co.	873	279

Artisan Partners Asset Management, Inc. ‘A’	1,224	54

Assurant, Inc.	756	149

Bank of New York Mellon Corp.	4,233	386

BankUnited, Inc.	1,681	60

Berkshire Hathaway, Inc. ‘B’ (a)	8,892	4,319

Blackrock, Inc.	247	259

Blackstone, Inc.	2,155	322

	SHARES	MARKET VALUE (000S)

Bread Financial Holdings, Inc.	1,982	$113

Brighthouse Financial, Inc. (a)	1,191	64

Brown & Brown, Inc.	1,943	215

Cadence Bank	789	25

Capital One Financial Corp.	4,665	993

Charles Schwab Corp.	4,009	366

Cincinnati Financial Corp.	320	48

Citigroup, Inc.	18,916	1,610

Citizens Financial Group, Inc.	1,762	79

CME Group, Inc.	1,925	531

CNO Financial Group, Inc.	1,014	39

Cohen & Steers, Inc.	215	16

Columbia Banking System, Inc.	727	17

Comerica, Inc.	1,021	61

Commerce Bancshares, Inc.	425	26

Corebridge Financial, Inc.	2,612	93

Corpay, Inc. (a)	194	64

Credit Acceptance Corp. (a)	37	19

Cullen/Frost Bankers, Inc.	184	24

DigitalBridge Group, Inc.	3,531	37

East West Bancorp, Inc.	439	44

Encore Capital Group, Inc. (a)	462	18

Equitable Holdings, Inc.	4,252	239

Erie Indemnity Co. ‘A’	230	80

Evercore, Inc. ‘A’	613	166

FactSet Research Systems, Inc.	95	43

Federated Hermes, Inc.	1,447	64

Fidelity National Financial, Inc.	633	35

First American Financial Corp.	479	29

First Citizens BancShares, Inc. ‘A’	16	31

First Horizon Corp.	1,500	32

FirstCash Holdings, Inc.	323	44

Fiserv, Inc. (a)	896	154

Flagstar Financial, Inc.	5,997	64

Franklin Resources, Inc.	1,676	40

Genworth Financial, Inc. (a)	12,878	100

Globe Life, Inc.	200	25

Goldman Sachs Group, Inc.	1,018	721

Hanover Insurance Group, Inc.	412	70

Hartford Insurance Group, Inc.	354	45

Hilltop Holdings, Inc.	630	19

Home BancShares, Inc.	641	18

Hope Bancorp, Inc.	1,749	19

Houlihan Lokey, Inc.	853	154

Huntington Bancshares, Inc.	2,857	48

Interactive Brokers Group, Inc. ‘A’	2,200	122

Intercontinental Exchange, Inc.	3,763	690

Invesco Ltd.	2,567	40

Jack Henry & Associates, Inc.	1,067	192

Jackson Financial, Inc. ‘A’	1,215	108

Jefferies Financial Group, Inc.	1,063	58

JPMorgan Chase & Co.	4,130	1,197

Kemper Corp.	785	51

KeyCorp	2,953	51

Lincoln National Corp.	1,238	43

Loews Corp.	766	70

LPL Financial Holdings, Inc.	651	244

M&T Bank Corp.	381	74

Markel Group, Inc. (a)	20	40

MarketAxess Holdings, Inc.	437	98

Marsh & McLennan Cos., Inc.	2,542	556

Mastercard, Inc. ‘A’	1,873	1,053

Mercury General Corp.	667	45

MetLife, Inc.	5,214	419

MGIC Investment Corp.	2,015	56

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	35

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Moelis & Co. ‘A’	941	$59

Moody’s Corp.	233	117

Morgan Stanley	1,870	263

Morningstar, Inc.	215	68

Mr. Cooper Group, Inc. (a)	932	139

MSCI, Inc.	201	116

Nasdaq, Inc.	1,331	119

Navient Corp.	1,328	19

Northern Trust Corp.	388	49

Old National Bancorp	1,162	25

OneMain Holdings, Inc.	1,118	64

PayPal Holdings, Inc. (a)	1,518	113

PennyMac Financial Services, Inc.	425	42

Pinnacle Financial Partners, Inc.	171	19

PNC Financial Services Group, Inc.	727	136

Primerica, Inc.	134	37

PROG Holdings, Inc.	654	19

Progressive Corp.	4,845	1,293

Prosperity Bancshares, Inc.	284	20

Prudential Financial, Inc.	3,198	344

Raymond James Financial, Inc.	360	55

Regions Financial Corp.	1,379	32

RLI Corp.	785	57

Robinhood Markets, Inc. ‘A’ (a)	2,942	275

S&P Global, Inc.	551	291

SEI Investments Co.	1,373	123

Selective Insurance Group, Inc.	244	21

SLM Corp.	4,636	152

SoFi Technologies, Inc. (a)	3,944	72

SouthState Corp.	207	19

State Street Corp.	587	62

Stewart Information Services Corp.	738	48

Stifel Financial Corp.	303	31

Synchrony Financial	8,733	583

Synovus Financial Corp.	678	35

T. Rowe Price Group, Inc.	1,576	152

Toast, Inc. ‘A’ (a)	1,727	76

Tradeweb Markets, Inc. ‘A’	669	98

Travelers Cos., Inc.	1,384	370

Truist Financial Corp.	2,209	95

U.S. Bancorp	3,054	138

UMB Financial Corp.	181	19

United Bankshares, Inc.	509	19

Unum Group	2,219	179

Virtu Financial, Inc. ‘A’	1,962	88

Visa, Inc. ‘A’	4,221	1,499

WaFd, Inc.	658	19

Webster Financial Corp.	598	33

Wells Fargo & Co.	22,559	1,807

Western Alliance Bancorp	400	31

Western Union Co.	14,112	119

White Mountains Insurance Group Ltd.	44	79

Wintrust Financial Corp.	231	29

WR Berkley Corp.	290	21

Zions Bancorp NA	630	33

		29,889

HEALTH CARE 14.6%

Abbott Laboratories	2,517	342

AbbVie, Inc.	14,523	2,696

Alnylam Pharmaceuticals, Inc. (a)	599	195

Amedisys, Inc. (a)	237	23

Amgen, Inc.	4,394	1,227

	SHARES	MARKET VALUE (000S)

Baxter International, Inc.	5,067	$153

Becton Dickinson & Co.	1,427	246

Biogen, Inc. (a)	633	79

BioMarin Pharmaceutical, Inc. (a)	455	25

Boston Scientific Corp. (a)	3,709	398

Bristol-Myers Squibb Co.	29,770	1,378

Bruker Corp.	646	27

Cardinal Health, Inc.	3,479	584

Cencora, Inc.	1,169	351

Centene Corp. (a)	1,293	70

Chemed Corp.	223	109

Cigna Group	1,667	551

Cooper Cos., Inc. (a)	1,031	73

Corcept Therapeutics, Inc. (a)	592	43

CVS Health Corp.	23,057	1,590

DaVita, Inc. (a)	1,794	256

Dentsply Sirona, Inc.	2,242	36

Elevance Health, Inc.	201	78

Eli Lilly & Co.	2,289	1,784

Encompass Health Corp.	1,716	210

Exact Sciences Corp. (a)	633	34

Exelixis, Inc. (a)	4,162	183

GE HealthCare Technologies, Inc.	1,041	77

Gilead Sciences, Inc.	18,857	2,091

Globus Medical, Inc. ‘A’ (a)	671	40

Haemonetics Corp. (a)	628	47

Halozyme Therapeutics, Inc. (a)	783	41

HCA Healthcare, Inc.	742	284

Henry Schein, Inc. (a)	1,429	104

Hologic, Inc. (a)	1,144	75

ICU Medical, Inc. (a)	172	23

IDEXX Laboratories, Inc. (a)	198	106

Incyte Corp. (a)	1,513	103

Intuitive Surgical, Inc. (a)	547	297

Johnson & Johnson	19,560	2,988

Labcorp Holdings, Inc.	298	78

Masimo Corp. (a)	448	75

McKesson Corp.	1,080	791

Merck & Co., Inc.	20,298	1,607

Merit Medical Systems, Inc. (a)	184	17

Mettler-Toledo International, Inc. (a)	129	152

Molina Healthcare, Inc. (a)	96	29

Neurocrine Biosciences, Inc. (a)	307	39

Organon & Co.	5,714	55

Owens & Minor, Inc. (a)	2,314	21

Pfizer, Inc.	75,124	1,821

Premier, Inc. ‘A’	2,922	64

Prestige Consumer Healthcare, Inc. (a)	212	17

Quest Diagnostics, Inc.	1,168	210

Regeneron Pharmaceuticals, Inc.	684	359

ResMed, Inc.	1,367	353

Revvity, Inc.	929	90

Royalty Pharma PLC ‘A’	4,086	147

Select Medical Holdings Corp.	2,079	32

Stryker Corp.	425	168

Teleflex, Inc.	274	32

Tenet Healthcare Corp. (a)	2,203	388

United Therapeutics Corp. (a)	740	213

Universal Health Services, Inc. ‘B’	459	83

Veeva Systems, Inc. ‘A’ (a)	541	156

Vertex Pharmaceuticals, Inc. (a)	632	281

Viatris, Inc.	27,985	250

Waters Corp. (a)	231	81

	SHARES	MARKET VALUE (000S)

West Pharmaceutical Services, Inc.	187	$41

Zoetis, Inc.	619	97

		26,764

INDUSTRIALS 11.4%

3M Co.	8,805	1,340

A.O. Smith Corp.	2,042	134

AAR Corp. (a)	737	51

ABM Industries, Inc.	1,047	49

Acuity, Inc.	452	135

Advanced Drainage Systems, Inc.	320	37

AECOM	695	78

AGCO Corp.	467	48

Alaska Air Group, Inc. (a)	306	15

Allison Transmission Holdings, Inc.	1,386	132

Applied Industrial Technologies, Inc.	79	18

Arcosa, Inc.	534	46

Armstrong World Industries, Inc.	506	82

ATI, Inc. (a)	1,247	108

Automatic Data Processing, Inc.	1,390	429

Avis Budget Group, Inc. (a)	306	52

Axon Enterprise, Inc. (a)	279	231

Boeing Co. (a)	1,120	235

Boise Cascade Co.	608	53

Booz Allen Hamilton Holding Corp.	1,712	178

Brady Corp. ‘A’	326	22

Broadridge Financial Solutions, Inc.	995	242

Builders FirstSource, Inc. (a)	612	71

BWX Technologies, Inc.	1,522	219

CACI International, Inc. ‘A’ (a)	399	190

Carlisle Cos., Inc.	49	18

Carrier Global Corp.	1,922	141

Caterpillar, Inc.	749	291

CH Robinson Worldwide, Inc.	2,641	253

Cintas Corp.	1,273	284

Comfort Systems USA, Inc.	170	91

Copart, Inc. (a)	2,806	138

Core & Main, Inc. ‘A’ (a)	362	22

CoreCivic, Inc. (a)	2,716	57

Crane Co.	170	32

CSG Systems International, Inc.	547	36

CSX Corp.	6,985	228

Cummins, Inc.	546	179

Curtiss-Wright Corp.	510	249

Dayforce, Inc. (a)	547	30

Deere & Co.	345	175

DNOW, Inc. (a)	1,743	26

Donaldson Co., Inc.	494	34

Dun & Bradstreet Holdings, Inc.	1,459	13

Dycom Industries, Inc. (a)	133	32

Emerson Electric Co.	672	90

Equifax, Inc.	388	101

Esab Corp.	226	27

ExlService Holdings, Inc. (a)	400	17

Expeditors International of Washington, Inc.	1,884	215

Fastenal Co.	3,905	164

Franklin Electric Co., Inc.	244	22

FTI Consulting, Inc. (a)	343	55

GATX Corp.	484	74

GE Vernova, Inc.	423	224

Generac Holdings, Inc. (a)	666	95

General Dynamics Corp.	1,608	469

General Electric Co.	4,856	1,250

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

Genpact Ltd.	2,614	$115

GEO Group, Inc. (a)	5,800	139

GMS, Inc. (a)	514	56

Graco, Inc.	778	67

Granite Construction, Inc.	1,151	108

Greenbrier Cos., Inc.	1,020	47

HEICO Corp.	326	107

Hertz Global Holdings, Inc. (a)	2,988	20

Hexcel Corp.	894	50

HNI Corp.	716	35

Howmet Aerospace, Inc.	2,473	460

Hub Group, Inc. ‘A’	810	27

Hubbell, Inc.	84	34

Huntington Ingalls Industries, Inc.	254	61

IDEX Corp.	818	144

Illinois Tool Works, Inc.	979	242

ITT, Inc.	628	98

JB Hunt Transport Services, Inc.	283	41

JBT Marel Corp.	149	18

JetBlue Airways Corp. (a)	9,758	41

Johnson Controls International PLC	999	105

KBR, Inc.	343	16

Kennametal, Inc.	870	20

Knight-Swift Transportation Holdings, Inc.	1,393	62

L3Harris Technologies, Inc.	1,924	483

Landstar System, Inc.	517	72

Leidos Holdings, Inc.	1,233	194

Lennox International, Inc.	458	263

Lincoln Electric Holdings, Inc.	487	101

Lockheed Martin Corp.	3,110	1,440

ManpowerGroup, Inc.	620	25

Masco Corp.	827	53

MasTec, Inc. (a)	149	25

Masterbrand, Inc. (a)	1,685	18

Matson, Inc.	436	49

Maximus, Inc.	1,141	80

MillerKnoll, Inc.	772	15

Moog, Inc. ‘A’	470	85

MSA Safety, Inc.	303	51

MSC Industrial Direct Co., Inc. ‘A’	1,151	98

Mueller Industries, Inc.	1,726	137

Nordson Corp.	262	56

Northrop Grumman Corp.	1,340	670

Old Dominion Freight Line, Inc.	173	28

OPENLANE, Inc. (a)	1,175	29

Oshkosh Corp.	208	24

Otis Worldwide Corp.	1,769	175

Owens Corning	232	32

Parker-Hannifin Corp.	222	155

Parsons Corp. (a)	463	33

Paychex, Inc.	973	142

Paycom Software, Inc.	128	30

Primoris Services Corp.	1,590	124

Quanta Services, Inc.	600	227

RBC Bearings, Inc. (a)	54	21

Republic Services, Inc.	1,337	330

Resideo Technologies, Inc. (a)	1,747	39

Robert Half, Inc.	587	24

Rockwell Automation, Inc.	100	33

Rollins, Inc.	2,759	156

RTX Corp.	2,040	298

Rush Enterprises, Inc. ‘A’	1,109	57

Ryder System, Inc.	117	19

Schneider National, Inc. ‘B’	1,337	32

	SHARES	MARKET VALUE (000S)

Science Applications International Corp.	668	$75

SkyWest, Inc. (a)	887	91

Snap-on, Inc.	54	17

Spirit AeroSystems Holdings, Inc. ‘A’ (a)	758	29

SS&C Technologies Holdings, Inc.	457	38

Terex Corp.	1,687	79

Timken Co.	674	49

Toro Co.	1,628	115

TransUnion	438	39

TriNet Group, Inc.	309	23

Trinity Industries, Inc.	808	22

Uber Technologies, Inc. (a)	2,922	273

UFP Industries, Inc.	560	56

UL Solutions, Inc. ‘A’	255	19

UniFirst Corp.	290	55

Union Pacific Corp.	2,154	496

United Airlines Holdings, Inc. (a)	378	30

United Parcel Service, Inc. ‘B’	4,426	447

Valmont Industries, Inc.	65	21

Veralto Corp.	641	65

Verisk Analytics, Inc.	920	287

Waste Management, Inc.	2,071	474

Watsco, Inc.	471	208

Watts Water Technologies, Inc. ‘A’	109	27

Werner Enterprises, Inc.	2,005	55

Westinghouse Air Brake Technologies Corp.	399	83

Worthington Enterprises, Inc.	484	31

WW Grainger, Inc.	257	267

		20,834

INFORMATION TECHNOLOGY 13.7%

Adobe, Inc. (a)	200	77

Akamai Technologies, Inc. (a)	1,084	87

Amdocs Ltd.	1,273	116

Amkor Technology, Inc.	1,327	28

Amphenol Corp. ‘A’	1,819	180

ANSYS, Inc. (a)	326	115

Apple, Inc.	6,806	1,396

Applied Materials, Inc.	2,654	486

AppLovin Corp. ‘A’ (a)	952	333

Arrow Electronics, Inc. (a)	718	92

Aurora Innovation, Inc. (a)	2,505	13

Autodesk, Inc. (a)	289	90

Avnet, Inc.	1,425	76

Belden, Inc.	667	77

Benchmark Electronics, Inc.	739	29

Broadcom, Inc.	11,629	3,206

CDW Corp.	192	34

Ciena Corp. (a)	321	26

Cirrus Logic, Inc. (a)	426	44

Cisco Systems, Inc.	24,760	1,718

Cognizant Technology Solutions Corp. ‘A’	725	57

Coherent Corp. (a)	621	55

CommScope Holding Co., Inc. (a)	5,391	45

Commvault Systems, Inc. (a)	500	87

Corning, Inc.	8,360	440

Dell Technologies, Inc. ‘C’	535	66

Docusign, Inc. (a)	788	61

Dolby Laboratories, Inc. ‘A’	606	45

Dropbox, Inc. ‘A’ (a)	2,324	67

DXC Technology Co. (a)	2,419	37

	SHARES	MARKET VALUE (000S)

F5, Inc. (a)	711	$209

Fair Isaac Corp. (a)	180	329

Flex Ltd. (a)	421	21

Fortinet, Inc. (a)	1,310	139

Gartner, Inc. (a)	235	95

Gen Digital, Inc.	6,433	189

GoDaddy, Inc. ‘A’ (a)	1,214	219

Guidewire Software, Inc. (a)	307	72

Hewlett Packard Enterprise Co.	12,107	248

HP, Inc.	15,384	376

Insight Enterprises, Inc. (a)	659	91

Intel Corp.	21,996	493

InterDigital, Inc.	130	29

International Business Machines Corp.	9,780	2,883

Intuit, Inc.	403	317

Jabil, Inc.	510	111

Juniper Networks, Inc.	6,397	255

Keysight Technologies, Inc. (a)	110	18

KLA Corp.	250	224

Knowles Corp. (a)	1,444	25

Kyndryl Holdings, Inc. (a)	4,435	186

Lam Research Corp.	3,608	351

Manhattan Associates, Inc. (a)	196	39

MicroStrategy, Inc. ‘A’ (a)	988	399

Motorola Solutions, Inc.	691	291

NetApp, Inc.	908	97

NetScout Systems, Inc. (a)	1,268	31

Nutanix, Inc. (a)	949	73

Okta, Inc. (a)	616	62

Oracle Corp.	16,253	3,553

OSI Systems, Inc. (a)	268	60

Palantir Technologies, Inc. ‘A’ (a)	4,775	651

Palo Alto Networks, Inc. (a)	945	193

Plexus Corp. (a)	405	55

Progress Software Corp.	303	19

Qorvo, Inc. (a)	190	16

QUALCOMM, Inc.	3,391	540

Roper Technologies, Inc.	276	156

Salesforce, Inc.	1,384	377

Sanmina Corp. (a)	888	87

Seagate Technology Holdings PLC	834	120

ServiceNow, Inc. (a)	294	302

Silicon Laboratories, Inc. (a)	125	18

Snowflake, Inc. ‘A’ (a)	1,127	252

Super Micro Computer, Inc. (a)	2,612	128

TD SYNNEX Corp.	141	19

Teledyne Technologies, Inc. (a)	59	30

Teradata Corp. (a)	1,084	24

Teradyne, Inc.	583	52

Texas Instruments, Inc.	2,705	562

Trimble, Inc. (a)	509	39

TTM Technologies, Inc. (a)	1,406	57

Twilio, Inc. ‘A’ (a)	246	31

Tyler Technologies, Inc. (a)	224	133

Unity Software, Inc. (a)	1,212	29

VeriSign, Inc.	719	208

Vishay Intertechnology, Inc.	3,244	52

Vontier Corp.	813	30

Western Digital Corp.	2,211	142

Workday, Inc. ‘A’ (a)	300	72

Xerox Holdings Corp.	2,464	13

Zoom Communications, Inc. (a)	474	37

		25,112

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	37

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
MATERIALS 2.4%

Alcoa Corp.	1,154	$34

AptarGroup, Inc.	758	119

Avery Dennison Corp.	624	110

Ball Corp.	2,252	126

Cabot Corp.	774	58

Carpenter Technology Corp.	1,233	341

Celanese Corp.	669	37

CF Industries Holdings, Inc.	229	21

Cleveland-Cliffs, Inc. (a)	1,740	13

Commercial Metals Co.	2,133	104

Corteva, Inc.	2,100	157

CRH PLC	1,025	94

Crown Holdings, Inc.	1,918	198

Dow, Inc.	850	23

DuPont de Nemours, Inc.	2,957	203

Eagle Materials, Inc.	406	82

Eastman Chemical Co.	813	61

Graphic Packaging Holding Co.	5,130	108

Huntsman Corp.	449	5

Innospec, Inc.	265	22

International Paper Co.	2,828	132

Kaiser Aluminum Corp.	231	19

Knife River Corp. (a)	199	16

Louisiana-Pacific Corp.	1,138	98

LyondellBasell Industries NV ‘A’	4,171	241

Mosaic Co.	2,818	103

NewMarket Corp.	96	66

Newmont Corp.	7,271	424

Nucor Corp.	1,184	153

O-I Glass, Inc. (a)	3,177	47

Packaging Corp. of America	796	150

PPG Industries, Inc.	759	86

Reliance, Inc.	303	95

Royal Gold, Inc.	438	78

RPM International, Inc.	1,328	146

Sealed Air Corp.	3,127	97

Sensient Technologies Corp.	582	57

Sherwin-Williams Co.	555	191

Silgan Holdings, Inc.	1,029	56

Sonoco Products Co.	1,499	65

Southern Copper Corp.	1	0

Steel Dynamics, Inc.	155	20

Sylvamo Corp.	666	33

Vulcan Materials Co.	105	27

Warrior Met Coal, Inc.	1,402	64

		4,380

REAL ESTATE 0.1%

CBRE Group, Inc. ‘A’ (a)	483	68

Jones Lang LaSalle, Inc. (a)	369	94

Zillow Group, Inc. ‘C’ (a)	804	56

		218

UTILITIES 1.9%

AES Corp.	1,806	19

Alliant Energy Corp.	709	43

Ameren Corp.	710	68

American Electric Power Co., Inc.	914	95

American Water Works Co., Inc.	200	28

Atmos Energy Corp.	250	39

Avista Corp.	900	34

CenterPoint Energy, Inc.	802	29

Clearway Energy, Inc. ‘C’	1,058	34

	SHARES	MARKET VALUE (000S)

CMS Energy Corp.	631	$44

Consolidated Edison, Inc.	483	49

Constellation Energy Corp.	478	154

Dominion Energy, Inc.	1,347	76

DTE Energy Co.	135	18

Duke Energy Corp.	1,269	150

Entergy Corp.	742	62

Essential Utilities, Inc.	1,451	54

Evergy, Inc.	545	38

Eversource Energy	643	41

Exelon Corp.	5,049	219

FirstEnergy Corp.	1,668	67

Hawaiian Electric Industries, Inc. (a)	4,764	51

IDACORP, Inc.	159	18

MDU Resources Group, Inc.	4,345	72

National Fuel Gas Co.	1,598	135

New Jersey Resources Corp.	401	18

NiSource, Inc.	1,295	52

Northwestern Energy Group, Inc.	350	18

NRG Energy, Inc.	1,137	183

OGE Energy Corp.	480	21

ONE Gas, Inc.	247	18

Ormat Technologies, Inc.	659	55

PPL Corp.	1,431	49

Public Service Enterprise Group, Inc.	757	64

Sempra	951	72

Southern Co.	1,714	157

Southwest Gas Holdings, Inc.	288	21

Spire, Inc.	314	23

Talen Energy Corp. (a)	170	49

TXNM Energy, Inc.	1,194	67

UGI Corp.	861	31

Vistra Corp.	4,056	786

WEC Energy Group, Inc.	582	61

Xcel Energy, Inc.	985	67

		3,449

Total United States		175,868

Total Common Stocks (Cost $151,238)		177,845

REAL ESTATE INVESTMENT TRUSTS 2.1%

UNITED STATES 2.1%

REAL ESTATE 2.1%

AGNC Investment Corp.	8,376	77

Agree Realty Corp.	991	72

American Healthcare REIT, Inc.	500	18

American Homes 4 Rent ‘A’	2,080	75

American Tower Corp.	852	188

Americold Realty Trust, Inc.	2,780	46

Annaly Capital Management, Inc.	1,288	24

Apollo Commercial Real Estate Finance, Inc.	2,106	20

Apple Hospitality REIT, Inc.	2,762	32

AvalonBay Communities, Inc.	289	59

Blackstone Mortgage Trust, Inc. ‘A’	1,810	35

Brixmor Property Group, Inc.	915	24

Camden Property Trust	1,034	117

COPT Defense Properties	1,590	44

Crown Castle, Inc.	693	71

CubeSmart	1,262	54

DiamondRock Hospitality Co.	6,051	46

Digital Realty Trust, Inc.	546	95

Douglas Emmett, Inc.	2,889	43

Equinix, Inc.	107	85

	SHARES	MARKET VALUE (000S)

Equity LifeStyle Properties, Inc.	747	$46

Equity Residential	1,045	71

Essential Properties Realty Trust, Inc.	548	18

Extra Space Storage, Inc.	130	19

First Industrial Realty Trust, Inc.	591	28

Gaming & Leisure Properties, Inc.	1,347	63

Healthcare Realty Trust, Inc.	5,332	85

Host Hotels & Resorts, Inc.	1,122	17

InvenTrust Properties Corp.	638	17

Invitation Homes, Inc.	631	21

Iron Mountain, Inc.	1,282	132

JBG SMITH Properties	1,901	33

Kimco Realty Corp.	1,408	30

Lamar Advertising Co. ‘A’	849	103

LXP Industrial Trust	3,561	29

Macerich Co.	3,321	54

Medical Properties Trust, Inc.	14,490	62

MFA Financial, Inc.	1,707	16

Mid-America Apartment Communities, Inc.	267	40

NNN REIT, Inc.	600	26

Omega Healthcare Investors, Inc.	1,604	59

Outfront Media, Inc.	1,147	19

Park Hotels & Resorts, Inc.	6,779	69

PennyMac Mortgage Investment Trust	1,181	15

Phillips Edison & Co., Inc.	593	21

Prologis, Inc.	1,314	138

Public Storage	448	131

Rayonier, Inc.	1,148	25

Realty Income Corp.	1,665	96

Regency Centers Corp.	395	28

Rithm Capital Corp.	2,435	28

RLJ Lodging Trust	2,580	19

SBA Communications Corp.	782	184

Simon Property Group, Inc.	1,326	213

SL Green Realty Corp.	1,625	101

Sun Communities, Inc.	824	104

Sunstone Hotel Investors, Inc.	2,100	18

UDR, Inc.	1,393	57

Ventas, Inc.	850	54

VICI Properties, Inc.	1,291	42

Vornado Realty Trust	2,703	103

Welltower, Inc.	1,081	166

WP Carey, Inc.	650	41

Xenia Hotels & Resorts, Inc.	1,635	21

		3,887

Total Real Estate Investment Trusts (Cost $3,811)		3,887

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.380% (b)	820,571	820

Total Short-Term Instruments (Cost $820)		820

Total Investments in Securities (Cost $155,869)		182,552

Total Investments 99.9% (Cost $155,869)		$182,552

Other Assets and Liabilities, net 0.1%		106

Net Assets 100.0%		$182,658

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
Ireland
Health Care	$60	$0	$0	$60
Information Technology	682	0	0	682
Switzerland
Materials	91	0	0	91
United Kingdom
Communication Services	66	0	0	66
Consumer Staples	1	0	0	1
Energy	124	0	0	124
Financials	866	0	0	866
Industrials	87	0	0	87
United States
Communication Services	14,575	0	0	14,575
Consumer Discretionary	18,594	0	0	18,594

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Consumer Staples	$26,283	$0	$0	$26,283
Energy	5,770	0	0	5,770
Financials	29,889	0	0	29,889
Health Care	26,764	0	0	26,764
Industrials	20,834	0	0	20,834
Information Technology	25,112	0	0	25,112
Materials	4,380	0	0	4,380
Real Estate	218	0	0	218
Utilities	3,449	0	0	3,449
Real Estate Investment Trusts
United States
Real Estate	3,887	0	0	3,887
Short-Term Instruments
Mutual Funds	0	820	0	820

Total Investments	$181,732	$820	$0	$182,552

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	39

Schedule of Investments	PIMCO RAFI ESG U.S. ETF

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

COMMON STOCKS 97.8%

IRELAND 0.7%

INFORMATION TECHNOLOGY 0.7%

Accenture PLC ‘A’	1,102	$330

TE Connectivity PLC	1,714	289

		619

Total Ireland		619

SWITZERLAND 0.2%

COMMUNICATION SERVICES 0.1%

Sunrise Communications AG ‘A’	1,482	84

MATERIALS 0.1%

Amcor PLC	12,814	118

Total Switzerland		202

UNITED KINGDOM 0.2%

COMMUNICATION SERVICES 0.1%

Liberty Global Ltd. ‘C’ (a)	7,858	81

INDUSTRIALS 0.1%

CNH Industrial NV	4,972	64

Total United Kingdom		145

UNITED STATES 96.7%

COMMUNICATION SERVICES 7.6%

AT&T, Inc.	76,839	2,224

Comcast Corp. ‘A’	30,417	1,086

Electronic Arts, Inc.	1,297	207

Fox Corp. ‘A’	1,346	75

Interpublic Group of Cos., Inc.	1,698	41

Lumen Technologies, Inc. (a)	26,246	115

News Corp. ‘A’	1,953	58

Omnicom Group, Inc.	1,064	76

Paramount Global ‘B’	13,616	176

T-Mobile U.S., Inc.	327	78

Verizon Communications, Inc.	43,649	1,889

Walt Disney Co.	7,372	914

		6,939

CONSUMER DISCRETIONARY 6.3%

Best Buy Co., Inc.	3,687	247

Booking Holdings, Inc.	11	64

BorgWarner, Inc.	1,884	63

Carnival Corp. (a)	1,101	31

Chipotle Mexican Grill, Inc. (a)	181	10

eBay, Inc.	5,055	376

Expedia Group, Inc.	144	24

Foot Locker, Inc. (a)	2,499	61

Ford Motor Co.	42,479	461

Gap, Inc.	3,053	67

General Motors Co.	25,120	1,236

Goodyear Tire & Rubber Co. (a)	7,631	79

Hilton Worldwide Holdings, Inc.	449	120

Home Depot, Inc.	2,180	799

Kohl’s Corp.	9,034	77

Lear Corp.	777	74

LKQ Corp.	1,447	53

Lowe’s Cos., Inc.	3,221	715

	SHARES	MARKET VALUE (000S)

Macy’s, Inc.	6,449	$75

Marriott International, Inc. ‘A’	595	163

Newell Brands, Inc.	2,017	11

NIKE, Inc. ‘B’	1,702	121

PVH Corp.	864	59

Ralph Lauren Corp.	40	11

Tapestry, Inc.	1,964	172

Thor Industries, Inc.	109	10

TJX Cos., Inc.	2,583	319

Tractor Supply Co.	1,481	78

VF Corp.	6,199	73

Whirlpool Corp.	1,446	147

		5,796

CONSUMER STAPLES 7.6%

Archer-Daniels-Midland Co.	6,705	354

Bunge Global SA	484	39

Campbell’s Co.	900	28

Church & Dwight Co., Inc.	633	61

Coca-Cola Co.	8,767	620

Colgate-Palmolive Co.	3,107	282

Conagra Brands, Inc.	4,617	94

Dollar General Corp.	484	55

Dollar Tree, Inc. (a)	415	41

Estee Lauder Cos., Inc. ‘A’	1,223	99

General Mills, Inc.	5,204	270

Hershey Co.	364	60

Hormel Foods Corp.	1,300	39

J M Smucker Co.	527	52

Kellanova	1,243	99

Kenvue, Inc.	3,440	72

Keurig Dr. Pepper, Inc.	1,964	65

Kimberly-Clark Corp.	1,649	213

Kraft Heinz Co.	10,223	264

McCormick & Co., Inc.	263	20

Mondelez International, Inc. ‘A’	5,960	402

PepsiCo, Inc.	6,334	836

Procter & Gamble Co.	12,817	2,042

Sysco Corp.	2,537	192

Target Corp.	5,918	584

U.S. Foods Holding Corp. (a)	826	64

		6,947

FINANCIALS 15.0%

Aflac, Inc.	1,726	182

Allstate Corp.	1,804	363

American Express Co.	1,333	425

Ameriprise Financial, Inc.	104	56

Bank of New York Mellon Corp.	5,783	527

Blackrock, Inc.	453	475

Citigroup, Inc.	24,048	2,047

Fidelity National Information Services, Inc.	2,805	228

Fifth Third Bancorp	1,239	51

Fiserv, Inc. (a)	762	131

Global Payments, Inc.	880	70

Goldman Sachs Group, Inc.	1,301	921

Hartford Insurance Group, Inc.	1,654	210

JPMorgan Chase & Co.	9,632	2,792

Lincoln National Corp.	267	9

Marsh & McLennan Cos., Inc.	112	24

Mastercard, Inc. ‘A’	1,188	668

MetLife, Inc.	5,086	409

Moody’s Corp.	256	128

	SHARES	MARKET VALUE (000S)

Morgan Stanley	1,111	$157

Nasdaq, Inc.	528	47

Northern Trust Corp.	691	88

PayPal Holdings, Inc. (a)	2,607	194

Principal Financial Group, Inc.	1,874	149

Progressive Corp.	180	48

Prudential Financial, Inc.	2,890	311

S&P Global, Inc.	413	218

State Street Corp.	1,879	200

T. Rowe Price Group, Inc.	1,297	125

Unum Group	444	36

Visa, Inc. ‘A’	2,395	850

Wells Fargo & Co.	20,555	1,647

		13,786

HEALTH CARE 21.1%

Abbott Laboratories	8,016	1,090

AbbVie, Inc.	6,926	1,286

Agilent Technologies, Inc.	1,219	144

Amgen, Inc.	1,391	388

Baxter International, Inc.	6,519	197

Becton Dickinson & Co.	1,486	256

Biogen, Inc. (a)	1,413	177

Boston Scientific Corp. (a)	848	91

Bristol-Myers Squibb Co.	27,076	1,253

Cardinal Health, Inc.	1,869	314

Cencora, Inc.	366	110

Centene Corp. (a)	1,720	93

Cigna Group	3,526	1,166

CVS Health Corp.	21,505	1,483

Danaher Corp.	968	191

DaVita, Inc. (a)	263	37

Edwards Lifesciences Corp. (a)	2,278	178

Elevance Health, Inc.	2,187	851

Eli Lilly & Co.	320	249

GE HealthCare Technologies, Inc.	3,133	232

Gilead Sciences, Inc.	7,337	813

HCA Healthcare, Inc.	965	370

Henry Schein, Inc. (a)	605	44

Hologic, Inc. (a)	1,259	82

Humana, Inc.	1,733	424

Illumina, Inc. (a)	678	65

Intuitive Surgical, Inc. (a)	153	83

Johnson & Johnson	16,770	2,562

Labcorp Holdings, Inc.	1,221	321

McKesson Corp.	297	218

Merck & Co., Inc.	18,678	1,479

Moderna, Inc. (a)	4,682	129

Pfizer, Inc.	36,321	880

Quest Diagnostics, Inc.	50	9

Regeneron Pharmaceuticals, Inc.	386	203

STERIS PLC	78	19

Stryker Corp.	277	110

Thermo Fisher Scientific, Inc.	1,125	456

UnitedHealth Group, Inc.	3,010	939

Viatris, Inc.	14,211	127

Waters Corp. (a)	165	58

Zoetis, Inc.	741	116

		19,293

INDUSTRIALS 4.3%

3M Co.	4,111	626

AGCO Corp.	814	84

Automatic Data Processing, Inc.	1,113	343

40	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2025

	SHARES	MARKET VALUE (000S)

Carlisle Cos., Inc.	57	$21

Carrier Global Corp.	1,715	126

Cintas Corp.	274	61

Cummins, Inc.	355	116

Deere & Co.	1,123	571

Dover Corp.	153	28

Fastenal Co.	965	41

Ferguson Enterprises, Inc.	415	90

Illinois Tool Works, Inc.	281	70

Ingersoll Rand, Inc.	733	61

Johnson Controls International PLC	3,835	405

ManpowerGroup, Inc.	1,269	51

Masco Corp.	144	9

Otis Worldwide Corp.	965	96

Owens Corning	751	103

Paychex, Inc.	627	91

Republic Services, Inc.	157	39

Stanley Black & Decker, Inc.	1,342	91

United Parcel Service, Inc. ‘B’	1,792	181

United Rentals, Inc.	88	66

Waste Management, Inc.	1,397	320

WESCO International, Inc.	148	27

Westinghouse Air Brake Technologies Corp.	622	130

WW Grainger, Inc.	102	106

		3,953

INFORMATION TECHNOLOGY 29.9%

Adobe, Inc. (a)	1,365	528

Advanced Micro Devices, Inc. (a)	2,657	377

Akamai Technologies, Inc. (a)	731	58

Amdocs Ltd.	765	70

Analog Devices, Inc.	1,943	462

Apple, Inc.	19,905	4,084

Applied Materials, Inc.	3,857	706

Arrow Electronics, Inc. (a)	963	123

Autodesk, Inc. (a)	91	28

Avnet, Inc.	953	51

Broadcom, Inc.	4,839	1,334

Cadence Design Systems, Inc. (a)	291	90

CDW Corp.	412	74

Cisco Systems, Inc.	33,828	2,347

Cognizant Technology Solutions Corp. ‘A’	3,579	279

Corning, Inc.	2,758	145

Dell Technologies, Inc. ‘C’	1,139	140

DXC Technology Co. (a)	2,897	44

Flex Ltd. (a)	907	45

Fortinet, Inc. (a)	405	43

Gen Digital, Inc.	1,591	47

Hewlett Packard Enterprise Co.	24,734	506

	SHARES	MARKET VALUE (000S)

HP, Inc.	14,699	$359

Intel Corp.	56,183	1,258

International Business Machines Corp.	4,996	1,473

Intuit, Inc.	176	139

Jabil, Inc.	227	49

Juniper Networks, Inc.	3,228	129

Keysight Technologies, Inc. (a)	733	120

KLA Corp.	239	214

Kyndryl Holdings, Inc. (a)	2,166	91

Lam Research Corp.	5,307	517

Marvell Technology, Inc.	1,647	127

Microchip Technology, Inc.	1,657	117

Micron Technology, Inc.	3,278	404

Microsoft Corp.	10,511	5,228

Motorola Solutions, Inc.	287	121

NetApp, Inc.	1,340	143

NVIDIA Corp.	6,271	991

ON Semiconductor Corp. (a)	2,082	109

Oracle Corp.	5,200	1,137

Palo Alto Networks, Inc. (a)	101	21

QUALCOMM, Inc.	7,092	1,129

Salesforce, Inc.	1,858	507

Sandisk Corp. (a)	990	45

Seagate Technology Holdings PLC	2,147	310

Synopsys, Inc. (a)	170	87

TD SYNNEX Corp.	70	9

Teradyne, Inc.	918	83

Texas Instruments, Inc.	2,779	577

Twilio, Inc. ‘A’ (a)	226	28

Western Digital Corp.	3,328	213

Workday, Inc. ‘A’ (a)	147	35

Xerox Holdings Corp.	4,278	22

		27,373

MATERIALS 4.1%

Air Products & Chemicals, Inc.	491	139

Ball Corp.	2,377	133

CF Industries Holdings, Inc.	1,635	150

Corteva, Inc.	1,129	84

CRH PLC	4,080	375

Dow, Inc.	13,959	370

DuPont de Nemours, Inc.	5,316	365

Ecolab, Inc.	671	181

FMC Corp.	932	39

Huntsman Corp.	5,279	55

International Flavors & Fragrances, Inc.	1,348	99

International Paper Co.	4,015	188

Linde PLC	1,623	761

Mosaic Co.	7,570	276

	SHARES	MARKET VALUE (000S)

Newmont Corp.	3,367	$196

Packaging Corp. of America	462	87

PPG Industries, Inc.	1,260	143

Sherwin-Williams Co.	289	99

		3,740

REAL ESTATE 0.4%

CBRE Group, Inc. ‘A’ (a)	1,834	257

Jones Lang LaSalle, Inc. (a)	519	133

		390

UTILITIES 0.4%

American Water Works Co., Inc.	519	72

Edison International	3,245	168

Exelon Corp.	2,785	121

		361

Total United States		88,578

Total Common Stocks (Cost $78,284)		89,544

REAL ESTATE INVESTMENT TRUSTS 1.8%

UNITED STATES 1.8%

REAL ESTATE 1.8%

American Tower Corp.	1,022	226

AvalonBay Communities, Inc.	519	105

Crown Castle, Inc.	1,963	202

Equinix, Inc.	196	156

Equity Residential	1,643	111

Healthpeak Properties, Inc.	2,096	37

Host Hotels & Resorts, Inc.	4,615	71

Iron Mountain, Inc.	904	93

Kimco Realty Corp.	2,009	42

Mid-America Apartment Communities, Inc.	347	51

Prologis, Inc.	1,167	123

Public Storage	157	46

Ventas, Inc.	1,876	118

Welltower, Inc.	850	131

Weyerhaeuser Co.	6,388	164

		1,676

Total Real Estate Investment Trusts (Cost $1,642)		1,676

Total Investments in Securities (Cost $79,926)		91,220

Total Investments 99.6% (Cost $79,926)		$91,220

Other Assets and Liabilities, net 0.4%		330

Net Assets 100.0%		$91,550

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	41

Schedule of Investments	PIMCO RAFI ESG U.S. ETF	(Cont.)	June 30, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$619	$0	$0	$619
Switzerland
Communication Services	84	0	0	84
Materials	118	0	0	118
United Kingdom
Communication Services	81	0	0	81
Industrials	64	0	0	64
United States
Communication Services	6,939	0	0	6,939
Consumer Discretionary	5,796	0	0	5,796
Consumer Staples	6,947	0	0	6,947

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Financials	$13,786	$0	$0	$13,786
Health Care	19,293	0	0	19,293
Industrials	3,953	0	0	3,953
Information Technology	27,373	0	0	27,373
Materials	3,740	0	0	3,740
Real Estate	390	0	0	390
Utilities	361	0	0	361
Real Estate Investment Trusts
United States
Real Estate	1,676	0	0	1,676

Total Investments	$91,220	$0	$0	$91,220

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

42	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	June 30, 2025

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the U.S. Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (“Authorized Participant”). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team.

The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	43

Notes to Financial Statements	(Cont.)

(losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Quarterly	Quarterly

PIMCO RAFI ESG U.S. ETF	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The Trust does not provide an automatic dividend and/or distributions reinvestment service. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related

44	PIMCO EQUITY SERIES

June 30, 2025

accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	45

Notes to Financial Statements	(Cont.)

the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that

46	PIMCO EQUITY SERIES

June 30, 2025

the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	47

Notes to Financial Statements	(Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is

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also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$8	$2	$(1)	$0	$0	$9	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

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Notes to Financial Statements	(Cont.)

(a) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

PIMCO RAFI ESG U.S. ETF

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending

Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery

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or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Small Fund	—	—	—	X

Market Trading	X	X	X	X

Equity	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Liquidity	X	X	X	X

Issuer	X	X	X	X

Derivatives	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	—	—

Emerging Markets	X	—	—	—

China	X	—	—	—

Currency	X	X	—	—

Model	X	X	X	X

Leveraging	X	X	X	X

Management and Tracking Error	X	X	X	X

Indexing	X	X	X	X

Environmental, Social and Governance	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than a Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	51

Notes to Financial Statements	(Cont.)

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Credit Risk is the risk that a Fund could experience losses if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of a Fund’s shares may be constrained by the liquidity of a Fund’s portfolio holdings.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions and the indexation methodologies used

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in constructing the underlying index, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Environmental, Social and Governance Risk is the risk that, because the underlying index may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the index provider or any judgment exercised by the index provider in constructing the underlying index will reflect the opinions of any particular investor. A Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention

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Notes to Financial Statements	(Cont.)

may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO

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Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with the Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%

PIMCO RAFI ESG U.S. ETF	0.29%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	55

Notes to Financial Statements	(Cont.)

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended June 30, 2025, each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive each Fund’s Management Fee or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2025, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$6

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	15

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	9

PIMCO RAFI ESG U.S. ETF	4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2025 were (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$6	$5	$6	$17

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	11	11

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	1	7	9	17

PIMCO RAFI ESG U.S. ETF	0	1	2	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

56	PIMCO EQUITY SERIES

June 30, 2025

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0	$40,295	$42,683

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	111,751	107,027

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	0	66,978	66,575

PIMCO RAFI ESG U.S. ETF	0	0	18,081	15,726

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the sub-administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. Each Fund reserves the right to not impose a standard or variable redemption transaction fee or to vary the amount of the variable redemption transaction fee imposed, up to the maximum amount listed below, depending on the materiality of the Fund’s actual transaction costs incurred in selling securities to raise the cash amount redeemed (in the case of a variable redemption transaction fee) or where PIMCO believes that not imposing the standard or variable redemption transaction fee or varying the variable redemption transaction fee would be in a Fund’s and the Fund’s shareholders’ best interests.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$5,000	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI ESG U.S. ETF	$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	57

Notes to Financial Statements	(Cont.)

14. INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	70,029	24,507

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	68,685	54,402

PIMCO RAFI ESG U.S. ETF	36,299	5,420

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$784	$0	$11,397	$0	$(2,467)	$0	$0	$9,714

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	4,913	0	68,705	0	(14,281)	0	0	59,337

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	620	0	26,646	0	(27,240)	0	0	26

PIMCO RAFI ESG U.S. ETF	391	0	10,986	0	(4,455)	0	0	6,922

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on passive foreign investment companies (PFICs), return of capital distributions from underlying funds, adjustments for real estate investment trusts, and partnerships.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through June 30, 2025 and Ordinary losses realized during the period January 1, 2025 through June 30, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

58	PIMCO EQUITY SERIES

June 30, 2025

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2,467	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	11,805	2,476

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	19,761	7,479

PIMCO RAFI ESG U.S. ETF	1,786	2,669

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$96,620	$21,804	$(10,029)	$11,775

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	286,900	75,827	(7,177)	68,650

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	155,907	31,780	(5,135)	26,645

PIMCO RAFI ESG U.S. ETF	80,233	14,540	(3,553)	10,987

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on passive foreign investment companies (PFICs), return of capital distributions from underlying funds, adjustments for real estate investment trusts, and partnerships.

For the fiscal years ended June 30, 2025 and June 30, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2025			June 30, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$5,786	$0	$0	$3,936	$0	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	9,102	0	0	5,382	0	0

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2,618	0	0	2,443	0	0

PIMCO RAFI ESG U.S. ETF	1,250	0	0	807	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series and Shareholders of PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF (four of the funds constituting PIMCO Equity Series, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2025

We have served as the auditor of one or more investment companies in PIMCO Equity Series since 2010.

60	PIMCO EQUITY SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt	REIT	Real Estate Investment Trust	TBA	To-Be-Announced

JSC	Joint Stock Company

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	61

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1500	$0.0000	$0.0000	$0.1500

June 2025	$0.2000	$0.0000	$0.0000	$0.2000

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.2200	$0.0000	$0.0000	$0.2200

June 2025	$0.3800	$0.0000	$0.0000	$0.3800

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.2300	$0.0000	$0.0000	$0.2300

June 2025	$0.2100	$0.0000	$0.0000	$0.2100

PIMCO RAFI ESG U.S. ETF	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2025	$0.1800	$0.0000	$0.0000	$0.1800

June 2025	$0.1800	$0.0000	$0.0000	$0.1800

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

62	PIMCO EQUITY SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2025 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	Foreign Source Income (000s)†	Foreign Taxes Pass Through (000s)†

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.00%	83.53%	$5	$0	$4,145	$835

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.00%	100.00%	7	0	9,901	1,112

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	100.00%	100.00%	5	0	0	0

PIMCO RAFI ESG U.S. ETF	100.00%	100.00%	1	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	63

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

64	PIMCO EQUITY SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	318,532,120.05	7,468,814.30

Kimberley G. Stafford†	318,656,349.02	7,344,585.33

Michael J. Berchtold	318,646,270.46	7,354,663.89

Jennifer Holden Dunbar	318,371,137.81	7,629,796.54

Kym M. Hubbard	318,394,314.09	7,606,620.26

Gary F. Kennedy	309,620,914.42	16,380,019.92

Anne K. Kratky	318,578,763.98	7,422,170.36

Steven Lipiner	318,529,349.02	7,471,585.33

Peter B. McCarthy	318,223,376.49	7,777,557.86

Ronald C. Parker	318,587,534.91	7,413,399.44

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	65

Approval of Investment Management Agreement (N-CSR Item 11)

Not applicable.

66	PIMCO EQUITY SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

RAFIFSTMAR_063025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 5, 2025

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	September 5, 2025